UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Peter T. Fariel, Esq. BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Form N-CSR Items – period ended 08/31/12

BofA Funds Series Trust

Item 1. Reports to Stockholders.

BofATM Funds

Annual Report

August 31, 2012

BofA California Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	7
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	26
Federal Income Tax Information	27
Fund Governance	28
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA California Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/12 – 08/31/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.10	1,023.98	1.16	1.17	0.23
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,024.13	1.01	1.02	0.20
Daily Class Shares	1,000.00	1,000.00	1,000.10	1,023.98	1.16	1.17	0.23
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.03	1.11	1.12	0.22
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,023.98	1.16	1.17	0.23
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.23	0.90	0.92	0.18
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,023.98	1.16	1.17	0.23

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA California Tax-Exempt Reserves

August 31, 2012

Municipal Bonds – 87.9%

	Par ($)	Value ($)
California – 85.2%
CA Alameda Public Financing Authority
Alameda Point Improvement,
Series 2003 A, LOC: California State Teachers Retirement System 0.180% 12/01/33 (09/05/12) (a)(b)	8,100,000	8,100,000
CA Alameda-Contra Costa Schools Financing Authority
Capital Improvement Refinancing,
Series 2010 N, LOC: FHLB 0.140% 08/01/30 (09/06/12) (a)(b)	3,815,000	3,815,000
CA Barstow
Desert Visa Apartments,
Series 1991, LOC: FHLB 0.180% 12/01/20 (09/05/12) (a)(b)	2,200,000	2,200,000
CA BB&T Municipal Trust
Series 2007-2014,
LIQ FAC: Branch Banking & Trust 0.170% 09/15/32 (09/06/12) (a)(b)	6,690,000	6,690,000
CA Corona
Country Hills Apartments,
Series 1995 A, DPCE: FHLMC 0.180% 02/01/25 (09/06/12) (a)(b)	5,515,000	5,515,000
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A, DPCE: FNMA 0.180% 10/15/29 (09/06/12) (a)(b)	6,700,000	6,700,000
CA Department of Water Resources
Series 2010 M,
3.000% 05/01/13	2,000,000	2,035,029
CA Deutsche Bank Spears/Lifers Trust
Alta Loma California,
Series 2007, GTY AGMT: Deutsche Bank AG 0.250% 02/01/37 (09/06/12) (a)(b)	10,000,000	10,000,000

	Par ($)	Value ($)
Chino Basin California Regional Financing Authority,
Series 2008, GTY AGMT: Deutsche Bank AG 0.270% 04/01/48 (09/06/12) (a)(b)(c)	3,883,000	3,883,000
Los Angeles County Housing Authority,
River Park Apartments, Series 2011, GTY AGMT: Deutsche Bank AG 0.260% 10/01/31 (09/06/12) (a)(b)(c)	18,475,000	18,475,000
Series 2007,
Insured: FGIC, GTY AGMT: Deutsche Bank AG 0.270% 08/01/32 (09/06/12) (a)(b)	3,505,000	3,505,000
CA Duarte Redevelopment Agency
Certificates of Participation:
Johnson Duarte Partners, Series 1984 B, LOC: General Electric Capital Corp. 0.130% 12/01/19 (09/06/12) (a)(b)	5,000,000	5,000,000
Piken Duarte Partners,
Series 1984 A, LOC: General Electric Capital Corp. 0.130% 12/01/19 (09/06/12) (a)(b)	7,000,000	7,000,000
CA East Bay Municipal Utility District
Series 2009 A1,
0.170% 06/01/26 (09/06/12) (b)(d)	6,885,000	6,885,000
Series 2009 A2,
0.180% 06/01/26 (09/06/12) (b)(d)	4,935,000	4,935,000
CA Foothill-De Anza Community College District
Series 2007-1884,
GTY AGMT: Wells Fargo Bank N.A. 0.170% 08/01/31 (09/06/12) (a)(b)	9,710,000	9,710,000
CA Fresno
Multi-Family Housing,
Wasatch Pool Holdings LLC, Stonepine Apartments, Series 2001 A, DPCE: FNMA 0.180% 02/15/31 (09/06/12) (a)(b)	5,095,000	5,095,000

See Accompanying Notes to Financial Statements.

2

BofA California Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Golden State Tobacco Securitization Corp.
Enhanced Asset-Backed,
Series 2003 B, Pre-refunded 06/01/13: 5.500% 06/01/33	2,780,000	2,888,635
5.500% 06/01/43	1,000,000	1,039,084
5.625% 06/01/38	1,095,000	1,138,748
Series 2003 A-1,
Pre-refunded 06/01/13, 6.625% 06/01/40	1,485,000	1,555,968
Series 2003 A-4,
Pre-refunded 06/01/13, 7.800% 06/01/42	1,100,000	1,161,868
CA Health Facilities Financing Authority
Scripps Health,
Series 2012 B, 0.150% 10/01/42 (09/05/12) (b)(d)	9,075,000	9,075,000
Stanford Hospital & Clinics,
Series 2008 B2: 0.170% 11/15/45 (12/05/12) (b)(d)	7,800,000	7,800,000
0.180% 11/15/45 (01/15/13) (b)(d)	5,000,000	5,000,000
CA Indio Multi-Family Housing Revenue
Carreon Villa Apartments,
Series 1996 A, DPCE: FNMA 0.180% 08/01/26 (09/06/12) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
Columbia College,
Hollywood Project, Series 2010, LOC: Rabobank N.A. 0.150% 10/01/40 (09/06/12) (a)(b)	5,135,000	5,135,000
San Francisco Ballet Association,
Series 2008, LOC: FHLB 0.180% 08/01/38 (09/04/12) (a)(b)	15,600,000	15,600,000
CA Irvine Ranch Water District
Series 2011 A-1,
0.160% 10/01/37 (09/06/12) (b)(d)	10,000,000	10,000,000

	Par ($)	Value ($)
CA JPMorgan Chase Putters/Drivers Trust
Scripps Health,
Series 2012 4039, LIQ FAC: JPMorgan Chase Bank 0.180% 11/15/19 (09/06/12) (a)(b)(c)	3,000,000	3,000,000
California State Department of Water Resources Supply,
Series 2012 4059, LIQ FAC: JPMorgan Chase Bank 0.190% 05/01/13 (09/04/12) (a)(b)(c)	4,260,000	4,260,000
Los Angeles CA Unified School District,
Series 2012 4252, LIQ FAC: JPMorgan Chase Bank 0.190% 02/28/13 (09/04/12) (a)(b)(c)	3,900,000	3,900,000
CA Los Angeles County
Tax & Revenue Anticipation Notes,
Series 2012 C, 2.000% 06/28/13	8,000,000	8,118,072
CA Los Angeles Department of Water & Power
Series 2001 B1,
SPA: Royal Bank of Canada 0.130% 07/01/35 (09/06/12) (a)(b)	7,000,000	7,000,000
CA Los Angeles Unified School District
Series 2010 A,
3.000% 07/01/13	1,000,000	1,022,897
CA Los Angeles
Tax & Revenue Anticipation Notes,
Series 2012 C, 2.000% 04/25/13	7,000,000	7,081,285
CA Manteca Redevelopment Agency
Sub-Amended Merged Project Area,
Series 2005, LOC: State Street Bank & Trust Co. 0.180% 10/01/42 (09/04/12) (a)(b)	6,700,000	6,700,000
CA Metropolitan Water District of Southern California
Series 2011 A-1,
0.170% 07/01/36 (09/06/12) (b)(d)	10,000,000	10,000,000
Series 2011 A-4,
0.320% 07/01/36 (09/06/12) (b)(d)	8,000,000	8,007,734

See Accompanying Notes to Financial Statements.

3

BofA California Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Monterey Peninsula Water Management District
Wastewater Reclamation Project,
Series 1992, LOC: Wells Fargo Bank N.A. 0.220% 07/01/22 (09/01/12) (a)(b)	2,390,000	2,390,000
CA Newport Beach
Hoag Memorial Hospital/Newport Health,
Series 2008 E, LOC: Northern Trust Co. 0.160% 12/01/40 (09/05/12) (a)(b)	12,500,000	12,500,000
CA Oceanside
Shadow Way Apartments LP,
Series 2009, LOC: FHLMC 0.170% 03/01/49 (09/06/12) (a)(b)	1,375,000	1,375,000
CA Pittsburg Redevelopment Agency
Los Medanos Community,
Series 2004 A, LOC: State Street Bank & Trust Co., LOC: California State Teachers Retirement System 0.180% 09/01/35 (09/04/12) (a)(b)	10,000,000	10,000,000
CA RBC Municipal Products, Inc. Trust
Kaiser Permanente,
Series 2011 E-21, LOC: Royal Bank of Canada 0.210% 10/01/13 (09/06/12) (a)(b)(c)	6,000,000	6,000,000
CA San Diego County Regional Transportation Commission
Series 2008 B,
SPA: JPMorgan Chase Bank 0.170% 04/01/38 (09/06/12) (a)(b)	7,115,000	7,115,000
CA San Diego County School Districts
Tax & Revenue Anticipation Notes,
Series 2012 A, Insured: Government of Participants 2.000% 06/28/13	2,000,000	2,030,017
CA San Francisco City & County Redevelopment Agency
Hunters Point,
Series 2005 A, LOC: JPMorgan Chase Bank 0.220% 08/01/36 (09/06/12) (a)(b)	1,500,000	1,500,000

	Par ($)	Value ($)
CA San Francisco City & County
Certificates of Participation,
Series 2007 1883, GTY AGMT: Wells Fargo Bank N.A. 0.220% 09/01/31 (09/06/12) (a)(b)	13,420,000	13,420,000
CA San Mateo Joint Powers Financing Authority
Public Safety Project,
Series 2007 A, LOC: Wells Fargo Bank N.A. 0.190% 04/01/39 (09/06/12) (a)(b)	15,565,000	15,565,000
CA San Rafael Redevelopment Authority
Sanraf Associates,
Series 2001 A, AMT, LOC: Citibank N.A. 0.280% 12/01/31 (09/05/12) (a)(b)	1,500,000	1,500,000
CA School Cash Reserve Program Authority
Series 2012 L,
2.000% 06/03/13	8,200,000	8,308,321
CA Statewide Communities Development Authority
Gas Supply Revenue,
Series 2010, SPA: Royal Bank of Canada 0.170% 11/01/40 (09/06/12) (a)(b)	19,715,000	19,715,000
John Muir Health,
Series 2008 C, LOC: Wells Fargo Bank N.A. 0.170% 08/15/27 (09/04/12) (a)(b)	1,465,000	1,465,000
Kaiser Credit Group,
Kaiser Permanente: Series 2009 A, 5.000% 04/01/13	2,580,000	2,650,122
Series 2009 C2, 0.160% 04/01/46 (09/05/12) (b)(d)	7,145,000	7,145,000
Kaiser Permanente:
0.230% 09/12/12	1,500,000	1,500,000
0.240% 02/14/13	14,200,000	14,200,000
0.240% 05/07/13	5,000,000	5,000,000
0.250% 11/08/12	10,000,000	10,000,000
Los Angeles County Museum of Art,
Series 2008, LOC: Union Bank N.A. 0.150% 12/01/37 (09/05/12) (a)(b)	13,040,000	13,040,000

See Accompanying Notes to Financial Statements.

4

BofA California Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
Plan Nine Partners LLC,
Series 2005 A, LOC: Union Bank N.A. 0.200% 02/01/35 (09/06/12) (a)(b)	8,115,000	8,115,000
CA State
Revenue Anticipation Notes:
Series 2012 A-1, 2.500% 05/30/13	2,500,000	2,540,166
Series 2012 A-2, 2.500% 06/20/13	13,500,000	13,726,407
Series 2012 A-2,
Guarantor: Royal Bank of Canada 0.180% 10/03/12	13,800,000	13,800,000
CA Sunnyvale
Government Center Site,
Series 2009 A, LOC: Union Bank N.A. 0.160% 04/01/31 (09/06/12) (a)(b)	9,085,000	9,085,000
CA Tahoe Forest Hospital District
Health Facilities,
Series 2002, LOC: U.S. Bank N.A. 0.180% 07/01/33 (09/04/12) (a)(b)	3,655,000	3,655,000
California Total		442,017,353
Louisiana – 0.4%
LA Municipal Gas Authority
Putters,
Series 2006 1411Q, LOC: JPMorgan Chase Bank 0.300% 08/01/16 (09/04/12) (a)(b)	2,045,000	2,045,000
Louisiana Total		2,045,000
New Jersey – 2.3%
NJ Economic Development Authority
Series 1992,
LOC: BNP Paribas 0.600% 09/04/12	11,710,000	11,710,000
New Jersey Total		11,710,000
Total Municipal Bonds (cost of $455,772,353)		455,772,353

Closed-End Investment Companies – 12.1%

	Par ($)	Value ($)
California – 12.1%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2010,
LIQ FAC: Deutsche Bank AG 0.310% 03/01/40 (09/06/12) (a)(b)(c)	16,200,000	16,200,000
CA Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.270% 12/01/40 (09/06/12) (a)(b)(c)	11,600,000	11,600,000
CA Nuveen Performance Plus Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.270% 12/01/40 (09/06/12) (a)(b)	10,000,000	10,000,000
CA Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.270% 08/01/40 (09/06/12) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Select Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.270% 08/01/40 (09/06/12) (a)(b)(c)	15,000,000	15,000,000
California Total		62,800,000
Total Closed-End Investment Companies (cost of $62,800,000)		62,800,000
Total Investments – 100.0% (cost of $518,572,353) (e)		518,572,353
Other Assets & Liabilities, Net – 0.0%		243,923
Net Assets – 100.0%		518,816,276

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2012.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, these securities, which are not illiquid, amounted to $92,318,000 or 17.8% of net assets for the Fund.

See Accompanying Notes to Financial Statements.

5

BofA California Tax-Exempt Reserves

August 31, 2012

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2012.

(e)  Cost for federal income tax purposes is $518,572,353.

The following table summarizes the inputs used, as of August 31, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$455,772,353	$—	$455,772,353
Total Closed-End Investment Companies	—	62,800,000	—	62,800,000
Total Investments	$—	$518,572,353	$—	$518,572,353

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	87.9
Closed-End Investment Companies	12.1
100.0
Other Assets & Liabilities, Net	0.0
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – BofA California Tax-Exempt Reserves
August 31, 2012

		($)
Assets	Investments, at amortized cost approximating value	518,572,353
	Cash	3,559
	Receivable for:
	Interest	397,767
	Expense reimbursement due from investment advisor	14,957
	Prepaid expenses	8,232
	Total Assets	518,996,868
Liabilities	Payable for:
	Distributions	67
	Investment advisory fee	60,117
	Administration fee	7,977
	Pricing and bookkeeping fees	12,780
	Transfer agent fee	3,119
	Trustees' fees	2,807
	Audit fee	43,550
	Legal fee	31,761
	Custody fee	2,419
	Chief compliance officer expenses	1,381
	Other liabilities	14,614
	Total Liabilities	180,592
	Net Assets	518,816,276
Net Assets Consist of	Paid-in capital	519,561,342
	Undistributed net investment income	25,186
	Accumulated net realized loss	(770,252)
	Net Assets	518,816,276

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities (continued) – BofA California Tax-Exempt Reserves
August 31, 2012

Adviser Class Shares	Net assets	$43,603,106
	Shares outstanding	43,639,518
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$75,981,418
	Shares outstanding	76,046,119
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$17,085,828
	Shares outstanding	17,100,010
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$686,485
	Shares outstanding	687,053
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$9,006,993
	Shares outstanding	9,013,898
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$1,135
	Shares outstanding	1,136
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$372,451,311
	Shares outstanding	372,758,220
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

8

Statement of Operations – BofA California Tax-Exempt Reserves
For the Year Ended August 31, 2012

		($)
Investment Income	Interest	1,299,436
Expenses	Investment advisory fee	870,016
	Administration fee	455,983
	Distribution fee:
	Daily Class Shares	81,341
	Investor Class Shares	6,783
	Service fee:
	Adviser Class Shares	128,324
	Daily Class Shares	58,101
	Investor Class Shares	16,957
	Liquidity Class Shares	127
	Shareholder administration fee:
	Institutional Class Shares	12,578
	Trust Class Shares	372,154
	Transfer agent fee	26,015
	Pricing and bookkeeping fees	143,789
	Trustees' fees	54,591
	Custody fee	16,833
	Legal fees	139,750
	Chief compliance officer expenses	7,496
	Other expenses	120,945
	Total Expenses	2,511,783
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(693,438)
	Fees waived by distributor:
	Adviser Class Shares	(113,806)
	Daily Class Shares	(132,931)
	Institutional Class Shares	(5,599)
	Investor Class Shares	(21,829)
	Liquidity Class Shares	(120)
	Trust Class Shares	(271,768)
	Expense reductions	(15)
	Net Expenses	1,272,277
	Net Investment Income	27,159
	Net realized gain on investments	2,527
	Net Increase Resulting from Operations	29,686

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – BofA California Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2012 ($)	2011 ($)
Operations	Net investment income	27,159	407,106
	Net realized gain on investments	2,527	247,561
	Net increase resulting from operations	29,686	654,667
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(25,320)	(26,508)
	Capital Class Shares	(79,285)	(244,260)
	Daily Class Shares	(11,577)	(15,543)
	Institutional Class Shares	(28,963)	(186,946)
	Investor Class Shares	(2,937)	(1,174)
	Liquidity Class Shares	(1)	(232)
	Trust Class Shares	(192,187)	(180,826)
	Total distributions to shareholders	(340,270)	(655,489)
	Net Capital Stock Transactions	(195,378,152)	(552,730,094)
	Total decrease in net assets	(195,688,736)	(552,730,916)
Net Assets	Beginning of period	714,505,012	1,267,235,928
	End of period	518,816,276	714,505,012
	Undistributed net investment income at end of period	25,186	367,942

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets (continued) – BofA California Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2012		2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	57,721	57,721	76,814,563	76,814,563
Distributions reinvested	15,569	15,569	13,733	13,733
Redemptions	(19,379,937)	(19,379,937)	(231,745,298)	(231,745,298)
Net decrease	(19,306,647)	(19,306,647)	(154,917,002)	(154,917,002)
Capital Class Shares
Subscriptions	222,598,992	222,598,992	577,634,398	577,634,398
Distributions reinvested	6,553	6,553	141,199	141,199
Redemptions	(263,810,459)	(263,810,459)	(654,532,431)	(654,532,431)
Net decrease	(41,204,914)	(41,204,914)	(76,756,834)	(76,756,834)
Daily Class Shares
Subscriptions	460,574	460,574	60,893,921	60,893,921
Redemptions	(18,933,195)	(18,933,195)	(298,540,500)	(298,540,500)
Net decrease	(18,472,621)	(18,472,621)	(237,646,579)	(237,646,579)
Institutional Class Shares
Subscriptions	29,282	29,282	58,202,197	58,202,197
Distributions reinvested	46	46	3,448	3,448
Redemptions	(109,860,589)	(109,860,589)	(213,049,233)	(213,049,233)
Net decrease	(109,831,261)	(109,831,261)	(154,843,588)	(154,843,588)
Investor Class Shares
Subscriptions	30,460,317	30,460,317	10,323,278	10,323,278
Distributions reinvested	1,847	1,847	1,143	1,143
Redemptions	(27,650,622)	(27,650,622)	(9,300,828)	(9,300,828)
Net increase	2,811,542	2,811,542	1,023,593	1,023,593
Liquidity Class Shares
Subscriptions	—	—	700,000	700,000
Distributions reinvested	—	—	232	232
Redemptions	(699,999)	(699,999)	—	—
Net increase (decrease)	(699,999)	(699,999)	700,232	700,232
Trust Class Shares
Subscriptions	641,315,221	641,315,221	530,074,562	530,074,563
Distributions reinvested	3,055	3,055	3,913	3,913
Redemptions	(649,992,528)	(649,992,528)	(460,368,392)	(460,368,392)
Net increase (decrease)	(8,674,252)	(8,674,252)	69,710,083	69,710,084

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2012	2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	(d)	—	(e)	0.0076	0.0217
Less Distributions to Shareholders:
From net investment income	— (d)	—	(d)	—	(e)	(0.0076)	(0.0217)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.05%	0.03%		0.00	%(h)	0.76%	2.20%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.23%	0.32%		0.35%		0.48%	0.45%
Waiver/Reimbursement	0.34%	0.23%		0.18%		0.06%	0.05%
Net investment income (i)	—	—	%(h)	—	%(h)	0.88%	2.09%
Net assets, end of period (000s)	$43,603	$62,936		$217,843		$309,195	$674,000

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2012	2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	— (d)	0.001	0.0014	0.0100	0.0242
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	(0.0014)	(0.0100)	(0.0242)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.08%	0.14%	0.14%	1.00%	2.45%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.20%	0.20%	0.20%	0.24%	0.20%
Waiver/Reimbursement	0.12%	0.10%	0.08%	0.05%	0.05%
Net investment income (g)	0.03%	0.11%	0.14%	1.13%	2.37%
Net assets, end of period (000s)	$75,981	$117,232	$193,989	$366,450	$857,425

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2012	2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	(d)	—	0.0054	0.0182
Less Distributions to Shareholders:
From net investment income	— (d)	—	(d)	—	(0.0054)	(0.0182)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.05%	0.03%		0.00%	0.54%	1.84%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.23%	0.32%		0.35%	0.73%	0.80%
Waiver/Reimbursement	0.69%	0.58%		0.53%	0.16%	0.05%
Net investment income (g)	—	—	%(h)	—	0.62%	1.76%
Net assets, end of period (000s)	$17,086	$35,567		$273,194	$1,045,609	$1,772,303

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2012		2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.0010	0.0096	0.0238
Less Distributions to Shareholders:
From net investment income	(0.001)		(0.001)	(0.0010)	(0.0096)	(0.0238)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.05%		0.11%	0.10%	0.96%	2.41%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.22%		0.23%	0.24%	0.28%	0.24%
Waiver/Reimbursement	0.13%		0.11%	0.08%	0.05%	0.05%
Net investment income (g)	—	%(h)	0.08%	0.10%	1.04%	2.28%
Net assets, end of period (000s)	$686		$110,499	$265,338	$447,721	$942,240

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2012	2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	(d)	—	0.0068	0.0207
Less Distributions to Shareholders:
From net investment income	— (d)	—	(d)	—	(0.0068)	(0.0207)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.05%	0.03%		0.00%	0.68%	2.09%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.22%	0.30%		0.35%	0.56%	0.55%
Waiver/Reimbursement	0.44%	0.35%		0.28%	0.08%	0.05%
Net investment income (g)	—	—	%(h)	—	0.77%	2.08%
Net assets, end of period (000s)	$9,007	$6,201		$5,178	$188,904	$262,145

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA California Tax-Exempt Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2012	2011 (a)		2010 (b)(c)	2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	(d)	0.0002	0.0085		0.0227
Less Distributions to Shareholders:
From net investment income	— (d)	—	(d)	(0.0002)	(0.0085)		(0.0227)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.04%	0.03%		0.01%	0.85	%(g)	2.30%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.21%	0.28%		0.33%	0.39%		0.35%
Waiver/Reimbursement	0.35%	0.27%		0.20%	0.15%		0.15%
Net investment income (h)	—	—	%(i)	0.02%	1.79	%(g)	2.41%
Net assets, end of period (000s)	$1	$701		$1	$478		$33,242

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2012		2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.0005	0.0090	0.0232
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.0005)	(0.0090)	(0.0232)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.05%		0.06%	0.05%	0.90%	2.35%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.22%		0.28%	0.30%	0.34%	0.30%
Waiver/Reimbursement	0.19%		0.12%	0.08%	0.05%	0.05%
Net investment income (g)	—	%(h)	0.02%	0.05%	0.96%	2.23%
Net assets, end of period (000s)	$372,451		$381,369	$311,692	$585,899	$761,991

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – BofA California Tax-Exempt Reserves
August 31, 2012

Note 1. Organization

BofA California Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Class, Investor Class, Liquidity Class, and Trust Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based

19

BofA California Tax-Exempt Reserves, August 31, 2012

upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carry forward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2012, permanent book and tax basis differences resulting primarily from differing treatments for prior year undistributed tax-exempt income were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$(29,645)	$—	$29,645

20

BofA California Tax-Exempt Reserves, August 31, 2012

The tax character of distributions paid during the years ended August 31, 2012 and August 31, 2011 were as follows:

	August 31,
Distributions paid from	2012	2011
Tax-Exempt Income	$337,696	$655,489
Ordinary Income*	2,574	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$25,223	$30	$—

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

As of August 31, 2012, the Fund had pre-Act capital loss carryforwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2018	$770,252

Capital loss carry forwards of $2,527 were utilized by the Fund during the year ended August 31, 2012.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

21

BofA California Tax-Exempt Reserves, August 31, 2012

For the year ended August 31, 2012, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2012, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BofA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

22

BofA California Tax-Exempt Reserves, August 31, 2012

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%`	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Servicing Plans:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2012 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2012.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

23

BofA California Tax-Exempt Reserves, August 31, 2012

At August 31, 2012, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2015	2014	2013	recovery	ended 08/31/2012
$674,674	$898,418	$1,486,821	$3,059,913	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. Previously, the Trust's eligible Trustees participated in a non-qualified deferred compensation plan which the Board voted to terminate on February 28, 2011. Balances related to compensation previously deferred by the trustees were paid out of Fund assets on March 8, 2012. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. There are no liabilities associated with the terminated deferred compensation plan, however there are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2012, these custody credits reduced total expenses by $15 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to October 28, 2011, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings were available for short-term liquidity or temporary or emergency purposes. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2012, the Fund did not borrow under these arrangements.

24

BofA California Tax-Exempt Reserves, August 31, 2012

Note 7. Shareholder Concentration

Fund's risks include, but are not limited to the following:

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Non-Diversification Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of the total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volitile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund invests primarily in debt obligations issued by the State of California, and its political subdivisions, agencies and public authorities, and other qualified issuers that may be located outside of California. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

25

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA California Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA California Tax-Exempt Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2012, and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

26

Federal Income Tax Information (Unaudited) – BofA California Tax-Exempt Reserves

For the fiscal year ended August 31, 2012, 99.24% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

27

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (149 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (149 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

28

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC (advisory firm), since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Peter T. Fariel (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005.

29

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004.
Thomas Loeffler (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2012)	Assistant General Counsel, Bank of America since July 2007; Vice President and Senior Attorney for United States Trust Company, National Association from February 2006 to July 2007.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

30

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA California Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA California Tax-Exempt Reserves

Annual Report, August 31, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-CATE-42/265704-1012

BofATM Funds

Annual Report

August 31, 2012

BofA Cash Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	19
Notes to Financial Statements	29
Report of Independent Registered Public Accounting Firm	37
Federal Income Tax Information	38
Fund Governance	39
Important Information About This Report	45

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Cash Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/12 – 08/31/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.23	1.91	1.93	0.38
Capital Class Shares	1,000.00	1,000.00	1,000.90	1,024.13	1.01	1.02	0.20
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.23	1.91	1.93	0.38
Institutional Capital Shares	1,000.00	1,000.00	1,000.90	1,024.13	1.01	1.02	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.70	1,023.93	1.21	1.22	0.24
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.23	1.91	1.93	0.38
Investor II Class Shares	1,000.00	1,000.00	1,000.00	1,023.23	1.91	1.93	0.38
Liquidity Class Shares	1,000.00	1,000.00	1,000.20	1,023.38	1.76	1.78	0.35
Marsico Shares	1,000.00	1,000.00	1,000.00	1,023.23	1.91	1.93	0.38
Trust Class Shares	1,000.00	1,000.00	1,000.40	1,023.63	1.51	1.53	0.30

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Cash Reserves

August 31, 2012

Commercial Paper – 24.1%

	Par ($)	Value ($)
ANZ National International Ltd.
0.340% 02/22/13 (a)(b)	23,700,000	23,661,053
0.360% 11/05/12 (a)(b)	42,785,000	42,757,190
0.360% 01/25/13 (a)(b)	155,000,000	154,773,700
0.380% 01/18/13 (a)(b)	89,000,000	88,869,417
0.394% 12/07/12 (09/07/12) (b)(c)(d)	42,350,000	42,350,000
0.420% 01/14/13 (a)(b)	42,950,000	42,882,354
0.440% 01/11/13 (a)(b)	80,200,000	80,070,611
ASB Finance Ltd.
0.345% 12/03/12 (09/04/12) (b)(c)(d)	43,800,000	43,800,000
0.380% 01/28/13 (a)(b)	100,000,000	99,842,722
0.480% 09/27/12 (a)(b)	18,865,000	18,858,460
Australia & New Zealand Banking Group Ltd.
0.295% 11/27/12 (09/28/12) (b)(c)(d)	50,300,000	50,300,000
BNZ International Funding Ltd.
0.349% 11/16/12 (09/17/12) (b)(c)(d)	43,740,000	43,740,000
0.460% 01/03/13 (a)(b)	6,115,000	6,105,311
0.470% 01/03/13 (a)(b)	100,000,000	99,838,111
Commonwealth Bank of Australia
0.287% 10/18/12 (09/18/12) (b)(c)(d)	7,000,000	7,000,000
0.380% 01/14/13 (a)(b)	30,000,000	29,957,250
DnB Norbank ASA
0.310% 09/06/12 (a)(b)	99,700,000	99,695,707
0.310% 09/10/12 (a)(b)	67,000,000	66,994,808
0.370% 09/17/12 (a)(b)	32,125,000	32,119,717
Erste Abwicklungsanstalt
0.370% 09/11/12 (a)(b)	21,988,000	21,985,740
0.370% 09/13/12 (a)(b)	8,795,000	8,793,915
0.370% 09/20/12 (a)(b)	10,994,000	10,991,853
0.420% 01/23/13 (a)(b)	8,430,000	8,415,838
0.440% 09/25/12 (a)(b)	29,990,000	29,981,203
0.500% 09/24/12 (a)(b)	52,255,000	52,238,307
0.500% 01/10/13 (a)(b)	20,000,000	19,963,611
0.520% 11/09/12 (a)(b)	56,250,000	56,193,937
0.520% 11/16/12 (a)(b)	22,165,000	22,140,668
0.580% 09/26/12 (a)(b)	70,000,000	69,971,806
0.580% 10/19/12 (a)(b)	24,000,000	23,981,440
0.600% 10/05/12 (a)(b)	45,000,000	44,974,500
0.600% 10/09/12 (a)(b)	129,000,000	128,918,300
General Electric Capital Corp.
0.280% 09/28/12 (a)	50,000,000	49,989,500
0.310% 02/27/13 (a)	50,000,000	49,922,931
0.330% 02/26/13 (a)	75,000,000	74,877,625

	Par ($)	Value ($)
0.330% 03/05/13 (a)	94,000,000	93,840,592
0.330% 03/15/13 (a)	92,090,000	91,925,389
0.340% 02/14/13 (a)	89,800,000	89,659,214
0.340% 03/27/13 (a)	92,900,000	92,718,380
HSBC Bank PLC
0.410% 01/18/13 (a)(b)	100,000,000	99,841,694
0.410% 01/22/13 (a)(b)	65,025,000	64,919,100
JPMorgan Chase & Co.
0.280% 11/01/12 (a)	107,500,000	107,448,997
Nationwide Building Society
0.440% 09/25/12 (a)(b)	23,000,000	22,993,253
0.530% 10/22/12 (a)(b)	86,650,000	86,584,940
Nestle Finance International Ltd.
0.310% 12/17/12 (a)	29,870,000	29,842,478
Prudential PLC
0.360% 09/05/12 (a)(b)	30,000,000	29,998,800
0.380% 10/17/12 (a)(b)	31,375,000	31,359,766
Svenska Handelsbanken, Inc.
0.350% 03/04/13 (a)(b)	50,000,000	49,910,556
Swedbank
0.310% 12/03/12 (a)	95,000,000	94,923,921
Westpac Securities NZ Ltd.
0.460% 01/02/13 (a)(b)	14,000,000	13,977,997
Total Commercial Paper (cost of $2,746,902,662)		2,746,902,662
Certificates of Deposit – 21.1%
Bank of Montreal
0.300% 02/26/13	25,000,000	25,000,000
Bank of Nova Scotia/Houston
0.320% 10/18/12	50,000,000	50,000,000
0.326% 12/27/12 (09/26/12) (c)(d)	109,200,000	109,200,000
0.327% 12/19/12 (09/19/12) (c)(d)	40,130,000	40,130,000
0.327% 12/20/12 (09/20/12) (c)(d)	41,240,000	41,240,000
0.750% 10/15/12	3,160,000	3,161,512
0.755% 10/18/12	6,345,000	6,348,180
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.330% 11/27/12	19,000,000	19,000,000
0.340% 11/08/12	53,000,000	53,000,000
0.340% 11/15/12	150,000,000	150,000,000
0.340% 11/19/12	111,000,000	111,000,000
Barclays Bank PLC/NY
0.360% 11/29/12	100,000,000	100,000,000

See Accompanying Notes to Financial Statements.

2

BofA Cash Reserves

August 31, 2012

Certificates of Deposit (continued)

	Par ($)	Value ($)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
0.520% 10/12/12	43,085,000	43,085,000
0.537% 11/09/12	14,725,000	14,726,962
National Australia Bank Ltd.
0.350% 01/18/13	53,000,000	53,000,000
0.365% 01/25/13	38,000,000	38,000,769
0.380% 01/11/13	20,000,000	20,000,000
0.380% 01/15/13	60,425,000	60,425,000
Nordea Bank Finland/NY
0.350% 02/13/13	100,430,000	100,430,000
0.350% 02/28/13	60,000,000	60,000,000
0.360% 02/19/13	50,000,000	50,000,000
0.360% 02/21/13	50,500,000	50,497,578
0.400% 01/18/13	150,000,000	150,000,000
Skandinaviska Enskilda Banken/NY
0.340% 11/30/12	120,300,000	120,312,012
0.440% 10/01/12	206,730,000	206,729,999
0.450% 12/05/12	19,000,000	19,005,504
Sumitomo Mitsui Banking Corp./NY
0.320% 11/09/12	41,635,000	41,635,000
0.320% 11/20/12	100,000,000	100,000,000
0.320% 11/21/12	30,700,000	30,700,000
0.320% 11/23/12	25,000,000	25,000,000
0.320% 11/26/12	125,200,000	125,200,000
0.320% 11/27/12	11,000,000	11,000,000
Svenska Handelsbanken/NY
0.355% 11/09/12	105,000,000	105,001,005
0.550% 09/06/12	91,800,000	91,800,000
0.570% 09/04/12	45,500,000	45,500,000
Toronto-Dominion Bank/NY
0.345% 11/05/12 (09/04/12) (c)(d)	30,775,000	30,779,013
UBS AG/Stamford
0.250% 12/07/12	100,000,000	100,000,000
Total Certificates of Deposit (cost of $2,400,907,534)		2,400,907,534
Asset-Backed Commercial Paper (a) – 14.8%
FCAR Owner Trust
0.280% 10/01/12	117,662,000	117,634,546
0.280% 11/14/12	28,765,000	28,748,444
0.350% 09/04/12	18,745,000	18,744,453
0.410% 02/04/13	46,940,000	46,856,603
0.450% 10/01/12	96,750,000	96,713,719
0.450% 01/02/13	90,135,000	89,996,417
0.500% 09/04/12	9,000,000	8,999,625

	Par ($)	Value ($)
Gotham Funding Corp.
0.280% 11/26/12 (b)	25,000,000	24,983,278
0.280% 11/28/12 (b)	32,700,000	32,677,619
0.280% 11/29/12 (b)	90,000,000	89,937,700
0.280% 12/03/12 (b)	80,000,000	79,942,133
Kells Funding LLC
0.400% 09/04/12 (b)	14,834,000	14,833,506
0.410% 10/02/12 (b)	24,117,000	24,108,485
0.430% 09/04/12 (b)	83,240,000	83,237,017
0.430% 10/17/12 (b)	42,312,000	42,288,752
0.450% 10/05/12 (b)	21,607,000	21,597,817
0.450% 10/17/12 (b)	61,904,000	61,868,405
0.450% 10/18/12 (b)	17,220,000	17,209,883
0.500% 01/15/13 (b)	33,725,000	33,661,297
0.550% 10/01/12 (b)	17,760,000	17,751,860
0.550% 10/02/12 (b)	76,196,000	76,159,913
0.590% 01/02/13 (b)	32,100,000	32,035,292
0.600% 01/02/13 (b)	60,990,000	60,864,970
0.610% 10/01/12 (b)	41,000,000	40,979,158
Manhattan Asset Funding Co. LLC
0.270% 10/11/12 (b)	24,829,000	24,821,551
Old Line Funding LLC
0.320% 02/19/13 (b)	35,485,000	35,431,063
0.320% 02/21/13 (b)	23,235,000	23,199,270
Rhein Main Securitisation Ltd.
0.470% 09/28/12 (b)	37,100,000	37,086,922
0.510% 09/14/12 (b)	21,600,000	21,596,022
Royal Park Investments Funding Corp.
0.650% 09/06/12 (b)	122,465,000	122,453,944
0.650% 09/13/12 (b)	54,030,000	54,018,294
0.650% 09/18/12 (b)	53,780,000	53,763,493
0.650% 09/19/12 (b)	60,115,000	60,095,463
0.650% 09/27/12 (b)	48,250,000	48,227,349
0.650% 10/03/12 (b)	42,475,000	42,450,459
Total Asset-Backed Commercial Paper (cost of $1,684,974,722)		1,684,974,722
Municipal Bonds (d)(e) – 9.1%
California – 0.8%
CA East Bay Municipal Utility District
Series 2008 A-2,
SPA: Barclays Bank PLC 0.150% 06/01/38 (09/05/12)	13,640,000	13,640,000

See Accompanying Notes to Financial Statements.

3

BofA Cash Reserves

August 31, 2012

Municipal Bonds (d)(e) (continued)

	Par ($)	Value ($)
CA Metropolitan Water District of Southern California
Series 2000 B-4,
SPA: Wells Fargo Bank N.A. 0.140% 07/01/35 (09/05/12)	20,300,000	20,300,000
Series 2008 A-2,
SPA: Barclays Bank PLC 0.150% 07/01/37 (09/06/12)	59,180,000	59,180,000
California Total		93,120,000
Colorado – 0.7%
CO Housing & Finance Authority
Multi-Family:
Series 2003 A-1, SPA: FHLB 0.190% 10/01/33 (09/05/12)	9,985,000	9,985,000
Series 2003 A-2, SPA: FHLB 0.190% 10/01/33 (09/05/12)	6,800,000	6,800,000
Series 2004 A1, SPA: FHLB 0.180% 10/01/34 (09/05/12)	20,660,000	20,660,000
Series 2008 A1, SPA: FHLB 0.180% 04/01/29 (09/05/12)	14,345,000	14,345,000
Series 2008 C1, SPA: FHLB 0.180% 10/01/38 (09/05/12)	7,945,000	7,945,000
Series 2001 AA1,
LOC: FNMA, LOC: FHLMC 0.180% 05/01/41 (09/05/12)	2,465,000	2,465,000
Series 2003 A1,
LOC: FNMA 0.240% 11/01/30 (09/05/12)	2,305,000	2,305,000
Series 2005 B-1,
SPA: FHLB 0.180% 04/01/40 (09/05/12)	6,590,000	6,590,000

	Par ($)	Value ($)
Series 2006 CL1,
SPA: FHLB 0.190% 11/01/36 (09/05/12)	1,135,000	1,135,000
Single Family:
Series 2002 A-1, SPA: FHLB 0.240% 11/01/13 (09/05/12)	1,410,000	1,410,000
Series 2003 B1, LOC: FNMA, LOC: FHLMC 0.180% 11/01/33 (09/05/12)	855,000	855,000
Series 2006 B1, LOC: FNMA, LOC: FHLMC 0.180% 11/01/36 (09/05/12)	755,000	755,000
Series 2006 C1, LOC: FNMA, LOC: FHLMC 0.180% 11/01/36 (09/05/12)	750,000	750,000
CO Sheridan Redevelopment Agency
South Santa,
Series 2011, LOC: JPMorgan Chase Bank 0.510% 12/01/29 (09/06/12)	1,600,000	1,600,000
Colorado Total		77,600,000
Connecticut – 0.3%
CT Housing Finance Authority
Series 2008 A5,
SPA: FHLB 0.160% 11/15/38 (09/06/12)	11,435,000	11,435,000
Series 2008 B4,
SPA: Landesbank Hessen-Thüringen 0.190% 11/15/38 (09/06/12)	21,890,000	21,890,000
Connecticut Total		33,325,000

See Accompanying Notes to Financial Statements.

4

BofA Cash Reserves

August 31, 2012

Municipal Bonds (d)(e) (continued)

	Par ($)	Value ($)
Florida – 0.2%
FL Miami-Dade County Industrial Development Authority
South Florida Stadium,
Miami Stadium Project, Series 2007, LOC: TD Bank N.A. 0.160% 07/01/37 (09/06/12)	19,500,000	19,500,000
Florida Total		19,500,000
Illinois – 1.5%
IL Bridgeview
Series 2008 B1,
LOC: Northern Trust Co. 0.190% 12/01/38 (09/05/12)	7,500,000	7,500,000
IL Chicago
Series 2007 E,
LOC: Barclays Bank PLC 0.180% 01/01/42 (09/04/12)	92,700,000	92,700,000
Series 2007 G,
LOC: Barclays Bank PLC 0.180% 01/01/42 (09/04/12)	20,000,000	20,000,000
IL Toll Highway Authority
Series 2008 A-1A,
SPA: JPMorgan Chase Bank 0.270% 01/01/31 (09/06/12)	48,965,000	48,965,000
Illinois Total		169,165,000
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB 0.210% 07/01/34 (09/06/12)	7,260,000	7,260,000
Series 2007 G,
SPA: FHLB 0.180% 01/01/38 (09/06/12)	1,985,000	1,985,000
Series 2009 G,
SPA: FHLB 0.180% 01/01/39 (09/06/12)	1,705,000	1,705,000
Iowa Total		10,950,000

	Par ($)	Value ($)
Maryland – 0.0%
MD Easton
William Hill Manor, Inc.,
Series 2009 B, LOC: Branch Banking & Trust 0.280% 01/01/26 (09/06/12)	2,800,000	2,800,000
Maryland Total		2,800,000
Massachusetts – 0.1%
MA Simmons College
Series 2008,
LOC: TD Bank N.A. 0.180% 10/01/22 (09/06/12)	6,670,000	6,670,000
Massachusetts Total		6,670,000
Minnesota – 0.2%
MN Housing Finance Agency
Residential Housing,
Series 2007 T, SPA: State Street Bank & Trust Co. 0.210% 07/01/48 (09/06/12)	795,000	795,000
MN Montrose
Lyman Lumber Co.,
Series 2001, LOC: U.S. Bank N.A. 0.180% 05/01/26 (09/06/12)	1,245,000	1,245,000
MN Office of Higher Education
Supplies for Students,
Series 2008 A, LOC: U.S. Bank N.A. 0.180% 12/01/43 (09/06/12)	22,395,000	22,395,000
Minnesota Total		24,435,000
New Hampshire – 0.1%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C, SPA: JPMorgan Chase Bank
0.180% 06/01/41 (09/05/12)	11,635,000	11,635,000
New Hampshire Total		11,635,000

See Accompanying Notes to Financial Statements.

5

BofA Cash Reserves

August 31, 2012

Municipal Bonds (d)(e) (continued)

	Par ($)	Value ($)
New Mexico – 0.1%
NM Finance Authority
Series 2008,
LOC: Royal Bank of Canada 0.180% 12/15/26 (09/06/12)	7,000,000	7,000,000
New Mexico Total		7,000,000
New York – 1.2%
NY Housing Finance Agency
Broadway,
Series 2011 B, LOC: Wells Fargo Bank N.A. 0.180% 05/01/44 (09/05/12)	5,485,000	5,485,000
Midtown West 37th Street,
Series 2007, LOC: Landesbank Hessen-Thüringen 0.200% 11/01/41 (09/05/12)	6,300,000	6,300,000
Series 2010 A,
LOC: JPMorgan Chase Bank 0.160% 05/01/40 (09/05/12)	10,000,000	10,000,000
NY New York City Housing Development Corp.
RBNB 20 Owner LLC,
Series 2006 B, LOC: Landesbank Hessen-Thüringen 0.190% 06/01/39 (09/05/12)	77,815,000	77,815,000
Verde Apartments,
Series 2010 A, LOC: JPMorgan Chase Bank 0.260% 01/01/16 (09/06/12)	15,890,000	15,890,000
NY New York City
Series 2011 D-3,
LOC: Bank of New York 0.170% 10/01/39 (09/04/12)	16,715,000	16,715,000
New York Total		132,205,000

	Par ($)	Value ($)
North Carolina – 0.0%
NC Catawba
Catawba Medical Center,
Series 2009, LOC: Branch Banking & Trust 0.270% 10/01/34 (09/06/12)	5,350,000	5,350,000
North Carolina Total		5,350,000
Oregon – 0.5%
OR Housing & Community Services Department
Mortgage Revenue,
Series 2004 L, AMT, SPA: State Street Bank & Trust Co. 0.170% 07/01/35 (09/05/12)	10,500,000	10,500,000
Series 2006 C, AMT,
SPA: State Street Bank & Trust Co. 0.210% 07/01/36 (09/06/12)	5,000,000	5,000,000
Single Family:
Series 2004 C, AMT, SPA: State Street Bank & Trust Co. 0.170% 07/01/34 (09/05/12)	15,000,000	15,000,000
Series 2005 C, AMT, SPA: State Street Bank & Trust Co. 0.200% 07/01/35 (09/05/12)	10,500,000	10,500,000
Series 2006 F, AMT, SPA: State Street Bank & Trust Co. 0.170% 07/01/37 (09/06/12)	20,000,000	20,000,000
Oregon Total		61,000,000
Tennessee – 0.2%
TN Sullivan County Health, Educational & Housing Facilities Board
Wellmont Health System,
Series 2005, LOC: JPMorgan Chase Bank 0.180% 09/01/32 (09/06/12)	28,625,000	28,625,000
Tennessee Total		28,625,000

See Accompanying Notes to Financial Statements.

6

BofA Cash Reserves

August 31, 2012

Municipal Bonds (d)(e) (continued)

	Par ($)	Value ($)
Texas – 2.5%
TX JPMorgan Chase Putters/Drivers Trust
Series 2012 4262,
LIQ FAC: JPMorgan Chase Bank 0.200% 08/30/13 (09/04/12) (b)	46,880,000	46,880,000
Series 2012 4264,
LIQ FAC: JPMorgan Chase Bank 0.200% 08/30/13 (09/04/12) (b)	98,490,000	98,490,000
TX State
Small Business,
Series 2005 B, SPA: National Australia Bank 0.210% 06/01/45 (09/06/12)	3,025,000	3,025,000
Veterans Assistance,
Series 2004 I, SPA: JPMorgan Chase Bank 0.210% 12/01/24 (09/05/12)	7,700,000	7,700,000
Veterans Housing:
Series 1997 B-2, LIQ FAC: State Street Bank & Trust Co. 0.210% 12/01/29 (09/05/12)	5,000,000	5,000,000
Series 2003, AMT, SPA: Landesbank Hessen-Thüringen 0.170% 06/01/34 (09/05/12)	10,390,000	10,390,000
Series 2004, SPA: JPMorgan Chase Bank 0.210% 06/01/20 (09/05/12)	3,750,000	3,750,000
Series 2006 B, LIQ FAC: Landesbank Hessen-Thüringen 0.280% 12/01/26 (09/05/12)	8,390,000	8,390,000
Series 2009, SPA: JPMorgan Chase & Co. 0.210% 06/01/31 (09/05/12)	9,250,000	9,250,000

	Par ($)	Value ($)
Series 2010 B, SPA: Sumitomo Mitsui Banking 0.230% 12/01/31 (09/05/12)	11,660,000	11,660,000
Veterans Land:
Series 2004, SPA: State Street Bank & Trust Co. 0.190% 12/01/24 (09/04/12)	2,105,000	2,105,000
Series 2006 B, SPA: Landesbank Hessen-Thüringen 0.180% 12/01/26 (09/05/12)	7,335,000	7,335,000
Series 2011 A, SPA: JPMorgan Chase Bank 0.180% 06/01/41 (09/05/12)	67,335,000	67,335,000
Texas Total		281,310,000
Vermont – 0.2%
VT Educational & Health Buildings Financing Agency
Norwich University,
Series 2008, LOC: TD Bank N.A. 0.140% 09/01/38 (09/05/12)	20,000,000	20,000,000
Vermont Total		20,000,000
Washington – 0.2%
WA Housing Finance Commission
Spokane United Methodist Homes,
Rockwood Programs, Series 1999 B, LOC: Wells Fargo Bank N.A. 0.170% 01/01/30 (09/06/12)	3,120,000	3,120,000
WA Port of Seattle
Series 2008, AMT,
LOC: Landesbank Hessen-Thüringen 0.240% 07/01/33 (09/05/12)	22,600,000	22,600,000
Washington Total		25,720,000

See Accompanying Notes to Financial Statements.

7

BofA Cash Reserves

August 31, 2012

Municipal Bonds (d)(e) (continued)

	Par ($)	Value ($)
Wisconsin – 0.2%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services,
Series 2007, LOC: PNC Bank N.A. 0.140% 08/15/36 (09/05/12)	24,705,000	24,705,000
Wisconsin Total		24,705,000
Total Municipal Bonds (cost of $1,035,115,000)		1,035,115,000
Government & Agency Obligations – 3.5%
U.S. Government Agencies – 2.7%
Federal Home Loan Mortgage Corp.
0.440% 11/18/13 (09/04/12) (c)(d)	84,735,000	84,714,224
Federal National Mortgage Association
0.217% 06/20/14 (09/20/12) (c)(d)	50,695,000	50,676,542
0.267% 12/20/12 (09/20/12) (c)(d)	30,000,000	29,998,170
0.370% 01/27/14 (09/04/12) (c)(d)	15,000,000	14,997,857
0.380% 10/17/13 (09/04/12) (c)(d)	21,000,000	20,995,195
0.400% 02/01/13 (11/01/12) (c)(d)	100,300,000	100,292,978
U.S. Government Agencies Total		301,674,966
U.S. Government Obligations – 0.8%
U.S. Treasury Note
0.500% 11/30/12	18,380,000	18,394,359
1.375% 09/15/12	33,100,000	33,115,466
1.375% 01/15/13	18,750,000	18,836,233
3.875% 10/31/12	25,350,000	25,504,635
U.S. Government Obligations Total		95,850,693
Total Government & Agency Obligations (cost of $397,525,659)		397,525,659
Time Deposits – 2.1%
Citibank N.A.
0.170% 09/04/12	160,300,000	160,300,000
U.S. Bank N.A.
0.150% 09/04/12	76,410,000	76,410,000
Total Time Deposits (cost of $236,710,000)		236,710,000

Corporate Bonds – 0.3%

	Par ($)	Value ($)
ANZ National International Ltd.
2.375% 12/21/12 (b)	1,135,000	1,141,830
Commonwealth Bank of Australia
2.750% 10/15/12 (b)	15,705,000	15,750,058
General Electric Capital Corp.
1.305% 01/15/13 (10/15/12) (c)(d)	2,100,000	2,106,976
2.800% 01/08/13	4,201,000	4,234,922
5.250% 10/19/12	8,958,000	9,014,408
5.450% 01/15/13	1,371,000	1,396,405
National Australia Bank Ltd.
2.500% 01/08/13 (b)	685,000	690,059
Total Corporate Bonds (cost of $34,334,658)		34,334,658
Repurchase Agreements – 25.1%
Repurchase agreement with ABN Amro, Inc., dated 08/31/12, due 09/04/12 at 0.330%, collateralized by common stocks, market value $130,844,326 (repurchase proceeds $118,949,361)	118,945,000	118,945,000
Repurchase agreement with Bank of Nova Scotia, dated 08/31/12, due 09/04/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/42, market value $173,403,661 (repurchase proceeds $170,003,589)	170,000,000	170,000,000
Repurchase agreement with Barclays Capital, dated 08/31/12, due 09/04/12 at 0.320%, collateralized by common stocks, market value $26,131,645 (repurchase proceeds $24,780,881)	24,780,000	24,780,000

See Accompanying Notes to Financial Statements.

8

BofA Cash Reserves

August 31, 2012

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with Credit Suisse First Boston, dated 08/31/12, due 09/04/12 at 0.250%, collateralized by corporate bonds with various maturities to 06/15/22, market value $156,116,470 (repurchase proceeds $148,684,130)	148,680,000	148,680,000
Repurchase agreement with Credit Suisse First Boston, dated 08/31/12, due 09/04/12 at 0.300%, collateralized by common stocks, exchanged traded funds and preferred stocks, market value $394,299,470 (repurchase proceeds $359,326,977)	359,315,000	359,315,000
Repurchase agreement with Deutsche Bank Securities, dated 08/31/12, due 09/04/12 at 0.350%, collateralized by common stocks and convertible preferred stocks, market value $111,044,843 (repurchase proceeds $99,123,855)	99,120,000	99,120,000
Repurchase agreement with Goldman Sachs, dated 08/31/12, due 10/02/12 at 0.280%, collateralized by U.S. Treasury obligations with various maturities to 04/15/16, market value $102,003,286 (repurchase proceeds $100,024,889)	100,000,000	100,000,000
Repurchase agreement with Goldman Sachs, dated 08/31/12, due 09/04/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/41, market value $102,002,153 (repurchase proceeds $100,002,111)	100,000,000	100,000,000

	Par ($)	Value ($)
Repurchase agreement with HSBC Securities USA, Inc., dated 08/31/12, due 09/04/12 at 0.250%, collateralized by corporate bonds with various maturities to 04/12/22, market value $143,109,432 (repurchase proceeds $136,293,786)	136,290,000	136,290,000
Repurchase agreement with J.P. Morgan Securities, dated 08/02/12, due 10/31/12 at 0.460%, collateralized by corporate bonds with various maturities to 06/07/22, market value $20,817,536 (repurchase proceeds $19,847,799)	19,825,000	19,825,000
Repurchase agreement with J.P. Morgan Securities, dated 08/03/12, due 10/02/12 at 0.440%, collateralized by corporate bonds with various maturities to 07/15/22, market value $23,257,391 (repurchase proceeds $22,161,240)	22,145,000	22,145,000
Repurchase agreement with J.P. Morgan Securities, dated 08/06/12, due 11/02/12 at 0.530%, collateralized by corporate bonds with various maturities to 07/15/22, market value $23,241,992 (repurchase proceeds $22,163,677)	22,135,000	22,135,000
Repurchase agreement with J.P. Morgan Securities, dated 08/07/12, due 10/05/12 at 0.430%, collateralized by corporate bonds with various maturities to 06/07/22, market value $22,987,953 (repurchase proceeds $21,905,426)	21,890,000	21,890,000

See Accompanying Notes to Financial Statements.

9

BofA Cash Reserves

August 31, 2012

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with J.P. Morgan Securities, dated 08/09/12, due 11/07/12 at 0.530%, collateralized by corporate bonds with various maturities to 06/07/22, market value $22,978,802 (repurchase proceeds $21,908,991)	21,880,000	21,880,000
Repurchase agreement with J.P. Morgan Securities, dated 08/28/12, due 09/04/12 at 0.260%, collateralized by corporate bonds with various maturities to 06/15/22, market value $56,472,040 (repurchase proceeds $53,782,719)	53,780,000	53,780,000
Repurchase agreement with J.P. Morgan Securities, dated 08/31/12, due 09/04/12 at 0.180%, collateralized by a U.S. Treasury obligation maturing 08/31/14, market value $38,763,798 (repurchase proceeds $38,000,760)	38,000,000	38,000,000
Repurchase agreement with J.P. Morgan Securities, dated 08/31/12, due 09/04/12 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/42, market value $143,821,084 (repurchase proceeds $141,003,133)	141,000,000	141,000,000
Repurchase agreement with J.P. Morgan Securities, dated 08/31/12, due 09/04/12 at 0.300%, collateralized by corporate bonds with various maturities to 07/15/22, market value $140,409,866 (repurchase proceeds $133,724,457)	133,720,000	133,720,000

	Par ($)	Value ($)
Repurchase agreement with J.P. Morgan Securities, dated 08/15/12, due 11/13/12 at 0.540%, collateralized by corporate bonds with various maturities to 05/15/22, market value $46,321,723 (repurchase proceeds $44,169,549)	44,110,000	44,110,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 08/31/12, due 09/04/12 at 0.280%, collateralized by corporate bonds and U.S. Treasury obligations with various maturities to 08/17/22, market value $275,295,799 (repurchase proceeds $266,878,303)	266,870,000	266,870,000
Repurchase agreement with RBC Capital Markets, dated 08/30/12, due 09/06/12 at 0.230%, collateralized by certificates of deposit with various maturities to 02/19/13, market value $95,352,251 (repurchase proceeds $92,579,140)	92,575,000	92,575,000
Repurchase agreement with RBC Capital Markets, dated 08/31/12, due 11/29/12 at 0.390%, collateralized by corporate bonds with various maturities to 05/08/22, market value $193,688,251 (repurchase proceeds $184,644,853)	184,465,000	184,465,000
Repurchase agreement with TD USA Securities, Inc., dated 08/31/12, due 09/04/12 at 0.220%, collateralized by corporate bonds with various maturities to 03/29/21, market value $208,152,001 (repurchase proceeds $198,244,846)	198,240,000	198,240,000

See Accompanying Notes to Financial Statements.

10

BofA Cash Reserves

August 31, 2012

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with Wells Fargo, dated 08/23/12, due 11/26/12 at 0.450%, collateralized by corporate bonds and commercial paper with various maturities to 08/15/22, market value $47,958,169 (repurchase proceeds $45,759,275)	45,705,000	45,705,000
Repurchase agreement with Wells Fargo, dated 08/31/12, due 09/04/12 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/42, market value $204,000,000 (repurchase proceeds $200,004,444)	200,000,000	200,000,000

	Par ($)	Value ($)
Repurchase agreement with Wells Fargo, dated 08/31/12, due 09/04/12 at 0.250%, collateralized by corporate bonds with various maturities to 05/15/22, market value $106,412,250 (repurchase proceeds $101,347,815)	101,345,000	101,345,000
Total Repurchase Agreements (cost of $2,864,815,000)		2,864,815,000
Total Investments – 100.1% (cost of $11,401,285,235) (f)		11,401,285,235
Other Assets & Liabilities, Net – (0.1)%		(6,242,027)
Net Assets – 100.0%		11,395,043,208

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, these securities, which are not illiquid, amounted to $3,411,986,497 or 29.9% of net assets for the Fund.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2012.

(d)  Parenthetical date represents the effective maturity date for the security.

(e)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2012.

(f)  Cost for federal income tax purposes is $11,401,285,235.

The following table summarizes the inputs used, as of August 31, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Commercial Paper	$—	$2,746,902,662	$—	$2,746,902,662
Total Certificates of Deposit	—	2,400,907,534	—	2,400,907,534
Total Asset-Backed Commercial Paper	—	1,684,974,722	—	1,684,974,722
Total Municipal Bonds	—	1,035,115,000	—	1,035,115,000
Total Government & Agency Obligations	—	397,525,659	—	397,525,659
Total Time Deposits	—	236,710,000	—	236,710,000
Total Corporate Bonds	—	34,334,658	—	34,334,658
Total Repurchase Agreements	—	2,864,815,000	—	2,864,815,000
Total Investments	$—	$11,401,285,235	$—	$11,401,285,235

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

11

BofA Cash Reserves

August 31, 2012

At August 31, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Commercial Paper	24.1
Certificates of Deposit	21.1
Asset-Backed Commercial Paper	14.8
Municipal Bonds	9.1
Government & Agency Obligations	3.5
Time Deposits	2.1
Corporate Bonds	0.3
75.0
Repurchase Agreements	25.1
Other Assets & Liabilities, Net	(0.1)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities – BofA Cash Reserves
August 31, 2012

		($)
Assets	Investments, at amortized cost approximating value	8,536,470,235
	Repurchase agreements, at amortized cost approximating value	2,864,815,000
	Total investments, at value	11,401,285,235
	Cash	172
	Receivable for:
	Fund shares sold	52,450
	Interest	2,532,539
	Expense reimbursement due from investment advisor	112,065
	Trustees' deferred compensation plan	88,255
	Prepaid expenses	141,355
	Total Assets	11,404,212,071
Liabilities	Payable for:
	Investments purchased	5,420,760
	Fund shares repurchased	191,031
	Distributions	403,490
	Investment advisory fee	1,348,404
	Administration fee	347,907
	Pricing and bookkeeping fees	20,428
	Transfer agent fee	133,780
	Trustees' fees	8,688
	Custody fee	42,448
	Reports to shareholders	582,952
	Distribution and service fees	397,169
	Shareholder administration fee	95,069
	Chief compliance officer expenses	4,322
	Trustees' deferred compensation plan	88,255
	Other liabilities	84,160
	Total Liabilities	9,168,863
	Net Assets	11,395,043,208
Net Assets Consist of	Paid-in capital	11,392,689,556
	Undistributed net investment income	4,719,404
	Accumulated net realized loss	(2,365,752)
	Net Assets	11,395,043,208

See Accompanying Notes to Financial Statements.

13

Statement of Assets and Liabilities (continued) – BofA Cash Reserves
August 31, 2012

Adviser Class Shares	Net assets	$1,741,542,066
	Shares outstanding	1,741,468,989
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$6,563,081,376
	Shares outstanding	6,562,805,644
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,074,084,839
	Shares outstanding	1,074,039,463
	Net asset value per share	$1.00
Institutional Capital Shares (1)	Net assets	$226,134,416
	Shares outstanding	226,124,986
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$876,078,982
	Shares outstanding	876,045,802
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$24,251,422
	Shares outstanding	24,250,398
	Net asset value per share	$1.00
Investor II Class Shares (1)	Net assets	$29,404,792
	Shares outstanding	29,403,570
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$114,587,825
	Shares outstanding	114,583,017
	Net asset value per share	$1.00
Marsico Shares	Net assets	$9,041,241
	Shares outstanding	9,040,859
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$736,836,249
	Shares outstanding	736,804,804
	Net asset value per share	$1.00

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

14

Statement of Operations – BofA Cash Reserves
For the Year Ended August 31, 2012

		($)
Investment Income	Interest	38,852,378
Expenses
	Investment advisory fee	16,428,182
	Administration fee	10,812,121
	Distribution fee:
	Class B Shares (1)	3,055
	Class C Shares (1)	2,486
	Daily Class Shares	4,620,171
	Investor Class Shares	25,389
	Investor II Class Shares (1)	33,380
	Service fee:
	Adviser Class Shares	4,730,152
	Class B Shares (1)	1,019
	Class C Shares (1)	829
	Daily Class Shares	3,300,122
	Investor Class Shares	63,473
	Investor II Class Shares (1)	83,449
	Liquidity Class Shares	320,470
	Marsico Shares	24,119
	Shareholder administration fee:
	Class B Shares (1)	407
	Class C Shares (1)	331
	Institutional Class Shares	350,629
	Investor II Class Shares (1)	33,380
	Marsico Shares	9,648
	Trust Class Shares	765,346
	Transfer agent fee	481,689
	Pricing and bookkeeping fees	181,510
	Trustees' fees	143,465
	Custody fee	227,153
	Chief compliance officer expenses	23,043
	Other expenses	1,855,854
	Total Expenses	44,520,872
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(8,236,952)
	Fees waived by distributor:
	Adviser Class Shares	(1,798,324)
	Class B Shares (1)	(4,117)
	Class C Shares (1)	(3,351)
	Daily Class Shares	(5,918,215)
	Investor Class Shares	(49,707)
	Investor II Class Shares (1)	(98,844)
	Liquidity Class Shares	(146,021)
	Marsico Shares	(19,140)
	Trust Class Shares	(13,461)
	Expense reductions	(96)
	Net Expenses	28,232,644
	Net Investment Income	10,619,734
	Net realized gain on investments	177,384
	Net Increase Resulting from Operations	10,797,118

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets – BofA Cash Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2012 ($)	Year Ended August 31, 2011 ($)
Operations	Net investment income	10,619,734	8,095,580
	Net realized gain on investments	177,384	231,139
	Net increase resulting from operations	10,797,118	8,326,719
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(8,643,460)	(6,519,706)
	Class Z Shares (1)	(25,697)	(442,021)
	Institutional Capital Shares (1)	(500,360)	—
	Institutional Class Shares	(979,356)	(957,527)
	Liquidity Class Shares	(26,918)	(3,115)
	Trust Class Shares	(443,943)	(173,420)
	Total distributions to shareholders	(10,619,734)	(8,095,789)
	Net Capital Stock Transactions	814,818,901	(11,019,836,995)
	Total increase (decrease) in net assets	814,996,285	(11,019,606,065)
Net Assets	Beginning of period	10,580,046,923	21,599,652,988
	End of period	11,395,043,208	10,580,046,923
	Undistributed net investment income at end of period	4,719,404	4,548,580

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	Year Ended August 31,
	2012		2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	11,053,991,674	11,053,991,674	9,483,145,932	9,483,145,932
Redemptions	(11,276,600,292)	(11,276,600,292)	(11,881,199,893)	(11,881,199,893)
Net decrease	(222,608,618)	(222,608,618)	(2,398,053,961)	(2,398,053,961)
Capital Class Shares
Subscriptions	31,086,349,045	31,086,349,044	27,144,938,217	27,144,938,217
Distributions reinvested	4,362,955	4,362,955	2,937,057	2,937,057
Redemptions	(29,166,228,157)	(29,166,228,157)	(29,258,503,274)	(29,258,503,274)
Net increase (decrease)	1,924,483,843	1,924,483,842	(2,110,628,000)	(2,110,628,000)
Class B Shares (1)
Conversion	(4,863,266)	(4,863,266)	—	—
Redemptions	(194,762)	(194,762)	(6,571,952)	(6,571,952)
Net decrease	(5,058,028)	(5,058,028)	(6,571,952)	(6,571,952)
Class C Shares (1)
Conversion	(3,911,796)	(3,911,796)	—	—
Distributions reinvested	—	—	19,419	19,419
Redemptions	(188,430)	(188,430)	(4,624,127)	(4,624,127)
Net decrease	(4,100,226)	(4,100,226)	(4,604,708)	(4,604,708)
Class Z Shares (1)
Subscriptions	2,442,512	2,442,512	66,472,467	66,472,467
Conversion	(348,148,494)	(348,148,494)	—	—
Distributions reinvested	—	—	430,496	430,496
Redemptions	(7,986,933)	(7,986,933)	(149,409,718)	(149,409,718)
Net decrease	(353,692,915)	(353,692,915)	(82,506,755)	(82,506,755)
Daily Class Shares
Subscriptions	52,652,563	52,652,563	1,660,789,491	1,660,789,491
Redemptions	(651,304,111)	(651,304,111)	(7,085,231,607)	(7,085,231,607)
Net decrease	(598,651,548)	(598,651,548)	(5,424,442,116)	(5,424,442,116)
Institutional Capital Shares (1)
Subscriptions	122,918,421	122,918,421	—	—
Conversion	348,148,494	348,148,494	—	—
Distributions reinvested	423,491	423,491	—	—
Redemptions	(245,365,420)	(245,365,420)	—	—
Net increase	226,124,986	226,124,986	—	—
Institutional Class Shares
Subscriptions	3,122,833,429	3,122,833,428	6,288,641,628	6,288,641,628
Distributions reinvested	874,317	874,317	707,879	707,879
Redemptions	(3,245,016,087)	(3,245,016,087)	(6,964,264,202)	(6,964,264,202)
Net decrease	(121,308,341)	(121,308,342)	(674,914,695)	(674,914,695)

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

17

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	Year Ended August 31,
	2012		2011
	Shares	Dollars ($)	Shares	Dollars ($)
Investor Class Shares
Subscriptions	10,535,251	10,535,251	45,373,746	45,373,746
Redemptions	(16,991,137)	(16,991,137)	(85,246,486)	(85,246,486)
Net decrease	(6,455,886)	(6,455,886)	(39,872,740)	(39,872,740)
Investor II Class Shares (1)
Subscriptions	3,055,450	3,055,450	6,399,021	6,399,021
Conversion	8,775,062	8,775,062	—	—
Redemptions	(13,671,019)	(13,671,019)	(31,460,118)	(31,460,118)
Net decrease	(1,840,507)	(1,840,507)	(25,061,097)	(25,061,097)
Liquidity Class Shares
Subscriptions	304,879,367	304,879,366	253,944,365	253,944,365
Distributions reinvested	26,465	26,465	3,032	3,032
Redemptions	(306,859,932)	(306,859,932)	(312,073,960)	(312,073,960)
Net decrease	(1,954,100)	(1,954,101)	(58,126,563)	(58,126,563)
Marsico Shares
Subscriptions	3,622,426	3,622,426	6,266,182	6,266,182
Redemptions	(5,929,030)	(5,929,030)	(9,027,914)	(9,027,914)
Net decrease	(2,306,604)	(2,306,604)	(2,761,732)	(2,761,732)
Trust Class Shares
Subscriptions	838,259,318	838,259,318	1,094,074,671	1,094,074,671
Distributions reinvested	18,348	18,348	7,342	7,342
Redemptions	(856,090,818)	(856,090,818)	(1,286,374,689)	(1,286,374,689)
Net decrease	(17,813,152)	(17,813,152)	(192,292,676)	(192,292,676)

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2012	2011 (a)	2010 (b)(c)	2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	—	0.01		0.03
Net realized gain (loss) on investments and Capital Support Agreement	— (d)	— (d)	— (e)	—	(e)	—	(e)
Total from investment operations	— (d)	— (d)	— (e)	0.01		0.03
Less Distributions to Shareholders:
From net investment income	—	—	—	(0.01)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00%	0.00%	0.00%	0.89	%(h)	3.46	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.36%	0.32%	0.34%	0.50%		0.45%
Waiver/Reimbursement	0.17%	0.21%	0.19%	0.06%		0.05%
Net investment income (i)	—	—	—	1.03%		3.51%
Net assets, end of period (000s)	$1,741,542	$1,964,131	$4,362,143	$6,761,914		$13,868,350

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.35)% and 2.47%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2012	2011 (a)	2010 (b)(c)		2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.002	0.001	—	(d)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	— (e)	— (e)	—	(d)	—	(d)	—	(d)
Total from investment operations	0.002	0.001	—	(d)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	(0.002)	(0.001)	—	(d)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.16%	0.11%	0.13%		1.13	%(h)	3.72	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20%	0.20%	0.21%		0.26%		0.20%
Waiver/Reimbursement	0.08%	0.08%	0.07%		0.05%		0.05%
Net investment income (i)	0.16%	0.11%	0.13%		1.10%		3.76%
Net assets, end of period (000s)	$6,563,081	$4,638,454	$6,748,972		$9,410,196		$10,543,052

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.01 per share.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.11)% and 2.73%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2012	2011 (a)	2010 (b)(c)	2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	—	0.01		0.03
Net realized gain (loss) on investments and Capital Support Agreement	— (d)	— (d)	— (e)	—	(e)	—	(e)
Total from investment operations	— (d)	— (d)	— (e)	0.01		0.03
Less Distributions to Shareholders:
From net investment income	—	—	—	(0.01)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00%	0.00%	0.00%	0.65	%(h)	3.10	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.35%	0.32%	0.34%	0.75%		0.80%
Waiver/Reimbursement	0.52%	0.56%	0.54%	0.16%		0.05%
Net investment income (i)	—	—	—	0.71%		3.07%
Net assets, end of period (000s)	$1,074,085	$1,672,737	$7,097,157	$12,642,466		$17,730,933

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.59)% and 2.12%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2012 (a)	2011 (b)	2010 (c)(d)		2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.002	0.001	—	(e)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	— (f)	— (f)	—	(e)	—	(e)	—	(e)
Total from investment operations	0.002	0.001	—	(e)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	(0.002)	(0.001)	—	(e)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (g)(h)	0.16%	0.11%	0.13%		1.13	%(i)	3.72	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20%	0.20%	0.21%		0.26%		0.20%
Waiver/Reimbursement	0.08%	0.08%	0.07%		0.05%		0.05%
Net investment income (j)	0.16%	0.11%	0.13%		1.15%		3.67%
Net assets, end of period (000s)	$226,134	$353,702	$436,201		$610,474		$674,440

(a)  On October 1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund. The financial information of the Fund's Institutional Capital shares prior to this conversion is that of the Class Z shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(d)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(e)  Rounds to less than $0.01 per share.

(f)  Rounds to less than $0.001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.11)% and 2.73%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2012	2011 (a)	2010 (b)(c)		2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	0.001	—	(d)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	— (e)	— (e)	—	(d)	—	(d)	—	(d)
Total from investment operations	0.001	0.001	—	(d)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	—	(d)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.12%	0.07%	0.09%		1.09	%(h)	3.68	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.24%	0.24%	0.25%		0.30%		0.24%
Waiver/Reimbursement	0.08%	0.08%	0.07%		0.05%		0.05%
Net investment income (i)	0.12%	0.08%	0.09%		1.20%		3.79%
Net assets, end of period (000s)	$876,079	$997,386	$1,672,273		$2,349,743		$4,450,313

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.01 per share.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.15)% and 2.69%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2012	2011 (a)	2010 (b)(c)	2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	—	0.01		0.03
Net realized gain (loss) on investments and Capital Support Agreement	— (d)	— (d)	— (e)	—	(e)	—	(e)
Total from investment operations	— (d)	— (d)	— (e)	0.01		0.03
Less Distributions to Shareholders:
From net investment income	—	—	—	(0.01)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00%	0.00%	0.00%	0.81	%(h)	3.36	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.35%	0.32%	0.33%	0.59%		0.55%
Waiver/Reimbursement	0.27%	0.31%	0.30%	0.07%		0.05%
Net investment income (i)	—	—	—	0.91%		3.43%
Net assets, end of period (000s)	$24,251	$30,707	$70,579	$380,937		$696,449

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.43)% and 2.37%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor II Class Shares	2012 (a)	2011 (b)	2010 (c)(d)	2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	—	0.01		0.03
Net realized gain (loss) on investments and Capital Support Agreement	— (e)	— (e)	— (f)	—	(f)	—	(f)
Total from investment operations	— (e)	— (e)	— (f)	0.01		0.03
Less Distributions to Shareholders:
From net investment income	—	—	—	(0.01)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.00%	0.00%	0.00%	0.74	%(i)(j)	3.26	%(i)(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.35%	0.32%	0.33%	0.66%		0.65%
Waiver/Reimbursement	0.37%	0.41%	0.40%	0.10%		0.05%
Net investment income (k)	—	—	—	0.94	%(j)	3.03	%(j)
Net assets, end of period (000s)	$29,405	$31,245	$56,305	$382,035		$692,142

(a)  After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and Class B shares and Class C shares converted into Investor II Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.50)% and 2.27%, respectively.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – BofA Cash Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2012		2011 (a)		2010 (b)(c)		2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(e)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(e)	—	(e)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(e)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.02%		0.00	%(h)	0.01%		0.98	%(i)	3.57	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.34%		0.31%		0.33%		0.41%		0.35%
Waiver/Reimbursement	0.19%		0.22%		0.20%		0.15%		0.15%
Net investment income (j)	0.02%		—	%(h)	0.01%		1.07%		3.64%
Net assets, end of period (000s)	$114,588		$116,540		$174,664		$463,145		$811,513
(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.26)% and 2.58%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Marsico Shares	2012	2011 (a)	2010 (b)(c)	2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	—	0.01		0.03
Net realized gain (loss) on investments and Capital Support Agreement	— (d)	— (d)	— (e)	—	(e)	—	(e)
Total from investment operations	— (d)	— (d)	— (e)	0.01		0.03
Less Distributions to Shareholders:
From net investment income	—	—	—	(0.01)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00%	0.00%	0.00%	0.81	%(h)	3.36	%(h)(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.35%	0.31%	0.34%	0.58%		0.55%
Waiver/Reimbursement	0.27%	0.32%	0.29%	0.08%		0.05%
Net investment income (j)	—	—	—	0.84%		3.15	%(i)
Net assets, end of period (000s)	$9,041	$11,348	$14,109	$18,497		$22,075

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.43)% and 2.37%, respectively.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2012	2011 (a)		2010 (b)(c)		2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	—	(d)	—	(e)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	— (d)	—	(d)	—	(e)	—	(e)	—	(e)
Total from investment operations	0.001	—	(d)	—	(e)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	(0.001)	—	(d)	—	(e)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.06%	0.02%		0.04%		1.03	%(h)	3.62	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.30%	0.29%		0.30%		0.36%		0.30%
Waiver/Reimbursement	0.08%	0.09%		0.08%		0.05%		0.05%
Net investment income (i)	0.06%	0.02%		0.04%		1.14%		3.72%
Net assets, end of period (000s)	$736,836	$754,638		$946,914		$934,916		$1,721,466

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.21)% and 2.63%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

28

Notes to Financial Statements – BofA Cash Reserves
August 31, 2012

Note 1. Organization

BofA Cash Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class, Marsico and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and Class B shares and Class C shares converted into Investor II Class shares. On October 1, 2011, Institutional Capital shares commenced operations and Class Z shares were converted into Institutional Capital shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

29

BofA Cash Reserves, August 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement, which may include securities that the Fund is not otherwise directly permitted to purchase. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carry forward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

30

BofA Cash Reserves, August 31, 2012

Note 3. Capital Support

On October 5, 2009, an affiliate of BofA purchased certain securities owned by the Fund. In addition, on October 8, 2009, an affiliate of BofA made a capital contribution to the Fund of $21,755,102.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2012, permanent book and tax basis differences resulting primarily from non-deductible excise tax adjustments were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$170,824	$—	$(170,824)

The tax character of distributions paid during the years ended August 31, 2012 and August 31, 2011 were as follows:

	August 31,
Distributions paid from	2012	2011
Ordinary Income*	$10,619,734	$8,095,789

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$5,162,174	$—

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

As of August 31, 2012, the Fund had pre-Act capital loss carryforwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2017	$2,365,752

Capital loss carry forwards of $173,312 were utilized by the Fund during the year ended August 31, 2012.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior

31

BofA Cash Reserves, August 31, 2012

three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the year ended August 31, 2012, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2012, no minimum account balance fees were charged by the Fund.

32

BofA Cash Reserves, August 31, 2012

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BofA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Investor Class, Investor II Class, Liquidity Class and Marsico shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Class B Shares*	0.75%	0.75%
Class C Shares*	0.75%	0.75%
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%**	0.25	%***
Servicing Plans:	Current Rate (after fee waivers)	Plan Limit
Adviser Class Shares	0.25%	0.25%
Class B Shares*	0.25%	0.25%
Class C Shares*	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%**	0.25	%***
Marsico Shares	0.25%	0.25%

*  After the close of business on September 30, 2011, the Fund's Class B shares and Class C shares converted into the Fund's Investor II Class shares.

**  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2012 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2012.

***  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class, Marsico and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

33

BofA Cash Reserves, August 31, 2012

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class B Shares*	0.10%	0.10%
Class C Shares*	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Marsico Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

*  After the close of business on September 30, 2011, the Fund's Class B shares and Class C shares converted into the Fund's Investor II Class shares.

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2012, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2015	2014	2013	recovery	ended 08/31/2012
$8,236,952	$11,280,667	$19,267,225	$38,784,844	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. Previously, the Trust's eligible Trustees participated in a non-qualified deferred compensation plan which the Board voted to terminate on February 28, 2011. Balances related to compensation previously deferred by the trustees were paid out of Fund assets on March 8, 2012. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current

34

BofA Cash Reserves, August 31, 2012

period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. There are no liabilities associated with the terminated deferred compensation plan, however there are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2012, these custody credits reduced total expenses by $96 for the Fund.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to October 28, 2011, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings were available for short-term liquidity or temporary or emergency purposes. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2012, the Fund did not borrow under these arrangements.

Note 8. Shareholder Concentration

The Fund's risks include, but are not limited to the following:

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are

35

BofA Cash Reserves, August 31, 2012

represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

36

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Cash Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2012, and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

37

Federal Income Tax Information (Unaudited) – BofA Cash Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

38

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (149 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (149 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

39

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC (advisory firm), since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Peter T. Fariel (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

40

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004.
Thomas Loeffler (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2012)	Assistant General Counsel, Bank of America since July 2007; Vice President and Senior Attorney for United States Trust Company, National Association from February 2006 to July 2007.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Cash Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

45

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Cash Reserves

Annual Report, August 31, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-CSHR-42/265704-1012

BofATM Funds

Annual Report

August 31, 2012

BofA Government Plus Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	5
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	11
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	27
Federal Income Tax Information	28
Fund Governance	29
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Plus Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/12 – 08/31/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.10	1,024.23	0.90	0.92	0.18
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.28	0.85	0.87	0.17
Daily Class Shares	1,000.00	1,000.00	1,000.10	1,024.28	0.85	0.87	0.17
Institutional Capital Shares	1,000.00	1,000.00	1,000.10	1,024.28	0.85	0.87	0.17
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.28	0.85	0.87	0.17
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,024.23	0.90	0.92	0.18
Investor II Class Shares	1,000.00	1,000.00	1,000.10	1,024.23	0.90	0.92	0.18
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,024.23	0.90	0.92	0.18
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,024.23	0.90	0.92	0.18

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Government Plus Reserves

August 31, 2012

Government & Agency Obligations – 53.6%

	Par ($)	Value ($)
U.S. Government Agencies – 32.7%
Federal Farm Credit Bank
0.140% 01/28/13 (a)	1,780,000	1,779,575
0.166% 10/26/12 (09/26/12) (b)(c)	2,000,000	1,999,910
0.176% 09/27/13 (09/27/12) (b)(c)	6,000,000	5,999,026
0.185% 11/29/12 (09/29/12) (b)(c)	6,000,000	5,999,703
0.185% 07/29/13 (09/29/12) (b)(c)	150,000	149,863
0.216% 08/01/13 (09/01/12) (b)(c)	4,000,000	3,999,269
0.220% 04/16/13	155,000	155,022
0.240% 02/01/13 (11/01/12) (b)(c)	1,500,000	1,499,873
0.249% 11/13/12 (09/13/12) (b)(c)	2,163,000	2,163,160
0.259% 10/12/12 (09/12/12) (b)(c)	500,000	500,034
0.259% 12/13/12 (09/13/12) (b)(c)	1,686,000	1,686,241
0.260% 01/10/13 (09/10/12) (b)(c)	4,400,000	4,399,760
0.264% 11/05/12 (09/05/12) (b)(c)	310,000	310,023
0.280% 11/26/12 (09/04/12) (b)(c)	6,000,000	6,000,000
0.300% 05/03/13 (11/03/12) (b)(c)	590,000	590,200
0.340% 11/27/13 (09/04/12) (b)(c)	6,500,000	6,500,000
0.346% 10/01/12 (09/01/12) (b)(c)	1,000,000	1,000,117
0.378% 03/22/13 (09/22/12) (b)(c)	3,000,000	2,999,991
0.389% 02/07/13 (11/07/12) (b)(c)	2,000,000	1,999,930
0.396% 01/25/13 (10/25/12) (b)(c)	1,122,000	1,122,043
Federal Home Loan Bank
0.125% 04/23/13 (a)	85,000	84,958
0.125% 04/30/13 (a)	1,000,000	999,353
0.170% 01/18/13 (a)	4,825,000	4,824,380
0.170% 01/23/13 (a)	4,250,000	4,249,428
0.186% 10/25/12 (09/25/12) (b)(c)	3,000,000	2,999,910
0.186% 11/26/12 (09/26/12) (b)(c)	14,500,000	14,499,306
0.190% 01/14/13 (a)	1,170,000	1,169,962

	Par ($)	Value ($)
0.200% 11/29/12	400,000	400,056
0.200% 04/30/13 (a)	225,000	224,980
0.220% 11/08/13 (09/04/12) (b)(c)	525,000	524,748
0.230% 05/10/13	2,575,000	2,575,493
0.230% 11/08/13 (09/04/12) (b)(c)	2,495,000	2,493,800
0.240% 04/26/13	450,000	450,110
0.240% 11/25/13 (09/04/12) (b)(c)	500,000	499,875
0.250% 04/10/13	2,555,000	2,555,811
0.370% 04/26/13	965,000	966,051
1.625% 11/21/12	150,000	150,488
5.985% 04/15/13	280,000	290,031
Federal Home Loan Mortgage Corp.
0.155% 11/01/12 (a)	1,500,000	1,499,606
0.175% 10/03/12 (a)	375,000	374,942
0.186% 11/02/12 (09/02/12) (b)(c)	1,600,000	1,599,947
0.188% 06/17/13 (09/17/12) (b)(c)	2,000,000	1,999,200
0.190% 01/14/13 (a)	4,175,000	4,172,025
0.194% 02/04/13 (09/04/12) (b)(c)	8,000,000	7,998,260
0.195% 06/03/13 (09/03/12) (b)(c)	1,500,000	1,499,543
0.197% 03/21/13 (09/21/12) (b)(c)	4,000,000	3,998,885
0.280% 10/12/12 (09/04/12) (b)(c)	467,000	466,989
0.440% 11/18/13 (09/04/12) (b)(c)	5,799,000	5,799,960
1.625% 04/15/13	10,108,000	10,197,766
4.500% 01/15/13	6,345,000	6,445,622
Federal National Mortgage Association
0.155% 01/04/13 (a)	4,565,000	4,562,543
0.213% 11/08/13 (09/08/12) (b)(c)	457,000	456,894
0.217% 06/20/14 (09/20/12) (b)(c)	3,170,000	3,168,846
0.266% 12/28/12 (09/28/12) (b)(c)	30,000	30,007
0.267% 12/20/12 (09/20/12) (b)(c)	3,000,000	2,999,817
0.340% 11/23/12 (09/04/12) (b)(c)	315,000	315,029
0.345% 05/17/13 (11/17/12) (b)(c)	57,000	57,014
0.380% 10/17/13 (09/04/12) (b)(c)	3,000,000	2,999,314

See Accompanying Notes to Financial Statements.

2

BofA Government Plus Reserves

August 31, 2012

Government & Agency Obligations (continued)

	Par ($)	Value ($)
0.400% 02/01/13 (11/01/12) (b)(c)	3,050,000	3,049,810
3.250% 04/09/13	4,986,000	5,077,371
4.375% 03/15/13	1,000,000	1,022,398
4.750% 11/19/12	1,250,000	1,262,411
Tennessee Valley Authority
6.000% 03/15/13	1,600,000	1,649,775
U.S. Government Agencies Total		163,516,454
U.S. Government Obligations – 20.9%
U.S. Treasury Note
0.375% 10/31/12	500,000	500,223
0.500% 11/30/12	11,000,000	11,008,759
0.625% 01/31/13	2,820,000	2,825,299
1.125% 12/15/12	4,000,000	4,010,981
1.375% 09/15/12	14,000,000	14,006,509
1.375% 10/15/12	8,000,000	8,011,877
1.375% 11/15/12	8,300,000	8,320,731
1.375% 01/15/13	18,450,000	18,532,906
1.375% 02/15/13	14,550,000	14,628,894
1.750% 04/15/13	2,000,000	2,019,384
3.125% 04/30/13	2,835,000	2,890,274
3.375% 11/30/12	8,500,000	8,566,580
3.875% 10/31/12	4,000,000	4,024,502
3.875% 02/15/13	2,450,000	2,491,030
4.000% 11/15/12	2,500,000	2,519,615
U.S. Government Obligations Total		104,357,564
Total Government & Agency Obligations (cost of $267,874,018)		267,874,018
Repurchase Agreements – 46.3%
Repurchase agreement with ABN AMRO Bank US, dated 08/31/12, due 09/04/12 at 0.200%, collateralized by a U.S. Treasury obligation maturing 01/15/21, market value $81,600,048 (repurchase proceeds $80,001,778)	80,000,000	80,000,000
Repurchase agreement with Bank of Nova Scotia, dated 08/31/12, due 09/04/12 at 0.190%, collateralized by a U.S. Government Agency obligation maturing 05/01/42, market value $30,600,646 (repurchase proceeds $30,000,633)	30,000,000	30,000,000

	Par ($)	Value ($)
Repurchase agreement with Credit Suisse First Boston, dated 07/13/12, due 10/11/12 at 0.250%, collateralized by a U.S. Government Agency obligation maturing 02/01/41, market value $10,200,647 (repurchase proceeds $10,006,250)	10,000,000	10,000,000
Repurchase agreement with Credit Suisse First Boston, dated 08/21/12, due 11/19/12 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 02/01/41, market value $4,593,325 (repurchase proceeds $4,502,588)	4,500,000	4,500,000
Repurchase agreement with Goldman Sachs, dated 08/31/12, due 09/04/12 at 0.200%, collateralized by a U.S. Government Agency obligation maturing 09/06/13, market value $4,994,308 (repurchase proceeds $4,895,109)	4,895,000	4,895,000
Repurchase agreement with RBC Capital Markets, dated 08/31/12, due 09/04/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 02/20/42, market value $40,800,001 (repurchase proceeds $40,000,844)	40,000,000	40,000,000
Repurchase agreement with Societe Generale, dated 08/31/12, due 09/04/12 at 0.200%, collateralized by a U.S. Government Agency obligation maturing 11/01/31, market value $51,000,000 (repurchase proceeds $50,001,111)	50,000,000	50,000,000

See Accompanying Notes to Financial Statements.

3

BofA Government Plus Reserves

August 31, 2012

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with UBS Securities LLC, dated 08/31/12, due 09/04/12 at 0.190%, collateralized by a U.S. Treasury obligation maturing 04/15/28, market value $9,697,327 (repurchase proceeds $9,507,201)	9,507,000	9,507,000
Repurchase agreement with UBS Securities LLC, dated 08/31/12, due 09/04/12 at 0.210%, collateralized by U.S. Government Agency obligations and corporate bonds with various maturities to 12/28/12, market value $2,518,350 (repurchase proceeds $2,445,057)	2,445,000	2,445,000
Total Repurchase Agreements (cost of $231,347,000)		231,347,000
Total Investments – 99.9%
(cost of $499,221,018) (d)		499,221,018
Other Assets & Liabilities, Net – 0.1%		604,601
Net Assets – 100.0%		499,825,619

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2012.

(c)  Parenthetical date represents the effective maturity date for the security.

(d)  Cost for federal income tax purposes is $499,221,018.

The following table summarizes the inputs used, as of August 31, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$267,874,018	$—	$267,874,018
Total Repurchase Agreements	—	231,347,000	—	231,347,000
Total Investments	$—	$499,221,018	$—	$499,221,018

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	53.6
Repurchase Agreements	46.3
99.9
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – BofA Government Plus Reserves
August 31, 2012

		($)
Assets	Investments, at amortized cost approximating value	267,874,018
	Repurchase agreements, at amortized cost approximating value	231,347,000
	Total investments, at value	499,221,018
	Cash	254
	Receivable for:
	Interest	715,081
	Expense reimbursement due from investment advisor	17,209
	Trustees' deferred compensation plan	33,144
	Prepaid expenses	10,807
	Other assets	18,139
	Total Assets	500,015,652
Liabilities	Payable for:
	Distributions	4,700
	Investment advisory fee	47,059
	Pricing and bookkeeping fees	11,363
	Transfer agent fee	5,215
	Trustees' fees	2,891
	Audit fee	33,850
	Legal fee	31,761
	Custody fee	9,587
	Chief compliance officer expenses	1,379
	Trustees' deferred compensation plan	33,144
	Other liabilities	9,084
	Total Liabilities	190,033
	Net Assets	499,825,619
Net Assets Consist of	Paid-in capital	499,837,471
	Overdistributed net investment income	(11,852)
	Net Assets	499,825,619

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities (continued) – BofA Government Plus Reserves
August 31, 2012

Adviser Class Shares	Net assets	$6,106,182
	Shares outstanding	6,106,055
	Net asset value per share	$1.00
Capital Class Shares (1)	Net assets	$338,931,816
	Shares outstanding	338,924,702
	Net asset value per share	$1.00
Daily Class Shares (1)	Net assets	$12,028,252
	Shares outstanding	12,028,030
	Net asset value per share	$1.00
Institutional Capital Shares (1)	Net assets	$58,622,396
	Shares outstanding	58,621,258
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$16,128,045
	Shares outstanding	16,127,734
	Net asset value per share	$1.00
Investor Class Shares (1)	Net assets	$133,511
	Shares outstanding	133,509
	Net asset value per share	$1.00
Investor II Class Shares (1)	Net assets	$467,022
	Shares outstanding	467,012
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$5,138,040
	Shares outstanding	5,137,930
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$62,270,355
	Shares outstanding	62,269,079
	Net asset value per share	$1.00

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

6

Statement of Operations – BofA Government Plus Reserves
For the Year Ended August 31, 2012

		($)
Investment Income	Interest	958,304
Expenses	Investment advisory fee	1,049,239
	Administration fee	265,585
	Distribution fee:
	Daily Class Shares (1)	7,141
	Investor Class Shares (1)	92
	Investor II Class Shares (1)	114
	Service fee:
	Adviser Class Shares	16,123
	Daily Class Shares (1)	5,100
	Investor Class Shares (1)	230
	Investor II Class Shares (1)	285
	Liquidity Class Shares	12,844
	Retail A Shares (1)	291
	Shareholder administration fee:
	Institutional Class Shares	18,287
	Investor II Class Shares (1)	114
	Trust Class Shares	72,694
	Transfer agent fee	29,064
	Pricing and bookkeeping fees	132,966
	Trustees' fees	50,525
	Custody fee	37,970
	Legal fees	140,052
	Chief compliance officer expenses	7,646
	Other expenses	197,037
	Total Expenses	2,043,399
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(1,000,277)
	Fees waived by distributor:
	Adviser Class Shares	(16,108)
	Daily Class Shares (1)	(12,227)
	Institutional Class Shares	(18,372)
	Investor Class Shares (1)	(317)
	Investor II Class Shares (1)	(510)
	Liquidity Class Shares	(12,830)
	Retail A Shares (1)	(291)
	Trust Class Shares	(72,503)
	Expense reductions	(1)
	Net Expenses	909,963
	Net Investment Income	48,341
	Net Increase Resulting from Operations	48,341

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – BofA Government Plus Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2012 ($)	Year Ended August 31, 2011 ($)
Operations	Net investment income	48,341	88,724
	Net realized gain on investments	—	10,399
	Net increase resulting from operations	48,341	99,123
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(730)	—
	Capital Class Shares (1)	(32,581)	(74,813)
	Daily Class Shares (1)	(400)	—
	G-Trust Shares (1)	—	(12,251)
	Institutional Capital Shares (1)	(5,494)	—
	Institutional Class Shares	(2,242)	(1,659)
	Investor Class Shares (1)	(9)	—
	Investor II Class Shares (1)	(13)	—
	Liquidity Class Shares	(465)	—
	Trust Class Shares	(6,403)	—
	Total distributions to shareholders	(48,337)	(88,723)
	Net Capital Stock Transactions	(215,575,785)	(154,291,176)
	Contribution from advisor (Note 7)	—	325,079
	Total decrease in net assets	(215,575,781)	(153,955,697)
Net Assets	Beginning of period	715,401,400	869,357,097
	End of period	499,825,619	715,401,400
	Overdistributed net investment income at end of period	(11,852)	(3,740)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – BofA Government Plus Reserves

	Capital Stock Activity Year Ended August 31,
	2012		2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	10,459,051	10,459,051	762,600,295	762,600,295
Distributions reinvested	714	714	—	—
Redemptions	(11,309,231)	(11,309,231)	(839,525,413)	(839,525,413)
Net decrease	(849,466)	(849,466)	(76,925,118)	(76,925,118)
Capital Class Shares (1)
Subscriptions	1,813,163,894	1,813,163,892	2,710,962,237	2,710,962,237
Conversion	3,542,174	3,542,174	—	—
Distributions reinvested	17,162	17,162	19,652	19,652
Redemptions	(1,969,877,470)	(1,969,877,470)	(2,754,086,162)	(2,754,086,162)
Net decrease	(153,154,240)	(153,154,242)	(43,104,273)	(43,104,273)
Daily Class Shares (1)
Subscriptions	31,066,208	31,066,208	—	—
Distributions reinvested	9	9	—	—
Redemptions	(19,038,187)	(19,038,187)	—	—
Net increase	12,028,030	12,028,030	—	—
Institutional Capital Shares (1)
Subscriptions	151,427,855	151,427,854	229,155,373	229,155,373
Distributions reinvested	—	—	874	874
Redemptions	(143,142,313)	(143,142,313)	(256,864,330)	(256,864,330)
Net increase (decrease)	8,285,542	8,285,541	(27,708,083)	(27,708,083)
Institutional Class Shares
Subscriptions	113,704,705	113,704,705	260,393,849	260,393,849
Distributions reinvested	2,242	2,242	1,645	1,645
Redemptions	(172,847,771)	(172,847,771)	(238,746,427)	(238,746,427)
Net increase (decrease)	(59,140,824)	(59,140,824)	21,649,067	21,649,067
Investor Class Shares (1)
Subscriptions	133,504	133,504	—	—
Distributions reinvested	9	9	—	—
Redemptions	(4)	(4)	—	—
Net increase	133,509	133,509	—	—
Investor II Class Shares (1)
Subscriptions	1,485,433	1,485,433	—	—
Distributions reinvested	9	9	—	—
Redemptions	(1,018,430)	(1,018,430)	—	—
Net increase	467,012	467,012	—	—

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA Government Plus Reserves

	Capital Stock Activity Year Ended August 31,
	2012		2011
	Shares	Dollars ($)	Shares	Dollars ($)
Liquidity Class Shares
Distributions reinvested	465	465	—	—
Net increase	465	465	—	—
Retail A Shares (1)
Subscriptions	570	570	41,740	41,740
Conversion	(3,542,174)	(3,542,174)	—	—
Redemptions	(27,487)	(27,487)	(1,280,625)	(1,280,625)
Net decrease	(3,569,091)	(3,569,091)	(1,238,885)	(1,238,885)
Trust Class Shares
Subscriptions	86,952,617	86,952,617	167,230,566	167,230,566
Distributions reinvested	214	215	—	—
Redemptions	(106,729,551)	(106,729,551)	(194,194,450)	(194,194,450)
Net decrease	(19,776,720)	(19,776,719)	(26,963,884)	(26,963,884)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2012	2011		2010 (a)(b)	2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	— (c)	—		—	0.006		0.032
Less Distributions to Shareholders:
From net investment income	— (c)	—		—	(0.006)		(0.032)
Increase from Contribution from Advisor	—	—	(c)	—	—		—
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	0.01%	0.00	%(f)	0.00%	0.58	%(g)	3.24	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.16%	0.22%		0.22%	0.43%		0.45%
Waiver/Reimbursement	0.42%	0.34%		0.31%	0.10%		0.10%
Net investment income (h)	0.01%	—		—	0.68	%(g)	2.41	%(g)
Net assets, end of period (000s)	$6,106	$6,956		$83,849	$100,232		$156,679

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2012 (a)	2011		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	— (d)	—	(d)	— (d)	0.008	0.034
Less Distributions to Shareholders:
From net investment income	— (d)	—	(d)	— (d)	(0.008)	(0.034)
Increase from Contribution from Advisor	—	—	(d)	—	—	—
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.01%	0.01	%(g)	0.03%	0.80%	3.49	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.16%	0.17%		0.19%	0.20%	0.20%
Waiver/Reimbursement	0.17%	0.14%		0.09%	0.08%	0.10%
Net investment income (i)	0.01%	0.01%		0.03%	0.67%	3.31	%(h)
Net assets, end of period (000s)	$338,932	$492,086		$534,988	$1,071,570	$562,837

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(c)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout the period is as follows:

	Period Ended August 31,
Daily Class Shares	2012 (a)
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment income	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)
Net Asset Value, End of Period	$1.00
Total return (c)(d)	0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.16	%(g)
Waiver/Reimbursement	0.77	%(g)
Net investment income (f)	0.02	%(g)
Net assets, end of period (000s)	$12,028

(a)  Daily Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2012 (a)	2011		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	— (d)	—	(d)	— (d)	0.008	0.034
Less Distributions to Shareholders:
From net investment income	— (d)	—	(d)	— (d)	(0.008)	(0.034)
Increase from Contribution from Advisor	—	—	(d)	—	—	—
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.01%	0.01	%(g)	0.03%	0.80%	3.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.16%	0.18%		0.19%	0.20%	0.20%
Waiver/Reimbursement	0.17%	0.13%		0.09%	0.08%	0.10%
Net investment income (h)	0.01%	0.02%		0.02%	0.81%	3.45%
Net assets, end of period (000s)	$58,622	$50,336		$78,011	$156,431	$189,029

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(c)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2012		2011		2010 (a)(b)	2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	— (c)	0.008		0.034
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	— (c)	(0.008)		(0.034)
Increase from Contribution from Advisor	—		—	(c)	—	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	0.01%		0.00	%(f)(g)	0.01%	0.76	%(h)	3.45	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.16%		0.18%		0.21%	0.24%		0.24%
Waiver/Reimbursement	0.21%		0.17%		0.11%	0.08%		0.10%
Net investment income (i)	—	%(g)	—	%(g)	0.01%	0.58	%(h)	3.24	%(h)
Net assets, end of period (000s)	$16,128		$75,270		$53,599	$191,321		$72,527

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  Rounds to less than 0.01%.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout the period is as follows:

	Period Ended August 31,
Investor Class Shares	2012 (a)
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment income	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)
Net Asset Value, End of Period	$1.00
Total return (c)(d)	0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.16	%(g)
Waiver/Reimbursement	0.51	%(g)
Net investment income (f)	0.01	%(g)
Net assets, end of period (000s)	$134

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout the period is as follows:

	Period Ended August 31,
Investor II Class Shares	2012 (a)
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment income	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)
Net Asset Value, End of Period	$1.00
Total return (c)(d)	0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.16	%(g)
Waiver/Reimbursement	0.62	%(g)
Net investment income (f)	0.01	%(g)
Net assets, end of period (000s)	$467

(a)  Investor II Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2012	2011		2010 (a)(b)		2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	— (c)	—		—	(c)	0.007		0.033
Less Distributions to Shareholders:
From net investment income	— (c)	—		—	(c)	(0.007)		(0.033)
Increase from Contribution from Advisor	—	—	(c)	—		—		—
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.01%	0.00	%(f)	0.00%		0.66	%(g)	3.36%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.16%	0.19%		0.22%		0.34%		0.35%
Waiver/Reimbursement	0.42%	0.37%		0.31%		0.19%		0.20%
Net investment income (h)	0.01%	—		—	%(i)	0.12	%(g)	3.30%
Net assets, end of period (000s)	$5,138	$5,138		$5,136		$5,147		$11

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2012	2011		2010 (a)(b)		2009	2008 (c)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	— (d)	—		—	(d)	0.007	0.009
Less Distributions to Shareholders:
From net investment income	— (d)	—		—	(d)	(0.007)	(0.009)
Increase from Contribution from Advisor	—	—	(d)	—		—	—
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00
Total return (e)(f)	0.01%	0.00	%(h)	0.00	%(i)	0.71%	0.94	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.16%	0.19%		0.21%		0.30%	0.30	%(k)
Waiver/Reimbursement	0.27%	0.22%		0.17%		0.08%	0.10	%(k)
Net investment income (j)	0.01%	—		—	%(i)	0.62%	2.22	%(k)
Net assets, end of period (000s)	$62,270	$82,047		$108,968		$216,878	$219,620

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Trust Class Shares commenced operations on March 31, 2008.

(d)  Rounds to less than $0.001 per share.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Government Plus Reserves
August 31, 2012

Note 1. Organization

BofA Government Plus Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares. On October 3, 2011, the Daily Class shares, Investor Class shares and Investor II Class shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.

20

BofA Government Plus Reserves, August 31, 2012

Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement, which may include securities that the Fund is not otherwise directly permitted to purchase. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carry forward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements

21

BofA Government Plus Reserves, August 31, 2012

is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2012, permanent book and tax basis differences resulting primarily from differing treatments for prior period adjustments were identified and reclassified among the components of the Fund's net assets as follows:

Overdistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$(8,116)	$—	$8,116

The tax character of distributions paid during the years ended August 31, 2012 and August 31, 2011 were as follows:

	August 31,
Distributions paid from	2012	2011
Ordinary Income*	$48,337	$88,723

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$331	$—

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior

22

BofA Government Plus Reserves, August 31, 2012

three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.18%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.16% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the year ended August 31, 2012, the Fund's effective advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.067%
Over $125 billion	0.020%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2012, no minimum account balance fees were charged by the Fund.

23

BofA Government Plus Reserves, August 31, 2012

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BofA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Servicing Plans:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Servicing Plans:	Current Rate (after fee waivers)	Plan Limit
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**
Retail A Shares***	0.10%	0.10%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2012 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2012. The amount of the waiver is included in the fees waived by shareholder service provider on the Statement of Operations.

**  To the extent that any Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

***  On October 1, 2011, the Fund's Retail A shares converted into the Fund's Capital Class shares, which has not adopted a Servicing Plan for such share class.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012, so that the Fund's ordinary operating expenses (excluding any

24

BofA Government Plus Reserves, August 31, 2012

distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time. Effective March 20, 2012, the Distributor and BofA have voluntarily agreed to reimburse expenses, as applicable, in order to maintain a minimum annualized net yield of 0.02% for all classes of the Fund.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. Previously, the Trust's eligible Trustees participated in a non-qualified deferred compensation plan which the Board voted to terminate on February 28, 2011. Balances related to compensation previously deferred by the trustees were paid out of Fund assets on March 8, 2012. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. There are no liabilities associated with the terminated deferred compensation plan, however there are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2012, these custody credits reduced total expenses by $1 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

25

BofA Government Plus Reserves, August 31, 2012

Prior to October 28, 2011, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings were available for short-term liquidity or temporary or emergency purposes. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2012, the Fund did not borrow under these arrangements.

Note 7. Capital Contribution

On November 29, 2010, an affiliate of BofA made a voluntary capital contribution to the Fund of $325,079.

Note 8. Shareholder Concentration

The Fund's risks include, but are not limited to the following:

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

26

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Government Plus Reserves

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Government Plus Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2012, and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

27

Federal Income Tax Information (Unaudited) – BofA Government Plus Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

28

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (149 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Trustee—MIT 401k Plan. Columbia Funds (149 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive—Officer-Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

29

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC (advisory firm), since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Peter T. Fariel (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005.

30

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004.
Thomas Loeffler (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2012)	Assistant General Counsel, Bank of America since July 2007; Vice President and Senior Attorney for United States Trust Company, National Association from February 2006 to July 2007.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

31

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Plus Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Government Plus Reserves

Annual Report, August 31, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-GOVP-42/265704-1012

BofATM Funds

Annual Report

August 31, 2012

BofA Government Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	4
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	10
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	26
Federal Income Tax Information	27
Fund Governance	28
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/12 – 08/31/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.53	0.60	0.61	0.12
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.53	0.60	0.61	0.12
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.53	0.60	0.61	0.12
Institutional Capital Shares	1,000.00	1,000.00	1,000.00	1,024.53	0.60	0.61	0.12
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.53	0.60	0.61	0.12
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.53	0.60	0.61	0.12
Investor II Class Shares	1,000.00	1,000.00	1,000.00	1,024.53	0.60	0.61	0.12
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.53	0.60	0.61	0.12
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.53	0.60	0.61	0.12

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Government Reserves

August 31, 2012

Government & Agency Obligations – 99.9%

	Par ($)	Value ($)
U.S. Government Agencies – 44.1%
Federal Farm Credit Bank
0.140% 01/28/13 (a)	9,320,000	9,317,580
0.166% 10/26/12 (09/26/12) (b)(c)	20,000,000	19,999,094
0.176% 09/27/13 (09/27/12) (b)(c)	68,000,000	67,988,961
0.185% 07/29/13 (09/29/12) (b)(c)	665,000	664,391
0.207% 07/24/13 (09/24/12) (b)(c)	705,000	704,491
0.216% 08/01/13 (09/01/12) (b)(c)	37,000,000	36,993,235
0.220% 04/16/13	2,015,000	2,015,287
0.226% 12/28/12 (09/28/12) (b)(c)	77,000,000	77,000,070
0.227% 11/19/13 (09/19/12) (b)(c)	5,250,000	5,249,394
0.236% 11/27/12 (09/27/12) (b)(c)	13,000,000	13,000,321
0.240% 02/01/13 (11/01/12) (b)(c)	8,000,000	7,999,322
0.249% 11/13/12 (09/13/12) (b)(c)	11,090,000	11,090,909
0.259% 10/12/12 (09/12/12) (b)(c)	4,991,000	4,991,343
0.259% 12/13/12 (09/13/12) (b)(c)	66,242,000	66,245,661
0.260% 01/10/13 (09/10/12) (b)(c)	99,700,000	99,694,563
0.264% 11/05/12 (09/05/12) (b)(c)	3,720,000	3,720,270
0.280% 11/26/12 (09/04/12) (b)(c)	75,000,000	75,000,000
0.280% 04/25/14 (09/04/12) (b)(c)	235,000	234,309
0.300% 04/11/13 (10/11/12) (b)(c)	8,140,000	8,141,502
0.300% 05/03/13 (11/03/12) (b)(c)	6,870,000	6,872,331
0.340% 11/27/13 (09/04/12) (b)(c)	117,000,000	117,000,000
0.346% 10/01/12 (09/01/12) (b)(c)	6,000,000	6,000,701
0.378% 03/22/13 (09/22/12) (b)(c)	37,000,000	36,999,890
0.389% 02/07/13 (11/07/12) (b)(c)	82,000,000	81,997,144
0.396% 01/25/13 (10/25/12) (b)(c)	12,530,000	12,530,487
1.375% 06/25/13	5,335,000	5,385,429
2.500% 01/14/13	4,160,000	4,195,013

	Par ($)	Value ($)
Federal Home Loan Bank
0.040% 09/05/12 (a)	200,000,000	199,999,111
0.100% 09/05/12 (a)	204,650,000	204,647,726
0.118% 09/05/12 (a)	81,880,000	81,878,931
0.118% 10/19/12 (a)	193,590,000	193,559,542
0.120% 09/12/12 (a)	175,000,000	174,993,583
0.125% 09/12/12 (a)	25,812,000	25,811,014
0.125% 09/26/12 (a)	23,495,000	23,492,961
0.125% 01/17/13 (a)	4,910,000	4,908,540
0.125% 04/30/13 (a)	70,765,000	70,719,832
0.130% 10/03/12 (a)	149,165,000	149,147,763
0.130% 01/02/13 (a)	8,435,000	8,431,253
0.134% 10/03/12 (a)	5,970,000	5,969,289
0.150% 12/07/12 (a)	137,946,000	137,890,247
0.150% 01/03/13 (a)	8,405,000	8,400,657
0.150% 01/07/13 (a)	9,185,000	9,180,101
0.153% 12/05/12 (a)	13,525,000	13,519,539
0.160% 11/13/12 (a)	41,793,000	41,779,441
0.160% 02/01/13 (a)	40,895,000	40,892,570
0.166% 12/27/12 (09/27/12) (b)(c)	12,650,000	12,650,850
0.170% 01/16/13 (a)	62,240,000	62,199,734
0.170% 01/18/13 (a)	58,160,000	58,152,531
0.170% 01/23/13 (a)	4,230,000	4,229,348
0.170% 01/23/13 (a)	50,040,000	50,033,263
0.175% 01/02/13 (a)	70,135,000	70,093,065
0.180% 02/15/13 (a)	6,535,000	6,534,709
0.186% 10/25/12 (09/25/12) (b)(c)	56,300,000	56,298,318
0.190% 01/14/13 (a)	830,000	829,956
0.190% 02/22/13	20,415,000	20,415,517
0.190% 02/27/13 (a)	5,500,000	5,499,728
0.200% 11/19/12	29,000,000	29,003,979
0.200% 11/29/12	14,000,000	14,001,964
0.200% 03/01/13	4,000,000	4,000,046
0.210% 01/04/13	2,165,000	2,165,040
0.220% 11/08/13 (09/01/12) (b)(c)	6,820,000	6,816,731
0.230% 05/10/13	33,535,000	33,541,425
0.230% 11/08/13 (09/01/12) (b)(c)	59,190,000	59,161,523
0.240% 11/25/13 (09/01/12) (b)(c)	38,000,000	37,990,531
0.250% 04/10/13	33,975,000	33,985,781
0.250% 04/11/13	4,875,000	4,876,539
0.300% 03/19/13	3,270,000	3,272,110
0.310% 05/09/13 (09/01/12) (b)(c)	23,200,000	23,200,000
0.370% 04/26/13	12,420,000	12,433,524
1.000% 03/27/13	14,565,000	14,630,866
1.500% 01/16/13	9,195,000	9,239,335

See Accompanying Notes to Financial Statements.

2

BofA Government Reserves

August 31, 2012

Government & Agency Obligations (continued)

	Par ($)	Value ($)
1.625% 11/21/12	1,640,000	1,645,339
1.625% 03/20/13	6,025,000	6,071,948
1.750% 03/08/13	20,540,000	20,703,557
2.625% 02/26/13	25,000	25,286
3.375% 02/27/13	33,710,000	34,231,518
3.875% 06/14/13	3,570,000	3,672,364
5.000% 03/08/13	9,760,000	10,000,849
U.S. Government Agencies Total		2,887,861,072
U.S. Government Obligations – 55.8%
U.S. Treasury Bill
0.050% 09/06/12 (d)	70,000,000	69,999,514
0.060% 09/06/12 (d)	393,345,000	393,341,722
0.072% 09/17/12 (d)	41,161,000	41,159,683
0.075% 09/06/12 (d)	100,000,000	99,998,958
0.080% 09/06/12 (d)	418,045,000	418,040,355
0.085% 09/06/12 (d)	37,640,000	37,639,556
0.095% 09/06/12 (d)	163,585,000	163,582,841
0.105% 09/06/12 (d)	149,355,000	149,352,822
0.112% 09/17/12 (d)	301,120,000	301,105,011
0.113% 09/17/12 (d)	165,628,000	165,619,718
0.123% 09/17/12 (d)	163,475,000	163,466,100
0.130% 09/17/12 (d)	376,800,000	376,778,229
U.S. Treasury Note
0.375% 09/30/12	53,000,000	53,011,458
0.375% 10/31/12	5,500,000	5,502,457
0.500% 11/30/12	127,000,000	127,100,814
0.625% 01/31/13	35,130,000	35,196,008
1.125% 12/15/12	90,000,000	90,244,716

	Par ($)	Value ($)
1.375% 09/15/12	137,310,000	137,374,520
1.375% 10/15/12	54,000,000	54,080,862
1.375% 11/15/12	30,000,000	30,074,086
1.375% 01/15/13	236,400,000	237,456,507
1.375% 02/15/13	103,500,000	104,062,315
1.750% 04/15/13	56,200,000	56,744,067
3.125% 04/30/13	37,660,000	38,394,260
3.375% 11/30/12	58,100,000	58,555,110
3.875% 10/31/12	95,500,000	96,084,282
3.875% 02/15/13	42,720,000	43,435,422
4.000% 11/15/12	100,500,000	101,292,848
U.S. Government Obligations Total		3,648,694,241
Total Government & Agency Obligations (cost of $6,536,555,313)		6,536,555,313
Total Investments – 99.9% (cost of $6,536,555,313) (e)		6,536,555,313
Other Assets & Liabilities, Net – 0.1%		6,163,568
Net Assets – 100.0%		6,542,718,881

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2012.

(c)  Parenthetical date represents the effective maturity date for the security.

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  Cost for federal income tax purposes is $6,536,555,313.

The following table summarizes the inputs used, as of August 31, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$6,536,555,313	$—	$6,536,555,313
Total Investments	$—	$6,536,555,313	$—	$6,536,555,313

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
U.S. Government Obligations	55.8
U.S. Government Agencies	44.1
99.9
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities – BofA Government Reserves
August 31, 2012

		($)
Assets	Investments, at amortized cost approximating value	6,536,555,313
	Cash	577
	Receivable for:
	Fund shares sold	310
	Interest	6,962,550
	Trustees' deferred compensation plan	22,843
	Prepaid expenses	81,344
	Total Assets	6,543,622,937
Liabilities	Expense reimbursement due to investment advisor	7,110
	Payable for:
	Fund shares repurchased	3,364
	Distributions	30,096
	Investment advisory fee	446,208
	Administration fee	209,989
	Pricing and bookkeeping fees	15,136
	Transfer agent fee	20,197
	Trustees' fees	6,356
	Custody fee	17,517
	Chief compliance officer expenses	3,120
	Trustees' deferred compensation plan	22,843
	Other liabilities	122,120
	Total Liabilities	904,056
	Net Assets	6,542,718,881
Net Assets Consist of	Paid-in capital	6,543,163,471
	Overdistributed net investment income	(15,305)
	Accumulated net realized loss	(429,285)
	Net Assets	6,542,718,881

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities (continued) – BofA Government Reserves
August 31, 2012

		($)
Adviser Class Shares	Net assets	$321,055,656
	Shares outstanding	321,084,061
	Net asset value per share	$1.00
Capital Class Shares (1)	Net assets	$3,784,266,370
	Shares outstanding	3,784,620,861
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$75,176,317
	Shares outstanding	75,182,927
	Net asset value per share	$1.00
Institutional Capital Shares (1)	Net assets	$75,480,307
	Shares outstanding	75,486,964
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$213,568,391
	Shares outstanding	213,581,899
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$4,556,970
	Shares outstanding	4,557,365
	Net asset value per share	$1.00
Investor II Class Shares (1)	Net assets	$1,729,232
	Shares outstanding	1,729,386
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$142,670,644
	Shares outstanding	142,681,726
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$1,924,214,994
	Shares outstanding	1,924,373,763
	Net asset value per share	$1.00

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

5

Statement of Operations – BofA Government Reserves
For the Year Ended August 31, 2012

		($)
Investment Income	Interest	7,144,206
Expenses	Investment advisory fee	9,657,538
	Administration fee	6,298,359
	Distribution fee:
	Daily Class Shares	298,980
	Investor Class Shares	5,878
	Investor II Class Shares (1)	1,362
	Service fee:
	Adviser Class Shares	956,215
	Daily Class Shares	213,504
	Investor Class Shares	14,676
	Investor II Class Shares (1)	3,403
	Liquidity Class Shares	349,347
	Retail A Shares (1)	1,919
	Shareholder administration fee:
	Institutional Class Shares	129,388
	Investor II Class Shares (1)	1,362
	Trust Class Shares	1,923,966
	Transfer agent fee	125,389
	Pricing and bookkeeping fees	155,448
	Trustees' fees	76,609
	Custody fee	93,461
	Chief compliance officer expenses	16,621
	Other expenses	615,106
	Total Expenses	20,938,531
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(10,177,391)
	Fees waived by distributor:
	Adviser Class Shares	(956,098)
	Daily Class Shares	(512,454)
	Institutional Capital Shares (1)	(6)
	Institutional Class Shares	(129,683)
	Investor Class Shares	(20,557)
	Investor II Class Shares (1)	(6,125)
	Liquidity Class Shares	(349,642)
	Retail A Shares (1)	(1,919)
	Trust Class Shares	(1,923,550)
	Expense reductions	(6,055)
	Net Expenses	6,855,051
	Net Investment Income	289,155
	Net realized gain on investments	12,162
	Net Increase Resulting from Operations	301,317

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – BofA Government Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2012 ($)	Year Ended August 31, 2011 ($)
Operations	Net investment income	289,155	5,769
	Net realized gain on investments	12,162	323,559
	Net increase resulting from operations	301,317	329,328
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(17,523)	(8,457)
	Capital Class Shares (1)	(162,369)	(91,106)
	Class A Shares (1)	—	(24)
	Daily Class Shares	(3,432)	(2,418)
	G-Trust Shares (1)	—	(836)
	Institutional Capital Shares (1)	(5,254)	—
	Institutional Class Shares	(11,990)	(8,757)
	Investor Class	(225)	(184)
	Investor II Class Shares (1)	(66)	—
	Liquidity Class Shares	(5,179)	(2,378)
	Retail A Shares (1)	—	(419)
	Trust Class Shares	(83,116)	(25,831)
	Total distributions to shareholders	(289,154)	(140,410)
	Net Capital Stock Transactions	(25,004,079)	(2,885,893,123)
	Total decrease in net assets	(24,991,916)	(2,885,704,205)
Net Assets	Beginning of period	6,567,710,797	9,453,415,002
	End of period	6,542,718,881	6,567,710,797
	Overdistributed net investment income at end of period	(15,305)	(11,437)

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – BofA Government Reserves

	Capital Stock Activity
	Year Ended August 31,
	2012		2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	1,492,136,883	1,492,136,883	1,877,728,200	1,877,728,200
Distributions reinvested	2,113	2,113	1,499	1,499
Redemptions	(1,564,415,429)	(1,564,415,429)	(2,181,419,905)	(2,181,419,905)
Net decrease	(72,276,433)	(72,276,433)	(303,690,206)	(303,690,206)
Capital Class Shares (1)
Subscriptions	10,158,039,538	10,158,039,538	15,876,441,875	15,876,441,875
Conversion	25,992,068	25,992,068	—	—
Distributions reinvested	109,396	109,396	66,016	66,016
Redemptions	(9,902,353,681)	(9,902,353,681)	(17,562,726,670)	(17,562,726,670)
Net increase (decrease)	281,787,321	281,787,321	(1,686,218,779)	(1,686,218,779)
Daily Class Shares
Subscriptions	16,680,642	16,680,642	187,587,316	187,587,316
Distributions reinvested	12	12	4	4
Redemptions	(47,684,833)	(47,684,833)	(551,330,973)	(551,330,973)
Net decrease	(31,004,179)	(31,004,179)	(363,743,653)	(363,743,653)
Institutional Capital Shares (1)
Subscriptions	355,561,030	355,561,029	150,984,272	150,984,272
Distributions reinvested	2	2	17	17
Redemptions	(317,058,297)	(317,058,297)	(211,326,388)	(211,326,388)
Net increase (decrease)	38,502,735	38,502,734	(60,342,099)	(60,342,099)
Institutional Class Shares
Subscriptions	927,453,505	927,453,505	1,443,452,647	1,443,452,647
Distributions reinvested	10,361	10,361	6,386	6,386
Redemptions	(1,241,203,752)	(1,241,203,752)	(2,012,584,527)	(2,012,584,527)
Net decrease	(313,739,886)	(313,739,886)	(569,125,494)	(569,125,494)
Investor Class Shares
Subscriptions	20,149,345	20,149,345	23,631,426	23,631,426
Distributions reinvested	11	11	2	2
Redemptions	(23,458,224)	(23,458,224)	(33,447,132)	(33,447,132)
Net decrease	(3,308,868)	(3,308,868)	(9,815,704)	(9,815,704)
Investor II Class Shares (1)
Subscriptions	1,267,351	1,267,350	10,218	10,218
Distributions reinvested	57	57	17	17
Redemptions	(970,572)	(970,572)	(520,701)	(520,701)
Net increase (decrease)	296,836	296,835	(510,466)	(510,466)

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – BofA Government Reserves

	Capital Stock Activity
	Year Ended August 31,
	2012		2011
	Shares	Dollars ($)	Shares	Dollars ($)
Liquidity Class Shares
Subscriptions	1,121,882,888	1,121,882,888	1,380,249,790	1,380,249,790
Distributions reinvested	5,289	5,289	1,646	1,646
Redemptions	(1,136,068,231)	(1,136,068,231)	(1,499,254,212)	(1,499,254,212)
Net decrease	(14,180,054)	(14,180,054)	(119,002,776)	(119,002,776)
Retail A Shares (1)
Subscriptions	100,710	100,709	1,188,486	1,188,487
Conversion	(25,992,068)	(25,992,068)	—	—
Distributions reinvested	—	—	315	315
Redemptions	(156,387)	(156,387)	(7,943,046)	(7,943,046)
Net decrease	(26,047,745)	(26,047,746)	(6,754,245)	(6,754,244)
Trust Class Shares
Subscriptions	3,525,012,759	3,525,012,759	5,099,231,601	5,099,231,601
Distributions reinvested	315	315	276	276
Redemptions	(3,410,046,877)	(3,410,046,877)	(4,865,921,579)	(4,865,921,579)
Net increase	114,966,197	114,966,197	233,310,298	233,310,298

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—		0.0051	0.0309
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.0051)	(0.0309)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.51%	3.13	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.11%		0.16%		0.16%		0.42%	0.45%
Waiver/Reimbursement	0.41%		0.35%		0.35%		0.08%	0.05%
Net investment income (j)	—	%(h)	—	%(h)	—		0.57%	2.97	%(i)
Net assets, end of period (000s)	$321,056		$393,326		$696,992		$1,047,967	$1,820,646

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2012 (a)		2011 (b)		2010 (c)(d)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(f)	0.0071	0.0334
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(f)	(0.0071)	(0.0334)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (g)(h)	0.00	%(i)	0.00	%(i)	0.00	%(i)	0.71%	3.39	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.11%		0.15%		0.16%		0.20%	0.20%
Waiver/Reimbursement	0.16%		0.11%		0.10%		0.05%	0.05%
Net investment income (k)	—	%(i)	—	%(i)	—	%(i)	0.68%	3.08	%(j)
Net assets, end of period (000s)	$3,784,266		$3,502,524		$5,188,621		$11,711,498	$7,646,775

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—		0.0036	0.0274
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.0036)	(0.0274)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.36%	2.77	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.11%		0.16%		0.16%		0.56%	0.80%
Waiver/Reimbursement	0.76%		0.70%		0.70%		0.29%	0.05%
Net investment income (j)	—	%(h)	—	%(h)	—		0.36%	2.57	%(i)
Net assets, end of period (000s)	$75,176		$106,178		$469,892		$1,022,642	$898,522

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2012 (a)		2011 (b)		2010 (c)(d)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(f)	0.0071	0.0334
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(f)	(0.0071)	(0.0334)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (g)(h)	0.00	%(i)	0.00	%(i)	0.00	%(i)	0.71%	3.39%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.11%		0.16%		0.16%		0.20%	0.20%
Waiver/Reimbursement	0.15%		0.10%		0.10%		0.05%	0.05%
Net investment income (j)	0.01%		—	%(i)	—	%(i)	0.75%	3.40%
Net assets, end of period (000s)	$75,480		$36,981		$97,318		$129,606	$191,126

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—		0.0067	0.0330
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.0067)	(0.0330)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.67%	3.35	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.11%		0.16%		0.16%		0.24%	0.24%
Waiver/Reimbursement	0.20%		0.14%		0.14%		0.05%	0.05%
Net investment income (j)	—	%(h)	—	%(h)	—		0.66%	2.98	%(i)
Net assets, end of period (000s)	$213,568		$527,276		$1,096,358		$2,667,449	$2,617,573

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—		0.0046	0.0299
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.0046)	(0.0299)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.46%	3.03%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.11%		0.16%		0.16%		0.46%	0.55%
Waiver/Reimbursement	0.51%		0.45%		0.45%		0.14%	0.05%
Net investment income (i)	—	%(h)	—	%(h)	—		0.42%	2.99%
Net assets, end of period (000s)	$4,557		$7,866		$17,681		$117,298	$107,656

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor II Class Shares	2012 (a)		2011 (b)		2010 (c)(d)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—		0.0043	0.0290
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(f)	(0.0043)	(0.0290)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (g)(h)	0.00	%(i)	0.00	%(i)	0.00	%(i)	0.43%	2.94%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.11%		0.15%		0.16%		0.51%	0.65%
Waiver/Reimbursement	0.61%		0.56%		0.55%		0.19%	0.05%
Net investment income (j)	—	%(i)	—	%(i)	—		0.41%	2.84%
Net assets, end of period (000s)	$1,729		$1,432		$1,943		$13,777	$11,110

(a)  After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—		0.0057	0.0319
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.0057)	(0.0319)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.57%	3.23	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.11%		0.15%		0.16%		0.34%	0.35%
Waiver/Reimbursement	0.41%		0.36%		0.35%		0.16%	0.15%
Net investment income (j)	—	%(h)	—	%(h)	—	%(h)	0.61%	2.93	%(i)
Net assets, end of period (000s)	$142,671		$156,846		$275,844		$864,213	$1,225,417

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—		0.0061	0.0324
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.0061)	(0.0324)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.61%	3.29	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.11%		0.15%		0.16%		0.29%	0.30%
Waiver/Reimbursement	0.26%		0.21%		0.20%		0.06%	0.05%
Net investment income (j)	—	%(h)	—	%(h)	—		0.56%	2.44	%(i)
Net assets, end of period (000s)	$1,924,215		$1,809,236		$1,575,967		$2,678,358	$1,948,302

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and asumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – BofA Government Reserves
August 31, 2012

Note 1. Organization

BofA Government Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital Class, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

19

BofA Government Reserves, August 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carry forward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2012, permanent book and tax basis differences resulting primarily from differing treatments for prior period adjustments were

20

BofA Government Reserves, August 31, 2012

identified and reclassified among the components of the Fund's net assets as follows:

Overdistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$(3,869)	$—	$3,869

The tax character of distributions paid during the years ended August 31, 2012 and August 31, 2011 were as follows:

	August 31,
Distributions paid from:	2012	2011
Ordinary Income*	$289,154	$140,410

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$21,444	$—

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

As of August 31, 2012, the Fund had pre-Act capital loss carryforwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2014	$429,285

Capital loss carry forwards of $12,162 were utilized by the Fund during the year ended August 31, 2012.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund

21

BofA Government Reserves, August 31, 2012

and the other series of the Trust advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the year ended August 31, 2012, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services

Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2012, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

22

BofA Government Reserves, August 31, 2012
Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BofA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Servicing Plans:
Adviser Class shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**
Retail A Shares***	0.09%	0.09%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2012 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2012.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

***  On October 1, 2011, the Fund's Retail A shares converted into the Fund's Capital Class shares, which has not adopted a Servicing Plan for such share class.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

23

BofA Government Reserves, August 31, 2012

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time. Effective March 20, 2012, the Distributor and BofA have voluntarily agreed to reimburse expenses, as applicable, in order to maintain a minimum annualized net yield of 0.01% for all classes of the Fund.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2012, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2015	2014	2013	recovery	ended 08/31/2012
$4,148,892	$5,576,141	$7,840,966	$17,565,999	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. Previously, the Trust's eligible Trustees participated in a non-qualified deferred compensation plan which the Board voted to terminate on February 28, 2011. Balances related to compensation previously deferred by the trustees were paid out of Fund assets on March 8, 2012. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. There are no liabilities associated with the terminated deferred compensation plan, however there are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2012, these custody credits reduced total expenses by $6,055 for the Fund.

24

BofA Government Reserves, August 31, 2012

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to October 28, 2011, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings were available for short-term liquidity or temporary or emergency purposes. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2012, the Fund did not borrow under these arrangements.

Note 7. Shareholder Concentration

The Fund's risks include, but are not limited to the following:

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

25

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Government Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Government Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2012, and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

26

Federal Income Tax Information (Unaudited) – BofA Government Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

27

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (149 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (149 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

28

Fund Governance (continued)

Independent Trustee (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC (advisory firm), since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Peter T. Fariel (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005.

29

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004.
Thomas Loeffler (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2012)	Assistant General Counsel, Bank of America since July 2007; Vice President and Senior Attorney for United States Trust Company, National Association from February 2006 to July 2007.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

30

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Government Reserves

Annual Report, August 31, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-GOVT-42/265704-1012

BofATM Funds

Annual Report

August 31, 2012

■  BofA Connecticut Municipal Reserves

■  BofA Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolios	3
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	30
Federal Income Tax Information	31
Fund Governance	32
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Connecticut Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/12 – 08/31/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.40	1,024.13	1.01	1.02	0.20
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,023.88	1.26	1.27	0.25
Trust Class Shares (1)	1,000.00	1,000.00	1,000.00	1,023.98	0.28	1.17	0.23

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(1) Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by 45/366 (to reflect the period shown of July 18, 2012 to August 31, 2012).

1

Understanding Your Expenses – BofA Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

03/01/12 – 08/31/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.40	1,024.13	1.01	1.02	0.20
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,023.88	1.26	1.27	0.25
Trust Class Shares (1)	1,000.00	1,000.00	1,000.00	1,023.98	0.28	1.17	0.23

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(1) Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by 45/366 (to reflect the period shown of July 18, 2012 to August 31, 2012).

2

Investment Portfolio – BofA Connecticut Municipal Reserves

August 31, 2012

Municipal Bonds – 101.3%

	Par ($)	Value ($)
Arizona – 0.6%
AZ Phoenix Industrial Development Authority
Spring Air Mattress Co.,
Series 1999, AMT, LOC: JPMorgan Chase Bank 0.630% 04/01/19 (09/05/12) (a)(b)	640,000	640,000
Arizona Total		640,000
Connecticut – 82.2%
CT Berlin
Series 2012,
1.000% 09/20/12	3,000,000	3,001,262
CT Bloomfield
Series 2010 A,
4.000% 10/15/12	500,000	502,192
CT Danbury
Series 2012,
3.000% 07/15/13	850,000	869,877
CT Darien
Series 2012,
2.000% 08/01/13 (c)	1,095,000	1,112,268
CT Derby
Series 2012:
1.000% 12/19/12 (c)	4,000,000	4,008,040
1.500% 09/04/12	2,750,000	2,750,265
CT Development Authority
Imperial Electric Assembly,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.340% 05/01/21 (09/06/12) (a)(b)	850,000	850,000
Rand-Whitney Containerboard LP,
Series 1993, AMT, LOC: Bank of Montreal 0.170% 08/01/23 (09/05/12) (a)(b)	5,000,000	5,000,000
RK Bradley Associates LP,
Bradley Airport Hotel, Series 2006, LOC: TD Bank N.A. 0.150% 12/01/28 (09/06/12) (a)(b)	2,000,000	2,000,000
CT Enfield
Series 2012,
1.000% 08/13/13	2,500,000	2,516,753

	Par ($)	Value ($)
CT Glastonbury
Series 2011,
1.250% 11/13/12	415,000	415,618
CT Groton
Series 2006,
4.000% 10/01/12	345,000	346,001
CT Health & Educational Facilities Authority
CIL Community Resources,
Series 2011 A, LOC: HSBC Bank USA N.A. 0.170% 07/01/41 (09/06/12) (a)(b)	2,430,000	2,430,000
Eastern Connecticut Health,
Series 2010 E, LOC: TD Bank N.A. 0.160% 07/01/34 (09/06/12) (a)(b)	4,600,000	4,600,000
Hospital for Special Care,
Series 2010 E, LOC: Federal Home Loan Bank of Boston 0.160% 07/01/37 (09/06/12) (a)(b)	3,820,000	3,820,000
Lawrence & Memorial Hospital, Inc.,
Series 2004 E, LOC: JPMorgan Chase Bank 0.180% 07/01/34 (09/05/12) (a)(b)	2,400,000	2,400,000
St. Francis Hospital & Medical Center,
Series 2008 F, LOC: JPMorgan Chase Bank 0.160% 07/01/47 (09/06/12) (a)(b)	3,680,000	3,680,000
The Hotchkiss School,
Series 2000 A, SPA: U.S. Bank N.A. 0.160% 07/01/30 (09/06/12) (a)(b)	4,000,000	4,000,000
The Taft School,
Series 2000 E, LOC: Wells Fargo Bank N.A. 0.170% 07/01/30 (09/05/12) (a)(b)	4,800,000	4,800,000
Wesleyan University,
Series 2010, LIQ FAC: Citibank N.A. 0.170% 01/01/18 (09/06/12) (a)(b)(d)	4,200,000	4,200,000

See Accompanying Notes to Financial Statements.

3

BofA Connecticut Municipal Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
Yale University,
Series 2010 A3, 4.000% 07/01/49 (02/07/13) (b)(e)	1,200,000	1,218,651
CT Housing Finance Authority
CIL Realty, Inc.,
Series 2008, LOC: HSBC Bank USA N.A. 0.160% 07/01/32 (09/06/12) (a)(b)	2,905,000	2,905,000
MERLOTS,
Series 2007 C90, AMT, SPA: Wells Fargo Bank N.A. 0.220% 11/15/15 (09/05/12) (a)(b)	1,285,000	1,285,000
Series 2011 C1,
Insured: Government of Authority, SPA: Barclays Bank PLC 0.160% 05/15/35 (09/06/12) (a)(b)	3,005,000	3,005,000
Series 2012 D3, AMT,
SPA: Bank Tokyo-Mitsubishi UFJ 0.200% 05/15/33 (09/06/12) (a)(b)	2,620,000	2,620,000
CT JPMorgan Chase Putters/Drivers Trust
Waterford, CT,
Series 2012 4074, LIQ FAC: JPMorgan Chase Bank 0.190% 03/18/13 (09/04/12) (a)(b)(d)	4,700,000	4,700,000
CT Milford
Series 2011,
3.000% 11/01/12	770,000	773,338
CT New Haven
Series 2002 C,
Pre-refunded 01/01/12, Insured: NATL-RE 5.000% 11/01/22	1,965,000	1,999,861
CT Plymouth
Series 2012:
1.000% 07/18/13	1,500,000	1,508,110
2.000% 07/15/13	750,000	760,386
CT Regional School District No. 10
Series 2012,
1.500% 10/12/12	650,000	650,915

	Par ($)	Value ($)
CT Regional School District No. 16
Series 2012,
Insured: State Aid Withholding 2.000% 09/01/13 (c)	400,000	406,292
CT Shelton
Series 2012 A,
1.000% 08/01/13	457,000	459,501
CT Special Tax Revenue
Special Tax Transportation,
Series 1991 B, 6.500% 10/01/12	2,000,000	2,010,089
CT State
Series 2002 D:
5.250% 11/15/12	615,000	621,089
Pre-refunded 11/15/12, 5.375% 11/15/16	500,000	505,156
Series 2002 F,
Pre-refunded 10/15/12, 5.000% 10/15/17	525,000	527,948
Series 2005 C,
5.000% 06/01/13	795,000	822,528
Series 2006 D,
4.000% 11/01/12	500,000	503,030
CT Thomaston
Series 2012,
1.000% 05/09/13	3,725,000	3,743,113
CT Vernon
Series 2012,
2.000% 10/11/12	930,000	931,775
Connecticut Total		85,259,058
Illinois – 0.8%
IL Chicago
Gas Plus, Inc.,
Series 2002, AMT, LOC: Northern Trust Co. 0.670% 11/01/22 (09/06/12) (a)(b)	850,000	850,000
Illinois Total		850,000

See Accompanying Notes to Financial Statements.

4

BofA Connecticut Municipal Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
Indiana – 0.8%
IN Elkhart
Vahala Enterprises, Inc.,
Series 2002, AMT, LOC: JPMorgan Chase Bank 0.630% 09/01/17 (09/06/12) (a)(b)	800,000	800,000
Indiana Total		800,000
New Jersey – 4.3%
NJ Economic Development Authority
Series 1992,
LOC: BNP Paribas 0.600% 09/04/12	4,500,000	4,500,000
New Jersey Total		4,500,000
Puerto Rico – 12.6%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2007 462,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.240% 08/01/47 (09/06/12) (a)(b)	4,765,000	4,765,000
Series 2008 627A,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.200% 08/01/54 (09/06/12) (a)(b)	5,000,000	5,000,000
PR Commonwealth of Puerto Rico
Series 2003 C-5-2,
LOC: Barclays Bank PLC 0.160% 07/01/20 (09/06/12) (a)(b)	3,280,000	3,280,000
Puerto Rico Total		13,045,000
Total Municipal Bonds (cost of $105,094,058)		105,094,058

Closed-End Investment Company – 3.9%

	Par ($)	Value ($)
Other – 3.9%
Nuveen Premier Municipal Opportunity Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.290% 12/01/40 (09/06/12) (a)(b)(d)	4,000,000	4,000,000
Other Total		4,000,000
Total Closed-End Investment Company (cost of $4,000,000)		4,000,000
Total Investments – 105.2% (cost of $109,094,058) (f)		109,094,058
Other Assets & Liabilities, Net – (5.2)%		(5,362,175)
Net Assets – 100.0%		103,731,883

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2012.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security purchased on a delayed delivery basis.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, these securities, which are not illiquid, amounted to $12,900,000 or 12.4% of net assets for the Fund.

(e)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2012.

(f)  Cost for federal income tax purposes is $109,094,058.

The following table summarizes the inputs used, as of August 31, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$105,094,058	$—	$105,094,058
Total Closed-End Investment Company	—	4,000,000	—	4,000,000
Total Investments	$—	$109,094,058	$—	$109,094,058

  The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

  For the year ended August 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

See Accompanying Notes to Financial Statements.

5

BofA Connecticut Municipal Reserves

August 31, 2012

  For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	101.3
Closed-End Investment Company	3.9
105.2
Other Assets & Liabilities, Net	(5.2)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts – Liquidity Optional Tender Series
NATL-RE	National Public Finance Guarantee Corp.
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

6

Investment Portfolio – BofA Massachusetts Municipal Reserves

August 31, 2012

Municipal Bonds – 95.1%

	Par ($)	Value ($)
Massachusetts – 82.0%
MA Barclays Capital Municipal Trust Receipts
Harvard University,
Series 2010, LIQ FAC: Barclays Bank PLC 0.150% 12/15/34 (09/06/12) (a)(b)(c)	3,150,000	3,150,000
MA Barnstable
Series 2012,
2.000% 09/15/12	1,070,000	1,070,712
MA Bay Transportation Authority
Series 2000 A1,
SPA: Barclays Bank PLC 0.160% 03/01/30 (09/05/12) (a)(b)	6,815,000	6,815,000
MA Billerica
Series 2012,
1.000% 05/17/13	2,612,000	2,625,904
MA Cohasset
Series 2009,
2.000% 11/15/12	855,000	857,774
Series 2011,
1.000% 12/07/12	2,387,150	2,389,726
MA Department of Transportation
Contract Assistance-A7,
Series 2010, SPA: JPMorgan Chase Bank 0.160% 01/01/29 (09/05/12) (a)(b)	5,360,000	5,360,000
Series 2010 A2,
LOC: Wells Fargo Bank N.A. 0.160% 01/01/37 (09/05/12) (a)(b)	2,500,000	2,500,000
MA Deutsche Bank Spears/Lifers Trust
Massachusetts State College Building Authority,
Series 2008, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.250% 05/01/39 (09/06/12) (a)(b)	3,565,000	3,565,000
MA Development Finance Agency
Abby Kelly Foster Charter,
Series 2008, LOC: TD Bank N.A. 0.180% 09/01/38 (09/06/12) (a)(b)	4,765,000	4,765,000

	Par ($)	Value ($)
Babson College,
Series 2008 A, LOC: FHLB 0.160% 10/01/32 (09/06/12) (a)(b)	2,035,000	2,035,000
Beth Israel Deaconess Medical:
Series 2011 A, LOC: Citizens Bank 0.180% 06/01/41 (09/06/12) (a)(b)	8,900,000	8,900,000
Series 2011 B, LOC: M&T Bank 0.190% 06/01/41 (09/06/12) (a)(b)	6,565,000	6,565,000
Boston University:
Series 2008 U-1, LOC: Bank of Nova Scotia 0.120% 10/01/40 (09/06/12) (a)(b)	2,800,000	2,800,000
Series 2008 U-3, LOC: Northern Trust Co. 0.120% 10/01/40 (09/06/12) (a)(b)	5,405,000	5,405,000
Partners Healthcare System,
Series 2012, LIQ FAC: Citibank N.A. 0.170% 07/01/19 (09/06/12) (a)(b)(c)	1,500,000	1,500,000
MA Fall River
Series 2012,
DPCE: State Aid Withholding 4.000% 03/01/13	1,665,000	1,694,624
MA Hanover
Series 2011,
1.000% 09/14/12	6,000,000	6,001,464
MA Health & Educational Facilities Authority
Harrington Memorial,
Series 2008 A, LOC: TD Bank N.A. 0.140% 07/01/38 (09/05/12) (a)(b)	6,700,000	6,700,000
Partners Healthcare Systems,
Series 2003 D-3, SPA: JPMorgan Chase Bank 0.160% 07/01/38 (09/06/12) (a)(b)	3,485,000	3,485,000

See Accompanying Notes to Financial Statements.

7

BofA Massachusetts Municipal Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
The Children's Hospital Corp.,
Series 2010 N-4, LOC: JPMorgan Chase Bank, GTY AGMT: The Children's Medical Center 0.180% 10/01/49 (09/04/12) (a)(b)	1,795,000	1,795,000
MA Holliston
Series 2012,
1.000% 05/24/13	1,560,000	1,566,530
MA Housing Finance Agency
ROCS RRII R 11928,
Series 2011, AMT, LIQ FAC: Citibank N.A. 0.270% 06/01/36 (09/06/12) (a)(b)(c)	3,195,000	3,195,000
MA Industrial Finance Agency
120 Chestnut Street LP,
Series 1992, LOC: Sumitomo Bank Ltd. 0.170% 08/01/26 (09/05/12) (a)(b)	2,610,000	2,610,000
Governor Dummer Academy,
Series 1996, LOC: TD Bank N.A. 0.150% 07/01/26 (09/06/12) (a)(b)	3,000,000	3,000,000
MA JPMorgan Chase Putters/Drivers Trust
Massachusetts Bay Transportation Authority,
Series 2012 4098, LIQ FAC: JPMorgan Chase Bank 0.200% 01/01/17 (09/04/12) (a)(b)(c)	4,020,000	4,020,000
MA Lowell
Series 2010,
DPCE: State Aid Withholding 3.000% 09/01/12	1,935,000	1,935,000
MA Marlborough
Series 2005,
3.500% 06/15/13	500,000	512,556
MA Medfield
Series 2012,
3.000% 03/15/13	1,120,000	1,136,187
MA Nantucket
Series 2012,
2.000% 12/01/12	1,075,000	1,079,422

	Par ($)	Value ($)
MA Natick
Series 2012 A,
2.000% 06/01/13	673,000	681,077
MA Newburyport
Series 2012,
1.000% 01/18/13	2,816,000	2,822,218
MA Norfolk County
Series 2012,
1.000% 10/26/12	1,000,000	1,000,744
MA North Reading
Series 2012,
2.000% 05/15/13	1,626,000	1,644,562
MA Norwood
Series 2012,
1.250% 01/18/13	3,800,000	3,813,219
MA Port Authority
0.170% 01/11/13	4,000,000	4,000,000
MA Puttable Floating Option Tax-Exempt Receipts
Massachusetts State Development Finance Agency,
Haverhill Mills Project, Series 2008, AMT, LIQ FAC: FHLMC 0.370% 05/01/55 (09/06/12) (a)(b)	10,730,000	10,730,000
MA Shrewsbury
Series 2011,
1.000% 11/16/12	3,500,000	3,504,999
Series 2012,
1.000% 07/12/13	2,325,000	2,338,137
MA State
Central Artery,
Series 2000 B, SPA: U.S. Bank N.A. 0.180% 12/01/30 (09/04/12) (a)(b)	855,000	855,000
Series 2002 C:
Insured: AGMC, Pre-refunded 11/01/12, 5.250% 11/01/30	2,000,000	2,016,493
Pre-refunded 11/01/12, 5.500% 11/01/20	1,400,000	1,412,048
Series 2002 E,
Insured: AGMC, Pre-refunded 01/01/13, 5.250% 01/01/18	500,000	507,977

See Accompanying Notes to Financial Statements.

8

BofA Massachusetts Municipal Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2006 B,
SPA: JPMorgan Chase Bank 0.180% 03/01/26 (09/04/12) (a)(b)	1,130,000	1,130,000
Series 2008 C27,
SPA: Wells Fargo Bank N.A. 0.170% 11/01/25 (09/05/12) (a)(b)(c)	6,610,000	6,610,000
MA University of Massachusetts Building Authority
Series 2008 1,
LOC: Lloyds TSB Bank PLC 0.210% 05/01/38 (09/05/12) (a)(b)	4,655,000	4,655,000
MA Water Resources Authority
ROCS RRII R 11914,
Series 2011, LIQ FAC: Citibank N.A. 0.170% 08/01/18 (09/06/12) (a)(b)(c)	2,585,000	2,585,000
MA Weston
Series 2012,
1.000% 02/01/13	4,425,000	4,439,820
Massachusetts Total		153,781,193
New Jersey – 4.3%
NJ Economic Development Authority
Series 1992,
LOC: BNP Paribas 0.600% 09/04/12	8,000,000	8,000,000
New Jersey Total		8,000,000
Puerto Rico – 8.8%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2008,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.200% 08/01/54 (09/06/12) (a)(b)	8,105,000	8,105,000
PR Commonwealth of Puerto Rico
Series 2003 C-5-2,
LOC: Barclays Bank PLC 0.160% 07/01/20 (09/06/12) (a)(b)	8,350,000	8,350,000
Puerto Rico Total		16,455,000
Total Municipal Bonds (cost of $178,236,193)		178,236,193

Closed-End Investment Company – 4.8%

	Par ($)	Value ($)
Other – 4.8%
Nuveen Premier Municipal Opportunity Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.290% 12/01/40 (09/06/12) (a)(b)(c)	9,000,000	9,000,000
Other Total		9,000,000
Total Closed-End Investment Company (cost of $9,000,000)		9,000,000
Total Investments – 99.9% (cost of $187,236,193) (d)		187,236,193
Other Assets & Liabilities, Net – 0.1%		273,851
Net Assets – 100.0%		187,510,044

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2012.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, these securities, which are not illiquid, amounted to $30,060,000 or 16.0% of net assets for the Fund.

(d)  Cost for federal income tax purposes is $187,236,193.

The following table summarizes the inputs used, as of August 31, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$178,236,193	$—	$178,236,193
Total Closed-End Investment Company	—	9,000,000	—	9,000,000
Total Investments	$—	$187,236,193	$—	$187,236,193

  The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

  For the year ended August 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

  For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

9

BofA Massachusetts Municipal Reserves

August 31, 2012

At August 31, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	95.1
Closed-End Investment Company	4.8
99.9
Other Assets & Liabilities, Net	0.1
100.0

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

10

Statements of Assets and Liabilities – BofA Money Market Funds
August 31, 2012

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Assets
Investments, at amortized cost approximating value	109,094,058	187,236,193
Cash	7,160	639
Receivable for:
Investments sold on a delayed delivery basis	700,074	—
Fund shares sold	—	750
Interest	227,054	360,030
Expense reimbursement due from investment advisor	22,084	19,152
Trustees' deferred compensation plan	5,014	5,983
Prepaid expenses	1,111	2,300
Other assets	3,966	3,766
Total Assets	110,060,521	187,628,813
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	6,226,611	—
Distributions	1,837	4,093
Investment advisory fee	13,833	24,220
Administration fee	—	870
Pricing and bookkeeping fees	5,839	7,148
Transfer agent fee	211	566
Trustees' fees	2,664	2,735
Audit fee	33,850	33,850
Legal fee	31,761	31,761
Custody fee	1,963	1,682
Distribution and service fees	175	14
Chief compliance officer expenses	1,202	1,231
Trustees' deferred compensation plan	5,014	5,983
Other liabilities	3,678	4,616
Total Liabilities	6,328,638	118,769
Net Assets	103,731,883	187,510,044
Net Assets Consist of
Paid-in capital	103,695,667	187,440,474
Undistributed net investment income	33,565	61,173
Accumulated net realized gain	2,651	8,397
Net Assets	103,731,883	187,510,044
Capital Class Shares (1)
Net assets	$94,404,127	$186,823,689
Shares outstanding	94,369,523	186,753,413
Net asset value per share	$1.00	$1.00
Investor Class Shares (1)
Net assets	$9,227,720	$586,317
Shares outstanding	9,224,384	586,104
Net asset value per share	$1.00	$1.00
Trust Class Shares (1)
Net assets	$100,036	$100,038
Shares outstanding	100,000	100,000
Net asset value per share	$1.00	$1.00

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

11

Statements of Operations – BofA Money Market Funds
For the Year Ended August 31, 2012

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Investment Income
Interest	266,930	507,604
Expenses
Investment advisory fee	164,479	312,173
Administration fee	55,205	138,899
Distribution fee:
Investor Class Shares (1)	3,590	229
Shareholder service fee:
Investor Class Shares (1)	8,976	572
Retail A Shares (1)	61	162
Shareholder administration fee:
Trust Class Shares (1)	12	12
Transfer agent fee	8,826	9,195
Pricing and bookkeeping fees	64,931	79,377
Trustees' fees	48,955	49,434
Custody fee	8,612	9,526
Audit fee	40,492	40,492
Legal fees	140,397	140,318
Chief compliance officer expenses	6,755	6,934
Other expenses	28,091	28,890
Total Expenses	579,382	816,213
Fees waived or expenses reimbursed by investment advisor and/or administrator	(347,333)	(400,132)
Fees waived by distributor:
Investor Class Shares (1)	(10,789)	(699)
Retail A Shares (1)	(28)	(76)
Trust Class Shares (1)	(9)	(9)
Expense reductions	(35)	(117)
Net Expenses	221,188	415,180
Net Investment Income	45,742	92,424
Net realized gain on investments	2,929	9,381
Net Increase Resulting from Operations	48,671	101,805

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

12

Statements of Changes in Net Assets – BofA Money Market Funds

Increase (Decrease) in Net Assets	BofA Connecticut Municipal Reserves		BofA Massachusetts Municipal Reserves
	Year Ended August 31,		Year Ended August 31,
	2012 ($)	2011 ($)	2012 ($)	2011 ($)
Operations
Net investment income	45,742	123,990	92,424	228,071
Net realized gain (loss) on investments	2,929	(278)	9,381	(984)
Net increase resulting from operations	48,671	123,712	101,805	227,087
Distributions to Shareholders
From net investment income:
Capital Class Shares (1)	(115,273)	—	(145,191)	—
G-Trust Shares (1)	(4,599)	(123,642)	(7,215)	(226,984)
Investor Class Shares (1)	(463)	—	(50)	—
Retail A Shares (1)	—	(304)	—	(1,032)
From net realized gains:
G-Trust Shares (1)	—	—	—	(29,677)
Retail A Shares (1)	—	—	—	(324)
Total distributions to shareholders	(120,335)	(123,946)	(152,456)	(258,017)
Net Capital Stock Transactions	4,853,572	(30,373,921)	(13,856,561)	(117,036,653)
Total increase (decrease) in net assets	4,781,908	(30,374,155)	(13,907,212)	(117,067,583)
Net Assets
Beginning of period	98,949,975	129,324,130	201,417,256	318,484,839
End of period	103,731,883	98,949,975	187,510,044	201,417,256
Undistributed net investment income at end of period	33,565	109,891	61,173	123,244

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

13

Statements of Changes in Net Assets (continued) – BofA Connecticut Municipal Reserves

	Capital Stock Activity
	Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares (1)
Subscriptions	154,188,502	154,188,502	—	—
Conversion	105,984,910	105,984,910	—	—
Distributions reinvested	635	635	—	—
Redemptions	(165,804,524)	(165,804,524)	—	—
Net increase	94,369,523	94,369,523	—	—
G-Trust Shares (1)
Subscriptions	18,758,256	18,758,256	219,882,726	219,882,726
Conversion	(105,243,588)	(105,243,588)	—	—
Distributions reinvested	—	—	1,903	1,903
Redemptions	(11,612,100)	(11,612,100)	(231,932,934)	(231,932,934)
Net decrease	(98,097,432)	(98,097,432)	(12,048,305)	(12,048,305)
Investor Class Shares (1)
Subscriptions	36,352,130	36,352,130	—	—
Distributions reinvested	11	11	—	—
Redemptions	(27,127,757)	(27,127,757)	—	—
Net increase	9,224,384	9,224,384	—	—
Retail A Shares (1)
Subscriptions	860	859	964,876	964,876
Conversion	(741,322)	(741,322)	—	—
Distributions reinvested	—	—	298	298
Redemptions	(2,440)	(2,440)	(19,290,790)	(19,290,790)
Net decrease	(742,902)	(742,903)	(18,325,616)	(18,325,616)
Trust Class Shares (1)
Subscriptions	100,000	100,000	—	—
Net increase	100,000	100,000	—	—

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

14

Statements of Changes in Net Assets (continued) – BofA Massachusetts Municipal Reserves

	Capital Stock Activity
	Year Ended August 31, 2012		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares (1)
Subscriptions	283,937,919	283,937,918	—	—
Conversion	204,438,456	204,438,456	—	—
Distributions reinvested	1,499	1,499	—	—
Redemptions	(301,624,461)	(301,624,461)	—	—
Net increase	186,753,413	186,753,412	—	—
G-Trust Shares (1)
Subscriptions	25,580,836	25,580,836	459,536,859	459,536,859
Conversion	(201,967,378)	(201,967,378)	—	—
Distributions reinvested	—	—	4,099	4,099
Redemptions	(22,438,606)	(22,438,606)	(501,534,746)	(501,534,746)
Net decrease	(198,825,148)	(198,825,148)	(41,993,788)	(41,993,788)
Investor Class Shares (1)
Subscriptions	1,061,282	1,061,281	—	—
Distributions reinvested	12	12	—	—
Redemptions	(475,190)	(475,190)	—	—
Net increase	586,104	586,103	—	—
Retail A Shares (1)
Subscriptions	150	150	2,721,170	2,721,170
Conversion	(2,471,078)	(2,471,078)	—	—
Distributions reinvested	—	—	1,354	1,354
Redemptions	—	—	(77,765,389)	(77,765,389)
Net decrease	(2,470,928)	(2,470,928)	(75,042,865)	(75,042,865)
Trust Class Shares (1)
Subscriptions	100,000	100,000	—	—
Net increase	100,000	100,000	—	—

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2012 (a)	2011	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (d)	0.001	0.001	0.001	0.010	0.025
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	(0.001)	(0.010)	(0.025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.11%	0.11%	0.13%	0.99%	2.48%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.20%	0.20%	0.20%	0.24%	0.20%
Waiver/Reimbursement	0.32%	0.37%	0.16%	0.10%	0.11%
Net investment income (g)	0.04%	0.11%	0.13%	0.95%	2.41%
Net assets, end of period (000s)	$94,404	$98,206	$110,239	$275,997	$251,676

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  On May 1, 2010, Columbia Connecticut Municipal Reserves was renamed BofA Connecticut Municipal Reserves.

(c)  On December 31, 2009, Columbia Connecticut Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Connecticut Municipal Reserves.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout the period is as follows:

Investor Class Shares	Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment income (b)	—
Less Distributions to Shareholders:
From net investment income	—	(c)
Net Asset Value, End of Period	$1.00
Total return (d)(e)	0.06	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.25	%(h)
Waiver/Reimbursement	0.61	%(h)
Net investment income (g)	—
Net assets, end of period (000s)	$9,228

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout the period is as follows:

Trust Class Shares	Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment income (b)	—
Less Distributions to Shareholders:
From net investment income	—
Net Asset Value, End of Period	$1.00
Total return (c)(d)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.23	%(f)
Waiver/Reimbursement	0.37	%(f)
Net investment income (e)	—
Net assets, end of period (000s)	$100

(a)  Trust Class shares commenced operations on July 18, 2012. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2012 (a)	2011	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (d)	0.001	0.001	0.001	0.010	0.025
Net realized gain (loss) on investments (e)	—	—	—	—	—
Total from Investment Operations	0.001	0.001	0.001	0.010	0.025
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	(0.001)	(0.010)	(0.025)
From net realized gains	—	— (e)	—	—	—
Total Distributions to Shareholders	(0.001)	(0.001)	(0.001)	(0.010)	(0.025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.07%	0.12%	0.13%	1.03%	2.48%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.20%	0.20%	0.20%	0.24%	0.20%
Waiver/Reimbursement	0.19%	0.22%	0.11%	0.09%	0.08%
Net investment income (h)	0.04%	0.11%	0.10%	1.01%	2.28%
Net assets, end of period (000s)	$186,824	$198,945	$240,934	$315,359	$411,289

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  On May 1, 2010, Columbia Massachusetts Municipal Reserves was renamed BofA Massachusetts Municipal Reserves.

(c)  On December 31, 2009, Columbia Massachusetts Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Massachusetts Municipal Reserves.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout the period is as follows:

Investor Class Shares	Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment loss (b)	—
Less Distributions to Shareholders:
From net investment income	—	(c)
Net Asset Value, End of Period	$1.00
Total return (d)(e)	0.03	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.24	%(h)
Waiver/Reimbursement	0.49	%(h)
Net investment income (g)	—
Net assets, end of period (000s)	$586

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout the period is as follows:

Trust Class Shares	Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment income (b)	—
Less Distributions to Shareholders:
From net investment income	—
Net Asset Value, End of Period	$1.00
Total return (c)(d)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.23	%(f)
Waiver/Reimbursement	0.25	%(f)
Net investment income (e)	—
Net assets, end of period (000s)	$100

(a)  Trust Class shares commenced operations on July 18, 2012. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

21

Notes to Financial Statements – BofA Money Market Funds
August 31, 2012

Note 1. Organization

BofA Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves (each a "Fund" and collectively, the "Funds"), each a series of the Trust. Each Fund is a non-diversified fund.

Investment Objectives

BofA Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual income tax, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. BofA Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers three classes of shares: Capital Class, Investor Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On October 1, 2011, for each Fund, the Capital Class shares commenced operations and the G-Trust and Retail A shares converted into each Fund's Capital Class shares. On October 3, 2011, each Fund's Investor Class shares commenced operations. On July 18, 2012, each Fund's Trust Class shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and each Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which each Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

22

BofA Money Market Funds, August 31, 2012

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the

Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carry forward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against such Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

23

BofA Money Market Funds, August 31, 2012

For the year ended August 31, 2012, permanent book and tax basis differences resulting primarily from prior year undistributed tax-exempt income were identified and reclassified among the components of the Funds' net assets as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
BofA Connecticut Municipal Reserves	$(1,733)	$—	$1,733
BofA Massachusetts Municipal Reserves	(2,039)	—	2,039

The tax character of distributions paid during the years ended August 31, 2012 and August 31, 2011 were as follows:

	August 31, 2012
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$120,335	$—	$—
BofA Massachusetts Municipal Reserves	152,456	—	—
	August 31, 2011
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$123,946	$—	$—
BofA Massachusetts Municipal Reserves	229,428	11	28,578

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The components of distributable earnings on a tax basis as of August 31, 2012 were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$35,402	$2,651	$—
BofA Massachusetts Municipal Reserves	67,610	8,397	—

24

BofA Money Market Funds, August 31, 2012

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forwards by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Capital loss carry forwards of $278 and $984 were utilized by BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves, respectively, during the year ended August, 31, 2012.

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Funds. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Funds and the other series of the Trust advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the year ended August 31, 2012, the effective investment advisory fee rates, net of fee waivers, were 0.15% of each Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Funds for a monthly administration fee, calculated based on the combined average net assets of the Funds and the other series of the Trust advised by BofA, at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

25

BofA Money Market Funds, August 31, 2012

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Funds. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Funds reimburse State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in each Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Funds' shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below a Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the year ended August 31, 2012, no minimum account balance fees were charged by the Funds.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BofA, is the principal underwriter of the Funds' shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Investor Class shares of the Funds. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of Investor Class shares.

The Trust also has adopted a shareholder servicing plan ("Servicing Plan") for the Investor Class shares of the Funds. The Servicing Plan permits the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to this plan is paid to affiliates of BofA and the Distributor.

The annual rates in effect and plan limits for each Fund, as a percentage of average daily net assets are as follows:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Investor Class Shares – Connecticut Municipal Reserves	0.10%	0.10%
Investor Class Shares – Massachusetts Municipal Reserves	0.10%	0.10%
Servicing Plan:
Investor Class Shares – Connecticut Municipal Reserves	0.25%	0.25%
Investor Class Shares – Massachusetts Municipal Reserves	0.25%	0.25%
Retail A Shares – Connecticut Municipal Reserves*	0.10%	0.10%
Retail A Shares – Massachusetts Municipal Reserves*	0.08%	0.08%

*  On October 1, 2011, the Fund's Retail A shares converted into the Fund's Capital Class shares, which has not adopted a Servicing Plan for such share class.

26

BofA Money Market Funds, August 31, 2012

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class shares of the Funds. Under the Administration Plans, the Funds may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plan:	Current Rate	Plan Limit
Trust Class Shares – Connecticut Municipal Reserves	0.10%	0.10%
Trust Class Shares – Massachusetts Municipal Reserves	0.10%	0.10%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Funds' other service providers have contractually agreed to bear a portion of the Funds' expenses through December 31, 2012, so that the Funds' ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds' custodian, do not exceed the annual rate of 0.20% of each Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of each Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of BofA or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Funds, as set forth on the Statement of Operations. Previously, the Trust's eligible Trustees participated in a non-qualified deferred compensation plan which the Board voted to terminate on February 28, 2011. Balances related to compensation previously deferred by the trustees were paid out of the Fund's assets on March 8, 2012. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. There are no liabilities associated with the terminated deferred compensation plan, however there are balances reflected as "Trustees' deferred compensation plan" on the Statements of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

27

BofA Money Market Funds, August 31, 2012

For the year ended August 31, 2012, these custody credits reduced total expenses for the Funds as follows:

Custody Credits
BofA Connecticut Municipal Reserves	$35
BofA Massachusetts Municipal Reserves	117

Note 6. Line of Credit

The Funds and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to October 28, 2011, the Funds and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings were available for short-term liquidity or temporary or emergency purposes. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2012, the Funds did not borrow under these arrangements.

Note 7. Shareholder Concentration

The Funds' risks include, but are not limited to the following:

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds' shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 8. Significant Risks and Contingencies

Non-Diversification Risk

The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments. Accordingly, the Funds' value will likely be more volitile than the value of more diversified funds. The Funds may not operate as non-diversified funds at all times.

Geographic Concentration Risk

BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their political subdivisions, agencies and public authorities, and other qualified issuers that may be located outside of Connecticut and Massachusetts, respectively. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the

28

BofA Money Market Funds, August 31, 2012

"SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

29

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves (each a series of BofA Funds Series Trust, hereafter collectively referred to as the "Funds") at August 31, 2012, and the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

30

Federal Income Tax Information (Unaudited) – BofA Money Market Funds

BofA Connecticut Municipal Reserves

For the fiscal year ended August 31, 2012, 100.00% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

BofA Massachusetts Municipal Reserves

For the fiscal year ended August 31, 2012, 100.00% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

31

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (149 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (149 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

32

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC (advisory firm), since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Peter T. Fariel (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005.

33

Fund Governance (continued)

Officers (Continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004.
Thomas Loeffler (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2012)	Assistant General Counsel, Bank of America since July 2007; Vice President and Senior Attorney for United States Trust Company, National Association from February 2006 to July 2007.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

34

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Connecticut Municipal Reserves

BofA Massachusetts Municipal Reserves

Annual Report, August 31, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-CTMA-42/265704-1012

BofATM Funds

Annual Report

August 31, 2012

BofA Money Market Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	30
Federal Income Tax Information	31
Fund Governance	32
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Money Market Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/12 – 08/31/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.33	1.81	1.83	0.36
Capital Class Shares	1,000.00	1,000.00	1,000.80	1,024.13	1.01	1.02	0.20
Institutional Capital Shares	1,000.00	1,000.00	1,000.80	1,024.13	1.01	1.02	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.60	1,023.93	1.21	1.22	0.24
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.38	1.76	1.78	0.35
Trust Class Shares	1,000.00	1,000.00	1,000.30	1,023.63	1.51	1.53	0.30

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.
1

Investment Portfolio – BofA Money Market Reserves

August 31, 2012

Certificates of Deposit – 25.0%

	Par ($)	Value ($)
Bank of Montreal
0.300% 02/26/13	75,000,000	75,000,000
0.310% 01/28/13	62,570,000	62,570,000
Bank of Nova Scotia/Houston
0.320% 10/18/12	50,000,000	50,000,000
0.327% 12/19/12 (09/19/12) (a)(b)	46,150,000	46,150,000
0.327% 12/20/12 (09/20/12) (a)(b)	46,265,000	46,265,000
0.330% 01/10/13	54,680,000	54,680,000
0.750% 10/15/12	3,610,000	3,611,727
0.755% 10/18/12 (a)	6,825,000	6,828,421
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.330% 11/23/12	38,000,000	38,000,000
0.330% 11/27/12	23,400,000	23,400,000
0.340% 11/08/12	113,000,000	113,000,000
0.340% 11/13/12	45,000,000	45,000,000
0.360% 09/12/12	60,350,000	60,350,000
0.360% 09/13/12	40,000,000	40,000,000
0.360% 09/25/12	40,000,000	40,000,000
0.360% 10/23/12	43,000,000	43,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
0.520% 10/12/12	46,680,000	46,680,000
0.537% 11/09/12 (a)	14,860,000	14,861,980
DnB Norbank ASA/NY
0.300% 10/11/12	42,705,000	42,705,000
National Australia Bank Ltd.
0.286% 10/26/12 (09/26/12) (a)(b)	74,895,000	74,895,000
0.340% 11/09/12	43,395,000	43,395,000
0.350% 01/18/13	51,600,000	51,600,000
0.365% 01/25/13	43,000,000	43,000,870
0.380% 01/11/13	32,400,000	32,400,000
0.380% 01/15/13	51,000,000	51,000,000
Nordea Bank Finland/NY
0.350% 02/13/13	100,000,000	100,000,000
0.360% 02/15/13	100,550,000	100,550,000
0.360% 02/19/13	50,000,000	50,000,000
0.360% 02/21/13	121,000,000	120,994,197
0.400% 01/18/13	160,630,000	160,630,000
Skandinaviska Enskilda Banken/NY
0.390% 10/01/12	90,000,000	90,000,000
0.440% 09/26/12	25,535,000	25,535,531
0.440% 10/01/12	108,570,000	108,570,000
Sumitomo Mitsui Banking Corp./NY
0.320% 11/09/12	45,935,000	45,935,000
0.320% 11/21/12	30,000,000	30,000,000

	Par ($)	Value ($)
0.320% 11/23/12	25,500,000	25,500,000
0.320% 11/27/12	25,000,000	25,000,000
0.340% 10/12/12	170,000,000	170,000,000
0.340% 10/16/12	36,000,000	36,000,000
0.340% 10/24/12	70,950,000	70,950,000
Svenska Handelsbanken/NY
0.290% 10/19/12	40,450,000	40,450,000
0.310% 09/24/12	100,000,000	100,000,000
0.315% 10/12/12	112,000,000	112,000,637
0.570% 09/04/12	41,500,000	41,500,000
Toronto-Dominion Bank/NY
0.300% 01/22/13	62,205,000	62,205,000
0.300% 01/29/13	45,750,000	45,750,000
0.300% 02/20/13	39,040,000	39,040,000
0.307% 12/20/12 (09/20/12) (a)(b)	85,115,000	85,115,000
0.345% 11/05/12 (09/04/12) (a)(b)	30,935,000	30,939,034
Westpac Banking Corp./NY
0.314% 12/06/12 (09/06/12) (a)(b)	45,600,000	45,600,000
Total Certificates of Deposit (cost of $2,910,657,397)		2,910,657,397
Asset-Backed Commercial Paper – 22.0%
Fairway Finance Corp.
0.271% 11/09/12 (09/09/12) (a)(b)(d)	30,107,000	30,107,000
FCAR Owner Trust
0.280% 10/01/12 (c)	131,703,000	131,672,269
0.280% 11/14/12 (c)	31,770,000	31,751,715
0.300% 09/12/12 (c)	3,845,000	3,844,648
0.350% 09/04/12 (c)	19,965,000	19,964,418
0.410% 02/04/13 (c)	47,445,000	47,360,706
0.450% 10/01/12 (c)	102,000,000	101,961,750
0.450% 01/02/13 (c)	101,128,000	100,972,516
0.500% 09/04/12 (c)	8,000,000	7,999,667
Gotham Funding Corp.
0.280% 10/23/12 (c)(d)	112,716,000	112,670,413
0.280% 10/24/12 (c)(d)	101,550,000	101,508,139
0.280% 11/13/12 (c)(d)	11,090,000	11,083,703
0.280% 11/26/12 (c)(d)	25,000,000	24,983,278
0.280% 11/28/12 (c)(d)	17,000,000	16,988,364
Jupiter Securitization Co. LLC
0.240% 12/21/12 (c)(d)	18,799,000	18,785,089
Kells Funding LLC
0.400% 09/04/12 (c)(d)	16,643,000	16,642,445
0.410% 10/02/12 (c)(d)	21,300,000	21,292,480

See Accompanying Notes to Financial Statements.

2

BofA Money Market Reserves

August 31, 2012

Asset-Backed Commercial Paper (continued)

	Par ($)	Value ($)
0.430% 09/04/12 (c)(d)	89,990,000	89,986,775
0.430% 10/17/12 (c)(d)	48,196,000	48,169,519
0.450% 10/05/12 (c)(d)	24,242,000	24,231,697
0.450% 10/17/12 (c)(d)	68,611,000	68,571,549
0.450% 10/18/12 (c)(d)	45,535,000	45,508,248
0.500% 01/15/13 (c)(d)	40,755,000	40,678,018
0.550% 10/01/12 (c)(d)	19,110,000	19,101,241
0.550% 10/02/12 (c)(d)	83,985,000	83,945,224
0.590% 01/02/13 (c)(d)	35,000,000	34,929,446
0.600% 01/02/13 (c)(d)	66,761,000	66,624,140
0.610% 10/01/12 (c)(d)	10,000,000	9,994,917
Manhattan Asset Funding Co. LLC
0.220% 09/25/12 (c)(d)	66,865,000	66,855,193
0.220% 10/10/12 (c)(d)	17,615,000	17,610,802
0.230% 10/04/12 (c)(d)	25,000,000	24,994,729
0.230% 10/09/12 (c)(d)	18,550,000	18,545,496
0.250% 10/16/12 (c)(d)	1,920,000	1,919,400
0.270% 10/11/12 (c)(d)	26,707,000	26,698,988
0.270% 10/15/12 (c)(d)	13,285,000	13,280,616
0.330% 11/20/12 (c)(d)	54,965,000	54,924,692
Old Line Funding LLC
0.300% 01/16/13 (c)(d)	27,000,000	26,969,175
0.320% 02/19/13 (c)(d)	39,115,000	39,055,545
0.320% 02/21/13 (c)(d)	26,040,000	25,999,956
Rhein Main Securitisation Ltd.
0.470% 09/28/12 (c)(d)	44,830,000	44,814,197
0.510% 09/14/12 (c)(d)	24,565,000	24,560,476
Royal Park Investments Funding Corp.
0.650% 09/06/12 (c)(d)	127,450,000	127,438,494
0.650% 09/13/12 (c)(d)	61,435,000	61,421,690
0.650% 09/18/12 (c)(d)	59,600,000	59,581,706
0.650% 09/19/12 (c)(d)	66,260,000	66,238,465
0.650% 09/27/12 (c)(d)	58,315,000	58,287,624
0.650% 10/03/12 (c)(d)	45,525,000	45,498,697
Salisbury Receivables Co. LLC
0.250% 10/23/12 (c)(d)	38,000,000	37,986,278
0.270% 09/17/12 (c)(d)	50,000,000	49,994,000
0.270% 10/16/12 (c)(d)	40,000,000	39,986,500
0.270% 10/22/12 (c)(d)	50,000,000	49,980,875
0.300% 11/05/12 (c)(d)	60,000,000	59,967,500
0.300% 11/07/12 (c)(d)	35,000,000	34,980,458
0.300% 11/16/12 (c)(d)	65,515,000	65,473,507
0.310% 11/01/12 (c)(d)	6,500,000	6,496,586
Sheffield Receivables Corp.
0.250% 10/24/12 (c)(d)	39,310,000	39,295,532
0.300% 11/20/12 (c)(d)	50,000,000	49,966,667
Total Asset-Backed Commercial Paper (cost of $2,570,153,218)		2,570,153,218

Commercial Paper – 16.7%

	Par ($)	Value ($)
ANZ National International Ltd.
0.340% 02/22/13 (c)(d)	25,000,000	24,958,917
0.360% 11/05/12 (c)(d)	46,400,000	46,369,840
0.390% 12/14/12 (09/14/12) (a)(b)(d)	60,600,000	60,600,000
0.394% 12/07/12 (09/07/12) (a)(b)(d)	49,205,000	49,205,000
0.410% 10/03/12 (c)(d)	67,000,000	66,975,582
0.410% 01/16/13 (c)(d)	25,000,000	24,960,993
0.420% 01/14/13 (c)(d)	47,040,000	46,965,912
0.440% 01/11/13 (c)(d)	43,000,000	42,930,627
ASB Finance Ltd.
0.345% 12/03/12 (09/04/12) (a)(b)(d)	44,245,000	44,245,000
0.480% 09/27/12 (c)(d)	18,500,000	18,493,587
Australia & New Zealand Banking Group Ltd.
0.295% 11/27/12 (09/28/12) (a)(b)(d)	100,000,000	100,000,000
0.344% 12/07/12 (09/07/12) (a)(b)(d)	101,000,000	101,000,000
BNZ International Funding Ltd.
0.349% 11/16/12 (09/17/12) (a)(b)(d)	46,995,000	46,995,000
0.460% 01/03/13 (c)(d)	6,655,000	6,644,456
0.470% 01/03/13 (c)(d)	33,000,000	32,946,577
Commonwealth Bank of Australia
0.271% 11/09/12 (09/09/12) (a)(b)(d)	86,020,000	86,018,387
0.287% 10/18/12 (09/18/12) (a)(b)(d)	39,115,000	39,115,000
0.310% 10/26/12 (c)(d)	47,615,000	47,592,449
0.380% 01/11/13 (c)(d)	13,500,000	13,481,190
0.380% 01/14/13 (c)(d)	75,000,000	74,893,125
Erste Abwicklungsanstalt
0.370% 09/11/12 (c)(d)	24,068,000	24,065,526
0.370% 09/13/12 (c)(d)	9,627,000	9,625,813
0.370% 09/20/12 (c)(d)	12,034,000	12,031,650
0.420% 01/23/13 (c)(d)	10,190,000	10,172,881
0.440% 09/25/12 (c)(d)	29,985,000	29,976,204
0.500% 09/24/12 (c)(d)	52,745,000	52,728,151
0.500% 01/10/13 (c)(d)	16,000,000	15,970,889
0.520% 11/09/12 (c)(d)	63,285,000	63,221,926
0.520% 11/16/12 (c)(d)	23,810,000	23,783,862
0.580% 10/19/12 (c)(d)	63,670,000	63,620,762
0.600% 10/05/12 (c)(d)	106,000,000	105,939,933
0.600% 10/09/12 (c)(d)	62,000,000	61,960,733
General Electric Co.
0.280% 02/19/13 (c)	75,000,000	74,900,250

See Accompanying Notes to Financial Statements.

3

BofA Money Market Reserves

August 31, 2012

Commercial Paper (continued)

	Par ($)	Value ($)
HSBC Bank PLC
0.410% 01/22/13 (c)(d)	72,580,000	72,461,795
National Australia Funding Delaware, Inc.
0.320% 11/01/12 (c)(d)	43,010,000	42,986,679
0.330% 01/14/13 (c)(d)	34,741,000	34,698,008
Nestle Finance International Ltd.
0.300% 12/17/12 (c)	15,000,000	14,986,625
0.310% 12/17/12 (c)	32,370,000	32,340,175
Nordea North America, Inc.
0.350% 02/25/13 (c)	27,000,000	26,953,537
Svenska Handelsbanken, Inc.
0.350% 03/04/13 (c)(d)	100,000,000	99,821,111
Westpac Securities NZ Ltd.
0.390% 10/02/12 (c)(d)	6,000,000	5,997,985
0.420% 09/06/12 (c)(d)	30,857,000	30,855,200
0.430% 10/01/12 (c)(d)	37,660,000	37,646,505
0.460% 01/02/13 (c)(d)	28,000,000	27,955,993
Total Commercial Paper (cost of $1,949,093,835)		1,949,093,835
Municipal Bonds (b)(e) – 6.8%
Arizona – 0.1%
AZ Pima County Industrial Development Authority
Tucson Electric Power Co.,
Series 1982, LOC: Bank of New York 0.130% 12/01/22 (09/05/12)	15,450,000	15,450,000
Arizona Total		15,450,000
California – 0.7%
CA Calleguas-Las Virgenes Public Financing Authority
Municipal Water District,
Series 2008 A, LOC: Wells Fargo Bank N.A. 0.150% 07/01/37 (09/06/12)	8,535,000	8,535,000
CA East Bay Municipal Utility District
Series 2008 A-2,
SPA: Barclays Bank PLC 0.150% 06/01/38 (09/05/12)	14,225,000	14,225,000
CA Metropolitan Water District of Southern California
Series 2000 B-4,
SPA: Wells Fargo Bank N.A. 0.140% 07/01/35 (09/05/12)	15,300,000	15,300,000

	Par ($)	Value ($)
CA State
Series 2005 A-2-1,
LOC: Barclays Bank PLC 0.210% 05/01/40 (09/05/12)	41,625,000	41,625,000
California Total		79,685,000
Colorado – 0.4%
CO Housing & Finance Authority
Multi-Family:
Series 2003 A-2, SPA: FHLB 0.190% 10/01/33 (09/05/12)	3,000,000	3,000,000
Series 2004 A1, SPA: FHLB 0.180% 10/01/34 (09/05/12)	10,105,000	10,105,000
Series 2008 A1, SPA: FHLB 0.180% 04/01/29 (09/05/12)	5,740,000	5,740,000
Series 2008 C1, SPA: FHLB 0.180% 10/01/38 (09/05/12)	3,970,000	3,970,000
Series 2001 AA1,
LOC: FNMA, LOC: FHLMC 0.180% 05/01/41 (09/05/12)	14,505,000	14,505,000
Series 2003 A1,
LOC: FNMA 0.240% 11/01/30 (09/05/12)	1,980,000	1,980,000
Series 2005 B-1,
SPA: FHLB 0.180% 04/01/40 (09/05/12)	5,830,000	5,830,000
Series 2006 CL1,
SPA: FHLB 0.190% 11/01/36 (09/05/12)	700,000	700,000
Single Family:
Series 2002 A-1, SPA: FHLB 0.240% 11/01/13 (09/05/12)	1,340,000	1,340,000

See Accompanying Notes to Financial Statements.

4

BofA Money Market Reserves

August 31, 2012

Municipal Bonds (b)(e) (continued)

	Par ($)	Value ($)
Series 2003 B1, LOC: FNMA, LOC: FHLMC 0.180% 11/01/33 (09/05/12)	3,380,000	3,380,000
Series 2006 B1, LOC: FNMA, LOC: FHLMC 0.180% 11/01/36 (09/05/12)	320,000	320,000
Series 2006 C1, LOC: FNMA, LOC: FHLMC 0.180% 11/01/36 (09/05/12)	315,000	315,000
Colorado Total		51,185,000
Connecticut – 0.2%
CT Housing Finance Authority
Series 2008 A5,
SPA: FHLB 0.160% 11/15/38 (09/06/12)	12,049,000	12,049,000
Series 2008 B4,
SPA: Landesbank Hessen-Thüringen 0.190% 11/15/38 (09/06/12)	15,610,000	15,610,000
Connecticut Total		27,659,000
Illinois – 0.4%
IL Toll Highway Authority
Series 2008 A-1A,
SPA: JPMorgan Chase Bank 0.270% 01/01/31 (09/06/12)	51,070,000	51,070,000
Illinois Total		51,070,000
Iowa – 0.2%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB 0.210% 07/01/34 (09/06/12)	5,445,000	5,445,000
Series 2007 C,
SPA: FHLB 0.180% 07/01/37 (09/06/12)	830,000	830,000

	Par ($)	Value ($)
Series 2007 G,
SPA: FHLB 0.180% 01/01/38 (09/06/12)	980,000	980,000
Series 2007,
SPA: FHLB 0.180% 01/01/39 (09/06/12)	4,970,000	4,970,000
Series 2009 G,
SPA: FHLB 0.180% 01/01/39 (09/06/12)	5,495,000	5,495,000
Iowa Total		17,720,000
Massachusetts – 0.5%
MA Bay Transportation Authority
General Transportation System,
Series 2000 A1, SPA: Barclays Bank PLC 0.160% 03/01/30 (09/05/12)	56,015,000	56,015,000
MA Simmons College
Series 2008,
LOC: TD Bank N.A. 0.180% 10/01/22 (09/06/12)	5,050,000	5,050,000
Massachusetts Total		61,065,000
Michigan – 0.4%
MI Kent Hospital Finance Authority
Spectrum Health,
Series 2008 C, LOC: Bank of New York 0.120% 01/15/26 (09/05/12)	44,100,000	44,100,000
Michigan Total		44,100,000
Minnesota – 0.0%
MN Housing Finance Agency
Residential Housing,
Series 2007 T, SPA: State Street Bank & Trust Co. 0.210% 07/01/48 (09/06/12)	515,000	515,000
Minnesota Total		515,000

See Accompanying Notes to Financial Statements.

5

BofA Money Market Reserves

August 31, 2012

Municipal Bonds (b)(e) (continued)

	Par ($)	Value ($)
Missouri – 0.1%
MO St. Louis Industrial Development Authority
St. Louis Art Museum Foundation,
Series 2009 B, LOC: U.S. Bank N.A. 0.180% 12/01/40 (09/05/12)	9,930,000	9,930,000
Missouri Total		9,930,000
New Hampshire – 0.1%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C, SPA: JPMorgan Chase Bank 0.180% 06/01/41 (09/05/12)	4,855,000	4,855,000
New Hampshire Total		4,855,000
New Mexico – 0.1%
NM Finance Authority
Series 2008,
LOC: Royal Bank of Canada 0.180% 12/15/26 (09/06/12)	10,850,000	10,850,000
New Mexico Total		10,850,000
New York – 0.2%
NY New York City
Series 2011 D-3,
LOC: Bank of New York 0.170% 10/01/39 (09/04/12)	19,750,000	19,750,000
New York Total		19,750,000
Pennsylvania – 0.4%
PA Philadelphia Airport Revenue
Series 2005 C2, AMT,
LOC: Royal Bank of Canada 0.170% 06/15/25 (09/05/12)	14,690,000	14,690,000
PA Philadelphia Water & Sewer Revenue
Series 1997 B,
LOC: TD Bank N.A. 0.150% 08/01/27 (09/05/12)	29,055,000	29,055,000
Pennsylvania Total		43,745,000

	Par ($)	Value ($)
Texas – 2.4%
TX JPMorgan Chase Putters/Drivers Trust
Series 2012 4264,
LIQ FAC: JPMorgan Chase Bank 0.200% 08/30/13 (09/04/12) (d)	105,570,000	105,570,000
State of Texas
Series 2012-4262, LIQ FAC: JPMorgan Chase Bank 0.200% 08/30/13 (09/04/12) (d)	50,250,000	50,250,000
TX State
Product Development Project,
Series 2005 A, SPA: National Australia Bank 0.210% 06/01/45 (09/06/12)	1,475,000	1,475,000
Small Business,
Series 2005 B, SPA: National Australia Bank 0.210% 06/01/45 (09/06/12)	1,125,000	1,125,000
Veterans Assistance,
Series 2004 I, SPA: JPMorgan Chase Bank 0.210% 12/01/24 (09/05/12)	5,400,000	5,400,000
Veterans Housing Assistance,
Series 1999 A-2, LIQ FAC: JPMorgan Chase Bank 0.170% 12/01/29 (09/05/12)	26,000,000	26,000,000
Veterans Housing:
Series 1997 B-2, LIQ FAC: State Street Bank & Trust Co. 0.210% 12/01/29 (09/05/12)	13,000,000	13,000,000
Series 2003, AMT, SPA: Landesbank Hessen-Thüringen 0.170% 06/01/34 (09/05/12)	7,565,000	7,565,000
Series 2004, SPA: JPMorgan Chase Bank 0.210% 06/01/20 (09/05/12)	2,600,000	2,600,000
Series 2006 B, LIQ FAC: Landesbank Hessen-Thüringen 0.280% 12/01/26 (09/05/12)	6,465,000	6,465,000

See Accompanying Notes to Financial Statements.

6

BofA Money Market Reserves

August 31, 2012

Municipal Bonds (b)(e) (continued)

	Par ($)	Value ($)
Series 2009, SPA: JPMorgan Chase & Co. 0.210% 06/01/31 (09/05/12)	735,000	735,000
Veterans Land:
Series 2000, SPA: JPMorgan Chase Bank: 0.190% 12/01/20 (09/04/12)	9,940,000	9,940,000
0.190% 12/01/30 (09/04/12)	12,100,000	12,100,000
Series 2003, SPA: State Street Bank & Trust Co. 0.210% 12/01/23 (09/04/12)	3,165,000	3,165,000
Series 2004, SPA: State Street Bank & Trust Co. 0.190% 12/01/24 (09/04/12)	9,760,000	9,760,000
Series 2006 B, SPA: Landesbank Hessen-Thüringen 0.180% 12/01/26 (09/05/12)	5,795,000	5,795,000
TX University of Texas
Financing System,
Series 2008 B, LIQ FAC: University of Texas Investment Management Co. 0.150% 08/01/25 (09/06/12)	20,745,000	20,745,000
Texas Total		281,690,000
Washington – 0.3%
WA Health Care Facilities Authority
MultiCare Health System,
Series 2007 C, LOC: Barclays Bank PLC 0.140% 08/15/41 (09/05/12)	17,605,000	17,605,000
WA Port of Seattle
Series 2008, AMT,
LOC: Landesbank Hessen-Thüringen 0.240% 07/01/33 (09/05/12)	17,300,000	17,300,000
Washington Total		34,905,000

	Par ($)	Value ($)
Wisconsin – 0.3%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services:
Series 2003 B, LOC: U.S. Bank N.A. 0.170% 08/15/33 (09/05/12)	11,650,000	11,650,000
Series 2007, LOC: PNC Bank N.A. 0.140% 08/15/36 (09/05/12)	19,030,000	19,030,000
WI Housing & Economic Development Authority
Series 2006 B,
SPA: Bank of Nova Scotia 0.210% 09/01/37 (09/06/12)	5,010,000	5,010,000
Wisconsin Total		35,690,000
Total Municipal Bonds (cost of $789,864,000)		789,864,000
Time Deposits – 6.0%
Citibank N.A.
0.170% 09/04/12	300,000,000	300,000,000
SSB Cayman
0.010% 09/04/12	327,051,000	327,051,000
U.S. Bank N.A.
0.150% 09/04/12	77,765,000	77,765,000
Total Time Deposits (cost of $704,816,000)		704,816,000
Government & Agency Obligations – 3.9%
U.S. Government Agencies – 2.0%
Federal Home Loan Bank
1.875% 06/21/13	34,500,000	34,950,609
Federal Home Loan Mortgage Corp.
0.440% 11/18/13 (09/04/12) (a)(b)	57,800,000	57,785,828
Federal National Mortgage Association
0.267% 12/20/12 (09/20/12) (a)(b)	25,000,000	24,998,475
0.370% 01/27/14 (09/04/12) (a)(b)	14,000,000	13,998,000
0.380% 10/17/13 (09/04/12) (a)(b)	29,605,000	29,598,227
0.400% 02/01/13 (11/01/12) (a)(b)	71,300,000	71,294,954
U.S. Government Agencies Total		232,626,093

See Accompanying Notes to Financial Statements.

7

BofA Money Market Reserves

August 31, 2012

Government & Agency Obligations (continued)

	Par ($)	Value ($)
U.S. Government Obligations – 1.9%
U.S. Treasury Note
0.500% 11/30/12	17,500,000	17,513,672
0.625% 01/31/13	21,340,000	21,380,097
1.125% 12/15/12	26,985,000	27,057,789
1.375% 09/15/12	30,800,000	30,814,391
1.375% 01/15/13	74,985,000	75,322,221
3.375% 11/30/12	25,000,000	25,196,012
3.875% 10/31/12	24,375,000	24,523,687
U.S. Government Obligations Total		221,807,869
Total Government & Agency Obligations (cost of $454,433,962)		454,433,962
Corporate Bonds – 0.2%
ANZ National International Ltd.
2.375% 12/21/12 (d)	1,252,000	1,259,534
Commonwealth Bank of Australia
2.750% 10/15/12 (d)	16,525,000	16,572,411
5.000% 11/06/12 (d)	1,000,000	1,008,028
General Electric Capital Corp.
2.800% 01/08/13	4,714,000	4,752,064
National Australia Bank Ltd.
2.500% 01/08/13 (d)	815,000	821,019
Total Corporate Bonds (cost of $24,413,056)		24,413,056
Repurchase Agreements – 19.4%
Repurchase agreement with ABN AMRO Bank US, Inc., dated 08/31/12, due 09/04/12 at 0.330%, collateralized by common stocks, market value $133,165,402 (repurchase proceeds $121,059,439)	121,055,000	121,055,000
Repurchase agreement with Barclays Capital, dated 08/31/12, due 09/04/12 at 0.320%, collateralized by common stocks, market value $26,595,636 (repurchase proceeds $25,220,897)	25,220,000	25,220,000

	Par ($)	Value ($)
Repurchase agreement with Citibank N.A., dated 08/31/12, due 09/04/12 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/47, market value $97,920,000 (repurchase proceeds $96,002,133)	96,000,000	96,000,000
Repurchase agreement with Credit Suisse First Boston, dated 08/31/12, due 09/04/12 at 0.250%, collateralized by corporate bonds with various maturities to 07/15/22, market value $158,886,652 (repurchase proceeds $151,324,203)	151,320,000	151,320,000
Repurchase agreement with Credit Suisse First Boston, dated 08/31/12, due 09/04/12 at 0.300%, collateralized by common stocks, exchange traded funds and preferred stocks, market value $395,756,367 (repurchase proceeds $365,697,190)	365,685,000	365,685,000
Repurchase agreement with Deutsche Bank Securities, dated 08/31/12, due 09/04/12 at 0.350%, collateralized by corporate bonds, common stocks and preferred stocks with various maturities to 11/15/37, market value $112,238,917 (repurchase proceeds $100,883,923)	100,880,000	100,880,000
Repurchase agreement with Goldman Sachs, dated 08/31/12, due 09/04/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/41, market value $102,002,154 (repurchase proceeds $102,002,111)	100,000,000	100,000,000

See Accompanying Notes to Financial Statements.

8

BofA Money Market Reserves

August 31, 2012

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with HSBC Securities USA, Inc., dated 08/31/12, due 09/04/12 at 0.250%, collateralized by corporate bonds with various maturities to 05/15/22, market value $145,647,589 (repurchase proceeds $138,713,853)	138,710,000	138,710,000
Repurchase agreement with J.P. Morgan Securities, dated 08/02/12, due 10/31/12 at 0.460%, collateralized by corporate bonds with various maturities to 03/15/22, market value $22,603,829 (repurchase proceeds $21,549,754)	21,525,000	21,525,000
Repurchase agreement with J.P. Morgan Securities, dated 08/03/12, due 10/02/12 at 0.440%, collateralized by corporate bonds with various maturities to 04/15/17, market value $25,017,240 (repurchase proceeds $23,842,472)	23,825,000	23,825,000
Repurchase agreement with J.P. Morgan Securities, dated 08/06/12, due 11/02/12 at 0.530%, collateralized by corporate bonds with various maturities to 03/15/18, market value $24,949,394 (repurchase proceeds $23,790,782)	23,760,000	23,760,000
Repurchase agreement with J.P. Morgan Securities, dated 08/07/12, due 10/05/12 at 0.430%, collateralized by corporate bonds with various maturities to 07/15/22, market value $25,170,154 (repurchase proceeds $23,986,892)	23,970,000	23,970,000

	Par ($)	Value ($)
Repurchase agreement with J.P. Morgan Securities, dated 08/09/12, due 11/07/12 at 0.530%, collateralized by corporate bonds with various maturities to 04/01/22, market value $25,380,646 (repurchase proceeds $24,202,025)	24,170,000	24,170,000
Repurchase agreement with J.P. Morgan Securities, dated 08/15/12, due 11/13/12 at 0.540%, collateralized by corporate bonds with various maturities to 06/15/22, market value $49,821,254 (repurchase proceeds $47,509,051)	47,445,000	47,445,000
Repurchase agreement with J.P. Morgan Securities, dated 08/28/12, due 09/04/12 at 0.260%, collateralized by corporate bonds with various maturities to 04/15/22, market value $64,792,350 (repurchase proceeds $61,708,120)	61,705,000	61,705,000
Repurchase agreement with J.P. Morgan Securities, dated 08/31/12, due 09/04/12 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/42, market value $146,882,936 (repurchase proceeds $144,003,200)	144,000,000	144,000,000
Repurchase agreement with J.P. Morgan Securities, dated 08/31/12, due 09/04/12 at 0.300%, collateralized by corporate bonds with various maturities to 06/01/22, market value $142,897,691 (repurchase proceeds $136,094,536)	136,090,000	136,090,000

See Accompanying Notes to Financial Statements.

9

BofA Money Market Reserves

August 31, 2012

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with RBC Capital Markets, dated 08/30/12, due 09/06/12 at 0.230%, collateralized by corporate bonds with various maturities to 02/04/13, market value $102,212,050 (repurchase proceeds $99,239,438)	99,235,000	99,235,000
Repurchase agreement with RBC Capital Markets, dated 08/31/12, due 11/29/12 at 0.390%, collateralized by corporate bonds with various maturities to 03/20/27, market value $196,978,227 (repurchase proceeds $187,923,047)	187,740,000	187,740,000
Repurchase agreement with TD USA Securities, Inc., dated 08/31/12, due 09/04/12 at 0.220%, collateralized by corporate bonds with various maturities to 03/01/19, market value $211,848,000 (repurchase proceeds $201,764,932)	201,760,000	201,760,000
Repurchase agreement with UBS Securities LLC, dated 08/31/12, due 09/04/12 at 0.200%, collateralized by a U.S. Government Agency obligation maturing 06/01/41, market value $15,603,960 (repurchase proceeds $15,298,340)	15,298,000	15,298,000

	Par ($)	Value ($)
Repurchase agreement with Wells Fargo, dated 08/23/12, due 11/26/12 at 0.450%, collateralized by corporate bonds with various maturities to 11/10/21, market value $57,009,750 (repurchase proceeds $54,359,475)	54,295,000	54,295,000
Repurchase agreement with Wells Fargo, dated 08/31/12, due 09/04/12 at 0.250%, collateralized by corporate bonds with various maturities to 06/15/22, market value $108,013,066 (repurchase proceeds $103,147,865)	103,145,000	103,145,000
Total Repurchase Agreements (cost of $2,266,833,000)		2,266,833,000
Total Investments – 100.0% (cost of $11,670,264,468) (f)		11,670,264,468
Other Assets & Liabilities, Net – (0.0)%		(476,814)
Net Assets – 100.0%		11,669,787,654

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2012.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, these securities, which are not illiquid, amounted to $4,100,019,769 or 35.1% of net assets for the Fund.

(e)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2012.

(f)  Cost for federal income tax purposes is $11,670,264,468.

See Accompanying Notes to Financial Statements.

10

BofA Money Market Reserves

August 31, 2012

The following table summarizes the inputs used, as of August 31, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$2,910,657,397	$—	$2,910,657,397
Total Asset-Backed Commercial Paper	—	2,570,153,218	—	2,570,153,218
Total Commercial Paper	—	1,949,093,835	—	1,949,093,835
Total Municipal Bonds	—	789,864,000	—	789,864,000
Total Time Deposits	—	704,816,000	—	704,816,000
Total Government & Agency Obligations	—	454,433,962	—	454,433,962
Total Corporate Bonds	—	24,413,056	—	24,413,056
Total Repurchase Agreements	—	2,266,833,000	—	2,266,833,000
Total Investments	$—	$11,670,264,468	$—	$11,670,264,468

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	25.0
Asset-Backed Commercial Paper	22.0
Commercial Paper	16.7
Municipal Bonds	6.8
Time Deposits	6.0
Government & Agency Obligations	3.9
Corporate Bonds	0.2
80.6
Repurchase Agreements	19.4
Other Assets & Liabilities, Net	(0.0)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – BofA Money Market Reserves
August 31, 2012

		($)
Assets	Investments, at amortized cost approximating value	9,403,431,468
	Repurchase agreements, at amortized cost approximating value	2,266,833,000
	Total investments, at value	11,670,264,468
	Cash	928
	Receivable for:
	Fund shares sold	15,856
	Interest	3,023,546
	Trustees' deferred compensation plan	64,900
	Prepaid expenses	94,699
	Total Assets	11,673,464,397
Liabilities	Expense reimbursement due to investment advisor	8,900
	Payable for:
	Investments purchased	1,055,872
	Fund shares repurchased	31,300
	Distributions	329,748
	Investment advisory fee	1,499,892
	Administration fee	388,304
	Pricing and bookkeeping fees	19,442
	Transfer agent fee	34,049
	Trustees' fees	11,252
	Custody fee	51,696
	Distribution and service fees	51,403
	Shareholder administration fee	17,382
	Chief compliance officer expenses	3,434
	Trustees' deferred compensation plan	64,900
	Other liabilities	109,169
	Total Liabilities	3,676,743
	Net Assets	11,669,787,654
Net Assets Consist of	Paid-in capital	11,669,702,484
	Overdistributed net investment income	(20,403)
	Accumulated net realized gain	105,573
	Net Assets	11,669,787,654

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities (continued) – BofA Money Market Reserves
August 31, 2012

Adviser Class Shares	Net assets	$449,872,615
	Shares outstanding	449,867,796
	Net asset value per share	$1.00
Capital Class Shares (1)	Net assets	$10,538,787,719
	Shares outstanding	10,538,671,725
	Net asset value per share	$1.00
Institutional Capital Shares (1)	Net assets	$243,839,616
	Shares outstanding	243,836,969
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$324,458,602
	Shares outstanding	324,454,847
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$29,256,788
	Shares outstanding	29,256,469
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$83,572,314
	Shares outstanding	83,571,377
	Net asset value per share	$1.00

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

13

Statement of Operations – BofA Money Market Reserves
For the Year Ended August 31, 2012

		($)
Investment Income	Interest	34,484,958
Expenses	Investment advisory fee	15,218,180
	Administration fee	10,005,454
	Service fee:
	Adviser Class Shares	1,693,692
	Liquidity Class Shares	78,108
	Retail A Class Shares (1)	2,404
	Shareholder administration fee:
	Institutional Class Shares	164,056
	Trust Class Shares	110,171
	Transfer agent fee	208,150
	Pricing and bookkeeping fees	175,788
	Trustees' fees	98,456
	Custody fee	215,460
	Chief compliance officer expenses	21,747
	Other expenses	529,661
	Total Expenses	28,521,327
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(6,172,479)
	Fees waived by distributor:
	Adviser Class Shares	(784,839)
	Liquidity Class Shares	(39,445)
	Trust Class Shares	(3,164)
	Expense reductions	(1,071)
	Net Expenses	21,520,329
	Net Investment Income	12,964,629
	Net realized gain on investments	105,652
	Net Increase Resulting from Operations	13,070,281

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets – BofA Money Market Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2012 ($)	Year Ended August 31, 2011 ($)
Operations	Net investment income	12,964,629	9,266,607
	Net realized gain on investments	105,652	157,824
	Net increase resulting from operations	13,070,281	9,424,431
Distributions to Shareholders	From net investment income:
	Capital Class Shares (1)	(12,190,676)	(8,433,725)
	Institutional Capital Shares (1)	(345,214)	(286,860)
	Institutional Class Shares	(383,120)	(505,728)
	Liquidity Class Shares	(1,745)	(1,807)
	Retail A Class Shares (1)	(504)	(19,939)
	Trust Class Shares	(43,370)	(17,979)
	From net realized gains:
	Adviser Class Shares	(1,150)	—
	Capital Class Shares (1)	(8,785)	—
	Institutional Capital Shares (1)	(301)	—
	Institutional Class Shares	(494)	—
	Liquidity Class Shares	(45)	—
	Trust Class Shares	(121)	—
	Total distributions to shareholders	(12,975,525)	(9,266,038)
	Net Capital Stock Transactions	3,650,203,097	(3,040,562,181)
	Total increase (decrease) in net assets	3,650,297,853	(3,040,403,788)
Net Assets	Beginning of period	8,019,489,801	11,059,893,589
	End of period	11,669,787,654	8,019,489,801
	Overdistributed net investment income at end of period	(20,403)	(33,213)

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – BofA Money Market Reserves

	Capital Stock Activity
	Year Ended August 31,
	2012		2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	1,929,505,878	1,929,505,878	2,057,476,130	2,057,476,130
Distributions reinvested	37	37	—	—
Redemptions	(2,161,591,451)	(2,161,591,451)	(2,774,909,968)	(2,774,909,968)
Net decrease	(232,085,536)	(232,085,536)	(717,433,838)	(717,433,838)
Capital Class Shares (1)
Subscriptions	48,261,681,377	48,261,681,377	35,743,309,633	35,743,309,633
Conversion	41,663,554	41,663,554	—	—
Distributions reinvested	8,934,343	8,934,343	7,049,765	7,049,765
Redemptions	(44,160,875,936)	(44,160,875,936)	(37,457,197,475)	(37,457,197,475)
Net increase (decrease)	4,151,403,338	4,151,403,338	(1,706,838,077)	(1,706,838,077)
Institutional Capital Shares (1)
Subscriptions	380,697,323	380,697,323	364,125,159	364,125,159
Distributions reinvested	11,601	11,601	19,303	19,303
Redemptions	(350,299,291)	(350,299,291)	(481,922,834)	(481,922,834)
Net increase (decrease)	30,409,633	30,409,633	(117,778,372)	(117,778,372)
Institutional Class Shares
Subscriptions	977,916,119	977,916,120	1,298,986,727	1,298,986,727
Distributions reinvested	375,721	375,721	492,591	492,591
Redemptions	(1,188,709,761)	(1,188,709,761)	(1,756,499,251)	(1,756,499,251)
Net decrease	(210,417,921)	(210,417,920)	(457,019,933)	(457,019,933)
Investor Class Shares (1)
Redemptions	—	—	(10,002)	(10,002)
Net decrease	—	—	(10,002)	(10,002)
Liquidity Class Shares
Subscriptions	14,898,323	14,898,323	65,199,515	65,199,515
Distributions reinvested	1,763	1,763	1,758	1,758
Redemptions	(33,547,997)	(33,547,997)	(119,542,424)	(119,542,424)
Net decrease	(18,647,911)	(18,647,911)	(54,341,151)	(54,341,151)
Retail A Class Shares (1)
Subscriptions	559,596	559,596	5,921,562	5,921,562
Conversion	(41,663,554)	(41,663,554)	—	—
Distributions reinvested	—	—	19,668	19,668
Redemptions	(1,050,713)	(1,050,714)	(17,031,782)	(17,031,782)
Net decrease	(42,154,671)	(42,154,672)	(11,090,552)	(11,090,552)
Trust Class Shares
Subscriptions	373,158,766	373,158,765	453,695,630	453,695,630
Redemptions	(401,462,600)	(401,462,600)	(429,745,886)	(429,745,886)
Net increase (decrease)	(28,303,834)	(28,303,835)	23,949,744	23,949,744

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2012		2011 (a)		2010 (b)(c)	2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	0.01		0.03
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	— (e)	—	(e)	—	(e)
Total from investment operations	—	(d)	—	(d)	— (e)	0.01		0.03
Less Distributions to Shareholders:
From net investment income	—		—		—	(0.01)		(0.03)
From capital gains	—	(d)	—		—	—		—
Total from distributions to shareholders	—	(d)	—		—	(0.01)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%		0.00%	0.89	%(i)(j)	3.51	%(k)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.33%		0.31%		0.33%	0.48%		0.45%
Waiver/Reimbursement	0.18%		0.21%		0.19%	0.06%		0.05%
Net investment income (l)	—		—	%(h)	—	1.08	%(j)	3.52%
Net assets, end of period (000s)	$449,873		$681,956		$1,399,372	$3,100,587		$6,545,670

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.00%.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2012 (a)	2011 (b)	2010 (c)(d)		2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	0.001	—	(e)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	— (f)	— (f)	—	(e)	—	(e)	—	(e)
Total from investment operations	0.001	0.001	—	(e)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	—	(e)	(0.01)		(0.04)
From capital gains	— (f)	—	—		—		—
Total from distributions to shareholders	(0.001)	(0.001)	—	(e)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (g)(h)	0.14%	0.11%	0.13%		1.13	%(i)	3.76	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.20%	0.20%	0.20%		0.24%		0.20%
Waiver/Reimbursement	0.06%	0.07%	0.07%		0.05%		0.05%
Net investment income (k)	0.14%	0.11%	0.13%		1.07%		3.81%
Net assets, end of period (000s)	$10,538,788	$6,387,295	$8,094,013		$8,254,775		$10,352,511

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(d)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(e)  Rounds to less than $0.01 per share.

(f)  Rounds to less than $0.001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(j)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2012 (a)	2011 (b)	2010 (c)(d)		2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	0.001	—	(e)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	— (f)	— (f)	—	(e)	—	(e)	—	(e)
Total from investment operations	0.001	0.001	—	(e)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	—	(e)	(0.01)		(0.04)
From capital gains	— (f)	—	—		—		—
Total from distributions to shareholders	(0.001)	(0.001)	—	(e)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (g)(h)	0.14%	0.11%	0.13%		1.13	%(i)	3.76	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.20%	0.20%	0.20%		0.24%		0.20%
Waiver/Reimbursement	0.06%	0.07%	0.07%		0.05%		0.05%
Net investment income (k)	0.14%	0.11%	0.13%		1.19%		3.73%
Net assets, end of period (000s)	$243,840	$213,428	$331,202		$490,631		$680,983

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(d)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(e)  Rounds to less than $0.01 per share.

(f)  Rounds to less than $0.001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(j)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2012	2011 (a)	2010 (b)(c)		2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	0.001	—	(d)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	— (e)	— (e)	—	(d)	—	(d)	—	(d)
Total from investment operations	0.001	0.001	—	(d)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	—	(d)	(0.01)		(0.04)
From capital gains	— (e)	—	—		—		—
Total from distributions to shareholders	(0.001)	(0.001)	—	(d)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.10%	0.07%	0.09%		1.09	%(h)	3.72	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.24%	0.24%	0.24%		0.28%		0.24%
Waiver/Reimbursement	0.06%	0.07%	0.06%		0.05%		0.05%
Net investment income (j)	0.09%	0.07%	0.09%		1.11%		3.66%
Net assets, end of period (000s)	$324,459	$534,875	$991,882		$2,003,722		$2,926,008

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.01 per share.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.20%.

(i)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Money Market Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2012		2011 (a)		2010 (b)(c)		2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(e)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(e)	—	(e)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(e)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.01)		(0.04)
From capital gains	—	(d)	—		—		—		—
Total from distributions to shareholders	—	(d)	—	(d)	—	(e)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.00	%(h)	0.01%		0.98	%(i)	3.61	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.32%		0.31%		0.33%		0.39%		0.35%
Waiver/Reimbursement	0.19%		0.21%		0.19%		0.15%		0.15%
Net investment income (k)	0.01%		—	%(h)	—	%(h)	1.12%		3.71%
Net assets, end of period (000s)	$29,257		$47,905		$102,245		$453,489		$1,014,693
(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.09%.

(j)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2012		2011 (a)		2010 (b)(c)		2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(e)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(e)	—	(e)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(e)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.01)		(0.04)
From capital gains	—	(d)	—		—		—		—
Total from distributions to shareholders	—	(d)	—	(d)	—	(e)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.04%		0.02%		0.03%		1.03	%(h)	3.66	%(i)(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.30%		0.29%		0.30%		0.34%		0.30%
Waiver/Reimbursement	0.06%		0.08%		0.07%		0.05%		0.05%
Net investment income (k)	0.04%		0.02%		0.03%		1.02%		3.40	%(j)
Net assets, end of period (000s)	$83,572		$111,876		$87,924		$179,509		$162,859

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.14%.

(i)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Notes to Financial Statements – BofA Money Market Reserves
August 31, 2012

Note 1. Organization

BofA Money Market Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers six classes of shares: Adviser Class, Capital Class, Institutional Capital, Institutional Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On August 18, 2011, Investor Class shares were liquidated. After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

23

BofA Money Market Reserves, August 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement, which may include securities that the Fund is not otherwise directly permitted to purchase. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carry forward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

24

BofA Money Market Reserves, August 31, 2012

Note 3. Capital Support

On September 8, 2009, an affiliate of BofA purchased certain securities owned by the Fund.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2012, permanent book and tax basis differences resulting primarily from distribution re-designations were identified and reclassified among the components of the Fund's net assets as follows:

Overdistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$12,810	$(12,810)	$—

The tax character of distributions paid during the years ended August 31, 2012 and August 31, 2011 were as follows:

	August 31,
Distributions paid from	2012	2011
Ordinary Income*	$12,964,629	$9,266,038
Long-Term Capital Gains	10,896	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$417,141	$17,508

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

25

BofA Money Market Reserves, August 31, 2012

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the year ended August 31, 2012, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2012, no minimum account balance fees were charged by the Fund.

26

BofA Money Market Reserves, August 31, 2012

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BofA, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the class's shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class and Liquidity Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plan:	Current Rate (after fee waivers)		Plan Limit
Liquidity Class Shares	0.15	%*	0.25	%**
Servicing Plans:
Adviser Class Shares	0.25%		0.25%
Liquidity Class Shares	0.15	%*	0.25	%**
Retail A Shares***	0.07%		0.07%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2012 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2012.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

***  On October 1, 2011, the Fund's Retail A shares converted into the Fund's Capital Class shares, which has not adopted a Servicing Plan for such share class.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund

27

BofA Money Market Reserves, August 31, 2012

expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2012, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2015	2014	2013	recovery	ended 8/31/12
$6,172,479	$6,692,522	$8,091,802	$20,956,803	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. Previously, the Trust's eligible Trustees participated in a non-qualified deferred compensation plan which the Board voted to terminate on February 28, 2011. Balances related to compensation previously deferred by the trustees were paid out of Fund assets on March 8, 2012. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. There are no liabilities associated with the terminated deferred compensation plan, however there are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2012, these custody credits reduced total expenses by $1,071 for the Fund.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and

28

BofA Money Market Reserves, August 31, 2012

apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to October 28, 2011, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings were available for short-term liquidity or temporary or emergency purposes. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2012, the Fund did not borrow under these arrangements.

Note 8. Shareholder Concentration

The Fund's risks include, but are not limited to the following:

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

29

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Money Market Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Money Market Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2012, and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

30

Federal Income Tax Information (Unaudited) – BofA Money Market Reserves

The Fund hereby designates as a capital gain dividend with respect to the fiscal year ended August 31, 2012, $17,587, or if subsequently determined to be different, the net capital gain of such year.

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

31

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (149 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (149 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

32

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC (advisory firm), since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Peter T. Fariel (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005.

33

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004.
Thomas Loeffler (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2012)	Assistant General Counsel, Bank of America since July 2007; Vice President and Senior Attorney for United States Trust Company, National Association from February 2006 to July 2007.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

34

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Money Market Reserves

Annual Report, August 31, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-MMR-42/265704-1012

BofATM Funds

Annual Report

August 31, 2012

BofA Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	18
Statement of Operations	20
Statement of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	31
Report of Independent Registered Public Accounting Firm	38
Federal Income Tax Information	39
Fund Governance	40
Important Information About This Report	45

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/12 – 08/31/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.63	1.51	1.53	0.30
Capital Class Shares	1,000.00	1,000.00	1,000.50	1,024.13	1.01	1.02	0.20
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.63	1.51	1.53	0.30
Institutional Capital Shares	1,000.00	1,000.00	1,000.50	1,024.13	1.01	1.02	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.30	1,023.93	1.21	1.22	0.24
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.63	1.51	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.63	1.51	1.53	0.30
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,023.68	1.46	1.48	0.29

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Municipal Reserves

August 31, 2012

Municipal Bonds – 80.1%
	Par ($)	Value ($)
Alabama – 0.9%
AL University of Alabama
Series 2012 B, LOC: Wells Fargo Bank N.A. 0.160% 09/01/42 (09/05/12) (a)(b)	22,335,000	22,335,000
Alabama Total		22,335,000
Arizona – 0.5%
AZ Maricopa County Industrial Development Authority
Series 2005, AMT, GTY AGMT: FHLMC 0.410% 01/01/36 (09/06/12) (a)(b)	6,900,000	6,900,000
Sonora Vista II Apartments, Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.320% 12/01/39 (09/06/12) (a)(b)	845,000	845,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates, Sunrise Vista Apartments, Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.320% 06/01/31 (09/06/12) (a)(b)	4,400,000	4,400,000
Arizona Total		12,145,000
Arkansas – 0.0%
AR Development Finance Authority
Series 2007 C106, AMT, DPCE: GNMA/FNMA, SPA: Wells Fargo Bank N.A. 0.470% 01/01/35 (09/05/12) (a)(b)	1,170,000	1,170,000
Arkansas Total		1,170,000
California – 8.8%
CA Irvine Ranch Water District
Series 2011 A-1, 0.160% 10/01/37 (09/06/12) (b)(c)	31,000,000	31,000,000
CA Los Angeles
Tax & Revenue Anticipation Notes, Series 2012 C, 2.000% 04/25/13	27,600,000	27,920,496
	Par ($)	Value ($)
CA Los Angeles County
Tax & Revenue Anticipation Notes, Series 2012 C, 2.000% 06/28/13	45,000,000	45,664,155
CA Metropolitan Water District of Southern California
Series 2011 A-3, 0.170% 07/01/36 (09/06/12) (b)(c)	21,435,000	21,435,000
CA San Diego County Regional Airport Authority
Series 2005, AMT, GTY AGMT: Deutsche Bank A.G. LIQ FAC: Deutsche Bank A.G. 0.290% 07/01/20 (09/06/12) (a)(b)	1,170,000	1,170,000
CA Statewide Communities Development Authority
Kaiser Permanente: Series 2008-B, 0.250% 10/10/12	20,000,000	20,000,000
Series 2009 B-1, 0.240% 11/09/12	17,000,000	17,000,000
Series 2009 B-4, 0.250% 01/18/13	5,000,000	5,000,000
Lincoln Corner Apartments, Series 2001, AMT, GTY AGMT: FHLMC 0.410% 07/01/15 (09/06/12) (a)(b)	7,775,000	7,775,000
CA State
Revenue Anticipation Notes: Series 2012 A-1, 2.500% 05/30/13	9,500,000	9,652,631
Series 2012 A-2, 2.500% 06/20/13	38,500,000	39,135,304
California Total		225,752,586
Colorado – 0.9%
CO Boulder County
Boulder Medical Center PC, Series 1998, AMT, LOC: Wells Fargo Bank N.A. 0.320% 01/01/17 (09/06/12) (a)(b)	1,325,000	1,325,000
CO Denver Airport System Revenue
Series 1992 G, AMT, LOC: Lloyds TSB Bank PLC 0.290% 11/15/25 (09/05/12) (a)(b)	17,850,000	17,850,000

See Accompanying Notes to Financial Statements.

2

BofA Municipal Reserves

August 31, 2012

Municipal Bonds (continued)
	Par ($)	Value ($)
CO Health Facilities Authority
Catholic Health Initiatives, Series 2009 B, 5.000% 07/01/39 (11/08/12) (b)(c)	4,175,000	4,211,600
Colorado Total		23,386,600
Connecticut – 2.1%
CT Derby
Series 2012, 1.500% 09/04/12	2,650,000	2,650,255
CT Hartford County Metropolitan District
Series 2012, 1.000% 12/06/12	8,050,000	8,067,452
CT JPMorgan Chase Putters/Drivers Trust
Waterford, CT, Series 2012 4074, LIQ FAC: JPMorgan Chase Bank 0.190% 03/18/13 (09/04/12) (a)(b)(d)	7,240,000	7,240,000
CT Manchester
Series 2012, 1.250% 07/05/13	6,785,000	6,843,047
CT New Milford
Series 2012, 1.000% 07/25/13	13,200,000	13,295,578
CT Thomaston
Series 2012, 1.000% 05/09/13	3,000,000	3,014,588
CT Trumbull
Series 2011, 1.000% 09/07/12	12,550,000	12,551,477
Connecticut Total		53,662,397
Delaware – 2.8%
DE Eagle Tax-Exempt Trust
Series 2008, AMT, Insured: FHLMC, LIQ FAC: FHLB 0.220% 04/15/49 (09/06/12) (a)(b)	70,690,000	70,690,000
Delaware Total		70,690,000
	Par ($)	Value ($)
District of Columbia – 3.1%
DC District of Columbia
American University, Series 1999, LOC: Wells Fargo Bank N.A. 0.170% 01/01/28 (09/05/12) (a)(b)	18,500,000	18,500,000
Series 2011, 2.000% 09/28/12	60,600,000	60,676,619
District of Columbia Total		79,176,619
Florida – 1.7%
FL Alachua County Health Facilities Authority
Oak Hammock at The University of Florida, Series 2002 A, LOC: Bank of Scotland 0.230% 10/01/32 (09/04/12) (a)(b)	5,935,000	5,935,000
FL Development Finance Corp.
4504 30th Street West LLC, Series 2007, AMT, LOC: Branch Banking & Trust 0.330% 09/01/27 (09/06/12) (a)(b)	2,920,000	2,920,000
FL Hillsborough County Industrial Development Authority
Allied Aerofoam Real Estate, Series 2003, AMT, LOC: Wells Fargo Bank N.A. 0.320% 08/01/23 (09/06/12) (a)(b)	1,905,000	1,905,000
Seaboard Tampa Terminals, Series 1986, AMT, LOC: Northern Trust Co. 0.470% 12/01/16 (09/05/12) (a)(b)	4,250,000	4,250,000
FL Housing Finance Corp.
Tuscany Lakes Ltd., Series 2006 K-3, AMT, DPCE: FNMA 0.210% 11/15/35 (09/06/12) (a)(b)	2,400,000	2,400,000
FL Orange County Housing Finance Authority
Marbella Cove II LP, Series 2007 B, AMT, LOC: FHLB 0.230% 06/15/42 (09/05/12) (a)(b)	4,185,000	4,185,000

See Accompanying Notes to Financial Statements.

3

BofA Municipal Reserves

August 31, 2012

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT, GTY AGMT: FHLMC: 0.410% 07/01/39 (09/06/12) (a)(b)	8,375,000	8,375,000
0.410% 03/01/50 (09/06/12) (a)(b)	4,020,000	4,020,000
FL Sunshine State Government Finance
LOC: JPMorgan Chase Bank 0.300% 09/14/12	10,000,000	10,000,000
Florida Total		43,990,000
Georgia – 2.8%
GA Atlanta Urban Residential Finance Authority
Series 1992 A, AMT, LOC: Wells Fargo Bank N.A. 0.320% 12/01/14 (09/06/12) (a)(b)	1,255,000	1,255,000
GA Bacon Industrial Building Authority
D. L. Lee & Sons, Inc., Series 2004, AMT, LOC: Branch Banking & Trust 0.230% 09/01/24 (09/06/12) (a)(b)	5,955,000	5,955,000
GA Gordon County Development Authority
Nance Carpet & Rug, Inc., Series 2006, AMT, LOC: Branch Banking & Trust 0.330% 10/01/21 (09/06/12) (a)(b)	1,885,000	1,885,000
GA Gwinnett County Development Authority
KMD Group LLC, Series 2007, AMT, LOC: Branch Banking & Trust 0.340% 02/01/32 (09/05/12) (a)(b)	1,595,000	1,595,000
GA Houston County Development Authority
Clean Control Corp., Series 2000, AMT, LOC: Branch Banking & Trust 0.230% 06/01/20 (09/06/12) (a)(b)	1,400,000	1,400,000
GA Municipal Gas Authority
Gas Portfolio III: Series 2011 O, DPCE: Government of Authority 2.000% 11/13/12	8,200,000	8,225,731
	Par ($)	Value ($)
Series 2012 P, 2.000% 05/22/13	11,000,000	11,132,706
GA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT, GTY AGMT: FHLMC: 0.370% 12/01/37 (09/06/12) (a)(b)	12,705,000	12,705,000
0.370% 12/01/43 (09/06/12) (a)(b)	11,665,000	11,665,000
0.410% 04/01/46 (09/06/12) (a)(b)	8,930,000	8,930,000
GA Savannah Economic Development Authority
Consolidated Utilities, Inc., Series 2007, AMT, LOC: Branch Banking & Trust 0.230% 11/01/27 (09/06/12) (a)(b)	4,370,000	4,370,000
GA Wayne County Industrial Development Authority
Absorption Corp., Series 2004, AMT, LOC: Branch Banking & Trust 0.230% 09/01/19 (09/06/12) (a)(b)	1,800,000	1,800,000
Georgia Total		70,918,437
Idaho – 1.2%
ID Eagle Industrial Development Corp.
Rose Cottage LLC, Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.370% 09/01/21 (09/06/12) (a)(b)	2,855,000	2,855,000
ID State
Tax Anticipation Notes, Series 2012, 2.000% 06/28/13	27,000,000	27,398,493
Idaho Total		30,253,493
Illinois – 3.7%
IL Chicago
Concordia Place Apartments LP, Series 2003, AMT, LOC: Harris N.A. 0.300% 07/01/34 (09/06/12) (a)(b)	11,945,000	11,945,000

See Accompanying Notes to Financial Statements.

4

BofA Municipal Reserves

August 31, 2012

Municipal Bonds (continued)
	Par ($)	Value ($)
Groot Industries, Inc., Series 1995, AMT, LOC: JPMorgan Chase Bank 0.430% 12/01/15 (09/06/12) (a)(b)	500,000	500,000
MERLOTS: Series 2007 C46, AMT, SPA: Wells Fargo Bank N.A. 0.470% 12/01/38 (09/05/12) (a)(b)	1,810,000	1,810,000
Series 2008 C38, AMT, SPA: Wells Fargo Bank N.A. 0.470% 06/01/43 (09/05/12) (a)(b)(d)	2,050,000	2,050,000
MRC Polymers, Inc., Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.280% 10/01/31 (09/06/12) (a)(b)	3,825,000	3,825,000
North Larabee LP, Series 2001 A, AMT, LOC: Harris N.A. 0.290% 04/01/36 (09/06/12) (a)(b)	4,170,000	4,170,000
Renaissance St. Luke LP, Series 2004 A, AMT, LOC: Harris N.A. 0.290% 01/01/39 (09/06/12) (a)(b)	3,455,000	3,455,000
IL Des Plaines
MMP Properties LLC, Series 1998, AMT, LOC: JPMorgan Chase Bank 0.430% 10/01/18 (09/06/12) (a)(b)	945,000	945,000
IL Finance Authority
Advocate Healthcare Network Oblong, Series 2008 A1, 0.220% 11/01/30 (01/24/13) (b)(c)	2,900,000	2,900,000
Barton Manufacturing, Inc., Series 2005, AMT, LOC: PNC Bank N.A. 0.270% 11/01/18 (09/06/12) (a)(b)	1,338,000	1,338,000
Campanya-Turano Bakery, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.430% 08/01/25 (09/06/12) (a)(b)	1,380,000	1,380,000
	Par ($)	Value ($)
Clingan Steel, Inc., Series 2003 A, AMT, LOC: JPMorgan Chase Bank 0.630% 12/01/23 (09/06/12) (a)(b)	545,000	545,000
Decatur Mental Health Center, Series 1997, AMT, LOC: PNC Bank N.A. 0.270% 05/01/18 (09/06/12) (a)(b)	1,215,000	1,215,000
Engineered Polymer, Valspar Corp., Series 1995, AMT, LOC: Lloyds Bank 0.320% 08/01/15 (09/06/12) (a)(b)	8,000,000	8,000,000
Forty Foot High Realty LLC, Series 2002, AMT, LOC: Harris N.A. 0.270% 12/01/27 (09/06/12) (a)(b)	3,470,000	3,470,000
Groot Industries, Inc., Series 2003, AMT, LOC: JPMorgan Chase Bank 0.430% 12/01/23 (09/06/12) (a)(b)	3,420,000	3,420,000
Knead Dough Baking, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.630% 09/01/25 (09/06/12) (a)(b)	300,000	300,000
Lake Towers Associates II LP, Cinnamon Lake Towers, Series 1997, AMT, DPCE: FHLMC, SPA: FHLMC 0.300% 10/01/23 (09/06/12) (a)(b)	8,565,000	8,565,000
Merug LLC, Series 2004 A, AMT, LOC: JPMorgan Chase Bank 0.430% 12/01/18 (09/06/12) (a)(b)	1,400,000	1,400,000
Toyal America, Inc., Series 1997, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ 0.210% 06/01/17 (09/06/12) (a)(b)	5,200,000	5,200,000

See Accompanying Notes to Financial Statements.

5

BofA Municipal Reserves

August 31, 2012

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Housing Development Authority
Mattoon Towers Associates II, Series 2004, AMT, LOC: FHLB 0.230% 01/01/34 (09/06/12) (a)(b)	2,910,000	2,910,000
Pontiac Tower Associates III, Series 2005, AMT, LOC: Harris N.A. 0.300% 09/01/35 (09/06/12) (a)(b)	3,440,000	3,440,000
Sterling Towers Associates II, Series 2001, AMT, LOC: Harris N.A. 0.300% 10/01/35 (09/06/12) (a)(b)	3,420,000	3,420,000
IL Skokie Village
P.S. Greetings, Inc., Series 2003 P, AMT, LOC: JPMorgan Chase Bank 0.270% 12/01/33 (09/06/12) (a)(b)	1,880,000	1,880,000
IL State
Unemployment Insurance Fund, Series 2012 A, 2.000% 06/15/13	3,000,000	3,040,405
IL Toll Highway Authority
Series 1998 B, SPA: Landesbank Hessen-Thüringen 0.370% 01/01/16 (09/06/12) (a)(b)	2,800,000	2,800,000
Series 2008 A-1A, SPA: JPMorgan Chase Bank 0.270% 01/01/31 (09/06/12) (a)(b)	12,005,000	12,005,000
Illinois Total		95,928,405
Indiana – 2.7%
IN Allen County
Debeere LLC, Series 2002, AMT, LOC: JPMorgan Chase Bank 0.680% 08/01/17 (09/06/12) (a)(b)	1,500,000	1,500,000
IN Bond Bank
Advanced Funding Program Notes, Series 2012 A, 1.250% 01/03/13	7,800,000	7,823,658
	Par ($)	Value ($)
IN Fort Wayne
PHD, Inc., Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.280% 05/01/15 (09/05/12) (a)(b)	800,000	800,000
IN Gibson County
Toyota Motor Manufacturing: Series 1997, AMT, 0.170% 10/01/27 (09/05/12) (b)(c)	10,000,000	10,000,000
Series 1998, AMT, 0.170% 01/01/28 (09/05/12) (b)(c)	10,000,000	10,000,000
Series 1999 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.170% 01/01/29 (09/05/12) (a)(b)	10,000,000	10,000,000
Series 2000 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.170% 01/01/30 (09/05/12) (a)(b)	10,000,000	10,000,000
Series 2001 B, AMT, GTY AGMT: Toyota Motor Credit Corp.: 0.170% 02/01/31 (09/05/12) (a)(b)	10,000,000	10,000,000
0.170% 09/01/31 (09/05/12) (a)(b)	10,000,000	10,000,000
Indiana Total		70,123,658
Iowa – 0.1%
IA Clinton
Sethness Products Company., Series 2004, AMT, LOC: Northern Trust Co. 0.470% 12/01/22 (09/05/12) (a)(b)	2,800,000	2,800,000
Iowa Total		2,800,000
Kentucky – 0.5%
KY Campbellsville-Taylor County Economic Development Authority
Airguard Industries, Inc., Series 2001, AMT, LOC: JPMorgan Chase Bank 0.470% 05/01/31 (09/05/12) (a)(b)	7,410,000	7,410,000

See Accompanying Notes to Financial Statements.

6

BofA Municipal Reserves

August 31, 2012

Municipal Bonds (continued)
	Par ($)	Value ($)
KY Clipper Tax-Exempt Certificate Trust
Kentucky Housing Corp., Certification of Participation, Series 2005, AMT, LIQ FAC: State Street Bank & Trust Co. 0.290% 07/01/35 (09/06/12) (a)(b)	3,980,000	3,980,000
KY Hopkinsville
Comefri USA, Inc., Series 2006, AMT, LOC: Branch Banking & Trust 0.330% 06/01/26 (09/06/12) (a)(b)	2,660,000	2,660,000
Kentucky Total		14,050,000
Louisiana – 0.9%
LA Municipal Gas Authority
Series 2006 1411 Q, LOC: JPMorgan Chase & Co. 0.300% 08/01/16 (09/04/12) (a)(b)	22,000,000	22,000,000
Louisiana Total		22,000,000
Maryland – 0.2%
MD Carroll County
Shelters Systems, Ltd., Series 2004, AMT, LOC: Branch Banking & Trust 0.230% 07/01/24 (09/06/12) (a)(b)	3,900,000	3,900,000
Maryland Total		3,900,000
Massachusetts – 0.4%
MA Billerica
Series 2012, 1.000% 05/17/13	2,000,000	2,010,646
MA Hingham
Series 2012, 0.750% 06/28/13	7,830,000	7,865,589
Massachusetts Total		9,876,235
Michigan – 12.0%
MI Bank of New York Municipal Certificates Trust
Detroit Sewer Disposal, Series 2006, LOC: Bank of New York 0.300% 07/01/26 (10/01/12) (a)(b)	80,981,000	80,981,000
	Par ($)	Value ($)
MI Finance Authority
State Aid Notes, Series 2012 B-1, 2.000% 08/20/13	30,000,000	30,469,587
MI L'Anse Creuse Public Schools
Series 2008, SPA: JPMorgan Chase Bank 0.200% 05/01/35 (09/04/12) (a)(b)	27,600,000	27,600,000
MI RBC Municipal Products, Inc., Trust
Michigan Higher Ed Student Loan Authority: Series 2008 L30, AMT, LOC: Royal Bank of Canada 0.220% 09/01/32 (09/06/12) (a)(b)	96,090,000	96,090,000
Series 2008 L32, AMT, LOC: Royal Bank of Canada 0.220% 09/01/32 (09/06/12) (a)(b)	57,895,000	57,895,000
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.630% 02/01/16 (09/05/12) (a)(b)	600,000	600,000
MI Strategic Fund
Agritek Industries, Inc., Series 2005, AMT, LOC: PNC Bank N.A. 0.270% 06/01/35 (09/06/12) (a)(b)	1,750,000	1,750,000
Coastal Container Corp., Series 2007, AMT, LOC: PNC Bank N.A. 0.270% 12/01/27 (09/06/12) (a)(b)	5,130,000	5,130,000
Continental Carbonic Products, Inc., Series 2007, AMT, LOC: JPMorgan Chase Bank 0.280% 03/01/32 (09/06/12) (a)(b)	6,960,000	6,960,000
Lapeer Technologies LLC, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.380% 02/01/20 (09/05/12) (a)(b)	950,000	950,000
Michigan Total		308,425,587

See Accompanying Notes to Financial Statements.

7

BofA Municipal Reserves

August 31, 2012

Municipal Bonds (continued)
	Par ($)	Value ($)
Minnesota – 3.5%
MN Brainerd Independent School District No. 181
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 A, 1.000% 09/28/12	4,900,000	4,902,713
MN Chisago Lakes Independent School District No. 2144
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012, 1.250% 08/30/13	2,500,000	2,520,992
MN East Grand Forks Independent School District No. 595
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012, 1.500% 08/29/13	3,000,000	3,032,608
MN Eden Prairie
SWB LLC, Series 2000 A, AMT, LOC: U.S. Bank N.A. 0.310% 11/01/20 (09/06/12) (a)(b)	1,525,000	1,525,000
MN Edina Independent School District No. 273
Tax Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012, 2.000% 03/15/13	3,000,000	3,028,022
MN Itasca County Independent School District No. 318
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program: Series 2011 B, 1.000% 09/20/12	5,400,000	5,401,870
Series 2012, 1.500% 09/27/13 (e)	6,800,000	6,881,328
MN Jenkins
Pequot Tool & Manufacturing, Inc., Series 2007, AMT, LOC: Wells Fargo Bank N.A. 0.370% 06/01/27 (09/06/12) (a)(b)	1,275,000	1,275,000
MN Lakeville Independent School District No. 194
Minnesota School District Credit Enhancement Program, Series 2012 C, 2.000% 02/01/13	3,630,000	3,654,633
	Par ($)	Value ($)
MN Litchfield Independent School District No. 465
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012, 1.250% 09/30/13	5,000,000	5,048,305
MN Little Falls Independent School District No. 482
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2011 A, 1.000% 09/28/12	4,885,000	4,886,971
MN Puttable Floating Option Tax-Exempt Receipts
Roseville Minnesota Multifamily Housing Centennial Apartments Project, Series 2007, AMT, GTY AGMT: FHLMC 0.370% 01/01/50 (09/06/12) (a)(b)	11,910,000	11,910,000
MN Rosemount-Apple Valley-Eagan Independent School District No. 196
Tax Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 B, 1.000% 09/28/12	7,500,000	7,504,233
MN School District Capital Equipment Borrowing Program
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2011 B, 2.000% 09/09/12	16,000,000	16,006,020
MN St. Paul Port Authority
Camada LP, Series 2005, AMT, LOC: Wells Fargo Bank N.A. 0.320% 12/01/12 (09/06/12) (a)(b)	500,000	500,000
MN Waseca Independent School District No. 829
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2011 A, 1.000% 09/28/12	5,500,000	5,502,503
MN West St. Paul-Mendota Heights-Eagan Independent School District No. 197
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2011 A, 1.000% 09/13/12	6,000,000	6,001,312
Minnesota Total		89,581,510

See Accompanying Notes to Financial Statements.

8

BofA Municipal Reserves

August 31, 2012

Municipal Bonds (continued)
	Par ($)	Value ($)
Mississippi – 0.2%
MS Business Finance Corp.
Hamlin Sheet Metal Co., Series 2005, AMT, LOC: Branch Banking & Trust 0.230% 03/01/25 (09/06/12) (a)(b)	2,085,000	2,085,000
MS Home Corp.
MERLOTS, Series 2007, AMT, GTY AGMT: GNMA, FNMA, FHLMC, SPA: Wells Fargo Bank N.A. 0.370% 06/01/38 (09/05/12) (a)(b)	3,195,000	3,195,000
Mississippi Total		5,280,000
Missouri – 0.5%
MO Health & Educational Facilities Authority
Washington University, Series 2004 B, LOC: Wells Fargo Bank N.A. 0.170% 02/15/34 (09/04/12) (a)(b)	12,330,000	12,330,000
Missouri Total		12,330,000
Montana – 0.2%
MT Board of Investments
Series 2004, 0.220% 03/01/29 03/01/13) (b)(c)	5,600,000	5,600,000
Montana Total		5,600,000
Nebraska – 0.9%
NE Lancaster County Hospital Authority No. 1
BryanLGH Medical Center, Series 2008 B-1, LOC: U.S. Bank N.A. 0.210% 06/01/31 (09/04/12) (a)(b)	3,000,000	3,000,000
NE Lancaster County
MLLC LLC, Garner Industries, Inc., Series 2000 A, AMT, LOC: Wells Fargo Bank N.A. 0.320% 11/01/20 (09/06/12) (a)(b)	2,925,000	2,925,000
	Par ($)	Value ($)
NE Omaha Public Power District
Electric Revenue Notes, Series A: 0.180% 10/03/12	4,230,000	4,230,000
0.180% 10/04/12	6,000,000	6,000,000
0.190% 10/09/12	6,000,000	6,000,000
Nebraska Total		22,155,000
Nevada – 0.2%
NV Housing Division
Sdashs Apartments Ltd., Series 2002 A, AMT, LOC: Wells Fargo Bank N.A. 0.320% 04/01/35 (09/06/12) (a)(b)	3,000,000	3,000,000
NV Reno
ReTrac-Reno Transportation Rail Access Corridor, Series 2008, LOC: Bank of New York 0.180% 06/01/42 (09/04/12) (a)(b)	2,135,000	2,135,000
NV Sparks
Rix Industries, Series 2002, AMT, LOC: Wells Fargo Bank N.A. 0.370% 07/01/27 (09/06/12) (a)(b)	1,090,000	1,090,000
Nevada Total		6,225,000
New Jersey – 3.2%
NJ Economic Development Authority
Series 1991, LOC: BNP Paribas 0.600% 09/04/12	50,000,000	50,000,000
Series 1992, LOC: BNP Paribas 0.600% 09/04/12	20,000,000	20,000,000
NJ Elmwood Park
Series 2012, 1.000% 08/09/13	6,300,000	6,332,911
NJ Springfield/Union County
Series 2012, 1.000% 08/09/13	5,755,000	5,791,498
New Jersey Total		82,124,409

See Accompanying Notes to Financial Statements.

9

BofA Municipal Reserves

August 31, 2012

Municipal Bonds (continued)
	Par ($)	Value ($)
New York – 8.5%
NY Baldwinsville Central School District
New York State Aid Intercept Program, Series 2012, 1.000% 06/27/13	4,000,000	4,023,315
NY Erie County Industrial Development Agency
Series 2012, Credit Support: State Aid Withholding 1.000% 05/01/13	2,000,000	2,009,128
NY Housing Finance Agency
Ann/Nassau Realty LLC, 111 Nassau St., Series 2011 A, LOC: Landesbank Hessen-Thüringen 0.200% 11/01/44 (09/04/12) (a)(b)	3,290,000	3,290,000
Midtown West B LLC, 505 West 37th St., Series 2008 A, AMT, LOC: Landesbank Hessen-Thüringen 0.280% 05/01/42 (09/05/12) (a)(b)	50,645,000	50,645,000
NY Metropolitan Transportation Authority
Series 2008 D2, LOC: Landesbank Hessen-Thüringen 0.210% 11/01/35 (09/04/12) (a)(b)	14,340,000	14,340,000
NY Mortgage Agency
Escrowed in United States Treasuries: Series 2012 173-A, 0.190% 04/01/40 (12/01/12) (b)(c)	4,000,000	4,000,000
Series 2012 173-B, 0.230% 04/01/40 (05/01/13) (b)(c)	4,000,000	4,000,000
NY New York City Housing Development Corp.
Series 2008 H2B, AMT, 0.320% 05/01/13	3,000,000	3,000,000
Series 2012 C, 0.270% 05/01/45 (02/01/13) (b)(c)	4,000,000	4,000,000
NY New York City Municipal Water Finance Authority
Series 2007 BB-3, SPA: BNP Paribas 0.190% 06/15/34 (09/04/12) (a)(b)	9,075,000	9,075,000
	Par ($)	Value ($)
NY New York City Transitional Finance Authority Future Tax Secured Revenue
NYC Recovery, Series 2002 1D, SPA: Landesbank Hessen-Thüringen 0.180% 11/01/22 (09/04/12) (a)(b)	11,515,000	11,515,000
NY New York City
Series 1993 E4, LOC: BNP Paribas: 0.190% 08/01/21 (09/04/12) (a)(b)	8,700,000	8,700,000
0.190% 08/01/22 (09/04/12) (a)(b)	7,600,000	7,600,000
Series 2011 D-3, LOC: Bank of New York 0.170% 10/01/39 (09/04/12) (a)(b)	19,390,000	19,390,000
NY North Hempstead
Series 2011, 1.000% 10/05/12	11,361,250	11,368,711
NY Oneida County Industrial Development Agency
Champion Home Builders Co., Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.230% 06/01/29 (09/06/12) (a)(b)	5,000,000	5,000,000
NY Puttable Floating Option Tax-Exempt Receipts
Westchester County Industrial Development Agency, Levister Redevelopment Co. LLC, Series 2007, AMT, GTY AGMT: FHLMC 0.370% 09/01/50 (09/06/12) (a)(b)	24,385,000	24,385,000
NY Triborough Bridge & Tunnel Authority
Series 2007, SPA: JPMorgan Chase Bank 0.380% 01/01/19 (09/05/12) (a)(b)	28,810,000	28,810,000
NY Warwick Valley Central School District
Series 2012, 1.000% 06/28/13	3,000,000	3,017,189
New York Total		218,168,343

See Accompanying Notes to Financial Statements.

10

BofA Municipal Reserves

August 31, 2012

Municipal Bonds (continued)
	Par ($)	Value ($)
North Carolina – 2.0%
NC Capital Facilities Finance Agency
Duke University, 0.180% 10/04/12	4,774,000	4,774,000
NC Catawba County Industrial Facilities & Pollution Control Financing Authority
Von Drehle Properties LLC, Series 2001, AMT, LOC: Branch Banking & Trust 0.230% 12/01/21 (09/06/12) (a)(b)	2,140,000	2,140,000
NC Clipper Tax-Exempt Certificate Trust
North Carolina Housing Finance Agency, Series 2005, AMT, LIQ FAC: State Street Bank & Trust Co. 0.290% 07/01/36 (09/06/12) (a)(b)	2,815,000	2,815,000
NC Davidson County Industrial Facilities & Pollution Control Financing Authority
Childress Winery LLC, Series 2004, AMT, LOC: Branch Banking & Trust 0.230% 04/01/26 (09/06/12) (a)(b)	3,500,000	3,500,000
NC Durham County
NRP Alston Village LLC, Series 2005, AMT, GTY AGMT: FHLMC 0.370% 11/01/24 (09/06/12) (a)(b)	17,730,000	17,730,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
ABCO Automation, Inc., Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.320% 07/01/21 (09/06/12) (a)(b)	900,000	900,000
Snider Tire, Inc., Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.320% 10/01/19 (09/06/12) (a)(b)	1,400,000	1,400,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
Valspar Corp. Project, Series 1995, AMT, LOC: Lloyds Bank 0.320% 06/01/15 (09/06/12) (a)(b)	4,500,000	4,500,000
	Par ($)	Value ($)
NC Johnston County Industrial Facilities & Pollution Control Financing Authority
Hamlin Sheet Metal Co., Series 1997, AMT, LOC: Branch Banking & Trust 0.230% 11/01/17 (09/06/12) (a)(b)	1,300,000	1,300,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
DDSM Properties LLC, Series 2008, AMT, LOC: Wells Fargo Bank N.A. 0.320% 01/01/28 (09/06/12) (a)(b)	5,310,000	5,310,000
PHC LLC, Series 1999, AMT, LOC: Branch Banking & Trust 0.230% 03/01/14 (09/06/12) (a)(b)	1,010,000	1,010,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
Reuel, Inc., Series 2008, AMT, LOC: Branch Banking & Trust 0.330% 03/01/26 (09/06/12) (a)(b)	1,550,000	1,550,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Altec Industries, Inc., Series 2007, AMT, LOC: Branch Banking & Trust 0.230% 03/01/27 (09/06/12) (a)(b)	5,000,000	5,000,000
North Carolina Total		51,929,000
Ohio – 1.2%
OH Cuyahoga County
Corporate Wings, Series 2005, AMT, LOC: U.S. Bank N.A. 0.390% 04/01/25 (09/06/12) (a)(b)	1,195,000	1,195,000
OH Franklin County
OhioHealth Corp., Series 2011 B, 0.250% 11/15/33 (07/09/13) (b)(c)	11,060,000	11,060,000

See Accompanying Notes to Financial Statements.

11

BofA Municipal Reserves

August 31, 2012

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Lucas County
American Capital Properties, Series 1999, AMT, LOC: PNC Bank N.A. 0.270% 10/01/18 (09/06/12) (a)(b)	2,115,000	2,115,000
OH Ohio State University
0.180% 10/04/12	9,500,000	9,500,000
OH Portage County Port Authority
BF Properties LP, Delta System, Inc., Series 2008, AMT, LOC: PNC Bank N.A. 0.270% 02/01/29 (09/06/12) (a)(b)	5,570,000	5,570,000
OH Solon
JTM Products, Inc., Project, Series 2001, AMT, LOC: PNC Bank N.A. 0.270% 06/01/21 (09/06/12) (a)(b)	955,000	955,000
Ohio Total		30,395,000
Oklahoma – 0.0%
OK Comanche County Industrial Development Authority
Silver-Line Plastics Corp., Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.320% 10/01/15 (09/06/12) (a)(b)	1,000,000	1,000,000
Oklahoma Total		1,000,000
Oregon – 0.5%
OR Puttable Floating Option Tax-Exempt Receipts
Oregon State Housing & Development, Series 2008, AMT, GTY AGMT: FHLMC 0.410% 12/01/50 (09/06/12) (a)(b)	6,715,000	6,715,000
OR State
Antelope Acquisition LLC, Series 2004, AMT, LOC: Union Bank N.A. 0.320% 08/01/24 (09/06/12) (a)(b)	1,260,000	1,260,000
	Par ($)	Value ($)
LD McFarland Co., Ltd., Series 1996, AMT, LOC: U.S. Bank N.A. 0.210% 11/01/16 (09/06/12) (a)(b)	3,690,000	3,690,000
Oregon Total		11,665,000
Pennsylvania – 0.4%
PA Economic Development Financing Authority
Pittsburgh Allegheny County, Series 2002 A3, AMT, LOC: PNC Bank N.A. 0.340% 04/01/22 (09/06/12) (a)(b)	1,000,000	1,000,000
PA Lawrence County Industrial Development Authority
Doren, Inc., Series 2004, AMT, LOC: PNC Bank N.A. 0.270% 12/01/15 (09/06/12) (a)(b)	1,700,000	1,700,000
PA University of Pittsburgh
Series 2012, 2.000% 07/02/13	8,000,000	8,119,073
Pennsylvania Total		10,819,073
South Carolina – 0.8%
SC Charleston County School District Development Corp.
Series 2012, Credit Support: South Carolina School District Credit Enhancement Program 2.250% 05/13/13	3,820,000	3,874,940
SC Jobs-Economic Development Authority
Quoizel, Inc., Series 1996, AMT, LOC: Branch Banking & Trust 0.230% 05/01/16 (09/06/12) (a)(b)	1,525,000	1,525,000
Watson Engineering, Inc., Series 2007, AMT, LOC: PNC Bank N.A. 0.270% 09/01/27 (09/06/12) (a)(b)	5,080,000	5,080,000
SC Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT, GTY AGMT: FHLMC 0.410% 03/01/49 (09/06/12) (a)(b)	9,735,000	9,735,000
South Carolina Total		20,214,940

See Accompanying Notes to Financial Statements.

12

BofA Municipal Reserves

August 31, 2012

Municipal Bonds (continued)
	Par ($)	Value ($)
South Dakota – 0.0%
SD Clipper Tax-Exempt Trust
South Dakota Housing Development Authority, Series 2009, AMT, LIQ FAC: State Street Bank & Trust Co. 0.290% 05/01/30 (09/06/12) (a)(b)(d)	565,000	565,000
South Dakota Total		565,000
Tennessee – 0.1%
TN Shelby County Health Educational & Housing Facilities Board
Multi-Family Housing Revenue, Series 1995, AMT, LOC: U.S. Bank N.A. 0.290% 01/01/23 (09/06/12) (a)(b)	2,360,000	2,360,000
Tennessee Total		2,360,000
Texas – 6.8%
TX Capital Industrial Development Corp.
Texas Disposal Systems, Series 2001, AMT, LOC: Union Bank N.A. 0.240% 05/01/16 (09/06/12) (a)(b)	4,715,000	4,715,000
TX JPMorgan Chase Putters/Drivers Trust
Texas Tax & Revenue Anticipation Notes, Series 2012 4262, LIQ FAC: JPMorgan Chase Bank 0.200% 08/30/13 (09/04/12) (a)(b)(d)	11,300,000	11,300,000
TX Lower Neches Valley Authority Industrial Development Corp.
Exxon Mobil Corp., Series 2001 B, AMT, 0.180% 11/01/29 (09/04/12) (b)(c)	53,710,000	53,710,000
TX Port of Port Arthur Navigation District
Total S.A., Fina Oil & Chemical Co.: Series 1998, AMT, 0.280% 05/01/33 (09/05/12) (b)(c)	3,300,000	3,300,000
Series 2000 B, AMT, 0.300% 05/01/35 (09/05/12) (b)(c)	10,000,000	10,000,000
	Par ($)	Value ($)
TX Puttable Floating Option Tax-Exempt Receipts
Costa Mirada Ltd., Series 2008, AMT, GTY AGMT: FHLMC 0.370% 10/01/50 (09/06/12) (a)(b)	11,225,000	11,225,000
Harris County Texas, Series 2008, AMT, GTY AGMT: FHLMC 0.410% 06/01/30 (09/06/12) (a)(b)	4,690,000	4,690,000
San Antonio Texas, Series 2008, AMT, GTY AGMT: FHLMC: 0.370% 11/01/49 (09/06/12) (a)(b)	14,205,000	14,205,000
0.370% 05/01/50 (09/06/12) (a)(b)	13,575,000	13,575,000
Texas State Department of Housing, Series 2008, AMT, GTY AGMT: FHLMC: 0.370% 03/01/46 (09/06/12) (a)(b)	13,840,000	13,840,000
0.370% 09/01/46 (09/06/12) (a)(b)	11,900,000	11,900,000
0.370% 12/01/47 (09/06/12) (a)(b)	11,385,000	11,385,000
0.410% 07/01/44 (09/06/12) (a)(b)	9,720,000	9,720,000
Texas Total		173,565,000
Utah – 0.3%
UT Tooele
Encon Utah LLC, Series 2002 A, AMT, LOC: U.S. Bank N.A. 0.260% 10/01/22 (09/06/12) (a)(b)	2,575,000	2,575,000
UT Weber County
IHC Health Services, Inc., Series 2000 A, SPA: Landesbank Hessen-Thüringen 0.200% 02/15/31 (09/04/12) (a)(b)	4,380,000	4,380,000
Utah Total		6,955,000

See Accompanying Notes to Financial Statements.

13

BofA Municipal Reserves

August 31, 2012

Municipal Bonds (continued)
	Par ($)	Value ($)
Virginia – 0.5%
VA Fairfax County Economic Development Authority
Szivic Family LLC, Series 2006, AMT, LOC: Branch Banking & Trust 0.330% 09/01/26 (09/06/12) (a)(b)	1,550,000	1,550,000
VA Henrico Economic Development Authority
Colonial Mechanical Corp., Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.320% 08/01/20 (09/06/12) (a)(b)	1,855,000	1,855,000
VA Portsmouth Redevelopment & Housing Authority
King Square Apartments, Series 2006, AMT, GTY AGMT: FHLMC 0.410% 03/01/50 (09/06/12) (a)(b)	3,350,000	3,350,000
VA Puttable Floating Option Tax-Exempt Receipts
Harrisonburg Virginia, Series 2008, AMT, GTY AGMT: FHLMC 0.450% 05/01/40 (09/06/12) (a)(b)	6,410,000	6,410,000
Virginia Total		13,165,000
Washington – 1.3%
WA Economic Development Finance Authority
RMI Investors LLC, Series 2001 F, AMT, LOC: Wells Fargo Bank N.A. 0.320% 08/01/26 (09/06/12) (a)(b)	2,785,000	2,785,000
WA Housing Finance Commission
The Seasons I LLC, Series 2006, AMT, DPCE: FNMA 0.200% 12/15/40 (09/06/12) (a)(b)	14,660,000	14,660,000
WA Kitsap County Industrial Development Corp.
Cara Group LLC, Series 2003, AMT, LOC: U.S. Bank N.A. 0.370% 03/01/32 (09/06/12) (a)(b)	1,420,000	1,420,000
	Par ($)	Value ($)
WA Pierce County Economic Development Corp.
Cascade Pole & Lumber Co., Series 1996, AMT, LOC: U.S. Bank N.A. 0.210% 12/01/17 (09/06/12) (a)(b)	3,955,000	3,955,000
Sumner Leasing LLC, Quality Stamping Project, Series 2006, AMT, LOC: FHLB 0.370% 12/01/36 (09/06/12) (a)(b)	1,895,000	1,895,000
WA Port of Seattle Industrial Development Corp.
Crowley Marine Services, Series 2001, AMT, LOC: DnB NOR Bank ASA 0.280% 12/31/21 (09/05/12) (a)(b)	8,700,000	8,700,000
Washington Total		33,415,000
West Virginia – 1.6%
WV Putnam County
Toyota Motor Manufacturing West Virginia, Inc., Series 1998 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.170% 06/01/28 (09/05/12) (a)(b)	40,000,000	40,000,000
West Virginia Total		40,000,000
Wisconsin – 2.1%
WI Ashland
Larson-Juhl U.S. LLC, Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.370% 07/01/20 (09/07/12) (a)(b)	2,495,000	2,495,000
WI Housing & Economic Development Authority
Series 2008 B, AMT, LIQ FAC: JPMorgan Chase Bank 0.280% 11/01/31 (09/06/12) (a)(b)	1,500,000	1,500,000
WI JPMorgan Chase Putters/Drivers Trust
Wisconsin Housing & Economic Development Authority, Series 2012, AMT, Credit Support: Government of Authority, LIQ FAC: JPMorgan Chase Bank 0.240% 03/01/15 (09/04/12) (a)(b)(d)	15,975,000	15,975,000

See Accompanying Notes to Financial Statements.

14

BofA Municipal Reserves

August 31, 2012

Municipal Bonds (continued)
	Par ($)	Value ($)
WI Pewaukee
Mixer Systems, Inc., Series 2000, AMT, LOC: JPMorgan Chase Bank 0.430% 09/01/20 (09/06/12) (a)(b)	1,150,000	1,150,000
WI Plymouth
Masters Gallery Foods, Series 2008 A, AMT, LOC: Wells Fargo Bank N.A. 0.320% 05/01/38 (09/06/12) (a)(b)	5,300,000	5,300,000
WI Public Finance Authority
Glenridge on Palmer Ranch, Series 2011 B, LOC: Bank of Scotland 0.230% 06/01/41 (09/04/12) (a)(b)	26,355,000	26,355,000
WI Village of Menomonee Falls
Jema LLC, Series 1994, AMT, LOC: JPMorgan Chase Bank 0.430% 09/01/14 (09/06/12) (a)(b)	1,020,000	1,020,000
Wisconsin Total		53,795,000
Total Municipal Bonds (cost of $2,051,891,292)		2,051,891,292
Closed-End Investment Companies – 14.6%
California – 0.9%
CA Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.270% 08/01/40 (09/06/12) (a)(b)(d)	24,100,000	24,100,000
California Total		24,100,000
New Jersey – 1.2%
NJ Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.290% 08/01/40 (09/06/12) (a)(b)(d)	21,300,000	21,300,000
	Par ($)	Value ($)
NJ Nuveen Premium Income Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.290% 08/01/40 (09/06/12) (a)(b)(d)	10,000,000	10,000,000
New Jersey Total		31,300,000
New York – 0.9%
NY Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.270% 08/01/40 (09/06/12) (a)(b)(d)	15,000,000	15,000,000
NY Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT, LIC FAQ: Citibank N.A. 0.270% 12/01/40 (09/06/12) (a)(b)(d)	7,000,000	7,000,000
New York Total		22,000,000
Other – 10.5%
Nuveen Insured Municipal Opportunity Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.290% 12/01/40 (09/06/12) (a)(b)(d)	100,000,000	100,000,000
Nuveen Premier Insured Municipal Opportunity Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.290% 12/01/40 (09/06/12) (a)(b)(d)	2,000,000	2,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
Series 2010, AMT, LIQ FAC: JPMorgan Chase Bank 0.270% 03/01/40 (09/06/12) (a)(b)(d)	77,200,000	77,200,000
Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: JPMorgan Chase Bank 0.270% 12/01/40 (09/06/12) (a)(b)(d)	88,400,000	88,400,000
Other Total		267,600,000

See Accompanying Notes to Financial Statements.

15

BofA Municipal Reserves

August 31, 2012

Closed-End Investment Companies (continued)
	Par ($)	Value ($)
Pennsylvania – 1.1%
PA Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.290% 08/01/40 (09/06/12) (a)(b)(d)	14,000,000	14,000,000
PA Nuveen Premium Income Municipal Fund 2, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.290% 08/01/40 (09/06/12) (a)(b)(d)	15,000,000	15,000,000
Pennsylvania Total		29,000,000
Total Closed-End Investment Companies (cost of $374,000,000)		374,000,000
Short-Term Obligations – 5.5%
	Par ($)	Value ($)
Variable Rate Demand Notes – 5.5%
FHLMC Multi-Family VRD Certificates
0.230% 11/15/34 (09/06/12) (b)(c)	10,086,099	10,086,099
0.230% 02/15/35 (09/06/12) (b)(c)(d)	9,797,899	9,797,899
0.230% 08/15/45 (09/06/12) (b)(c)	83,196,279	83,196,279
0.230% 01/15/47 (09/06/12) (b)(c)	37,803,753	37,803,753
Variable Rate Demand Notes Total		140,884,030
Total Short-Term Obligations (cost of $140,884,030)		140,884,030
Total Investments – 100.2% (cost of $2,566,775,322) (f)		2,566,775,322
Other Assets & Liabilities, Net – (0.2)%		(4,010,744)
Net Assets – 100.0%		2,562,764,578

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2012.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature.

These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2012.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, these securities, which are not illiquid, amounted to $420,927,899 or 16.4% of net assets for the Fund.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $2,566,775,322.

The following table summarizes the inputs used, as of August 31, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$2,051,891,292	$—	$2,051,891,292
Total Closed-End Investment Companies	—	374,000,000	—	374,000,000
Total Short-Term Obligations	—	140,884,030	—	140,884,030
Total Investments	$—	$2,566,775,322	$—	$2,566,775,322

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	80.1
Closed-End Investment Companies	14.6
94.7
Short-Term Obligations	5.5
Other Assets & Liabilities, Net	(0.2)
100.0

See Accompanying Notes to Financial Statements.

16

BofA Municipal Reserves

August 31, 2012

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts – Liquidity Optional Tender Series
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

17

Statement of Assets and Liabilities – BofA Municipal Reserves
August 31, 2012

		($)
Assets	Investments, at amortized cost approximating value	2,566,775,322
	Cash	5,630
	Receivable for:
	Fund shares sold	1,001
	Interest	3,454,606
	Expense reimbursement due from investment advisor	14,492
	Trustees' deferred compensation plan	10,222
	Prepaid expenses	43,421
	Total Assets	2,570,304,694
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	6,881,328
	Fund shares repurchased	4,740
	Distributions	58,761
	Investment advisory fee	317,743
	Administration fee	73,065
	Pricing and bookkeeping fees	20,467
	Transfer agent fee	10,568
	Trustees' fees	4,048
	Custody fee	12,856
	Distribution and service fees	5,896
	Shareholder administration fee	35,057
	Chief compliance officer expenses	2,189
	Trustees' deferred compensation plan	10,222
	Other liabilities	103,176
	Total Liabilities	7,540,116
	Net Assets	2,562,764,578
Net Assets Consist of	Paid-in capital	2,561,934,942
	Undistributed net investment income	1,204,309
	Accumulated net realized loss	(374,673)
	Net Assets	2,562,764,578

See Accompanying Notes to Financial Statements.

18

Statement of Assets and Liabilities (continued) – BofA Municipal Reserves
August 31, 2012

Adviser Class Shares	Net assets	$50,242,863
	Shares outstanding	50,227,770
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$1,814,346,033
	Shares outstanding	1,813,824,662
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$40,160,059
	Shares outstanding	40,147,954
	Net asset value per share	$1.00
Institutional Capital Shares (1)	Net assets	$29,978,058
	Shares outstanding	29,970,264
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$89,248,160
	Shares outstanding	89,224,069
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$239,532
	Shares outstanding	239,461
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$7,103,781
	Shares outstanding	7,101,653
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$531,446,092
	Shares outstanding	531,285,036
	Net asset value per share	$1.00

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

19

Statement of Operations – BofA Municipal Reserves
For the Year Ended August 31, 2012

		($)
Investment Income	Interest	9,591,044
Expenses	Investment advisory fee	4,940,128
	Administration fee	3,153,418
	Distribution fee:
	Daily Class Shares	204,849
	Investor Class Shares	239
	Service fee:
	Adviser Class Shares	283,132
	Daily Class Shares	146,320
	Investor Class Shares	598
	Liquidity Class Shares	14,231
	Shareholder administration fee:
	Institutional Class Shares	38,246
	Trust Class Shares	584,659
	Transfer agent fee	73,549
	Pricing and bookkeeping fees	202,225
	Trustees' fees	65,066
	Custody fee	67,072
	Chief compliance officer expenses	12,024
	Other expenses	459,796
	Total Expenses	10,245,552
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(2,382,610)
	Fees waived by distributor:
	Adviser Class Shares	(180,942)
	Daily Class Shares	(297,900)
	Institutional Class Shares	(26)
	Investor Class Shares	(621)
	Liquidity Class Shares	(9,114)
	Trust Class Shares	(98,851)
	Expense reductions	(156)
	Net Expenses	7,275,332
	Net Investment Income	2,315,712
	Net realized loss on investments	(118,710)
	Net Increase Resulting from Operations	2,197,002

See Accompanying Notes to Financial Statements.

20

Statement of Changes in Net Assets – BofA Municipal Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2012 ($)	Year Ended August 31, 2011 ($)
Operations	Net investment income	2,315,712	4,931,080
	Net realized gain (loss) on investments	(118,710)	35,725
	Net increase resulting from operations	2,197,002	4,966,805
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(100)	—
	Capital Class Shares	(2,203,434)	(4,412,334)
	Class Z Shares (1)	(1,633)	(32,439)
	Daily Class Shares	(10)	(5)
	Institutional Capital Shares (1)	(17,714)	—
	Institutional Class Shares	(48,841)	(231,767)
	Liquidity Class Shares	(30)	(1,131)
	Trust Class Shares	(43,950)	(252,741)
	Total distributions to shareholders	(2,315,712)	(4,930,417)
	Net Capital Stock Transactions	(1,261,005,870)	(1,296,428,912)
	Total decrease in net assets	(1,261,124,580)	(1,296,392,524)
Net Assets	Beginning of period	3,823,889,158	5,120,281,682
	End of period	2,562,764,578	3,823,889,158
	Undistributed net investment income at end of period	1,204,309	1,204,309

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

21

Statement of Changes in Net Assets (continued) – BofA Municipal Reserves

	Capital Stock Activity
	Year Ended August 31,
	2012		2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	361,597,245	361,597,245	899,685,691	899,685,691
Distributions reinvested	7	7	—	—
Redemptions	(479,836,148)	(479,836,148)	(1,060,272,328)	(1,060,272,328)
Net decrease	(118,238,896)	(118,238,896)	(160,586,637)	(160,586,637)
Capital Class Shares
Subscriptions	6,578,239,877	6,578,239,876	10,380,126,517	10,380,126,517
Distributions reinvested	1,187,270	1,187,270	2,756,899	2,756,899
Redemptions	(7,590,334,263)	(7,590,334,263)	(11,177,041,557)	(11,177,041,557)
Net decrease	(1,010,907,116)	(1,010,907,117)	(794,158,141)	(794,158,141)
Class Z Shares (1)
Subscriptions	85,551	85,551	3,938,101	3,938,101
Conversion	(21,389,943)	(21,389,943)	—	—
Distributions reinvested	—	—	31,004	31,004
Redemptions	(386,511)	(386,511)	(8,216,994)	(8,216,994)
Net decrease	(21,690,903)	(21,690,903)	(4,247,889)	(4,247,889)
Daily Class Shares
Subscriptions	721,146	721,146	138,395,378	138,395,378
Distributions reinvested	—	—	5	5
Redemptions	(49,007,633)	(49,007,633)	(502,555,126)	(502,555,126)
Net decrease	(48,286,487)	(48,286,487)	(364,159,743)	(364,159,743)
Institutional Capital Shares (1)
Subscriptions	24,622,453	24,622,453	—	—
Conversion	21,389,943	21,389,943	—	—
Distributions reinvested	15,939	15,939	—	—
Redemptions	(16,058,071)	(16,058,071)	—	—
Net increase	29,970,264	29,970,264	—	—
Institutional Class Shares
Subscriptions	571,835,446	571,835,446	1,011,355,836	1,011,355,836
Distributions reinvested	43,380	43,380	167,629	167,629
Redemptions	(642,485,541)	(642,485,541)	(1,179,740,860)	(1,179,740,860)
Net decrease	(70,606,715)	(70,606,715)	(168,217,395)	(168,217,395)
Investor Class Shares
Subscriptions	134,667	134,667	92,206	92,206
Redemptions	(113,296)	(113,296)	(118,664)	(118,664)
Net increase (decrease)	21,371	21,371	(26,458)	(26,458)
Liquidity Class Shares
Subscriptions	2,320,000	2,320,000	6,765,015	6,765,015
Distributions reinvested	30	30	1,126	1,126
Redemptions	(3,400,321)	(3,400,321)	(11,463,682)	(11,463,682)
Net decrease	(1,080,291)	(1,080,291)	(4,697,541)	(4,697,541)
Trust Class Shares
Subscriptions	864,853,168	864,853,168	1,112,364,414	1,112,364,414
Distributions reinvested	62	62	300	300
Redemptions	(885,040,326)	(885,040,326)	(912,699,822)	(912,699,822)
Net increase (decrease)	(20,187,096)	(20,187,096)	199,664,892	199,664,892

(1)  See Note 1 in the Accompanying Notes to Financial Statements.
See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	0.0001		0.0100	0.0241
Less Distributions to Shareholders:
From net investment income	—	(d)	—		(0.0001)		(0.0100)	(0.0241)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.00%		0.00	%(g)	1.00%	2.44%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.29%		0.34%		0.39%		0.48%	0.45%
Waiver/Reimbursement	0.23%		0.18%		0.13%		0.05%	0.05%
Net investment income (h)	—	%(g)	—	%(g)	0.01%		1.06%	2.40%
Net assets, end of period (000s)	$50,243		$168,505		$329,108		$701,879	$957,701

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2012	2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.001	0.0019	0.0125	0.0266
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	(0.0019)	(0.0125)	(0.0266)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	0.09%	0.14%	0.19%	1.26%	2.70%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20%	0.20%	0.20%	0.23%	0.20%
Waiver/Reimbursement	0.07%	0.07%	0.06%	0.05%	0.05%
Net investment income (f)	0.09%	0.14%	0.18%	1.15%	2.72%
Net assets, end of period (000s)	$1,814,346	$2,825,365	$3,619,465	$4,655,880	$3,207,123

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	0.0071	0.0206
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(0.0071)	(0.0206)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.00	%(g)	0.00%	0.71%	2.08%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.29%		0.35%		0.39%	0.78%	0.80%
Waiver/Reimbursement	0.58%		0.52%		0.47%	0.10%	0.05%
Net investment income (h)	—	%(g)	—	%(g)	—	0.78%	1.99%
Net assets, end of period (000s)	$40,160		$88,455		$452,671	$1,347,281	$1,990,097

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2012 (a)	2011 (b)	2010 (c)(d)	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.001	0.0019	0.0125	0.0267
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	(0.0019)	(0.0125)	(0.0267)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.09%	0.14%	0.19%	1.26%	2.70%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.20%	0.20%	0.20%	0.23%	0.20%
Waiver/Reimbursement	0.07%	0.07%	0.06%	0.05%	0.05%
Net investment income (g)	0.09%	0.14%	0.19%	1.24%	2.70%
Net assets, end of period (000s)	$29,978	$21,696	$25,943	$36,380	$36,333

(a)  On October 1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund. The financial information of the Fund's Institutional Capital shares prior to this conversion is that of the Class Z shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(d)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2012	2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.001	0.0015	0.0121	0.0262
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	(0.0015)	(0.0121)	(0.0262)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	0.05%	0.10%	0.15%	1.22%	2.66%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.24%	0.24%	0.24%	0.27%	0.24%
Waiver/Reimbursement	0.07%	0.07%	0.06%	0.05%	0.05%
Net investment income (f)	0.05%	0.10%	0.15%	1.12%	2.67%
Net assets, end of period (000s)	$89,248	$159,867	$328,101	$1,123,450	$985,752

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2012	2011 (a)	2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	—	(d)	0.0090	0.0231
Less Distributions to Shareholders:
From net investment income	—	—	—	(d)	(0.0090)	(0.0231)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (e)(f)	0.00%	0.00%	0.00	%(g)	0.91%	2.34%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.29%	0.34%	0.39%		0.58%	0.55%
Waiver/Reimbursement	0.33%	0.28%	0.22%		0.05%	0.05%
Net investment income (h)	—	—	—	%(g)	0.88%	2.28%
Net assets, end of period (000s)	$240	$218	$245		$53,818	$54,832

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.0001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

28

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2012		2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	— (d)	0.0004	0.0110	0.0251
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	(0.0004)	(0.0110)	(0.0251)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.01%	0.04%	1.10%	2.54%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.29%		0.33%	0.34%	0.38%	0.35%
Waiver/Reimbursement	0.23%		0.19%	0.17%	0.15%	0.15%
Net investment income (h)	—	%(g)	0.01%	0.06%	1.11%	2.68%
Net assets, end of period (000s)	$7,104		$8,184	$12,882	$167,085	$157,720

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

29

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2012	2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	— (d)	— (d)	0.0009	0.0115	0.0256
Less Distributions to Shareholders:
From net investment income	— (d)	— (d)	(0.0009)	(0.0115)	(0.0256)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.01%	0.05%	0.09%	1.15%	2.59%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.28%	0.29%	0.30%	0.33%	0.30%
Waiver/Reimbursement	0.09%	0.08%	0.06%	0.05%	0.05%
Net investment income (g)	0.01%	0.05%	0.09%	1.09%	2.55%
Net assets, end of period (000s)	$531,446	$551,600	$351,866	$456,691	$425,627

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

30

Notes to Financial Statements – BofA Municipal Reserves
August 31, 2012

Note 1. Organization

BofA Municipal Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On October 1, 2011, Institutional Capital shares commenced operations and Class Z shares were converted into Institutional Capital shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

31

BofA Municipal Reserves, August 31, 2012

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carry forward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2012 and August 31, 2011 were as follows:

	August 31,
Distributions paid from:	2012	2011
Tax-Exempt Income	$2,026,508	$4,930,417
Ordinary Income*	289,204	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

32

BofA Municipal Reserves, August 31, 2012

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$942,889	$320,181	$—

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

As of August 31, 2012, the Fund had pre-Act capital loss carryforwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carryforwards
2017	$226,472

Capital loss carry forwards of $29,491 were utilized by the Fund during the year ended August 31, 2012.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2012, post-October capital losses of $148,201 attributed to security transactions were deferred to September 1, 2012.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

33

BofA Municipal Reserves, August 31, 2012

For the year ended August 31, 2012, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2012, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BofA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

34

BofA Municipal Reserves, August 31, 2012

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Servicing Plans:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2012 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2012.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

35

BofA Municipal Reserves, August 31, 2012

At August 31, 2012, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2015	2014	2013	recovery	ended 8/31/12
$2,382,610	$3,128,637	$4,775,827	$10,287,074	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. Previously, the Trust's eligible Trustees participated in a non-qualified deferred compensation plan which the Board voted to terminate on February 28, 2011. Balances related to compensation previously deferred by the trustees were paid out of Fund assets on March 8, 2012. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. There are no liabilities associated with the terminated deferred compensation plan, however there are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2012, these custody credits reduced total expenses by $156 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to October 28, 2011, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings were available for short-term liquidity or temporary or emergency purposes. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2012, the Fund did not borrow under these arrangements.

36

BofA Municipal Reserves, August 31, 2012

Note 7. Shareholder Concentration

The Fund's risks include, but are not limited to the following:

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

37

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Municipal Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Municipal Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2012, and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

38

Federal Income Tax Information (Unaudited) – BofA Municipal Reserves

For the fiscal year ended August 31, 2012, 87.51% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

39

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (149 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (149 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

40

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC (advisory firm), since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Peter T. Fariel (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005.

41

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004.
Thomas Loeffler (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2012)	Assistant General Counsel, Bank of America since July 2007; Vice President and Senior Attorney for United States Trust Company, National Association from February 2006 to July 2007.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

42

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Municipal Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

45

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Municipal Reserves

Annual Report, August 31, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-MNR-42/265704-1012

BofATM Funds

Annual Report

August 31, 2012

BofA New York Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	7
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	23
Federal Income Tax Information	24
Fund Governance	25
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA New York Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/12 – 08/31/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.40	1,024.13	1.01	1.02	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.20	1,023.93	1.21	1.22	0.24
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,023.83	1.31	1.32	0.26
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,023.83	1.31	1.32	0.26

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA New York Tax-Exempt Reserves

August 31, 2012

Municipal Bonds – 87.4%

	Par ($)	Value ($)
New Jersey – 1.7%
NJ Economic Development Authority
Series 1992, LOC: BNP Paribas 0.600% 09/04/12	6,090,000	6,090,000
New Jersey Total		6,090,000
New York – 85.7%
NY Albany Industrial Development Agency
Albany College of Pharmacy, Series 2004 B, LOC: TD Bank N.A. 0.160% 12/01/34 (09/06/12) (a)(b)	6,855,000	6,855,000
Albany Medical Center Hospital, Series 2006 A, LOC: RBS Citizens N.A. 0.240% 05/01/35 (09/06/12) (a)(b)	4,535,000	4,535,000
Teresian House Nursing Home, Series 2007 A, LOC: RBS Citizens N.A. 0.270% 07/01/16 (09/06/12) (a)(b)	2,075,000	2,075,000
NY Amherst Development Corp.
Asbury Pointe, Inc., Series 2011 A, LOC: Manufacturers & Traders 0.190% 02/01/35 (09/06/12) (a)(b)	3,895,000	3,895,000
NY Amherst
Series 2012 A, 1.000% 07/18/13	4,000,000	4,024,443
NY Bank of New York Municipal Certificates Trust
Series 2007, LOC: Bank of New York 0.270% 02/15/36 (11/15/12) (a)(b)	17,150,000	17,150,000
NY BB&T Municipal Trust
New York Dormitory Authority, Trustees of Columbia University, Series 2008 18, LIQ FAC: Branch Banking & Trust 0.170% 01/01/16 (09/06/12) (a)(b)	6,000,000	6,000,000

	Par ($)	Value ($)
NY Clipper Tax-Exempt Certificate Trust
New York Dormitory Authority, Series 2007, LIQ FAC: State Street Bank & Trust Co. 0.200% 11/15/26 (09/06/12) (a)(b)	15,125,000	15,125,000
NY Dormitory Authority
Catholic Health System: Series 2006 C, LOC: HSBC Bank USA N.A. 0.210% 07/01/22 (09/06/12) (a)(b)	4,400,000	4,400,000
Series 2008, LOC: HSBC Bank USA N.A. 0.210% 07/01/34 (09/06/12) (a)(b)	7,345,000	7,345,000
Le Moyne College, Series 2009, LOC: TD Bank N.A. 0.160% 01/01/39 (09/06/12) (a)(b)	3,780,000	3,780,000
Mental Health Services, Series 2003 D-2H, LOC: Royal Bank of Canada 0.150% 02/15/31 (09/06/12) (a)(b)	1,000,000	1,000,000
Pratt Institute, Series 2009 B, LOC: TD Bank N.A. 0.160% 07/01/34 (09/06/12) (a)(b)	8,990,000	8,990,000
NY Dutchess County Industrial Development Agency
Trinity-Pawling School Corp., Series 2002, LOC: PNC Bank N.A. 0.170% 10/01/32 (09/06/12) (a)(b)	2,650,000	2,650,000
NY Eclipse Funding Trust
Metropolitan Transportation Authority, Series 2006, LOC: U.S. Bank N.A. 0.170% 11/15/13 (09/06/12) (a)(b)	2,500,000	2,500,000
NY Erie County Industrial Development Agency
Series 2012, DPCE: State Aid Withholding 1.000% 05/01/13	5,455,000	5,479,896

See Accompanying Notes to Financial Statements.

2

BofA New York Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
NY Housing Finance Agency
Ann/Nassau Realty LLC, 111 Nassau St., Series 2011 A, LOC: Landesbank Hessen-Thüringen 0.200% 11/01/44 (09/04/12) (a)(b)	1,140,000	1,140,000
L&M 93rd Street LLC, 250 West 93rd St., Series 2005 A, AMT, LOC: Landesbank Hessen-Thüringen 0.350% 11/01/38 (09/05/12) (a)(b)	4,750,000	4,750,000
Midtown West B LLC: 505 West 37th St., Series 2008 A, AMT, LOC: Landesbank Hessen-Thüringen 0.280% 05/01/42 (09/05/12) (a)(b)	8,055,000	8,055,000
Series 2009 B, LOC: Landesbank Hessen-Thüringen 0.280% 05/01/42 (09/05/12) (a)(b)	6,800,000	6,800,000
NY JPMorgan Chase Putters/Drivers Trust
New York State Thruway Authority, Series 2009 3600Z, LIQ FAC: JPMorgan Chase Bank 0.320% 01/01/16 (09/06/12) (a)(b)(c)	9,245,000	9,245,000
Metropolitan Transportation Authority, Series 2012 4099, LIQ FAC: JPMorgan Chase Bank 0.240% 11/15/15 (09/04/12) (a)(b)(c)	9,260,000	9,260,000
New York, NY, Series 2012 4237, LIQ FAC: Deutsche Bank A.G. 0.210% 04/01/20 (09/06/12) (a)(b)(c)	3,575,000	3,575,000
NY Liberty Development Corp.
3 World Trade Center LLC, Series 2010 A-2, LOC: JPMorgan Chase Bank 0.210% 12/01/50 (09/06/12) (a)(b)	1,490,000	1,490,000
NY Liverpool Central School District
New York State Aid Intercept Program, Series 2011, 1.500% 10/05/12	2,432,140	2,434,002

	Par ($)	Value ($)
NY Livingston County Industrial Development Agency
Red Jacket/Nicholas, Series 2007 A, LOC: HSBC Bank USA N.A. 0.210% 07/01/19 (09/06/12) (a)(b)	1,647,000	1,647,000
NY Local Government Assistance Corp.
Series 2008 B-7V, SPA: JPMorgan Chase Bank 0.170% 04/01/20 (09/05/12) (a)(b)	1,500,000	1,500,000
NY Lockport City School District
Series 2012, 2.000% 08/01/13	1,214,287	1,231,779
NY Monroe County Industrial Development Agency
Association for the Blind, Series 2008, LOC: JPMorgan Chase Bank 0.180% 02/01/38 (09/06/12) (a)(b)	4,240,000	4,240,000
Lagrange Associates, Series 1996 A, AMT, LOC: M&T Bank 0.350% 12/01/16 (09/06/12) (a)(b)	755,000	755,000
St. Ann's Home for the Aged, Series 2000, LOC: HSBC Bank USA N.A. 0.140% 07/01/30 (09/05/12) (a)(b)	8,825,000	8,825,000
NY New Rochelle
Series 2012, 1.500% 03/08/13	4,561,000	4,583,219
NY New York City Health & Hospital Corp.
Series 2008 B, Insured: Government of Corp., LOC: TD Bank N.A. 0.170% 02/15/31 (09/05/12) (a)(b)	7,000,000	7,000,000
NY New York City Housing Development Corp.
RBNB 20 Owner LLC, Series 2006 A, LOC: Landesbank Hessen-Thüringen 0.180% 06/01/39 (09/05/12) (a)(b)	1,300,000	1,300,000

See Accompanying Notes to Financial Statements.

3

BofA New York Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
RBNB Wall Street Owner, Series 2005 A, LOC: Landesbank Hessen-Thüringen 0.180% 12/01/36 (09/05/12) (a)(b)	6,100,000	6,100,000
Series 2008 H2B, AMT, 0.320% 05/01/13	4,500,000	4,500,000
Series 2012 C, 0.270% 05/01/45 (02/01/13) (b)(d)	5,000,000	5,000,000
NY New York City Industrial Development Agency
Grace Church School, Series 2006, LOC: M&T Bank 0.250% 06/01/36 (09/06/12) (a)(b)	5,580,000	5,580,000
The Hewitt School, Series 2002, LOC: TD Bank N.A. 0.250% 12/01/34 (09/06/12) (a)(b)	3,745,000	3,745,000
NY New York City Municipal Water Finance Authority
Series 2005 AA-1, 0.180% 06/15/32 (09/04/12) (b)(d)	1,000,000	1,000,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
Series 1998 A, Pre-refunded 11/15/12, 5.375% 11/15/21	1,050,000	1,060,959
Series 1998 A-2, SPA: Bank of Nova Scotia 0.160% 11/15/27 (09/05/12) (a)(b)	3,700,000	3,700,000
Series 2002 1, LIQ FAC: Landesbank Hessen-Thüringen 0.210% 11/01/22 (09/05/12) (a)(b)	1,935,000	1,935,000
NY New York City
Series 1993 E4, LOC: BNP Paribas 0.190% 08/01/22 (09/04/12) (a)(b)	2,400,000	2,400,000
Series 2006 I-4, LOC: Bank of New York 0.200% 04/01/36 (09/05/12) (a)(b)	1,000,000	1,000,000

	Par ($)	Value ($)
NY North Hempstead
Series 2011, 1.500% 12/14/12	4,150,000	4,163,504
NY Port Authority of New York & New Jersey
Series 2011, AMT, Insured: Government of Authority 3.000% 09/15/12	1,000,000	1,000,970
NY Putnam County Industrial Development Agency
United Cerebral Palsy of Putnam, Series 2005 B, LOC: TD Bank N.A. 0.160% 12/01/30 (09/06/12) (a)(b)	3,600,000	3,600,000
NY Riverhead Industrial Development Agency
Series 2007 LOC: M&T Bank 0.200% 07/01/32 (09/06/12) (a)(b)	10,005,000	10,005,000
NY Rochester
Series 2012 I, 1.000% 08/15/13	5,128,000	5,160,171
Series 2012, 1.000% 08/14/13	8,672,000	8,729,455
NY Saratoga County Industrial Development Agency
Saratoga Hospital, Series 2007 A, LOC: HSBC Bank PLC 0.210% 12/01/32 (09/06/12) (a)(b)	11,415,000	11,415,000
NY Suffolk County
Series 2011, 1.000% 10/26/12	5,126,000	5,129,754
NY Syracuse Industrial Development Agency
Crouse Health Hospital, Series 2007 B, LOC: HSBC Bank USA N.A. 0.210% 01/01/23 (09/05/12) (a)(b)	2,090,000	2,090,000
NY Triborough Bridge & Tunnel Authority
Series 2003 B-1, Insured: Government of Authority, LOC: California Public Employees Retirement System 0.150% 01/01/33 (09/05/12) (a)(b)	16,000,000	16,000,000

See Accompanying Notes to Financial Statements.

4

BofA New York Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2007, SPA: JPMorgan Chase Bank 0.380% 01/01/19 (09/05/12) (a)(b)	13,800,000	13,800,000
NY Ulster County
Series 2012, 0.500% 12/07/12	13,800,000	13,806,876
NY Warwick Valley Central School District
Series 2012, 1.000% 06/28/13	4,000,000	4,022,919
NY Westchester County Industrial Development Agency
Community Housing Innovations, Series 2001, LOC: M&T Bank 0.240% 08/01/26 (09/06/12) (a)(b)	2,340,000	2,340,000
New York Total		310,919,947
Total Municipal Bonds (cost of $317,009,947)		317,009,947
Closed-End Investment Companies – 11.4%
New York – 11.4%
NY Nuveen Performance Plus Fund, Inc.
Series 2010, AMT, LIQ FAC: Deutsche Bank A.G. 0.280% 03/01/40 (09/06/12) (a)(b)(c)	14,500,000	14,500,000
NY Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT, LIC FAQ: Citibank N.A. 0.270% 12/01/40 (09/06/12) (a)(b)(c)	10,000,000	10,000,000

	Par ($)	Value ($)
NY Nuveen Select Quality Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.270% 08/01/40 (09/06/12) (a)(b)(c)	16,800,000	16,800,000
New York Total		41,300,000
Total Closed-End Investment Companies (cost of $41,300,000)		41,300,000
Total Investments – 98.8% (cost of $358,309,947) (e)		358,309,947
Other Assets & Liabilities, Net – 1.2%		4,228,413
Net Assets – 100.0%		362,538,360

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2012.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, these securities, which are not illiquid, amounted to $63,380,000 or 17.5% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2012.

(e)  Cost for federal income tax purposes is $358,309,947.

See Accompanying Notes to Financial Statements.

5

BofA New York Tax-Exempt Reserves

August 31, 2012

The following table summarizes the inputs used, as of August 31, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$317,009,947	$—	$317,009,947
Total Closed-End Investment Companies	—	41,300,000	—	41,300,000
Total Investments	$—	$358,309,947	$—	$358,309,947

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	87.4
Closed-End Investment Companies	11.4
98.8
Other Assets & Liabilities, Net	1.2
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – BofA New York Tax-Exempt Reserves
August 31, 2012

		($)
Assets	Investments, at amortized cost approximating value	358,309,947
	Cash	358
	Receivable for:
	Investments sold	4,080,016
	Interest	311,910
	Expense reimbursement due from investment advisor	6,578
	Trustees' deferred compensation plan	378
	Prepaid expenses	8,968
	Total Assets	362,718,155
Liabilities	Payable for:
	Distributions	3,154
	Investment advisory fee	50,449
	Administration fee	5,241
	Pricing and bookkeeping fees	10,713
	Transfer agent fee	3,834
	Trustees' fees	2,851
	Audit fee	51,469
	Legal fee	31,761
	Custody fee	2,737
	Shareholder administration fee	7,694
	Chief compliance officer expenses	1,286
	Trustees' deferred compensation plan	378
	Other liabilities	8,228
	Total Liabilities	179,795
	Net Assets	362,538,360
Net Assets Consist of	Paid-in capital	362,481,192
	Undistributed net investment income	50,639
	Accumulated net realized gain	6,529
	Net Assets	362,538,360

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities (continued) – BofA New York Tax-Exempt Reserves
August 31, 2012

Capital Class Shares (1)	Net assets	$101,154,045
	Shares outstanding	101,126,577
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$467,022
	Shares outstanding	466,895
	Net asset value per share	$1.00
Investor Class Shares (1)	Net assets	$1,663,240
	Shares outstanding	1,662,790
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$259,254,053
	Shares outstanding	259,181,495
	Net asset value per share	$1.00

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

8

Statement of Operations – BofA New York Tax-Exempt Reserves
For the Year Ended August 31, 2012

		($)
Investment Income	Interest	1,095,902
Expenses	Investment advisory fee	626,184
	Administration fee	316,838
	Distribution fee:
	Class A Shares (1)	30
	Investor Class Shares (1)	966
	Service fee:
	Class A Shares (1)	74
	Investor Class Shares (1)	2,415
	Retail A Shares (1)	3
	Shareholder administration fee:
	Class A Shares (1)	30
	Institutional Class Shares	310
	Trust Class Shares	303,198
	Transfer agent fee	29,685
	Pricing and bookkeeping fees	118,004
	Trustees' fees	51,087
	Custody fee	12,192
	Legal fees	140,146
	Chief compliance officer expenses	7,241
	Other expenses	81,539
	Total Expenses	1,689,942
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(547,553)
	Fees waived by distributor:
	Class A Shares (1)	(104)
	Institutional Class Shares	(22)
	Investor Class Shares (1)	(2,793)
	Trust Class Shares	(118,368)
	Expense reductions	(33)
	Net Expenses	1,021,069
	Net Investment Income	74,833
	Net realized gain on investments	6,530
	Net Increase Resulting from Operations	81,363

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – BofA New York Tax-Exempt Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2012 ($)	Year Ended August 31, 2011 ($)
Operations	Net investment income	74,833	326,638
	Net realized gain on investments	6,530	62,767
	Net increase resulting from operations	81,363	389,405
Distributions to Shareholders	From net investment income:
	Capital Class Shares (1)	(109,828)	(142,516)
	G-Trust Shares (1)	(1,254)	(16,326)
	Institutional Class Shares	(398)	(8,575)
	Investor Class Shares (1)	(245)	—
	Retail A Shares (1)	—	(23)
	Trust Class Shares	(118,833)	(158,996)
	From net realized gains:
	Capital Class Shares (1)	(15,684)	—
	Institutional Class Shares	(73)	—
	Investor Class Shares (1)	(108)	—
	Trust Class Shares	(46,903)	—
	Total distributions to shareholders	(293,326)	(326,436)
	Net Capital Stock Transactions	(33,160,171)	(246,813,088)
	Total decrease in net assets	(33,372,134)	(246,750,119)
Net Assets	Beginning of period	395,910,494	642,660,613
	End of period	362,538,360	395,910,494
	Undistributed net investment income at end of period	50,639	206,364

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – BofA New York Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2012		2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares (1)
Subscriptions	—	—	334,508	334,508
Redemptions	—	—	(663,770)	(663,770)
Net decrease	—	—	(329,262)	(329,262)
Capital Class Shares (1)
Subscriptions	180,443,009	180,443,009	217,591,038	217,591,038
Conversion	15,127,028	15,127,028	—	—
Distributions reinvested	18	18	4,329	4,329
Redemptions	(180,197,457)	(180,197,457)	(254,935,201)	(254,935,201)
Net increase (decrease)	15,372,598	15,372,598	(37,339,834)	(37,339,834)
Class A Shares (1)
Subscriptions	—	—	3,460,412	3,460,412
Conversion	(356,443)	(356,443)	—	—
Redemptions	(7,900)	(7,900)	(24,139,856)	(24,139,856)
Net decrease	(364,343)	(364,343)	(20,679,444)	(20,679,444)
Daily Class Shares (1)
Redemptions	—	—	(10,493)	(10,493)
Net decrease	—	—	(10,493)	(10,493)
G-Trust Shares (1)
Subscriptions	1,597,101	1,597,101	22,403,429	22,403,429
Conversion	(15,095,973)	(15,095,973)	—	—
Redemptions	(1,134,493)	(1,134,494)	(19,281,879)	(19,281,879)
Net increase (decrease)	(14,633,365)	(14,633,366)	3,121,550	3,121,550
Institutional Class Shares
Subscriptions	4,059,647	4,059,647	50,999,904	50,999,904
Distributions reinvested	451	451	7,299	7,299
Redemptions	(4,473,187)	(4,473,187)	(145,184,422)	(145,184,422)
Net decrease	(413,089)	(413,089)	(94,177,219)	(94,177,219)
Investor Class Shares (1)
Subscriptions	5,171,519	5,171,519	—	—
Conversion	356,443	356,443	—	—
Distributions reinvested	181	181	—	—
Redemptions	(3,865,353)	(3,865,353)	—	—
Net increase	1,662,790	1,662,790	—	—
Retail A Shares (1)
Distributions reinvested	—	—	23	23
Conversion	(31,055)	(31,055)	—	—
Redemptions	—	—	(13,231)	(13,231)
Net decrease	(31,055)	(31,055)	(13,208)	(13,208)
Trust Class Shares
Subscriptions	351,508,159	351,508,159	613,003,970	613,003,970
Distributions reinvested	6,114	6,114	6,914	6,914
Redemptions	(386,267,979)	(386,267,979)	(710,396,062)	(710,396,062)
Net decrease	(34,753,706)	(34,753,706)	(97,385,178)	(97,385,178)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2012 (a)	2011 (b)	2010 (c)(d)	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.001	0.0012	0.0104	0.0245
Net realized gain on investments	— (e)	—	—	—	—
Total from investment operations	0.001	0.001	0.0012	0.0104	0.0245
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	(0.0012)	(0.0104)	(0.0245)
From net realized gains	— (e)	—	—	—	—
Total distributions to shareholders	(0.001)	(0.001)	(0.0012)	(0.0104)	(0.0245)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.12%	0.14%	0.12%	1.04%	2.48	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.20%	0.20%	0.20%	0.24%	0.20%
Waiver/Reimbursement	0.13%	0.15%	0.09%	0.07%	0.08%
Net investment income (i)	0.06%	0.14%	0.11%	1.15%	2.18	%(h)
Net assets, end of period (000s)	$101,154	$85,820	$123,141	$133,680	$372,166

(a)  On October 1, 2011, G-Trust shares and Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2012	2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.001	0.0008	0.0100	0.0241
Net realized gain on investments	— (d)	—	—	—	—
Total from investment operations	0.001	0.001	0.0008	0.0100	0.0241
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	(0.0008)	(0.0100)	(0.0241)
From net realized gains	— (d)	—	—	—	—
Total distributions to shareholders	(0.001)	(0.001)	(0.0008)	(0.0100)	(0.0241)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.08%	0.10%	0.08%	1.01%	2.44%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.24%	0.24%	0.24%	0.28%	0.24%
Waiver/Reimbursement	0.13%	0.15%	0.09%	0.07%	0.08%
Net investment income (g)	0.03%	0.09%	0.07%	1.03%	2.44%
Net assets, end of period (000s)	$467	$881	$95,095	$119,388	$181,320

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2012 (a)		2011 (b)	2010 (c)(d)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	—	0.0065	0.0200
Net realized gain on investments	—	(e)	—	—	—	—
Total from investment operations	—	(e)	—	—	0.0065	0.0200
Less Distributions to Shareholders:
From net investment income	—	(e)	—	—	(0.0065)	(0.0200)
From net realized gains	—	(e)	—	—	—	—
Total distributions to shareholders	—	(e)	—	—	(0.0065)	(0.0200)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.05%		0.00%	0.00%	0.65%	2.02	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.26%		0.31%	0.32%	0.65%	0.65%
Waiver/Reimbursement	0.42%		0.49%	0.42%	0.11%	0.08%
Net investment income (i)	—		—	—	0.72%	1.82	%(h)
Net assets, end of period (000s)	$1,663		$365	$21,052	$34,694	$102,951

(a)  On October 1, 2011, the Investor Class shares of the Fund commenced operations and the Class A shares of the Fund converted into the Investor Class shares of the Fund. The financial information of the Fund's Investor Class shares prior to this conversion is that of the Class A shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001		—	(d)	0.0003	0.0094	0.0235
Net realized gain on investments	—	(d)	—		—	—	—
Total from investment operations	0.001		—	(d)	0.0003	0.0094	0.0235
Less Distributions to Shareholders:
From net investment income	(0.001)		—	(d)	(0.0003)	(0.0094)	(0.0235)
From net realized gains	—	(d)	—		—	—	—
Total distributions to shareholders	(0.001)		—	(d)	(0.0003)	(0.0094)	(0.0235)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.05%		0.05%		0.03%	0.95%	2.38	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.26%		0.29%		0.29%	0.34%	0.30%
Waiver/Reimbursement	0.17%		0.16%		0.10%	0.07%	0.08%
Net investment income (h)	—	%(i)	0.05%		0.03%	0.93%	1.72	%(g)
Net assets, end of period (000s)	$259,254		$294,169		$391,472	$645,197	$730,700
(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Notes to Financial Statements – BofA New York Tax-Exempt Reserves
August 31, 2012

Note 1. Organization

BofA New York Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Capital Class, Institutional Class, Investor Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On August 18, 2011 Adviser Class and Daily Class shares were liquidated. The following changes to the Fund's share classes occurred on October 1, 2011: Investor Class shares commenced operations; Class A shares were converted into Investor Class shares; and G-Trust shares and Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

16

BofA New York Tax-Exempt Reserves, August 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carry forward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

17

BofA New York Tax-Exempt Reserves, August 31, 2012

The tax character of distributions paid during the years ended August 31, 2012 and August 31, 2011 were as follows:

	August 31,
Distributions paid from	2012	2011
Tax-Exempt Income	$230,558	$309,109
Ordinary Income*	—	17,327
Long-Term Capital Gains	62,768	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$53,793	$6,529	$—

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the year ended August 31, 2012, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

18

BofA New York Tax-Exempt Reserves, August 31, 2012

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2012, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BofA, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Investor Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of Investor Class shares.

The Trust also has adopted a shareholder servicing plan ("Servicing Plan") for the Investor Class shares of the Fund. The Servicing Plan permits the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to this plan is paid to affiliates of BofA and the Distributor.

19

BofA New York Tax-Exempt Reserves, August 31, 2012

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Class A Shares*	0.10%	0.10%
Investor Class Shares	0.10%	0.10%
Servicing Plans:
Class A Shares*	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Retail A Shares**	0.10%	0.10%

*  On October 1, 2011, the Fund's Class A shares were converted into the Fund's Investor Class shares.

**  On October 1, 2011, the Fund's Retail A shares were converted into the Fund's Capital Class shares, which has not adopted a Servicing Plan for such share class.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A Shares*	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

*  On October 1, 2011, the Fund's Class A shares were converted into the Fund's Investor Class shares, which has not adopted an Administration Plan for such share class.

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

20

BofA New York Tax-Exempt Reserves, August 31, 2012

At August 31, 2012, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2015	2014	2013	recovery	ended 08/31/12
$547,553	$671,629	$695,321	$1,914,503	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. Previously, the Trust's eligible Trustees participated in a non-qualified deferred compensation plan which the Board voted to terminate on February 28, 2011. Balances related to compensation previously deferred by the trustees were paid out of Fund assets on March 8, 2012. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. There are no liabilities associated with the terminated deferred compensation plan, however there are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2012, these custody credits reduced total expenses by $33 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to October 28, 2011, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings were available for short-term liquidity or temporary or emergency purposes. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2012, the Fund did not borrow under these arrangements.

21

BofA New York Tax-Exempt Reserves, August 31, 2012

Note 7. Shareholder Concentration

The Fund's risks include, but are not limited to the following:

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Non-Diversification Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of the total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volitile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund invests primarily in debt obligations issued by the State of New York, and its political subdivisions, agencies and public authorities, and other qualified issuers that may be located outside of New York. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the

"SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

22

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA New York Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA New York Tax-Exempt Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2012, and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

23

Federal Income Tax Information (Unaudited) – BofA New York Tax-Exempt Reserves

For the fiscal year ended August 31, 2012, 100.00% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

24

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (149 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (149 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

25

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC (advisory firm), since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Peter T. Fariel (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005.

26

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004.
Thomas Loeffler (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2012)	Assistant General Counsel, Bank of America since July 2007; Vice President and Senior Attorney for United States Trust Company, National Association from February 2006 to July 2007.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

27

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA New York Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA New York Tax-Exempt Reserves

Annual Report, August 31, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-NYTE-42/265704-1012

BofATM Funds

Annual Report

August 31, 2012

BofA Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	25
Statement of Operations	27
Statement of Changes in Net Assets	28
Financial Highlights	31
Notes to Financial Statements	39
Report of Independent Registered Public Accounting Firm	46
Federal Income Tax Information	47
Fund Governance	48
Important Information About This Report	53

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/12 – 08/31/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.03	1.11	1.12	0.22
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.13	1.01	1.02	0.20
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.03	1.11	1.12	0.22
Institutional Capital Shares	1,000.00	1,000.00	1,000.10	1,024.13	1.01	1.02	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.03	1.11	1.12	0.22
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.03	1.11	1.12	0.22
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.03	1.11	1.12	0.22
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.03	1.11	1.12	0.22

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

Investment Portfolio – BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds – 100.6%

	Par ($)	Value ($)
Alabama – 0.1%
AL Special Care Facilities Financing Authority
Altapointe Health Systems, Mental Health Center, Inc., Series 2001, LOC: Wells Fargo Bank N.A. 0.320% 07/01/21 (09/07/12) (a)(b)	2,150,000	2,150,000
AL State
Capital Improvement, Series 2010 D, 4.000% 06/01/13	2,005,000	2,059,833
Alabama Total		4,209,833
Arizona – 0.8%
AZ Deutsche Bank Spears/Lifers Trust
Series 2012-1082, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.240% 03/01/29 (09/06/12) (a)(b)(c)	12,245,000	12,245,000
AZ Health Facilities Authority
Phoenix Children's Hospital, Series 2007-008, GTY AGMT: BNP Paribas 0.470% 02/01/42 (09/06/12) (a)(b)	12,385,000	12,385,000
AZ Phoenix Industrial Development Authority
Pilgrim Rest Foundation, Inc., Series 2005 A, LOC: JPMorgan Chase Bank 0.230% 10/01/30 (09/06/12) (a)(b)	6,725,000	6,725,000
AZ Tempe Industrial Development Authority
Centers for Habilitation, Series 2001, LOC: Wells Fargo Bank N.A. 0.320% 12/01/21 (09/06/12) (a)(b)	1,700,000	1,700,000
Arizona Total		33,055,000

	Par ($)	Value ($)
Arkansas – 0.2%
AR Fort Smith
Mitsubishi Power System of America, Series 2010, LOC: Bank Tokyo-Mitsubishi UFJ 0.170% 10/01/40 (09/06/12) (a)(b)	8,000,000	8,000,000
Arkansas Total		8,000,000
California – 12.5%
CA Deutsche Bank Spears/Lifers Trust
Los Angeles County Housing Authority, Series 2011-1008, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.260% 10/01/31 (09/06/12) (a)(b)(c)	19,120,000	19,120,000
California State Health Facility - Dignity Health, Series 2012-1083, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.240% 03/01/28 (09/06/12) (a)(b)(c)	13,000,000	13,000,000
CA East Bay Municipal Utility District
East Bay Mud: Series 2009 A1, 0.170% 06/01/26 (09/06/12) (a)(d)	37,385,000	37,385,000
Series 2009 A2, 0.180% 06/01/26 (09/06/12) (a)(d)	39,325,000	39,325,000
CA Health Facilities Financing Authority
Stanford Hospital, Series 2010-3193, LIQ FAC: Deutsche Bank AG 0.200% 11/15/36 (09/06/12) (a)(b)(c)	6,000,000	6,000,000
CA Irvine Ranch Water District
Series 2011 A-1, 0.160% 10/01/37 (09/06/12) (a)(d)	18,075,000	18,075,000
Series 2011 A-2, 0.160% 10/01/37 (09/06/12) (a)(d)	26,085,000	26,085,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Los Angeles County
Tax & Revenue Anticipation Notes, Series 2012 C, 2.000% 06/28/13	71,000,000	72,047,889
CA Los Angeles
Tax & Revenue Anticipation Notes, Series 2012 C, 2.000% 04/25/13	44,400,000	44,915,581
CA Metropolitan Water District of Southern California
Series 2011 A-1, 0.170% 07/01/36 (09/06/12) (a)(d)	24,440,000	24,440,000
Series 2011 A-3, 0.170% 07/01/36 (09/06/12) (a)(d)	8,000,000	8,000,000
CA RBC Municipal Products, Inc. Trust
Kaiser Permanente, Series 2011 E-21, LOC: Royal Bank of Canada 0.210% 10/01/13 (09/06/12) (a)(b)(c)	29,000,000	29,000,000
Los Angeles County, Series 2011 E-24, LOC: Royal Bank of Canada 0.210% 07/01/31 (09/06/12) (a)(b)(c)	19,890,000	19,890,000
CA San Diego County School Districts
Tax & Revenue Anticipation Notes, Series 2012 A, 2.000% 06/28/13	20,000,000	20,300,166
CA Statewide Communities Development Authority
Gas Supply Revenue, Series 2010, SPA: Royal Bank of Canada 0.170% 11/01/40 (09/06/12) (a)(b)	10,005,000	10,005,000
Kaiser Credit Group, Series 2009 C2, 0.160% 04/01/46 (09/05/12) (a)(d)	5,855,000	5,855,000
Kaiser Permanente: Series 2008-B, 0.250% 10/10/12	30,000,000	30,000,000
Series 2009 B-1, 0.240% 11/09/12	18,000,000	18,000,000
Series 2009 B-4, 0.250% 01/18/13	15,000,000	15,000,000

	Par ($)	Value ($)
CA State
Revenue Anticipation Notes: Series 2012 A-1, 2.500% 05/30/13	18,000,000	18,289,196
Series 2012 A-2, 2.500% 06/20/13	73,000,000	74,204,602
California Total		548,937,434
Colorado – 2.5%
CO Denver Urban Renewal Authority
Series 2008 A-1, LOC: U.S. Bank N.A. 0.180% 12/01/25 (09/06/12) (a)(b)	14,020,000	14,020,000
Series 2008 A-2, LOC: U.S. Bank N.A. 0.180% 12/01/25 (09/06/12) (a)(b)	18,615,000	18,615,000
CO Educational & Cultural Facilities Authority
Daughters of Israel, Inc., National Jewish Federation, Series 2006 B-4, LOC: TD Bank N.A. 0.190% 12/01/35 (09/04/12) (a)(b)	7,285,000	7,285,000
JFMC Facilities Corp., Series 2009 C-7, LOC: U.S. Bank N.A. 0.190% 03/01/39 (09/04/12) (a)(b)	11,595,000	11,595,000
Milwaukee Jewish Federation, Inc., National Jewish Federation, Series 2005 C-1, LOC: U.S. Bank N.A. 0.190% 09/01/35 (09/04/12) (a)(b)	16,000,000	16,000,000
Naropa University, Series 1999, LOC: Wells Fargo Bank N.A. 0.270% 11/01/24 (09/06/12) (a)(b)	2,955,000	2,955,000
National Jewish Federation: Series 2007 C-4, LOC: U.S. Bank N.A. 0.190% 06/01/37 (09/04/12) (a)(b)	7,500,000	7,500,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2011 F2, LOC: Northern Trust Co. 0.190% 07/01/41 (09/04/12) (a)(b)	4,660,000	4,660,000
Series 2012 B-5, LOC: TD Bank N.A. 0.190% 01/01/39 (09/04/12) (a)(b)	9,000,000	9,000,000
Oaks Christian School, Series 2006, LOC: U.S. Bank N.A. 0.190% 05/01/33 (09/04/12) (a)(b)	7,250,000	7,250,000
CO Health Facilities Authority
Catholic Health Initiatives, Series 2009 B, 5.000% 07/01/39 (11/08/12) (a)(d)	5,900,000	5,951,722
Crossroads at Delta, Series 2004 A, LOC: U.S. Bank N.A. 0.160% 11/01/28 (09/06/12) (a)(b)	3,800,000	3,800,000
CO Jefferson County
Rocky Mountain Butterfly Consortium, Series 1998, LOC: Wells Fargo Bank N.A. 0.270% 06/01/28 (09/06/12) (a)(b)	1,395,000	1,395,000
Colorado Total		110,026,722
Connecticut – 2.2%
CT Berlin
Series 2012, 1.000% 09/20/12	6,426,000	6,428,704
CT Derby
Series 2012: 1.000% 12/19/12 (e)	5,000,000	5,010,050
1.500% 09/04/12	4,296,000	4,296,413
CT Hartford County Metropolitan District
Series 2012, 1.000% 12/06/12	13,389,000	13,418,027

	Par ($)	Value ($)
CT Housing Finance Authority
Series 2011 C1, Insured: Government of Authority, SPA: Barclays Bank PLC 0.160% 05/15/35 (09/06/12) (a)(b)	1,995,000	1,995,000
CT Manchester
Series 2012, 1.250% 07/05/13	11,108,000	11,203,031
CT New Milford
Series 2012, 1.000% 07/25/13	21,340,000	21,494,517
CT State
Series 2012 A, 0.160% 04/15/13 (09/06/12) (a)(d)	11,800,000	11,800,000
CT Trumbull
State Aid Withholding, Series 2011, 1.000% 09/07/12	16,000,000	16,001,883
CT Windsor Locks
Series 2012, 1.000% 04/04/13	6,500,000	6,530,919
Connecticut Total		98,178,544
Delaware – 1.3%
DE BB&T Municipal Trust
Series 2008-1007, LOC: Branch Banking & Trust 0.260% 04/10/22 (09/06/12) (a)(b)	25,005,000	25,005,000
Series 2008-1033, LOC: Branch Banking & Trust 0.260% 06/01/24 (09/06/12) (a)(b)	7,775,000	7,775,000
DE New Castle County
CHF-Delaware LLC, University Courtyard Apartments, Series 2005, LOC: PNC Bank N.A. 0.170% 08/01/31 (09/06/12) (a)(b)	16,950,000	16,950,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
DE University of Delaware
Series 2005, SPA: TD Bank N.A. 0.190% 11/01/35 (09/04/12) (a)(b)	7,950,000	7,950,000
Delaware Total		57,680,000
District of Columbia – 2.0%
DC District of Columbia
Series 2011, 2.000% 09/28/12	79,400,000	79,500,397
Thurgood Marshall Center Trust, Series 2002, LOC: Branch Banking & Trust 0.190% 12/01/27 (09/06/12) (a)(b)	2,595,000	2,595,000
DC JPMorgan Chase Putters/Drivers Trust
Series 2012-4093, LIQ FAC: JPMorgan Chase Bank 0.200% 12/01/19 (09/04/12) (a)(b)(c)	5,745,000	5,745,000
District of Columbia Total		87,840,397
Florida – 3.9%
FL Alachua County Health Facilities Authority
Oak Hammock at the University of Florida, Series 2002 A, LOC: Bank of Scotland 0.230% 10/01/32 (09/04/12) (a)(b)	34,065,000	34,065,000
FL BB&T Municipal Trust
Series 2008-1030, LOC: Branch Banking & Trust 0.260% 07/18/24 (09/06/12) (a)(b)	15,995,000	15,995,000
FL Broward County Health Facilities Authority
Henderson Mental Health Center, Series 2004, LOC: Northern Trust Co. 0.170% 07/01/29 (09/05/12) (a)(b)	1,200,000	1,200,000
FL Deutsche Bank Spears/Lifers Trust
Palm Coast Florida Utility System Revenue, Series 2008-579, GTY AGMT: Deutsche Bank AG 0.230% 10/01/24 (09/06/12) (a)(b)	4,470,000	4,470,000

	Par ($)	Value ($)
FL Eclipse Funding Trust
Fort Pierce Redevelopment Agency, Series 2006, LOC: U.S. Bank N.A. 0.190% 05/01/31 (09/06/12) (a)(b)	3,870,000	3,870,000
Miami-Dade County School Board, Series 2007, LOC: U.S. Bank N.A. 0.170% 05/01/32 (09/06/12) (a)(b)	4,535,000	4,535,000
FL Jacksonville Economic Development Commission
North Florida Shipyards, Inc., Series 2010, LOC: Branch Banking & Trust 0.160% 09/01/20 (09/06/12) (a)(b)	3,570,000	3,570,000
FL Jacksonville
Crowley Liner Services, Series 1983, LOC: Den Norske Bank 0.250% 02/01/14 (09/01/12) (a)(b)	3,600,000	3,600,000
FL JPMorgan Chase Putters/Drivers Trust
St. John's, Series 2012-4134, Insured: BHAC, LIQ FAC: JPMorgan Chase Bank 0.210% 10/01/15 (09/06/12) (a)(b)(c)	13,270,000	13,270,000
FL Miami-Dade County Educational Facilities Authority
University of Miami, Floaters, Series 2008-2710, GTY AGMT: Wells Fargo Company 0.210% 04/01/38 (09/06/12) (a)(b)	14,820,000	14,820,000
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Jewish Community, Series 2002, LOC: Northern Trust Co. 0.170% 04/01/32 (09/05/12) (a)(b)	5,695,000	5,695,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Orlando-Orange County Expressway Authority
Series 2003 C-4, Insured: AGMC, LOC: TD Bank N.A. 0.160% 07/01/25 (09/06/12) (a)(b)	10,000,000	10,000,000
Series 2008 B-1, LOC: Bank of Montreal 0.140% 07/01/40 (09/06/12) (a)(b)	21,025,000	21,025,000
FL Palm Beach County
Zoological Society of Palm Beach, Series 2001, LOC: Northern Trust Co. 0.170% 05/01/31 (09/06/12) (a)(b)	6,600,000	6,600,000
FL Pinellas County Health Facilities Authority
Baycare Health Systems, Series 2009 A-2, LOC: Northern Trust Co. 0.160% 11/01/38 (09/06/12) (a)(b)	9,025,000	9,025,000
FL Sunshine Governmental Financing Commission
LOC: JPMorgan Chase Bank 0.300% 09/14/12	15,000,000	15,000,000
FL University of Southern Florida Financing Corp.
Certificates of Participation, Master Lease Program, Series 2005 B-1, LOC: Wells Fargo Bank N.A. 0.180% 07/01/35 (09/05/12) (a)(b)	4,245,000	4,245,000
Florida Total		170,985,000
Georgia – 4.9%
GA BB&T Municipal Trust
Series 2008-1014, LOC: Branch Banking & Trust 0.260% 09/01/23 (09/06/12) (a)(b)	17,035,000	17,035,000
GA Clipper Tax-Exempt Certificate Trust
Georgia State, Series 2007, Pre-refunded in U.S. Treasuries, LIQ FAC: State Street Bank & Trust Co. 0.170% 03/01/18 (09/06/12) (a)(b)	9,995,000	9,995,000

	Par ($)	Value ($)
GA Fulton County Development Authority
The Weber School, Series 2006, LOC: Branch Banking & Trust 0.160% 12/01/30 (09/06/12) (a)(b)	3,190,000	3,190,000
GA Main Street Natural Gas, Inc.
Series 2010 A, SPA: Royal Bank of Canada 0.180% 08/01/40 (09/06/12) (a)(b)	84,815,000	84,815,000
GA Municipal Gas Authority
Gas Portfolio III: Series 2011 O, DPCE: Government of Authority, 2.000% 11/13/12	10,500,000	10,532,949
Series 2012 P, 2.000% 05/22/13	16,000,000	16,193,026
GA Private Colleges & Universities Authority
Emory University, Series 2005 B-1, 0.160% 09/01/35 (09/06/12) (a)(d)	49,450,000	49,450,000
GA State
Series 2012 A, 3.000% 07/01/13	16,195,000	16,571,915
GA Thomasville Hospital Authority
John D. Archbold Memorial Hospital, Series 2009 B, LOC: Branch Banking & Trust 0.160% 11/01/23 (09/06/12) (a)(b)	6,790,000	6,790,000
Georgia Total		214,572,890
Idaho – 1.0%
ID State
Tax Anticipation Notes, Series 2012, 2.000% 06/28/13	43,000,000	43,634,637
Idaho Total		43,634,637

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
Illinois – 7.6%
IL Chicago Board of Education
Series 2009 A2, LOC: Northern Trust Co. 0.150% 03/01/26 (09/06/12) (a)(b)	9,135,000	9,135,000
IL Chicago Heights
Chicago Heights Fitness, Series 2002 A, LOC: JPMorgan Chase Bank 0.280% 03/01/17 (09/06/12) (a)(b)	1,030,000	1,030,000
IL DeKalb Tax Increment Revenue
Series 2003, LOC: Northern Trust Co. 0.170% 01/01/13 (09/06/12) (a)(b)	345,000	345,000
IL Deutsche Bank Spears/Lifers Trust
Chicago Illinois - City Colleges, Series 2007-346, GTY AGMT: Deutsche Bank AG 0.230% 01/01/26 (09/06/12) (a)(b)	7,580,000	7,580,000
Chicago Illinois Board of Education: Series 2007-306, GTY AGMT: Deutsche Bank AG 0.250% 12/01/25 (09/06/12) (a)(b)	5,285,000	5,285,000
Series 2007-443, GTY AGMT: Deutsche Bank AG 0.210% 12/01/31 (09/06/12) (a)(b)	8,230,000	8,230,000
Kane Cook & Du Page Counties School District No. 46, Series 2007-425, GTY AGMT: Deutsche Bank AG 0.230% 01/01/23 (09/06/12) (a)(b)	11,525,000	11,525,000
McHenry County Community Unit School District No. 200 Woodstock, Series 2007-420, GTY AGMT: Deutsche Bank AG 0.230% 01/15/26 (09/06/12) (a)(b)	27,065,000	27,065,000

	Par ($)	Value ($)
IL Development Finance Authority
American Academy of Dermatology, Series 2001, LOC: JPMorgan Chase Bank 0.230% 04/01/21 (09/06/12) (a)(b)	4,500,000	4,500,000
American College of Surgeons, Series 1996, LOC: Northern Trust Co. 0.170% 08/01/26 (09/07/12) (a)(b)	18,017,000	18,017,000
IL Educational Facilities Authority
Elmhurst College, Series 2003, LOC: Harris N.A. 0.160% 03/01/33 (09/06/12) (a)(b)	9,450,000	9,450,000
Lake Forest Open Lands, Series 1999, LOC: Northern Trust Co. 0.170% 08/01/33 (09/05/12) (a)(b)	6,100,000	6,100,000
IL Finance Authority
Advocate Healthcare Network Oblongs, Series 2008 A1, 0.220% 11/01/30 (01/24/13) (a)(d)	4,100,000	4,100,000
Elmhurst College, Series 2007, LOC: Harris N.A. 0.160% 02/01/42 (09/06/12) (a)(b)	12,500,000	12,500,000
Francis W. Parker School, Series 1999, LOC: Harris Trust & Savings Bank, LOC: Northern Trust Co. 0.200% 04/01/29 (09/05/12) (a)(b)	4,100,000	4,100,000
IV Healthcorp, Inc., Series 2009, LOC: Harris N.A. 0.190% 12/01/39 (09/06/12) (a)(b)	22,295,000	22,295,000
Lake Forest Academy, Series 2000, LOC: Northern Trust Co. 0.170% 12/01/24 (09/05/12) (a)(b)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
Lake Forest Country Day School, Series 2005, LOC: Northern Trust Co. 0.170% 07/01/35 (09/05/12) (a)(b)	3,250,000	3,250,000
Search Development Center, Series 2007, LOC: JPMorgan Chase Bank 0.220% 12/01/37 (09/06/12) (a)(b)	10,530,000	10,530,000
IL Housing Development Authority Multi-Family
Brookhaven Apartments Associates LP, Series 2008, Credit Support: FHLMC, SPA: FHLMC 0.240% 08/01/38 (09/06/12) (a)(b)	7,145,000	7,145,000
IL State
Unemployment Insurance, Series 2012 A, 2.000% 06/15/13	5,000,000	5,067,342
IL Toll Highway Authority
Series 2008 A-1A, SPA: JPMorgan Chase Bank 0.270% 01/01/31 (09/06/12) (a)(b)	45,795,000	45,795,000
Series 2008 A-1B, SPA: PNC Bank N.A. 0.250% 01/01/31 (09/06/12) (a)(b)	53,900,000	53,900,000
Series 2008 A-2, SPA: JPMorgan Chase Bank 0.250% 01/01/31 (09/06/12) (a)(b)	30,000,000	30,000,000
IL Village of Brookfield
Chicago Zoological Society, Series 2008, LOC: Northern Trust Co. 0.170% 06/01/38 (09/06/12) (a)(b)	22,640,000	22,640,000
Illinois Total		334,584,342
Indiana – 5.8%
IN Bond Bank
Interim Advanced Funding Program Notes, Series 2012 A, 1.250% 01/03/13	11,600,000	11,635,184

	Par ($)	Value ($)
IN Crawfordsville Industrial Development Authority
Acuity Brands, National Services Industries, Inc., Series 1991, LOC: Wells Fargo Bank N.A. 0.270% 06/01/21 (09/06/12) (a)(b)	4,000,000	4,000,000
IN Deutsche Bank Spears/Lifers Trust
Decatur Township Indiana Multi-School Building Corp., Series 2008-683, GTY AGMT: Deutsche Bank AG 0.210% 01/15/20 (09/06/12) (a)(b)	8,230,000	8,230,000
Dyer Indiana Redevelopment Authority, Series 2008-573, GTY AGMT: Deutsche Bank AG 0.270% 07/15/18 (09/06/12) (a)(b)	7,130,000	7,130,000
Westfield Indiana Multi-School Building Corp., Series 2008-595, GTY AGMT: Deutsche Bank AG 0.210% 07/15/27 (09/06/12) (a)(b)	5,170,000	5,170,000
IN Development Finance Authority
Goodwill Industries, Series 2005, LOC: PNC Bank N.A. 0.220% 01/01/27 (09/06/12) (a)(b)	5,425,000	5,425,000
Rehabilitation Center, Inc., Series 2002, LOC: Wells Fargo Bank N.A. 0.320% 07/01/17 (09/06/12) (a)(b)	970,000	970,000
IN Educational Facilities Authority
Wabash College, Series 2003, LOC: JPMorgan Chase Bank 0.220% 12/01/23 (09/06/12) (a)(b)	10,455,000	10,455,000
IN Finance Authority
0.190% 11/26/12	54,500,000	54,500,000
Ascension Health Credit Group, Series 2008 E4, 0.180% 11/15/36 (09/05/12) (a)(d)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
Goodwill Industries, Series 2006, LOC: JPMorgan Chase Bank 0.230% 12/01/36 (09/06/12) (a)(b)	9,000,000	9,000,000
Lutheran Child & Family Services, Series 2005, LOC: PNC Bank N.A. 0.220% 11/01/27 (09/06/12) (a)(b)	4,585,000	4,585,000
IN Health Facility Finance Authority
Anthony Wayne Rehabilitation Center, Series 2001, LOC: Wells Fargo Bank N.A. 0.270% 02/01/31 (09/06/12) (a)(b)	2,195,000	2,195,000
Community Hospital of Indiana, Series 2005 B, LOC: PNC Bank N.A. 0.170% 05/01/35 (09/06/12) (a)(b)	16,500,000	16,500,000
Community Hospital of Lagrange, Series 2007, LOC: PNC Bank N.A. 0.170% 11/01/32 (09/06/12) (a)(b)	22,495,000	22,495,000
Riverview Hospital, Series 2004, LOC: PNC Bank N.A. 0.170% 08/01/32 (09/06/12) (a)(b)	16,900,000	16,900,000
Southern Indiana Rehab Hospital, Series 2001, LOC: JPMorgan Chase Bank 0.280% 04/01/20 (09/06/12) (a)(b)	2,175,000	2,175,000
IN Lawrenceburg
Indiana Michigan Power Co., Series 2008 H, LOC: Bank of Nova Scotia 0.160% 11/01/21 (09/06/12) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
Indiana Finance Authority Highway Revenue, Series 2007, GTY AGMT: Wells Fargo Bank N.A. 0.230% 06/01/29 (09/06/12) (a)(b)	6,405,000	6,405,000

	Par ($)	Value ($)
IN RBC Municipal Products, Inc. Trust
Indiana State Housing & Community Development Authority, Series 2010 E-20, LIQ FAC: Royal Bank of Canada 0.180% 07/01/39 (09/06/12) (a)(b)(c)	25,000,000	25,000,000
Indiana University, Series 2011 E-23, LOC: Royal Bank of Canada 0.170% 03/01/36 (09/06/12) (a)(b)(c)	8,925,000	8,925,000
IN St. Joseph County
South Bend Medical Foundation, Inc., Series 2000, LOC: PNC Bank N.A. 0.220% 08/01/20 (09/06/12) (a)(b)	10,860,000	10,860,000
University of Notre Dame du Lac, Series 2003, SPA: Northern Trust Co. 0.130% 03/01/38 (09/06/12) (a)(b)	7,835,000	7,835,000
Indiana Total		253,390,184
Iowa – 0.6%
IA Des Moines
Central Iowa Hospital Corp., Iowa Methodist Medical Center, Series 1985, LOC: Wells Fargo Bank N.A. 0.180% 08/01/15 (09/05/12) (a)(b)	23,000,000	23,000,000
IA Woodbury County
June E. Nylan Cancer Center, Siouxland Regional Cancer Center, Series 1998 A, LOC: Wells Fargo Bank N.A. 0.270% 12/01/14 (09/06/12) (a)(b)	1,375,000	1,375,000
Iowa Total		24,375,000
Kentucky – 0.5%
KY Morehead League of Cities Funding Trust
Series 2004 A, LOC: U.S. Bank N.A. 0.160% 06/01/34 (09/07/12) (a)(b)	3,350,000	3,350,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
KY Pendleton County
Series 1989, LOC: JPMorgan Chase Bank 0.550% 09/14/12 (b)	20,000,000	20,000,000
Kentucky Total		23,350,000
Louisiana – 2.5%
LA Municipal Gas Authority
Putters, Series 2006-1411Q, LOC: JPMorgan Chase Bank 0.300% 08/01/16 (09/04/12) (a)(b)	57,945,000	57,945,000
LA Public Facilities Authority
Franciscan Missionaries, Series 2005 D, LOC: U.S. Bank N.A. 0.180% 07/01/28 (09/04/12) (a)(b)	39,930,000	39,930,000
LA St. James Parrish
Nustar Logistics LP, Series 2011, LOC: Wells Fargo Bank N.A. 0.160% 08/01/41 (09/05/12) (a)(b)	10,000,000	10,000,000
LA Upper Pontalba Building Restoration Corp.
Upper Pontalba Building Project, Series 1996, LOC: JPMorgan Chase Bank 0.280% 12/01/16 (09/06/12) (a)(b)	2,115,000	2,115,000
Louisiana Total		109,990,000
Maine – 0.2%
ME Eclipse Funding Trust
Maine Health & Higher Educational Facility Authority, Series 2007, LOC: U.S. Bank N.A. 0.170% 07/01/37 (09/06/12) (a)(b)	6,715,000	6,715,000
Maine Total		6,715,000

	Par ($)	Value ($)
Maryland – 0.9%
MD Baltimore County Economic Development Authority
Blue Circle, Inc., Series 1992, LOC: BNP Paribas 0.730% 12/01/17 (09/05/12) (a)(b)	4,400,000	4,400,000
Torah Institute of Baltimore, Series 2004, LOC: Branch Banking & Trust 0.160% 07/01/24 (09/06/12) (a)(b)	2,760,000	2,760,000
MD Bel Air Economic Development Authority
Harford Day School, Inc., Series 2007, LOC: Branch Banking & Trust 0.160% 10/01/33 (09/06/12) (a)(b)	4,075,000	4,075,000
MD Montgomery County Housing Opportunities Commission
Series 2011 A, Insured: GNMA/FNMA/FHLMC, LOC: TD Bank N.A. 0.160% 01/01/49 (09/06/12) (a)(b)	13,680,000	13,680,000
MD Prince George's County
Series 2007-2128, GTY AGMT: Wells Fargo Bank N.A. 0.170% 07/01/34 (09/06/12) (a)(b)	13,710,000	13,710,000
MD State
Capital Improvement, State & Local Facilities, Series 2002 A, 5.500% 08/01/13	2,210,000	2,316,801
Maryland Total		40,941,801
Massachusetts – 0.5%
MA Billerica
Series 2012, 1.000% 05/17/13	3,000,000	3,015,969
MA Hingham
Series 2012, 0.750% 06/28/13	12,500,000	12,556,815
MA Shrewsbury
Series 2011, 1.000% 11/16/12	3,300,000	3,304,713

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
MA State
Series 2002 C, Insured: Government of Authority, Pre-refunded 11/01/12, 5.500% 11/01/19	4,500,000	4,538,822
Massachusetts Total		23,416,319
Michigan – 2.0%
MI Bank of New York Municipal Certificates Trust
Detroit Sewer Disposal, Series 2006, LOC: Bank of New York 0.300% 07/01/26 (10/01/12) (a)(b)	18,374,500	18,374,500
MI Deutsche Bank Spears/Lifers Trust
Grand Rapids & Kent County Joint Building Authority, Devos Place Project, Series 2007-302, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.230% 12/01/31 (09/06/12) (a)(b)	2,655,000	2,655,000
MI Finance Authority
State Aid Notes, Series 2012 B1, 2.000% 08/20/13	5,000,000	5,079,981
MI Hancock Hospital Finance Authority
Portage Health Systems, Inc., Series 2006, LOC: PNC Bank N.A. 0.170% 08/01/31 (09/06/12) (a)(b)	20,290,000	20,290,000
MI L'Anse Creuse Public Schools
School Building & Site-RMKT, Series 2008, SPA: JPMorgan Chase Bank 0.200% 05/01/35 (09/04/12) (a)(b)	6,225,000	6,225,000
MI Michigan State University
Series 2003 A, SPA: Northern Trust Co. 0.160% 02/15/33 (09/05/12) (a)(b)	12,000,000	12,000,000

	Par ($)	Value ($)
Series 2005, SPA: Bank of New York 0.160% 02/15/34 (09/05/12) (a)(b)	10,500,000	10,500,000
MI Saline Area Schools
Series 2002, LOC: Landesbank Hessen-Thüringen 0.240% 05/01/30 (09/06/12) (a)(b)	5,970,000	5,970,000
MI University of Michigan
Series 2012 A, 0.140% 04/01/36 (09/06/12) (a)(d)	6,300,000	6,300,000
Michigan Total		87,394,481
Minnesota – 3.1%
MN Austin Independent School District No. 492
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 B, 1.000% 09/28/12	7,000,000	7,003,743
MN Blaine Industrial Development
SuperValu, Inc., Series 1993, LOC: U.S. Bank N.A. 0.150% 11/01/13 (09/05/12) (a)(b)	1,700,000	1,700,000
MN Brainerd Independent School District No. 181
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 A, 1.000% 09/28/12	7,100,000	7,103,930
MN Columbia Heights Independent School District No. 13
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 B, 1.250% 09/16/13	6,000,000	6,057,173
MN Edina Independent School District No. 273
Tax Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 A, 2.000% 03/15/13	4,500,000	4,542,033

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
MN Fridley Independent School District No. 14
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program: Series 2011 A, 1.000% 09/13/12	8,000,000	8,001,749
Series 2012 A, 1.500% 09/27/13 (e)	7,500,000	7,594,875
MN Holdingford Independent School District No. 738
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012, 1.500% 09/28/13 (e)	3,000,000	3,036,540
MN Itasca County Independent School District No. 318
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2011 B, 1.000% 09/20/12	7,280,000	7,282,521
MN Mankato
Bethany Lutheran College, Inc., Series 2000 A, LOC: Wells Fargo Bank N.A. 0.270% 11/01/15 (09/06/12) (a)(b)	1,280,000	1,280,000
MN Maple Grove Multi-Family Housing
Series 1991, LOC: Wells Fargo Bank N.A. 0.270% 11/01/31 (09/06/12) (a)(b)	1,150,000	1,150,000
MN Monticello Independent School District No. 882
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 A, 1.250% 09/20/13	4,200,000	4,241,745
MN Moorhead Independent School District No. 152
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program: Series 2012 A, 1.250% 09/28/12	8,500,000	8,506,087
Series 2012 B, 1.000% 09/18/13 (e)	8,500,000	8,560,095

	Par ($)	Value ($)
MN Rocori Area Schools Independent School District No. 750
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 A, 1.250% 09/27/13 (e)	3,000,000	3,028,530
MN Rosemount-Apple Valley-Eagan Independent School District No. 196
Tax Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 B, 1.000% 09/28/12	12,500,000	12,507,055
MN School District Capital Equipment Borrowing Program
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2011 B, 2.000% 09/09/12	24,850,000	24,859,348
MN South St. Paul Special School District No. 6
Tax Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 A, 1.000% 09/28/12	6,000,000	6,003,307
MN Warroad Independent School District No. 690
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 A, 1.500% 08/30/13	6,745,000	6,825,069
MN West St. Paul-Mendota Heights-Eagan Independent School District No. 197
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2011 A, 1.000% 09/13/12	8,000,000	8,001,750
Minnesota Total		137,285,550

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
Missouri – 2.8%
MO Deutsche Bank Spears/Lifers Trust
Kansas City Assistance Corp., Series 2008-536,
GTY AGMT: Deutsche Bank AG 0.210% 04/15/19 (09/06/12) (a)(b)	9,465,000	9,465,000
MO Health & Educational Facilities Authority
Ascension Health: Series 2003 C-1, 0.180% 11/15/39 (09/05/12) (a)(d)	8,075,000	8,075,000
Series 2008 C-5, 0.160% 11/15/26 (09/05/12) (a)(d)	10,500,000	10,500,000
Bethesda Health Group, Inc., Series 2009, LOC: U.S. Bank N.A. 0.210% 08/01/41 (09/04/12) (a)(b)	54,645,000	54,645,000
MO Kansas City
H. Roe Battle Convention Center, Series 2008 E, LOC: Sumitomo Mitsui Banking 0.170% 04/15/34 (09/05/12) (a)(b)	10,105,000	10,105,000
MO Nodaway Industrial Development Authority
Northwest Foundation, Inc., Series 2002, LOC: U.S. Bank N.A. 0.160% 11/01/32 (09/06/12) (a)(b)	2,975,000	2,975,000
MO St. Louis Airport
Series 2005, GTY AGMT: Deutsche Bank AG 0.210% 07/01/31 (09/06/12) (a)(b)	27,970,000	27,970,000
Missouri Total		123,735,000
Montana – 0.2%
MT Board of Investments
Series 2004, 0.220% 03/01/29 (03/01/13) (a)(d)	8,400,000	8,400,000
Montana Total		8,400,000

	Par ($)	Value ($)
Nebraska – 1.9%
NE Central Plains Energy Project
Series 2009 2, SPA: Royal Bank of Canada 0.180% 08/01/39 (09/06/12) (a)(b)	40,725,000	40,725,000
NE Nuckolls County
Agrex, Inc., Series 1985, LOC: JPMorgan Chase Bank 0.230% 02/01/15 (09/05/12) (a)(b)	5,100,000	5,100,000
NE Omaha Public Power District
Electric Revenue Notes, Series A: 0.180% 10/03/12	7,200,000	7,200,000
0.180% 10/04/12	9,000,000	9,000,000
0.180% 10/10/12	13,000,000	13,000,000
0.190% 10/09/12	9,000,000	9,000,000
Nebraska Total		84,025,000
Nevada – 1.4%
NV Clark County
Opportunity Village Foundation, Series 2007, LOC: Northern Trust Co. 0.160% 01/01/37 (09/06/12) (a)(b)	9,100,000	9,100,000
NV Deutsche Bank Spears/Lifers Trust
Clark County School District, Series 2008-684, GTY AGMT: Deutsche Bank AG 0.210% 06/15/24 (09/06/12) (a)(b)	9,755,000	9,755,000
NV Reno
ReTrac-Reno Transportation Rail Access Corridor, Series 2008, LOC: Bank of New York 0.180% 06/01/42 (09/04/12) (a)(b)	40,970,000	40,970,000
Nevada Total		59,825,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
New Hampshire – 0.3%
NH Health & Education Facilities Authority
Frisbie Memorial Hospital, Series 2006, LOC: TD Bank N.A. 0.150% 10/01/36 (09/06/12) (a)(b)	11,300,000	11,300,000
New Hampshire Total		11,300,000
New Jersey – 1.3%
NJ Deutsche Bank Spears/Lifers Trust
New Jersey State Transportation Trust Fund Authority: Series 2007-317, Insured: FSA, LIQ FAC: Deutsche Bank AG 0.240% 12/15/33 (09/06/12) (a)(b)	28,745,000	28,745,000
Series 2007-452, Insured: NPFGC, GTY AGMT: Deutsche Bank AG 0.270% 12/15/33 (09/06/12) (a)(b)	18,935,000	18,935,000
NJ Economic Development Authority
Series 2011, DPCE: State Appropriation, LIQ FAC: Citibank N.A. 0.520% 09/01/21 (09/06/12) (a)(b)(c)	6,940,000	6,940,000
NJ JPMorgan Chase Putters/Drivers Trust
Series 2009-3540Z, Insured: FSA, LIQ FAC: JPMorgan Chase Bank 0.320% 12/15/13 (09/06/12) (a)(b)(c)	2,780,000	2,780,000
New Jersey Total		57,400,000
New Mexico – 1.7%
NM Dona Ana County
Foamex LP, Series 1985, LOC: Wells Fargo Bank N.A. 0.230% 11/01/13 (09/06/12) (a)(b)	6,000,000	6,000,000

	Par ($)	Value ($)
NM Municipal Energy Acquisition Authority
Series 2009, SPA: Royal Bank of Canada 0.180% 11/01/39 (09/06/12) (a)(b)	69,680,000	69,680,000
New Mexico Total		75,680,000
New York – 11.2%
NY Amherst
Series 2012 A, 1.000% 07/18/13	3,025,000	3,043,485
NY Baldwinsville Central School District
New York State Aid Intercept Program, Series 2012, 1.000% 06/27/13	6,224,000	6,260,278
NY BB&T Municipal Trust
Series 2009-1037, LOC: Branch Banking & Trust 0.330% 06/01/17 (09/06/12) (a)(b)(c)	21,965,000	21,965,000
Series 2010-1039, LOC: Branch Banking & Trust 0.260% 06/01/25 (09/06/12) (a)(b)(c)	41,280,000	41,280,000
NY Erie County Industrial Development Agency
Series 2012, Credit Support: State Aid Withholding 1.000% 05/01/13	3,100,000	3,114,148
NY Housing Finance Agency
Ann/Nassau Realty LLC, 111 Nassau Street Housing, Series 2011 A, LOC: Landesbank Hessen-Thüringen 0.200% 11/01/44 (09/04/12) (a)(b)	4,505,000	4,505,000
Midtown West B LLC, 505 West 37th St.: Series 2009 A, LOC: Landesbank Hessen-Thüringen 0.280% 05/01/42 (09/05/12) (a)(b)	33,060,000	33,060,000
Series 2009 B, LOC: Landesbank Hessen-Thüringen 0.280% 05/01/42 (09/05/12) (a)(b)	51,000,000	51,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
NY Liberty Development Corp.
3 World Trade Center LLC: Series 2010 A1, Escrowed in U.S. Treasuries, 0.250% 12/01/50 (05/22/13) (a)(d)	50,000,000	50,000,000
Series 2011 A3, 0.250% 12/01/49 (05/22/13) (a)(d)	50,000,000	50,000,000
NY Metropolitan Transportation Authority
Series 2008 D2, LOC: Landesbank Hessen-Thüringen 0.210% 11/01/35 (09/04/12) (a)(b)	65,060,000	65,060,000
NY Mortgage Agency
Series 2012 173-A, 0.190% 04/01/40 (12/01/12) (a)(d)	1,000,000	1,000,000
Series 2012 174-A, 0.190% 04/01/23 (12/01/12) (a)(d)	7,000,000	7,000,000
Series 2012 174-B, 0.230% 04/01/23 (05/01/13) (a)(d)	5,000,000	5,000,000
NY New York City Health & Hospital Corp.
Series 2008 B, LOC: TD Bank N.A. 0.170% 02/15/31 (09/05/12) (a)(b)	4,400,000	4,400,000
NY New York City Housing Development Corp.
Series 2009 H-2, 0.250% 05/01/41 (06/28/13) (a)(d)	6,640,000	6,640,000
Series 2012 C, 0.270% 05/01/45 (02/01/13) (a)(d)	6,000,000	6,000,000
NY New York City Municipal Water Finance Authority
Series 2008 BB-2, SPA: Landesbank Hessen-Thüringen 0.210% 06/15/39 (09/04/12) (a)(b)	23,885,000	23,885,000
Series 2011 A-1, SPA: Mizuho Corporate Bank 0.170% 06/15/44 (09/04/12) (a)(b)	11,050,000	11,050,000

	Par ($)	Value ($)
NY New York City
Series 2004 H-4, LOC: Bank of New York 0.170% 03/01/34 (09/04/12) (a)(b)	21,705,000	21,705,000
Series 2008 J-6, LOC: Landesbank Hessen-Thüringen 0.220% 08/01/24 (09/04/12) (a)(b)	41,680,000	41,680,000
Series 2012 G-5, SPA: Wells Fargo Bank N.A. 0.160% 04/01/42 (09/04/12) (a)(b)	12,900,000	12,900,000
NY North Hempstead
Series 2011, 1.000% 10/05/12	15,000,000	15,009,851
NY Triborough Bridge & Tunnel Authority
Series 2007, SPA: JPMorgan Chase Bank 0.380% 01/01/19 (09/05/12) (a)(b)	2,610,000	2,610,000
New York Total		488,167,762
North Carolina – 2.6%
NC BB&T Municipal Trust
Series 2008-1008, LOC: Branch Banking & Trust 0.260% 03/01/24 (09/06/12) (a)(b)	11,315,000	11,315,000
Series 2008-1023, LOC: Branch Banking & Trust 0.260% 05/01/24 (09/06/12) (a)(b)(c)	3,975,000	3,975,000
Series 2008-1026, LOC: Branch Banking & Trust 0.260% 10/01/18 (09/06/12) (a)(b)(c)	9,475,000	9,475,000
NC Capital Facilities Finance Agency
0.180% 10/04/12	7,000,000	7,000,000
Barton College, Series 2004, LOC: Branch Banking & Trust 0.160% 07/01/19 (09/06/12) (a)(b)	3,700,000	3,700,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
High Point University: Series 2007, LOC: Branch Banking & Trust 0.160% 12/01/29 (09/06/12) (a)(b)	5,000,000	5,000,000
Series 2008, LOC: Branch Banking & Trust 0.160% 05/01/30 (09/06/12) (a)(b)	3,360,000	3,360,000
NC Forsyth County
Series 2004 A, SPA: Wells Fargo Bank N.A. 0.170% 03/01/25 (09/06/12) (a)(b)	7,110,000	7,110,000
NC Medical Care Commission
Deerfield Episcopal Retirement, Series 2008 B, LOC: Branch Banking & Trust 0.160% 11/01/38 (09/06/12) (a)(b)	5,000,000	5,000,000
J. Arthur Dosher Memorial Hospital, Series 1998 J, LOC: Branch Banking & Trust 0.160% 05/01/18 (09/06/12) (a)(b)	1,520,000	1,520,000
Novant Health Obligation Group, Series 2004 B, SPA: JPMorgan Chase Bank 0.180% 11/01/34 (09/05/12) (a)(b)	22,705,000	22,705,000
Southeastern Regional Medical Center, Series 2005, LOC: Branch Banking & Trust 0.160% 06/01/37 (09/06/12) (a)(b)	7,050,000	7,050,000
Westcare, Inc., Series 2002 A, LOC: Branch Banking & Trust 0.160% 09/01/22 (09/06/12) (a)(b)	6,100,000	6,100,000
NC State
Series 2002 E, SPA: Landesbank Hessen-Thüringen 0.180% 05/01/21 (09/05/12) (a)(b)	11,950,000	11,950,000

	Par ($)	Value ($)
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Habitat for Humanity of Wake County, Series 2007, LOC: Branch Banking & Trust 0.160% 11/01/32 (09/06/12) (a)(b)	4,000,000	4,000,000
NC Wake County
Series 2009 C, 5.000% 03/01/13	2,855,000	2,923,334
North Carolina Total		112,183,334
Ohio – 4.0%
OH Air Quality Development Authority
Ohio Valley Electric Corp., Series 2009 C, LOC: Bank of Tokyo-Mitsubishi UFJ 0.160% 02/01/26 (09/06/12) (a)(b)	3,600,000	3,600,000
OH Butler County Port Authority
Greater Miami Valley YMCA, Series 2007, LOC: JPMorgan Chase Bank 0.220% 09/01/37 (09/06/12) (a)(b)	9,875,000	9,875,000
OH Cleveland-Cuyahoga County Port Authority
The Park Synagogue, Series 2006, LOC: U.S. Bank N.A. 0.170% 01/01/31 (09/06/12) (a)(b)	9,655,000	9,655,000
OH Columbus Regional Airport Authority
Oasbo Program, Series 2004 A, LOC: U.S. Bank N.A. 0.170% 03/01/34 (09/06/12) (a)(b)	21,320,000	21,320,000
OH Cuyahoga County
Cleveland Hearing & Speech, Series 2008, LOC: PNC Bank N.A. 0.170% 06/01/38 (09/06/12) (a)(b)	4,790,000	4,790,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
OH Deutsche Bank Spears/Lifers Trust
Columbus Ohio Regional Airport Authority, Series 2008-488, GTY AGMT: Deutsche Bank AG 0.210% 01/01/28 (09/06/12) (a)(b)	4,950,000	4,950,000
OH Eclipse Funding Trust
Higher Educational Facility, University of Dayton, Series 2006, LOC: U.S. Bank N.A. 0.170% 12/01/33 (09/06/12) (a)(b)	5,890,000	5,890,000
OH Franklin County
OhioHealth Corp., Series 2011 B, 0.250% 11/15/33 (07/09/13) (a)(d)	18,045,000	18,045,000
Traditions Healthcare, Series 2005, LOC: U.S. Bank N.A. 0.170% 06/01/30 (09/06/12) (a)(b)	16,645,000	16,645,000
OH Geauga County
Sisters of Notre Dame, Series 2001, LOC: PNC Bank N.A. 0.220% 08/01/16 (09/06/12) (a)(b)	2,985,000	2,985,000
OH Higher Educational Facility Authority
Tiffin University, Series 2007, LOC: PNC Bank N.A. 0.170% 08/01/22 (09/06/12) (a)(b)	10,470,000	10,470,000
OH Huron County
Fisher-Titus Medical Center, Series 2003 A, LOC: PNC Bank N.A. 0.170% 12/01/27 (09/06/12) (a)(b)	9,575,000	9,575,000
Norwalk Area Health System, Series 2003, LOC: PNC Bank N.A. 0.170% 12/01/27 (09/06/12) (a)(b)	6,120,000	6,120,000

	Par ($)	Value ($)
OH Lima
Lima Memorial Hospital, Series 2007, LOC: JPMorgan Chase Bank 0.190% 04/01/37 (09/06/12) (a)(b)	20,350,000	20,350,000
OH Salem Civic Facility
Salem Community Center, Inc., Series 2001, LOC: PNC Bank N.A. 0.220% 06/01/27 (09/06/12) (a)(b)	7,135,000	7,135,000
OH Stark County Port Authority
Community Action Agency, Series 2001, LOC: JPMorgan Chase Bank 0.250% 12/01/22 (09/06/12) (a)(b)	3,100,000	3,100,000
OH State University
0.180% 10/04/12	14,485,000	14,485,000
OH Zanesville Muskingum County Port Authority
Grove City Church, Series 2006, LOC: PNC Bank N.A. 0.220% 02/01/24 (09/06/12) (a)(b)	7,630,000	7,630,000
Ohio Total		176,620,000
Oklahoma – 0.2%
OK Industries Authority
Casady School, Series 1998, LOC: JPMorgan Chase Bank 0.280% 08/01/18 (09/06/12) (a)(b)	970,000	970,000
OK Tulsa Industrial Authority
Justin Industries, Inc., Series 1984, LOC: JPMorgan Chase Bank 0.190% 10/01/14 (09/06/12) (a)(b)	6,335,000	6,335,000
Oklahoma Total		7,305,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
Pennsylvania – 7.2%
PA Adams County Industrial Development Authority
Brethren Home Community, Series 2007, LOC: PNC Bank N.A. 0.150% 06/01/32 (09/06/12) (a)(b)	8,240,000	8,240,000
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center, Series 2006 A, LOC: PNC Bank N.A. 0.170% 05/01/26 (09/06/12) (a)(b)	22,000,000	22,000,000
PA Allegheny County Industrial Development Authority
Our Lady Sacred Heart High School, Series 2002, LOC: PNC Bank N.A. 0.170% 06/01/22 (09/06/12) (a)(b)	1,890,000	1,890,000
PA Deutsche Bank Spears/Lifers Trust
Westmoreland County Municipal Authority, Series 2007-301, GTY AGMT: Deutsche Bank AG 0.230% 08/15/30 (09/06/12) (a)(b)	5,845,000	5,845,000
PA Emmaus General Authority
Series 1989 B-28, LOC: U.S. Bank N.A. 0.170% 03/01/24 (09/05/12) (a)(b)	2,600,000	2,600,000
Series 1989 B-29, LOC: U.S. Bank N.A. 0.170% 03/01/24 (09/05/12) (a)(b)	7,300,000	7,300,000
Series 1989 E-22, LOC: U.S. Bank N.A. 0.170% 03/01/24 (09/05/12) (a)(b)	11,300,000	11,300,000
Series 1989 F-27, LOC: U.S. Bank N.A. 0.170% 03/01/24 (09/05/12) (a)(b)	1,700,000	1,700,000
Series 1989 G-6, LOC: U.S. Bank N.A. 0.170% 03/01/24 (09/05/12) (a)(b)	1,400,000	1,400,000

	Par ($)	Value ($)
Series 2003 E-20, LOC: U.S. Bank N.A. 0.170% 03/01/24 (09/05/12) (a)(b)	6,000,000	6,000,000
PA Haverford Township School District
Series 2009, LOC: TD Bank N.A. 0.180% 03/01/30 (09/06/12) (a)(b)	4,100,000	4,100,000
PA Higher Educational Facilities Authority
Mount Aloysius College, Series 2003 L3, LOC: PNC Bank N.A. 0.170% 05/01/28 (09/06/12) (a)(b)	5,000,000	5,000,000
PA North Penn Water Authority
Series 2008, LOC: U.S. Bank N.A. 0.180% 11/01/24 (09/06/12) (a)(b)	7,000,000	7,000,000
PA Northampton County Higher Education Authority
Lehigh University, Series 2006 A, 0.160% 11/15/21 (09/06/12) (a)(d)	4,090,000	4,090,000
PA Philadelphia Authority for Industrial Development
NewCourtland Elder Services, Series 2007, LOC: PNC Bank N.A. 0.170% 03/01/26 (09/06/12) (a)(b)	6,940,000	6,940,000
PA Public School Building Authority
Park School Project: Series 2009 A, LOC: PNC Bank N.A. 0.170% 08/01/30 (09/06/12) (a)(b)	9,745,000	9,745,000
Series 2009 B, LOC: PNC Bank N.A. 0.170% 05/15/20 (09/06/12) (a)(b)	12,485,000	12,485,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
PA RBC Municipal Products, Inc. Trust
Berks County PA Reading Hospital & Medical Center, Series 2011 C-15, LOC: Royal Bank of Canada 0.170% 11/01/12 (09/06/12) (a)(b)(c)	9,970,000	9,970,000
Bethlehem PA Area School District, Series 2011 E-31, LOC: Royal Bank of Canada 0.170% 05/01/14 (09/06/12) (a)(b)(c)	5,000,000	5,000,000
Hempfield PA School District, Series 2011 E-30, LOC: Royal Bank of Canada 0.170% 08/01/25 (09/06/12) (a)(b)(c)	5,280,000	5,280,000
Manhein Township PA School District, Series 2011 E-28, LOC: Royal Bank of Canada 0.170% 12/12/14 (09/06/12) (a)(b)(c)	13,680,000	13,680,000
Pennsylvania State Turnpike Commission, Series 2011 E-22, LOC: Royal Bank of Canada 0.170% 12/01/38 (09/06/12) (a)(b)(c)	15,955,000	15,955,000
University of Pittsburgh Medical Center, Series 2010 E-16, LOC: Royal Bank of Canada 0.170% 04/15/39 (09/06/12) (a)(b)(c)	39,420,000	39,420,000
PA Ridley School District
Series 2009, LOC: TD Bank N.A. 0.180% 11/01/29 (09/06/12) (a)(b)	3,660,000	3,660,000
PA St. Mary Hospital Authority
Catholic Health Initiatives, Series 2004 B, SPA: Landesbank Hessen-Thüringen 0.240% 03/01/32 (09/05/12) (a)(b)	17,200,000	17,200,000
PA Turnpike Commission
Multi-Modal, Series 2010 A-2, SPA: JPMorgan Chase Bank 0.180% 12/01/35 (09/06/12) (a)(b)	75,615,000	75,615,000

	Par ($)	Value ($)
PA University of Pittsburgh
Series 2012, 2.000% 07/02/13	12,000,000	12,178,610
Pennsylvania Total		315,593,610
Rhode Island – 0.7%
RI Health & Educational Building Corp.
Brown University, Higher Education Facilities, Series 2003 B, 0.160% 09/01/43 (09/06/12) (a)(d)	29,995,000	29,995,000
Rhode Island Total		29,995,000
South Carolina – 0.9%
SC Charleston County School District Development Corp.
Series 2012, Credit Support: South Carolina School District Credit Enhancement Program, 2.250% 05/13/13	6,190,000	6,279,026
SC JPMorgan Chase Putters/Drivers Trust
Anderson County SC School District #5, Series 2012-4218, Credit Support: South Carolina School District Credit Enhancement Program, Insured: AGMC, LIQ FAC: JPMorgan Chase Bank 0.200% 08/01/16 (09/06/12) (a)(b)(c)	8,980,000	8,980,000
SC Lexington & Richland School District No. 5
Series 2012 A, Credit Support: South Carolina School District Credit Enhancement Program 2.000% 03/01/13	15,000,000	15,135,307
SC Puttable Floating Option Tax-Exempt Receipts
P-Floats-PT-4550, Series 2008, GTY AGMT: FHLMC 0.410% 03/01/49 (09/06/12) (a)(b)	9,940,000	9,940,000
South Carolina Total		40,334,333

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
South Dakota – 0.4%
SD Housing Development Authority
Homeownership Mortgage, Series 2003 C-1, SPA: Landesbank Hessen-Thüringen 0.260% 05/01/32 (09/06/12) (a)(b)	3,900,000	3,900,000
SD Sioux Falls
Series 2007-1886, GTY AGMT: Wells Fargo Bank N.A. 0.210% 11/15/33 (09/06/12) (a)(b)	12,165,000	12,165,000
South Dakota Total		16,065,000
Tennessee – 0.3%
TN Blount County Public Building Authority
Series 2009 E-7-A, LOC: Branch Banking & Trust 0.160% 06/01/39 (09/05/12) (a)(b)	5,370,000	5,370,000
Series 2009 E-8-A, LOC: Branch Banking & Trust 0.160% 06/01/37 (09/05/12) (a)(b)	1,470,000	1,470,000
Series 2009 E-9-A, LOC: Branch Banking & Trust 0.160% 06/01/30 (09/05/12) (a)(b)	5,000,000	5,000,000
TN Hawkins County Industrial Development Board
Leggett & Platt, Inc., Series 1988 B, LOC: Wells Fargo Bank N.A. 0.360% 10/01/27 (09/05/12) (a)(b)	1,750,000	1,750,000
Tennessee Total		13,590,000
Texas – 4.5%
TX Bexar County Housing Finance Corp.
Multi-Family Housing, Perrin Park Apartments, Series 1996, LOC: Northern Trust Co. 0.190% 06/01/28 (09/06/12) (a)(b)	10,375,000	10,375,000

	Par ($)	Value ($)
TX Deutsche Bank Spears/Lifers Trust
Caddo Mills Texas Independent School District, Series 2008-473, Insured: PSF, GTY AGMT: Deutsche Bank AG 0.240% 08/15/42 (09/06/12) (a)(b)	10,320,000	10,320,000
Houston Taxes Utility Systems, Series 2008-511, GTY AGMT: Deutsche Bank AG 0.240% 11/15/25 (09/06/12) (a)(b)	12,615,000	12,615,000
Lovejoy Independent School District, Series 2008-514, GTY AGMT: PSF, LIQ FAC: Deutsche Bank AG 0.210% 02/15/38 (09/06/12) (a)(b)	3,520,000	3,520,000
Victoria Independent School District, Series 2008-604, GTY AGMT: PSF, LIQ FAC: Deutsche Bank AG 0.210% 02/15/37 (09/06/12) (a)(b)	7,665,000	7,665,000
TX Gregg County Housing Finance Corp.
Bailey Properties LLC, Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA 0.170% 02/15/23 (09/06/12) (a)(b)	4,565,000	4,565,000
Summer Green LLC, Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA 0.170% 02/15/23 (09/06/12) (a)(b)	2,360,000	2,360,000
TX Harris County Cultural Education Facilities Finance Corp.
Memorial Hermann Hospital System, Series 2008 D-3, LOC: Northern Trust Co. 0.160% 06/01/29 (09/06/12) (a)(b)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Harris County Health Facilities Development Corp.
Gulf Coast Regional Blood Center, Series 1992, LOC: JPMorgan Chase Bank 0.280% 04/01/17 (09/06/12) (a)(b)	1,350,000	1,350,000
TX Harris County Industrial Development Corp.
Baytank, Inc., Series 1998, LOC: Den Norske Bank 0.180% 02/01/20 (09/05/12) (a)(b)	8,000,000	8,000,000
TX JPMorgan Chase Putters/Drivers Trust
Richardson TX Independent School District, Series 2012-4238, Insured: PSF, LIQ FAC: Deutsche Bank AG 0.210% 02/15/19 (09/06/12) (a)(b)(c)	3,320,000	3,320,000
Lake Travis TX Independent School District, Series 2012-4239, Insured: PSF, LIQ FAC: Deutsche Bank AG 0.210% 02/15/19 (09/06/12) (a)(b)(c)	3,750,000	3,750,000
Sheldon TX Independent School District, Series 2012-4245, Insured: PSF, LIQ FAC: Deutsche Bank AG 0.210% 02/15/15 (09/06/12) (a)(b)(c)	5,690,000	5,690,000
Series 2012-4262, LIQ FAC: JPMorgan Chase Bank 0.200% 08/30/13 (09/04/12) (a)(b)(c)	19,700,000	19,700,000
TX Mesquite Independent School District
Series 2003 A, Insured: PSF, SPA: JPMorgan Chase Bank 0.210% 08/01/29 (09/06/12) (a)(b)	18,960,000	18,960,000
TX RBC Municipal Products, Inc. Trust
Harris County Texas Cultural Educational Facility, Memorial Hermann Healthcare System, Series 2011 E-18, LOC: Royal Bank of Canada 0.170% 06/01/32 (09/06/12) (a)(b)(c)	17,000,000	17,000,000

	Par ($)	Value ($)
TX Round Rock Independent School District
Series 2007, Guarantor: PSF, LIQ FAC: Wells Fargo Bank N.A. 0.190% 08/01/32 (09/06/12) (a)(b)	10,795,000	10,795,000
TX San Antonio Education Facilities Corp.
University of the Incarnate Word, Series 2001, LOC: JPMorgan Chase Bank 0.230% 12/01/21 (09/06/12) (a)(b)	5,160,000	5,160,000
TX State
Series 2012 A, LIQ FAC: State Street Bank & Trust Co. 0.170% 12/01/42 (09/05/12) (a)(b)	8,335,000	8,335,000
TX Tarrant County Cultural Educational Facilities Finance Corp.
Baylor Healthcare System, Series 2011, LOC: Northern Trust Co. 0.160% 11/15/50 (09/05/12) (a)(b)	3,500,000	3,500,000
TX Thruway Authority
0.230% 11/07/12	6,000,000	6,000,000
0.240% 10/16/12	7,000,000	7,000,000
0.240% 10/30/12	13,000,000	13,000,000
TX University of Texas
Financing System, Series 2007 B, LIQ FAC: University of Texas Board of Regents 0.140% 08/01/34 (09/06/12) (a)(b)	10,320,000	10,320,000
Texas Total		198,300,000
Utah – 0.1%
UT Housing Corp.
Multi-Family Housing, Miller Timbergate Apartments LLC, Series 2009 A, LIQ FAC: FHLMC, GTY AGMT: FNMA 0.220% 04/01/42 (09/06/12) (a)(b)	3,125,000	3,125,000
Utah Total		3,125,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
Vermont – 0.2%
VT Educational & Health Buildings Financing Agency
Brattleboro Memorial Hospital, Series 2011 A, LOC: TD Bank N.A. 0.160% 12/01/31 (09/06/12) (a)(b)	7,300,000	7,300,000
Vermont Total		7,300,000
Virginia – 1.1%
VA Chesapeake Redevelopment & Housing Authority
Great Bridge Apartments LLC, Series 2008 A, DPCE: FNMA, LIQ FAC: FNMA 0.190% 01/15/41 (09/06/12) (a)(b)	18,625,000	18,625,000
VA Fairfax County Industrial Development Authority
Inova Health System Foundation, Fairfax Hospital: Series 1988 C, LOC: Northern Trust Co. 0.170% 10/01/25 (09/05/12) (a)(b) 8,200,000 8,200,000 Series 1988 D, LOC: Northern Trust Co. 0.170% 10/01/25 (09/05/12) (a)(b)	3,800,000	3,800,000
VA Loudoun County Industrial Development Authority
Jack Kent Cooke Foundation, Series 2004, LOC: Northern Trust Co. 0.170% 06/01/34 (09/05/12) (a)(b)	12,500,000	12,500,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc., Series 2005 B, LOC: Branch Banking & Trust 0.160% 01/01/35 (09/06/12) (a)(b)	4,040,000	4,040,000
Virginia Total		47,165,000

	Par ($)	Value ($)
Washington – 0.8%
WA Deutsche Bank Spears/Lifers Trust
King County, Series 2008-598, LIQ FAC: Deutsche Bank AG 0.210% 01/01/28 (09/06/12) (a)(b)	7,000,000	7,000,000
Washington State, Series 2008-599, LIQ FAC: Deutsche Bank AG 0.210% 01/01/30 (09/06/12) (a)(b)	9,805,000	9,805,000
WA Eclipse Funding Trust
King County, Series 2007, LOC: U.S. Bank N.A. 0.170% 12/01/31 (09/06/12) (a)(b)	3,350,000	3,350,000
WA Housing Finance Commission
Artspace Everett LP, Series 2008 B, Credit Support: FHLMC, LIQ FAC: FHLMC 0.170% 12/01/41 (09/05/12) (a)(b)	3,200,000	3,200,000
Pioneer Human Services, Series 2009 D, LOC: U.S. Bank N.A. 0.180% 07/01/29 (09/05/12) (a)(b)	2,305,000	2,305,000
Single Family Housing, Series 2009, DPCE: GNMA/FNMA/FHLMC, LIQ FAC: State Street Bank & Trust Co. 0.160% 06/01/39 (09/06/12) (a)(b)	6,000,000	6,000,000
The Evergreen School, Series 2002, LOC: Wells Fargo Bank N.A. 0.270% 07/01/28 (09/06/12) (a)(b)	1,320,000	1,320,000
WA Seattle Housing Authority
Bayview Manor Homes, Series 1994 B, LOC: U.S. Bank N.A. 0.160% 05/01/19 (09/06/12) (a)(b)	1,905,000	1,905,000
Washington Total		34,885,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

Municipal Bonds (continued)

	Par ($)	Value ($)
West Virginia – 0.5%
WV Deutsche Bank Spears/Lifers Trust
Series 2007-385, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.290% 04/01/30 (09/06/12) (a)(b)	2,605,000	2,605,000
WV Economic Development Authority
Appalachian Power Co., Series 2009 B, LOC: Sumitomo Mitsui Banking 0.160% 12/01/42 (09/06/12) (a)(b)	16,600,000	16,600,000
WV Hospital Finance Authority
West Virginia University Hospital, Series 2009 A, LOC: Branch Banking & Trust 0.160% 06/01/33 (09/06/12) (a)(b)	3,000,000	3,000,000
West Virginia Total		22,205,000
Wisconsin – 1.2%
WI Health & Educational Facilities Authority
Aurora Health Care, Inc., Series 2012 D, LOC: Bank of Montreal 0.150% 07/15/28 (09/06/12) (a)(b)	33,325,000	33,325,000
Bay Area Medical Center, Inc., Series 2008, LOC: Harris N.A. 0.190% 02/01/38 (09/04/12) (a)(b)	15,300,000	15,300,000

	Par ($)	Value ($)
WI Housing & Economic Development Authority
Series 2003 E, Insured: Government of Authority, SPA: FHLB 0.280% 05/01/43 (09/05/12) (a)(b)	4,135,000	4,135,000
Wisconsin Total		52,760,000
Total Municipal Bonds (cost of $4,404,522,173)		4,404,522,173
Total Investments – 100.6% (cost of $4,404,522,173) (f)		4,404,522,173
Other Assets & Liabilities, Net – (0.6)%		(27,011,468)
Net Assets – 100.0%		4,377,510,705

Notes to Investment Portfolio:

(a)  Parenthetical date represents the effective maturity date for the security.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2012.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, these securities, which are not illiquid, amounted to $386,355,000 or 8.8% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2012.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $4,404,522,173.

The following table summarizes the inputs used, as of August 31, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$4,404,522,173	$—	$4,404,522,173
Total Investments	$—	$4,404,522,173	$—	$4,404,522,173

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2012

At August 31, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	100.6
Other Assets & Liabilities, Net	(0.6)
100.0

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
BHAC	Berkshire Hathaway Assurance Corp.
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – BofA Tax-Exempt Reserves
August 31, 2012

		($)
Assets	Investments, at amortized cost approximating value	4,404,522,173
	Cash	6,970
	Receivable for:
	Fund shares sold	1,075
	Interest	5,188,095
	Trustees' deferred compensation plan	22,263
	Prepaid expenses	67,204
	Total Assets	4,409,807,780
Liabilities	Expense reimbursement due to investment advisor	15,855
	Payable for:
	Investments purchased	4,139,049
	Investments purchased on a delayed delivery basis	27,230,090
	Fund shares repurchased	50,000
	Distributions	1,296
	Investment advisory fee	541,332
	Administration fee	142,696
	Pricing and bookkeeping fees	22,786
	Transfer agent fee	10,690
	Trustees' fees	5,494
	Custody fee	15,579
	Chief compliance officer expenses	2,516
	Trustees' deferred compensation plan	22,263
	Other liabilities	97,429
	Total Liabilities	32,297,075
	Net Assets	4,377,510,705
Net Assets Consist of	Paid-in capital	4,377,464,556
	Undistributed net investment income	241,209
	Accumulated net realized loss	(195,060)
	Net Assets	4,377,510,705

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – BofA Tax-Exempt Reserves
August 31, 2012

Adviser Class Shares	Net assets	$5,638,451
	Shares outstanding	5,638,639
	Net asset value per share	$1.00
Capital Class Shares (1)	Net assets	$1,104,176,949
	Shares outstanding	1,104,214,292
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$7,429,413
	Shares outstanding	7,429,654
	Net asset value per share	$1.00
Institutional Capital Shares (1)	Net assets	$360,030,712
	Shares outstanding	360,042,649
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$61,654,376
	Shares outstanding	61,656,444
	Net asset value per share	$1.00
Investor Class Shares (1)	Net assets	$4,261,464
	Shares outstanding	4,261,603
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$217,898
	Shares outstanding	217,905
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$2,834,101,442
	Shares outstanding	2,834,197,536
	Net asset value per share	$1.00

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statement of Operations – BofA Tax-Exempt Reserves
For the Year Ended August 31, 2012

		($)
Investment Income	Interest	10,180,321
Expenses	Investment advisory fee	7,223,780
	Administration fee	4,675,853
	Distribution fee:
	Class A Shares (1)	58
	Daily Class Shares	19,450
	Investor Class Shares (1)	4,168
	Service fee:
	Adviser Class Shares	20,543
	Class A Shares (1)	144
	Daily Class Shares	13,893
	Investor Class Shares (1)	10,421
	Liquidity Class Shares	545
	Retail A Shares (1)	532
	Shareholder administration fee:
	Class A Shares (1)	58
	Institutional Class Shares	31,623
	Trust Class Shares	3,146,191
	Transfer agent fee	92,014
	Pricing and bookkeeping fees	220,847
	Trustees' fees	76,683
	Custody fee	67,191
	Chief compliance officer expenses	14,347
	Other expenses	506,939
	Total Expenses	16,125,280
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(3,634,425)
	Fees waived by distributor:
	Adviser Class Shares	(18,820)
	Class A Shares (1)	(240)
	Daily Class Shares	(32,334)
	Institutional Capital Shares (1)	(25)
	Institutional Class Shares	(18,014)
	Investor Class Shares (1)	(13,793)
	Liquidity Class Shares	(500)
	Retail A Shares (1)	(339)
	Trust Class Shares	(2,534,016)
	Expense reductions	(429)
	Net Expenses	9,872,345
	Net Investment Income	307,976
	Net realized loss on investments	(195,060)
	Net Increase Resulting from Operations	112,916

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – BofA Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2012 ($)	2011 ($)
Operations	Net investment income	307,976	2,552,603
	Net realized gain (loss) on investments	(195,060)	579,196
	Net increase resulting from operations	112,916	3,131,799
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(943)	—
	Capital Class Shares (1)	(387,277)	(1,618,680)
	Class A Shares (1)	—	(13)
	Daily Class Shares	(652)	(40)
	G-Trust Shares (1)	—	(362,830)
	Institutional Capital Shares (1)	(119,639)	—
	Institutional Class Shares	(12,510)	(92,088)
	Investor Class Shares (1)	(592)	(12)
	Liquidity Class Shares	(28)	(113)
	Retail A Shares (1)	—	(1,877)
	Trust Class Shares	(417,590)	(475,187)
	From net realized gains:
	Adviser Class Shares	(848)	(52)
	Capital Class Shares (1)	(140,861)	(7,325)
	Class A Shares (1)	—	(3)
	Daily Class Shares	(600)	(37)
	G-Trust Shares (1)	—	(1,539)
	Institutional Capital Shares (1)	(43,185)	—
	Institutional Class Shares	(8,497)	(391)
	Investor Class Shares (1)	(539)	(7)
	Liquidity Class Shares	(26)	(23)
	Retail A Shares (1)	—	(33)
	Trust Class Shares	(383,075)	(12,623)
	Total distributions to shareholders	(1,516,862)	(2,572,873)
	Net Capital Stock Transactions	(330,773,237)	(1,293,022,193)
	Total decrease in net assets	(332,177,183)	(1,292,463,267)
Net Assets	Beginning of period	4,709,687,888	6,002,151,155
	End of period	4,377,510,705	4,709,687,888
	Undistributed net investment income at end of period	241,209	1,011,131

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – BofA Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2012		2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	29,104,336	29,104,336	184,222,477	184,222,477
Distributions reinvested	362	362	13	13
Redemptions	(35,259,406)	(35,259,406)	(221,150,137)	(221,150,137)
Net decrease	(6,154,708)	(6,154,708)	(36,927,647)	(36,927,647)
Capital Class Shares (1)
Subscriptions	2,226,712,244	2,226,712,244	4,567,045,685	4,567,045,685
Conversion	7,263,638	7,263,638	—	—
Distributions reinvested	52,273	52,273	353,235	353,235
Redemptions	(2,335,011,703)	(2,335,011,703)	(5,265,182,780)	(5,265,182,780)
Net decrease	(100,983,548)	(100,983,548)	(697,783,860)	(697,783,860)
Class A Shares (1)
Subscriptions	275	275	4,310	4,310
Conversion	(700,348)	(700,348)	—	—
Distributions reinvested	—	—	3	3
Redemptions	(2,591)	(2,591)	(476,102)	(476,102)
Net decrease	(702,664)	(702,664)	(471,789)	(471,789)
Daily Class Shares
Subscriptions	11,391,480	11,391,480	14,409,950	14,409,950
Redemptions	(10,053,610)	(10,053,610)	(46,519,740)	(46,519,740)
Net increase (decrease)	1,337,870	1,337,870	(32,109,790)	(32,109,790)
Institutional Capital Shares (1)
Subscriptions	322,885,927	322,885,927	325,419,727	325,419,727
Distributions reinvested	11	11	27	27
Redemptions	(291,367,848)	(291,367,848)	(421,306,304)	(421,306,304)
Net increase (decrease)	31,518,090	31,518,090	(95,886,550)	(95,886,550)
Institutional Class Shares
Subscriptions	352,562,125	352,562,125	700,538,756	700,538,756
Distributions reinvested	11,158	11,158	51,755	51,755
Redemptions	(379,530,414)	(379,530,414)	(799,953,176)	(799,953,176)
Net decrease	(26,957,131)	(26,957,131)	(99,362,665)	(99,362,665)
Investor Class Shares (1)
Subscriptions	38,808,291	38,808,291	9,622,470	9,622,470
Conversion	700,348	700,348	—	—
Distributions reinvested	442	442	5	6
Redemptions	(37,780,694)	(37,780,694)	(8,422,603)	(8,422,603)
Net increase	1,728,387	1,728,387	1,199,872	1,199,873

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – BofA Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2012		2011
	Shares	Dollars ($)	Shares	Dollars ($)
Liquidity Class Shares
Distributions reinvested	54	54	134	134
Redemptions	—	—	(12,193,094)	(12,193,094)
Net increase (decrease)	54	54	(12,192,960)	(12,192,960)
Retail A Shares (1)
Subscriptions	107,979	107,979	1,029,082	1,029,082
Conversion	(7,263,638)	(7,263,638)	—	—
Distributions reinvested	—	—	1,872	1,872
Redemptions	(47,952)	(47,954)	(3,654,842)	(3,654,842)
Net decrease	(7,203,611)	(7,203,613)	(2,623,888)	(2,623,888)
Trust Class Shares
Subscriptions	2,652,443,096	2,652,443,096	2,533,937,683	2,533,937,683
Distributions reinvested	1,992	1,992	4,494	4,494
Redemptions	(2,875,801,062)	(2,875,801,062)	(2,850,805,094)	(2,850,805,094)
Net decrease	(223,355,974)	(223,355,974)	(316,862,917)	(316,862,917)

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(e)	0.0089	0.0229
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(e)	— (e)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(e)	0.0089	0.0229
Less Distributions to Shareholders:
From net investment income	—	(d)	—		—	(e)	(0.0089)	(0.0229)
From net realized gains	—	(d)	—	(d)	—		—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(e)	(0.0089)	(0.0229)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.02%		0.00	%(h)	0.00	%(h)	0.89%	2.32	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.21%		0.31%		0.35%		0.48%	0.45%
Waiver/Reimbursement	0.30%		0.21%		0.17%		0.05%	0.06%
Net investment income (j)	—		—	%(h)	—	%(h)	0.78%	2.11	%(i)
Net assets, end of period (000s)	$5,638		$11,797		$48,725		$71,050	$110,969

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2012 (a)		2011 (b)	2010 (c)(d)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.001	0.0014	0.0113	0.0254
Net realized gain (loss) on investments	—	(e)	— (e)	— (f)	— (f)	—	(f)
Total from investment operations	—	(e)	0.001	0.0014	0.0113	0.0254
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)	(0.0014)	(0.0113)	(0.0254)
From net realized gains	—	(e)	— (e)	—	—	—
Total distributions to shareholders	—	(e)	(0.001)	(0.0014)	(0.0113)	(0.0254)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (g)(h)	0.04%		0.10%	0.13%	1.14%	2.57	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.19%		0.20%	0.20%	0.23%	0.20%
Waiver/Reimbursement	0.08%		0.07%	0.07%	0.05%	0.06%
Net investment income (j)	0.02%		0.10%	0.14%	1.03%	2.40	%(i)
Net assets, end of period (000s)	$1,104,177		$1,205,520	$1,903,203	$3,922,964	$2,750,559

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(e)	0.0062	0.0194
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(e)	— (e)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(e)	0.0062	0.0194
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.0062)	(0.0194)
From net realized gains	—	(d)	—	(d)	—		—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(e)	(0.0062)	(0.0194)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.02%		0.00	%(h)	0.00	%(h)	0.62%	1.96	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.21%		0.30%		0.34%		0.76%	0.80%
Waiver/Reimbursement	0.66%		0.57%		0.53%		0.12%	0.06%
Net investment income (j)	—	%(h)	—	%(h)	—		0.64%	1.56	%(i)
Net assets, end of period (000s)	$7,429		$6,093		$38,206		$59,499	$95,228

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2012 (a)		2011 (b)	2010 (c)(d)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.001	0.0014	0.0113	0.0254
Net realized gain (loss) on investments	—	(e)	— (e)	— (f)	— (f)	— (f)
Total from investment operations	—	(e)	0.001	0.0014	0.0113	0.0254
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)	(0.0014)	(0.0113)	(0.0254)
From net realized gains	—	(e)	— (e)	—	—	—
Total distributions to shareholders	—	(e)	(0.001)	(0.0014)	(0.0113)	(0.0254)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (g)(h)	0.04%		0.10%	0.13%	1.14%	2.57%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.19%		0.20%	0.20%	0.23%	0.20%
Waiver/Reimbursement	0.08%		0.07%	0.07%	0.05%	0.06%
Net investment income (i)	0.02%		0.10%	0.14%	1.14%	2.52%
Net assets, end of period (000s)	$360,031		$328,612	$424,460	$590,847	$708,813

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2012		2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.0010	0.0109	0.0250
Net realized gain (loss) on investments	—	(d)	— (d)	— (e)	— (e)	—	(e)
Total from investment operations	—	(d)	0.001	0.0010	0.0109	0.0250
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.0010)	(0.0109)	(0.0250)
From net realized gains	—	(d)	— (d)	—	—	—
Total distributions to shareholders	—	(d)	(0.001)	(0.0010)	(0.0109)	(0.0250)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.03%		0.06%	0.09%	1.10%	2.53	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.21%		0.23%	0.24%	0.27%	0.24%
Waiver/Reimbursement	0.10%		0.08%	0.07%	0.05%	0.06%
Net investment income (i)	—	%(j)	0.07%	0.10%	1.06%	2.31	%(h)
Net assets, end of period (000s)	$61,654		$88,637	$187,997	$445,549	$469,574

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2012 (a)		2011 (b)		2010 (c)(d)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(e)	—		0.0080	0.0219
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(f)	— (f)	—	(f)
Total from investment operations	—	(e)	—	(e)	—	(f)	0.0080	0.0219
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(f)	(0.0080)	(0.0219)
From net realized gains	—	(e)	—	(e)	—		—	—
Total distributions to shareholders	—	(e)	—	(e)	—	(f)	(0.0080)	(0.0219)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (g)(h)	0.02%		0.00	%(i)	0.00%		0.81%	2.21	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.21%		0.27%		0.34%		0.57%	0.55%
Waiver/Reimbursement	0.41%		0.35%		0.30%		0.06%	0.05%
Net investment income (k)	—		—	%(i)	—		0.86%	1.88	%(j)
Net assets, end of period (000s)	$4,261		$2,534		$1,333		$8,960	$13,214

(a)  On October 1, 2011, Class A shares were converted into Investor Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(i)  Rounds to less than 0.01%.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.0001	0.0098	0.0239
Net realized gain (loss) on investments	—	(d)	—	(d)	— (e)	— (e)	— (e)
Total from investment operations	—	(d)	—	(d)	0.0001	0.0098	0.0239
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.0001)	(0.0098)	(0.0239)
From net realized gains	—	(d)	—	(d)	—	—	—
Total distributions to shareholders	—	(d)	—	(d)	(0.0001)	(0.0098)	(0.0239)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.02%		0.00	%(h)	0.01%	0.99%	2.42%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.21%		0.31%		0.33%	0.38%	0.35%
Waiver/Reimbursement	0.30%		0.21%		0.19%	0.15%	0.16%
Net investment income (i)	—		—	%(h)	0.01%	1.11%	2.36%
Net assets, end of period (000s)	$218		$218		$12,412	$29,865	$77,169

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.0004	0.0103	0.0244
Net realized gain (loss) on investments	—	(d)	—	(d)	— (e)	— (e)	—	(e)
Total from investment operations	—	(d)	—	(d)	0.0004	0.0103	0.0244
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.0004)	(0.0103)	(0.0244)
From net realized gains	—	(d)	—	(d)	—	—	—
Total distributions to shareholders	—	(d)	—	(d)	(0.0004)	(0.0103)	(0.0244)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.02%		0.02%		0.04%	1.04%	2.47	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.21%		0.28%		0.30%	0.33%	0.30%
Waiver/Reimbursement	0.16%		0.09%		0.07%	0.05%	0.06%
Net investment income (i)	—		0.02%		0.04%	1.05%	2.24	%(h)
Net assets, end of period (000s)	$2,834,101		$3,058,369		$3,374,811	$5,587,196	$6,686,234

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – BofA Tax-Exempt Reserves
August 31, 2012

Note 1. Organization

BofA Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust ("the Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital Class, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Class A shares were converted into Investor Class shares and Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

BofA Tax-Exempt Reserves, August 31, 2012

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carry forward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2012, permanent book and tax basis differences resulting primarily from differing treatments for prior year undistributed tax-exempt income were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$(138,667)	$67	$138,600

BofA Tax-Exempt Reserves, August 31, 2012

The tax character of distributions paid during the years ended August 31, 2012 and August 31, 2011 were as follows:

	August 31,
Distributions paid from:	2012	2011
Tax-Exempt Income	$911,794	$2,475,804
Ordinary Income*	332,535	75,036
Long-Term Capital Gains	272,533	22,033

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$252,627	$—	$—

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

As of August 31, 2012, the Fund had post-Act capital losses as follows:

Short-Term Losses
$195,060

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Funds. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Funds and the other series of the Trust advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

BofA Tax-Exempt Reserves, August 31, 2012

For the year ended August 31, 2012, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2012, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BofA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

BofA Tax-Exempt Reserves, August 31, 2012

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Class A Shares*	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%**	0.25	%***
Servicing Plans:
Adviser Class Shares	0.25%	0.25%
Class A Shares*	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%**	0.25	%***
Retail A Shares****	0.09%	0.09%

*  On October 1, 2011, the Fund's Class A shares were converted into the Fund's Investor Class shares.

**  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2012 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2012. The amount of the waiver is included in the fees waived by shareholder service provider on the Statement of Operations.

***  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

****  On October 1, 2011, Retail A shares of the Fund converted into Capital Class shares of the Fund, which has not adopted a Servicing Plan for such share class.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A Shares*	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

*  On October 1, 2011, the Fund's Class A shares were converted into the Fund's Investor Class shares, which has not adopted a Servicing Plan for such share class.

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense

BofA Tax-Exempt Reserves, August 31, 2012

limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the

Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2012, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2015	2014	2013	recovery	ended 8/31/12
$3,240,857	$3,595,998	$4,982,934	$11,819,789	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. Previously, the Trust's eligible Trustees participated in a non-qualified deferred compensation plan which the Board voted to terminate on February 28, 2011. Balances related to compensation previously deferred by the trustees were paid out of Fund assets on March 8, 2012. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. There are no liabilities associated with the terminated deferred compensation plan, however there are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2012, these custody credits reduced total expenses by $429 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to October 28, 2011, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings were available for short-term liquidity or temporary or emergency purposes. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 was also accrued and apportioned to each fund

BofA Tax-Exempt Reserves, August 31, 2012

participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2012, the Fund did not borrow under these arrangements.

Note 7. Shareholder Concentration

The Fund's risks include, but are not limited to the following:

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Tax-Exempt Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2012, and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

Federal Income Tax Information (Unaudited) – BofA Tax-Exempt Reserves

For the fiscal year ended August 31, 2012, 97.07% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (149 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (149 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC (advisory firm), since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Peter T. Fariel (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005.

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004.
Thomas Loeffler (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2012)	Assistant General Counsel, Bank of America since July 2007; Vice President and Senior Attorney for United States Trust Company, National Association from February 2006 to July 2007.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Tax-Exempt Reserves

Annual Report, August 31, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-TER-42/265704-1012

BofATM Funds

Annual Report

August 31, 2012

BofA Treasury Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	7
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	13
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	29
Federal Income Tax Information	30
Fund Governance	31
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Treasury Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

03/01/12 – 08/31/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.43	0.70	0.71	0.14
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.43	0.70	0.71	0.14
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.43	0.70	0.71	0.14
Institutional Capital Shares	1,000.00	1,000.00	1,000.00	1,024.43	0.70	0.71	0.14
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.43	0.70	0.71	0.14
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.43	0.70	0.71	0.14
Investor II Class Shares	1,000.00	1,000.00	1,000.00	1,024.43	0.70	0.71	0.14
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.43	0.70	0.71	0.14
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.43	0.70	0.71	0.14

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Treasury Reserves

August 31, 2012

Government & Agency Obligations – 33.8%

	Par ($)	Value ($)
U.S. Government Obligations – 33.8%
U.S. Treasury Bill
0.143% 01/03/13 (a)	22,125,000	22,114,102
0.145% 01/10/13 (a)	44,245,000	44,221,655
U.S. Treasury Note
0.375% 09/30/12	66,000,000	66,014,268
0.375% 10/31/12	6,700,000	6,702,993
0.500% 11/30/12	293,800,000	294,035,435
0.500% 05/31/13	40,000,000	40,094,652
0.625% 01/31/13	134,470,000	134,721,790
1.125% 12/15/12	167,000,000	167,452,387
1.125% 06/15/13	116,745,000	117,595,400
1.375% 09/15/12	149,500,000	149,569,644
1.375% 10/15/12	147,000,000	147,214,274
1.375% 11/15/12	38,000,000	38,093,842
1.375% 01/15/13	360,845,000	362,458,036
1.375% 02/15/13	350,500,000	352,405,629
1.750% 04/15/13	196,505,000	198,408,554
2.875% 01/31/13	45,695,000	46,207,232
3.125% 04/30/13	106,750,000	108,818,350
3.375% 11/30/12	232,500,000	234,324,744
3.875% 10/31/12	96,350,000	96,936,508
3.875% 02/15/13	61,775,000	62,809,530
4.000% 11/15/12	134,000,000	135,056,553
U.S. Government Obligations Total		2,825,255,578
Total Government & Agency Obligations (cost of $2,825,255,578)		2,825,255,578
Repurchase Agreements – 66.1%
Repurchase agreement with ABN AMRO Bank US, dated 08/31/12, due 09/04/12 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 01/15/21, market value $306,000,067 (repurchase proceeds $300,006,000)	300,000,000	300,000,000

	Par ($)	Value ($)
Repurchase agreement with Bank of Nova Scotia, dated 08/31/12, due 09/04/12 at 0.170%, collateralized by U.S. Treasury obligations with various maturities to 05/15/14, market value $306,005,822 (repurchase proceeds $300,005,667)	300,000,000	300,000,000
Repurchase agreement with Barclays Capital, dated 08/31/12, due 09/04/12 at 0.190%, collateralized by U.S. Treasury obligations with various maturities to 04/15/16, market value $357,000,034 (repurchase proceeds $350,007,389)	350,000,000	350,000,000
Repurchase agreement with BNP Paribas, dated 08/31/12, due 09/04/12 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 03/31/17, market value $306,000,093 (repurchase proceeds $300,006,000)	300,000,000	300,000,000
Repurchase agreement with BNP Paribas, dated 08/31/12, due 09/04/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 08/20/42, market value $204,000,000 (repurchase proceeds $200,004,222)	200,000,000	200,000,000

See Accompanying Notes to Financial Statements.

2

BofA Treasury Reserves

August 31, 2012

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with Citibank N.A., dated 08/31/12, due 09/04/12 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 02/29/16, market value $438,600,081 (repurchase proceeds $430,008,600)	430,000,000	430,000,000
Repurchase agreement with Credit Agricole, dated 08/31/12, due 09/04/12 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 11/15/22, market value $408,000,052 (repurchase proceeds $400,008,000)	400,000,000	400,000,000
Repurchase agreement with Credit Suisse First Boston, dated 08/16/12, due 11/14/12 at 0.160%, collateralized by U.S. Treasury obligations with various maturities to 05/15/41, market value $102,000,048 (repurchase proceeds $100,040,000)	100,000,000	100,000,000
Repurchase agreement with Credit Suisse First Boston, dated 08/28/12, due 11/26/12 at 0.160%, collateralized by U.S. Treasury obligations with various maturities to 06/15/14, market value $81,600,098 (repurchase proceeds $80,032,000)	80,000,000	80,000,000

	Par ($)	Value ($)
Repurchase agreement with Credit Suisse First Boston, dated 08/31/12, due 09/04/12 at 0.170%, collateralized by U.S. Treasury obligations with various maturities to 11/30/15, market value $336,604,135 (repurchase proceeds $330,006,233)	330,000,000	330,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/31/12, due 09/04/12 at 0.190%, collateralized by U.S. Treasury obligations with various maturities to 07/15/15, market value $274,380,076 (repurchase proceeds $269,005,679)	269,000,000	269,000,000
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/12, due 09/04/12 at 0.020%, collateralized by U.S. Treasury obligations with various maturities to 02/15/19, market value $112,200,363 (repurchase proceeds $110,000,244)	110,000,000	110,000,000
Repurchase agreement with Goldman Sachs & Co., dated 08/31/12, due 09/04/12 at 0.120%, collateralized by U.S. Treasury obligations with various maturities to 02/15/19, market value $81,601,125 (repurchase proceeds $80,001,067)	80,000,000	80,000,000

See Accompanying Notes to Financial Statements.

3

BofA Treasury Reserves

August 31, 2012

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with Goldman Sachs & Co., dated 08/31/12, due 09/04/12 at 0.200%, collateralized by a corporate bond and a U.S. Government Agency obligation maturing 10/30/12, market value $85,460,999 (repurchase proceeds $82,971,844)	82,970,000	82,970,000
Repurchase agreement with HSBC Securities USA, Inc., dated 08/31/12, due 09/04/12 at 0.170%, collateralized by U.S. Treasury obligations with various maturities to 01/15/17, market value $204,000,073 (repurchase proceeds $200,003,778)	200,000,000	200,000,000
Repurchase agreement with J.P. Morgan Securities, dated 08/31/12, due 09/04/12 at 0.180%, collateralized by a U.S. Treasury obligation maturing 08/31/14, market value $81,601,943 (repurchase proceeds $80,001,600)	80,000,000	80,000,000
Repurchase agreement with J.P. Morgan Securities, dated 08/31/12, due 09/04/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 01/20/42, market value $204,002,483 (repurchase proceeds $200,004,222)	200,000,000	200,000,000

	Par ($)	Value ($)
Repurchase agreement with RBC Capital Markets, dated 08/31/12, due 09/04/12 at 0.140%, collateralized by a U.S. Treasury obligation maturing 05/15/21, market value $81,600,114 (repurchase proceeds $80,001,244)	80,000,000	80,000,000
Repurchase agreement with RBC Capital Markets, dated 08/31/12, due 09/04/12 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 08/20/42, market value $163,200,001 (repurchase proceeds $160,003,022)	160,000,000	160,000,000
Repurchase agreement with RBS Securities, Inc., dated 08/31/12, due 09/04/12 at 0.170%, collateralized by a U.S. Treasury obligation maturing 07/15/15, market value $204,004,165 (repurchase proceeds $200,003,778)	200,000,000	200,000,000
Repurchase agreement with Societe Generale, dated 08/31/12, due 09/04/12 at 0.180%, collateralized by a U.S. Treasury obligation maturing 04/15/28, market value $306,000,019 (repurchase proceeds $300,006,000)	300,000,000	300,000,000

See Accompanying Notes to Financial Statements.

4

BofA Treasury Reserves

August 31, 2012

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with Societe Generale, dated 08/31/12, due 09/04/12 at 0.190%, collateralized by U.S. Government obligations with various maturities to 02/20/41, market value $204,000,000 (repurchase proceeds $200,004,222)	200,000,000	200,000,000
Repurchase agreement with TD USA Securities, Inc., dated 08/31/12, due 09/04/12 at 0.160%, collateralized by U.S. Treasury obligations with various maturities to 02/14/13, market value $204,000,034 (repurchase proceeds $200,003,556)	200,000,000	200,000,000
Repurchase agreement with UBS Securities LLC, dated 08/21/12, due 11/19/12 at 0.160%, collateralized by U.S. Treasury obligations with various maturities to 08/15/42, market value $76,500,033 (repurchase proceeds $75,030,000)	75,000,000	75,000,000
Repurchase agreement with UBS Securities LLC, dated 08/31/12, due 09/04/12 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 02/15/38, market value $252,601,030 (repurchase proceeds $247,652,953)	247,648,000	247,648,000

	Par ($)	Value ($)
Repurchase agreement with UBS Securities LLC, dated 08/31/12, due 09/04/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 08/20/42, market value $204,000,000 (repurchase proceeds $200,004,222)	200,000,000	200,000,000
Repurchase agreement with UBS Securities LLC, dated 08/31/12, due 09/04/12 at 0.210%, collateralized by corporate bonds and U.S. Government Agency obligations with various maturities to 12/19/12, market value $42,734,701 (repurchase proceeds $41,490,968)	41,490,000	41,490,000
Total Repurchase Agreements (cost of $5,516,108,000)		5,516,108,000
Total Investments – 99.9% (cost of $8,341,363,578) (b)		8,341,363,578
Other Assets & Liabilities, Net – 0.1%		10,609,859
Net Assets – 100.0%		8,351,973,437

Notes to Investment Portfolio:

(a)  The rate shown represents the annualized yield at the date of purchase.

(b)  Cost for federal income tax purposes is $8,341,363,578.

See Accompanying Notes to Financial Statements.

5

BofA Treasury Reserves

August 31, 2012

The following table summarizes the inputs used, as of August 31, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$2,825,255,578	$—	$2,825,255,578
Total Repurchase Agreements	—	5,516,108,000	—	5,516,108,000
Total Investments	$—	$8,341,363,578	$—	$8,341,363,578

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	33.8
Repurchase Agreements	66.1
99.9
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – BofA Treasury Reserves
August 31, 2012

		($)
Assets	Investments, at amortized cost approximating value	2,825,255,578
	Repurchase agreements, at amortized cost approximating value	5,516,108,000
	Total investments, at value	8,341,363,578
	Cash	449
	Receivable for:
	Interest	11,564,129
	Expense reimbursement due from investment advisor	17,780
	Trustees' deferred compensation plan	45,859
	Prepaid expenses	108,107
	Total Assets	8,353,099,902
Liabilities	Payable for:
	Distributions	28,612
	Investment advisory fee	611,740
	Administration fee	251,411
	Pricing and bookkeeping fees	14,619
	Transfer agent fee	18,731
	Trustees' fees	7,854
	Custody fee	43,291
	Chief compliance officer expenses	3,774
	Trustees' deferred compensation plan	45,859
	Other liabilities	100,574
	Total Liabilities	1,126,465
	Net Assets	8,351,973,437
Net Assets Consist of	Paid-in capital	8,352,019,856
	Overdistributed net investment income	(46,419)
	Net Assets	8,351,973,437

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities (continued) – BofA Treasury Reserves
August 31, 2012

Adviser Class Shares	Net assets	$1,912,565,293
	Shares outstanding	1,912,554,668
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$5,462,494,376
	Shares outstanding	5,462,466,713
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$84,604,681
	Shares outstanding	84,604,198
	Net asset value per share	$1.00
Institutional Capital Shares (1)	Net assets	$411,743
	Shares outstanding	411,737
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$266,787,873
	Shares outstanding	266,786,282
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$5,580,018
	Shares outstanding	5,579,988
	Net asset value per share	$1.00
Investor II Class Shares (1)	Net assets	$103,034,465
	Shares outstanding	103,033,855
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$71,919,136
	Shares outstanding	71,918,683
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$444,575,852
	Shares outstanding	444,573,096
	Net asset value per share	$1.00

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

8

Statement of Operations – BofA Treasury Reserves
For the Year Ended August 31, 2012

		($)
Investment Income	Interest	9,786,202
Expenses	Investment advisory fee	12,460,757
	Administration fee	8,167,171
	Distribution fee:
	Daily Class Shares	392,722
	Investor Class Shares	6,521
	Investor II Class Shares (1)	95,993
	Service fee:
	Adviser Class Shares	6,231,260
	Daily Class Shares	280,516
	Investor Class Shares	16,302
	Investor II Class Shares (1)	239,984
	Liquidity Class Shares	251,132
	Shareholder administration fee:
	Institutional Class Shares	119,981
	Investor II Class Shares (1)	95,993
	Trust Class Shares	600,803
	Transfer agent fee	122,828
	Pricing and bookkeeping fees	152,491
	Trustees' fees	108,828
	Custody fee	194,746
	Chief compliance officer expenses	21,151
	Other expenses	640,194
	Total Expenses	30,199,373
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(12,447,967)
	Fees waived by distributor:
	Adviser Class Shares	(6,231,145)
	Daily Class Shares	(673,385)
	Institutional Class Shares	(120,632)
	Investor Class Shares	(22,832)
	Investor II Class Shares (1)	(432,158)
	Liquidity Class Shares	(252,025)
	Trust Class Shares	(601,535)
	Expense reductions	(3,276)
	Net Expenses	9,414,418
	Net Investment Income	371,784
	Net Increase Resulting from Operations	371,784

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – BofA Treasury Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2012 ($)	Year Ended August 31, 2011 ($)
Operations	Net investment income	371,784	208,917
	Net realized gain on investments	—	500,764
	Net increase resulting from operations	371,784	709,681
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(103,465)	(101)
	Capital Class Shares	(220,534)	(206,304)
	Daily Class Shares	(4,342)	—
	Institutional Capital Shares (1)	(1,155)	—
	Institutional Class Shares	(11,873)	(2,225)
	Investor Class Shares	(267)	—
	Investor II Class Shares (1)	(4,352)	—
	Liquidity Class Shares	(3,451)	—
	Trust Class Shares	(22,342)	—
	From net realized gains:
	Adviser Class Shares	(50,998)	—
	Capital Class Shares	(91,221)	—
	Daily Class Shares	(2,492)	—
	Institutional Capital Shares (1)	(2)	—
	Institutional Class Shares	(6,651)	—
	Investor Class Shares	(144)	—
	Investor II Class Shares (1)	(1,736)	—
	Liquidity Class Shares	(2,271)	—
	Trust Class Shares	(14,521)	—
	Total distributions to shareholders	(541,817)	(208,630)
	Net Capital Stock Transactions	(246,793,481)	(1,281,678,858)
	Contribution from advisor (See Note 7)	—	3,865,298
	Total decrease in net assets	(246,963,514)	(1,277,312,509)
Net Assets	Beginning of period	8,598,936,951	9,876,249,460
	End of period	8,351,973,437	8,598,936,951
	Overdistributed net investment income at end of period	(46,419)	(53,808)

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets (continued) – BofA Treasury Reserves

	Capital Stock Activity
	Year Ended August 31,
	2012		2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	8,162,867,262	8,162,867,262	12,106,323,702	12,106,323,702
Distributions reinvested	8,557	8,557	7	7
Redemptions	(9,184,045,588)	(9,184,045,588)	(12,921,820,706)	(12,921,820,706)
Net decrease	(1,021,169,769)	(1,021,169,769)	(815,496,997)	(815,496,997)
Capital Class Shares
Subscriptions	23,479,331,702	23,479,331,702	22,182,062,900	22,182,062,900
Distributions reinvested	229,246	229,246	75,283	75,283
Redemptions	(22,472,802,685)	(22,472,802,685)	(21,513,013,385)	(21,513,013,385)
Net increase	1,006,758,263	1,006,758,263	669,124,798	669,124,798
Daily Class Shares
Subscriptions	7,358,725	7,358,725	169,943,202	169,943,202
Distributions reinvested	276	276	—	—
Redemptions	(66,133,236)	(66,133,236)	(724,619,237)	(724,619,237)
Net decrease	(58,774,235)	(58,774,235)	(554,676,035)	(554,676,035)
Institutional Capital Shares (1)
Subscriptions	36,669,376	36,669,376	—	—
Distributions reinvested	5	5	—	—
Redemptions	(36,257,644)	(36,257,644)	—	—
Net increase	411,737	411,737	—	—
Institutional Class Shares
Subscriptions	832,775,633	832,775,633	1,543,045,313	1,543,045,313
Distributions reinvested	11,498	11,498	1,309	1,309
Redemptions	(899,696,727)	(899,696,727)	(2,020,503,878)	(2,020,503,878)
Net decrease	(66,909,596)	(66,909,596)	(477,457,256)	(477,457,256)
Investor Class Shares
Subscriptions	3,917,498	3,917,498	7,833,527	7,833,527
Distributions reinvested	195	195	—	—
Redemptions	(6,080,625)	(6,080,625)	(18,982,773)	(18,982,773)
Net decrease	(2,162,932)	(2,162,932)	(11,149,246)	(11,149,246)
Investor II Class Shares (1)
Subscriptions	245,188,368	245,188,368	180,151,652	180,151,652
Distributions reinvested	87	87	—	—
Redemptions	(249,804,591)	(249,804,591)	(243,351,978)	(243,351,978)
Net decrease	(4,616,136)	(4,616,136)	(63,200,326)	(63,200,326)

(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – BofA Treasury Reserves

	Capital Stock Activity
	Year Ended August 31,
	2012		2011
	Shares	Dollars ($)	Shares	Dollars ($)
Liquidity Class Shares
Subscriptions	430,159,579	430,159,579	574,114,658	574,114,658
Distributions reinvested	4,899	4,899	—	—
Redemptions	(496,777,949)	(496,777,950)	(611,705,408)	(611,705,408)
Net decrease	(66,613,471)	(66,613,472)	(37,590,750)	(37,590,750)
Trust Class Shares
Subscriptions	1,076,385,019	1,076,385,019	1,401,782,963	1,401,782,964
Distributions reinvested	46	46	—	—
Redemptions	(1,110,102,406)	(1,110,102,406)	(1,393,016,010)	(1,393,016,010)
Net increase (decrease)	(33,717,341)	(33,717,341)	8,766,953	8,766,954

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	0.0011	0.0257
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(0.0011)	(0.0257)
From net realized gains	—	(d)	—		—	—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(0.0011)	(0.0257)
Increase from Contribution from Advisor	—		—	(d)	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.01%		0.00	%(g)	0.00%	0.11%	2.60%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.11%		0.16%		0.17%	0.31%	0.45%
Waiver/Reimbursement	0.40%		0.35%		0.34%	0.19%	0.05%
Net investment income (h)	—	%(i)	—	%(i)	—	0.13%	2.50%
Net assets, end of period (000s)	$1,912,565		$2,933,795		$3,747,604	$5,266,200	$10,424,598

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(e)	0.0022	0.0282
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.0022)	(0.0282)
From net realized gains	—	(d)	—		—		—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(e)	(0.0022)	(0.0282)
Increase from Contribution from Advisor	—		—	(d)	—		—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.01%		0.01	%(h)	0.00	%(i)	0.22%	2.85%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.11%		0.14%		0.16%		0.19%	0.20%
Waiver/Reimbursement	0.15%		0.12%		0.10%		0.06%	0.05%
Net investment income (j)	—	%(i)	0.01%		—	%(i)	0.24%	2.80%
Net assets, end of period (000s)	$5,462,494		$4,455,824		$3,785,055		$5,696,275	$11,436,408

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	0.0007	0.0222
Less Distributions to Shareholders:
From net investment income	—	(d)	—		—	(0.0007)	(0.0222)
From net realized gains	—	(d)	—		—	—	—
Total distributions to shareholders	—	(d)	—		—	(0.0007)	(0.0222)
Increase from Contribution from Advisor	—		—	(d)	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.01%		0.00	%(g)	0.00%	0.07%	2.25%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.11%		0.17%		0.17%	0.34%	0.79%
Waiver/Reimbursement	0.75%		0.69%		0.69%	0.51%	0.06%
Net investment income (h)	—	%(i)	—	%(i)	—	0.06%	2.11%
Net assets, end of period (000s)	$84,605		$143,382		$697,764	$1,153,305	$1,159,298

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout the period is as follows:

Institutional Capital Shares	Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment income	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)
From net realized gains	—	(b)
Total distributions to shareholders	—	(b)
Net Asset Value, End of Period	$1.00
Total return (c)(d)	0.00	%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.14	%(h)
Waiver/Reimbursement	0.13	%(h)
Net investment income (g)	0.01	%(h)
Net assets, end of period (000s)	$412

(a)  Institutional Capital shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Rounds to less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(e)	0.0019	0.0278
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.0019)	(0.0278)
From net realized gains	—	(d)	—		—		—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(e)	(0.0019)	(0.0278)
Increase from Contribution from Advisor	—		—	(d)	—		—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.01%		0.00	%(h)	0.00	%(i)	0.19%	2.81%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.11%		0.16%		0.17%		0.22%	0.24%
Waiver/Reimbursement	0.19%		0.14%		0.13%		0.07%	0.05%
Net investment income (j)	—	%(i)	—	%(i)	—	%(i)	0.21%	2.68%
Net assets, end of period (000s)	$266,788		$333,703		$810,783		$1,829,959	$2,894,773

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	0.0010	0.0247
Less Distributions to Shareholders:
From net investment income	—	(d)	—		—	(0.0010)	(0.0247)
From net realized gains	—	(d)	—		—	—	—
Total distributions to shareholders	—	(d)	—		—	(0.0010)	(0.0247)
Increase from Contribution from Advisor	—		—	(d)	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.01%		0.00	%(g)	0.00%	0.10%	2.50%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.11%		0.17%		0.17%	0.32%	0.55%
Waiver/Reimbursement	0.50%		0.44%		0.44%	0.28%	0.05%
Net investment income (h)	—	%(i)	—	%(i)	—	0.11%	2.42%
Net assets, end of period (000s)	$5,580		$7,743		$18,884	$79,399	$234,962

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor II Class Shares	2012 (a)		2011 (b)		2010 (c)(d)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	0.0009	0.0237
Less Distributions to Shareholders:
From net investment income	—	(e)	—		—	(0.0009)	(0.0237)
From net realized gains	—	(e)	—		—	—	—
Total distributions to shareholders	—	(e)	—		—	(0.0009)	(0.0237)
Increase from Contribution from Advisor	—		—	(e)	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.01%		0.00	%(h)	0.00%	0.09%	2.40%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.11%		0.16%		0.17%	0.34%	0.65%
Waiver/Reimbursement	0.60%		0.55%		0.54%	0.36%	0.05%
Net investment income (i)	—	%(j)	—	%(j)	—	0.12%	2.53%
Net assets, end of period (000s)	$103,034		$107,653		$170,781	$200,805	$377,207

(a)  After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(d)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Treasury Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	0.0012	0.0267
Less Distributions to Shareholders:
From net investment income	—	(d)	—		—	(0.0012)	(0.0267)
From net realized gains	—	(d)	—		—	—	—
Total distributions to shareholders	—	(d)	—		—	(0.0012)	(0.0267)
Increase from Contribution from Advisor	—		—	(d)	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.01%		0.00	%(g)	0.00%	0.12%	2.70	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.11%		0.16%		0.17%	0.29%	0.35%
Waiver/Reimbursement	0.41%		0.35%		0.34%	0.21%	0.15%
Net investment income (i)	—	%(j)	—	%(j)	—	0.17%	2.53	%(h)
Net assets, end of period (000s)	$71,919		$138,535		$176,051	$413,066	$995,952

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	0.0015	0.0272
Less Distributions to Shareholders:
From net investment income	—	(d)	—		—	(0.0015)	(0.0272)
From net realized gains	—	(d)	—		—	—	—
Total distributions to shareholders	—	(d)	—		—	(0.0015)	(0.0272)
Increase from Contribution from Advisor	—		—	(d)	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.01%		0.00	%(g)	0.00%	0.15%	2.75%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.11%		0.15%		0.17%	0.27%	0.30%
Waiver/Reimbursement	0.25%		0.21%		0.19%	0.08%	0.05%
Net investment income (h)	—	%(i)	—	%(i)	—	0.13%	2.62%
Net assets, end of period (000s)	$444,576		$478,302		$469,327	$857,336	$964,875

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Notes to Financial Statements – BofA Treasury Reserves
August 31, 2012

Note 1. Organization

BofA Treasury Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital Class, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares. On October 3, 2011, Institutional Capital shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

22

BofA Treasury Reserves, August 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement, which may include securities that the Fund is not otherwise directly permitted to purchase. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carry forward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract,

23

BofA Treasury Reserves, August 31, 2012

the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2012, permanent book and tax basis differences resulting primarily from differing treatments for deferred compensation adjustments and distribution re-designations were identified and reclassified among the components of the Fund's net assets as follows:

Overdistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$7,386	$(7,386)	$—

The tax character of distributions paid during the years ended August 31, 2012 and August 31, 2011 were as follows:

	August 31,
Distributions paid from:	2012	2011
Ordinary Income*	$541,817	$208,630

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$10,791	$—

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment

24

BofA Treasury Reserves, August 31, 2012

advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the year ended August 31, 2012, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2012, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the BofA Funds may automatically sell your shares if the value of your account (treating each account of a Fund you own separately from any other account of another Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

25

BofA Treasury Reserves, August 31, 2012

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BofA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%`	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Servicing Plans:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2012 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2012.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BofA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration

26

BofA Treasury Reserves, August 31, 2012

fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time. Effective March 20, 2012, the Distributor and BofA have voluntarily agreed to reimburse expenses, as applicable, in order to maintain a minimum annualized net yield of 0.01% for all classes of the Fund.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2012, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2015	2014	2013	recovery	ended 08/31/12
$5,240,089	$5,773,438	$7,398,397	$18,411,924	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. Previously, the Trust's eligible Trustees participated in a non-qualified deferred compensation plan which the Board voted to terminate on February 28, 2011. Balances related to compensation previously deferred by the trustees were paid out of Fund assets on March 8, 2012. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. There are no liabilities associated with the terminated deferred compensation plan, however there are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and

Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2012, these custody credits reduced total expenses by $3,276 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and

27

BofA Treasury Reserves, August 31, 2012

apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to October 28, 2011, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings were available for short-term liquidity or temporary or emergency purposes. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2012, the Fund did not borrow under these arrangements.

Note 7. Capital Contribution

On November 29, 2010, an affiliate of BofA made a capital contribution to the Fund of $3,865,298.

Note 8. Shareholder Concentration

The Fund's risks include, but are not limited to the following:

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

28

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Treasury Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Treasury Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2012, and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

29

Federal Income Tax Information (Unaudited) – BofA Treasury Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

30

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds.

George J. Gorman (Born 1952)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).
William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (149 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer-Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman-CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (149 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer-Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

31

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member-Perry Consulting LLC (advisory firm), since March 2008; Consultant-MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Peter T. Fariel (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005.

32

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President-Fund Treasury of the Advisor since October 2004.
Thomas Loeffler (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2012)	Assistant General Counsel, Bank of America since July 2007; Vice President and Senior Attorney for United States Trust Company, National Association from February 2006 to July 2007.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

33

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Treasury Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Treasury Reserves

Annual Report, August 31, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-TSYR-42/265704-1012

Item 2. Code of Ethics.

(a)          The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)          During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William A. Hawkins, George J. Gorman, William J. Kelly, and Harrison M. Bains, are members of the registrant’s Board of Trustees and Audit Committee. George J. Gorman qualifies as an audit committee financial expert.  Mr. Hawkins, Mr. Gorman, Mr. Kelly, and Mr. Bains are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the series of the registrant whose report to stockholders is included in this annual filing.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional service rendered during the fiscal years ended August 31, 2012 and August 31, 2011 are approximately as follows:

2012	2011
$499,000	$501,350

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended August 31, 2012 and August 31, 2011 are approximately as follows:

2012	2011
$52,305	$52,305

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.  In both fiscal years 2012 and 2011, Audit-Related Fees consist of agreed-upon procedures performed for semi-annual shareholder reports.

During the fiscal years ended August 31, 2012 and August 31, 2011, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended August 31, 2012 and August 31, 2011 are approximately as follows:

2012	2011
$33,950	$32,045

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended August 31, 2012 and August 31, 2011, there were no Tax Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended August 31, 2012 and August 31, 2011 are approximately as follows:

2012	2011
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended August 31, 2012 and August 31, 2011 are approximately as follows:

2012	2011
$263,630	$386,054

For the fiscal year ended August 31, 2012, Aggregate All Other Fees consist of fees billed for an internal control examination of the registrant’s investment advisor in addition to agreed upon procedures in connection with IRC Section 851(b)3 and IRC Section 852(b)5, as applicable.  For the fiscal year ended August 31, 2011, Aggregate All Other Fees consist of fees billed for internal control examinations of the registrant’s investment advisor and transfer agent.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent accountants to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant (“Adviser Affiliates”), if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services (“Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively “Fund Services”); (ii) non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively “Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants.  Pre-approval of non-audit services to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the “de minimis” requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees/Directors.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

The Policy requires the Fund Treasurer and/or an appropriate Fund officer to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committees will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations.  That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform.

The Fund Treasurer and/or an appropriate Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services, actual billed and projected fees, and the means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

*****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the “de minimis” exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended August 31, 2012 and August 31, 2011 was zero.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2012 and August 31, 2011 are approximately as follows:

2012	2011
$349,885	$470,404

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	October 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	October 19, 2012

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	October 19, 2012